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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Active Portfolios Multi-Manager Alternative Strategies Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 36.8%
CONSUMER DISCRETIONARY 6.1%
Automobiles 1.0%
General Motors Co. (a)(b)(c)	175,683	$5,953,897
Diversified Consumer Services 0.7%
Coinstar, Inc. (a)(b)	52,919	3,082,003
Stewart Enterprises, Inc., Class A	97,029	1,261,377
Total		4,343,380
Hotels, Restaurants & Leisure —%
Club Mediterranee SA (a)	9,948	228,471
Household Durables 0.2%
iRobot Corp. (a)(c)	41,940	1,417,153
Media 2.3%
Astral Media, Inc., Class A	99,494	4,664,006
Fisher Communications, Inc.	13,800	567,318
Interpublic Group of Companies, Inc. (The)	301,846	4,292,250
Liberty Global, Inc., Class A (a)	555	40,904
Virgin Media, Inc. (c)	97,827	4,858,089
Total		14,422,567
Multiline Retail 0.5%
Target Corp. (c)	42,487	2,952,846
Specialty Retail 1.4%
American Eagle Outfitters, Inc.	97,300	1,925,567
ANN, Inc. (a)	59,967	1,839,788
HOT Topic, Inc.	98,665	1,380,323
OfficeMax, Inc. (b)(c)	161,884	2,109,348
PEP Boys-Manny, Moe & Jack (The) (a)(c)	109,655	1,353,143
Total		8,608,169
TOTAL CONSUMER DISCRETIONARY		37,926,483
CONSUMER STAPLES 1.3%
Food & Staples Retailing —%
Siam Makro PCL	10,063	257,495
Food Products 1.3%
Cermaq ASA	15,376	285,582
Copeinca ASA	49,576	489,961
DE Master Blenders 1753 NV (a)	135,584	2,133,207
GrainCorp Ltd., Class A	111,962	1,353,722

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
HJ Heinz Co. (b)(c)	45,491	$3,291,729
Smithfield Foods, Inc. (a)	16,180	532,969
Total		8,087,170
TOTAL CONSUMER STAPLES		8,344,665
ENERGY 7.3%
Energy Equipment & Services 3.4%
Ensco PLC, Class A (c)	37,425	2,251,862
Halliburton Co.	96,892	4,054,930
Helmerich & Payne, Inc. (c)	29,495	1,821,021
Lufkin Industries, Inc.	19,543	1,724,865
National Oilwell Varco, Inc. (c)	43,705	3,072,462
Noble Corp. (b)(c)	84,702	3,282,203
Patterson-UTI Energy, Inc.	165,667	3,480,664
Unit Corp. (a)(c)	38,064	1,719,351
Total		21,407,358
Oil, Gas & Consumable Fuels 3.9%
Bill Barrett Corp. (a)(b)	256,759	5,795,051
ConocoPhillips (c)	30,582	1,875,900
Denbury Resources, Inc. (a)	482,333	8,850,810
Energen Corp. (c)	33,120	1,794,773
Ithaca Energy, Inc.	5,320	9,865
McMoRan Exploration Co. (a)	72,371	1,203,530
SandRidge Energy, Inc. (a)	45,300	234,201
Swift Energy Co. (a)(c)	95,553	1,295,699
Talisman Energy, Inc.	209,609	2,448,233
Torc Oil & Gas Ltd.	171,758	228,624
Total SA	5,712	285,505
Whitehaven Coal Ltd.	44,704	95,541
Total		24,117,732
TOTAL ENERGY		45,525,090
FINANCIALS 6.3%
Commercial Banks 0.1%
Fifth Third Bancorp	54,079	984,238
Consumer Finance 0.3%
Asset Acceptance Capital Corp. (a)	245,989	1,670,265
Diversified Financial Services 1.2%
Citigroup, Inc. (c)	39,300	2,043,207

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
NYSE Euronext (c)	144,380	$5,808,408
Total		7,851,615
Insurance 3.6%
Aon PLC (c)	36,797	2,342,865
CNA Financial Corp.	114,997	3,929,447
Genworth Financial, Inc., Class A (a)(b)	97,153	1,050,224
Loews Corp.	187,466	8,589,692
MetLife, Inc.	65,658	2,902,740
Unum Group	121,868	3,470,801
Total		22,285,769
Real Estate Management & Development 0.3%
Deutsche Euroshop AG	10,893	470,390
Deutsche Wohnen AG	23,438	436,346
GAGFAH SA (a)	37,030	458,625
GSW Immobilien AG	10,737	418,824
Total		1,784,185
Thrifts & Mortgage Finance 0.8%
Hudson City Bancorp, Inc. (c)	570,388	4,848,298
TOTAL FINANCIALS		39,424,370
HEALTH CARE 3.1%
Biotechnology 0.1%
Exact Sciences Corp. (a)(c)	13,590	152,752
PROLOR Biotech, Inc. (a)	41,104	258,955
Total		411,707
Health Care Equipment & Supplies 1.1%
Conceptus, Inc. (a)	68,684	2,127,830
Edwards Lifesciences Corp. (a)(c)	17,016	1,130,883
Medtronic, Inc. (c)	33,800	1,724,138
Palomar Medical Technologies, Inc. (a)	31,786	430,065
Stryker Corp.	20,300	1,347,717
Total		6,760,633
Health Care Providers & Services 0.6%
Express Scripts Holding Co. (a)	60,282	3,744,718
Life Sciences Tools & Services 0.4%
Life Technologies Corp. (a)(b)	30,590	2,266,719

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.9%
Actavis, Inc. (a)(b)	14,643	$1,805,336
Novartis AG, ADR	32,100	2,303,496
Questcor Pharmaceuticals, Inc. (c)	31,984	1,092,893
Sanofi	3,248	346,328
Valeant Pharmaceuticals International, Inc. (a)(b)	4,380	399,106
Total		5,947,159
TOTAL HEALTH CARE		19,130,936
INDUSTRIALS 2.5%
Aerospace & Defense 0.3%
Aerosonic Corp. (a)(d)	222,258	1,722,500
Airlines 0.5%
Southwest Airlines Co.	204,565	2,898,686
Commercial Services & Supplies 0.4%
Republic Services, Inc.	70,505	2,404,221
Construction & Engineering 0.4%
Aegion Corp. (a)	98,921	2,258,366
Machinery 0.7%
Deere & Co.	17,865	1,556,220
Gardner Denver, Inc.	25,549	1,928,949
MAN SE (a)	1,119	123,890
Met-Pro Corp.	83,570	1,122,345
Total		4,731,404
Road & Rail 0.2%
Knight Transportation, Inc.	92,200	1,580,308
TOTAL INDUSTRIALS		15,595,485
INFORMATION TECHNOLOGY 6.6%
Communications Equipment 1.0%
Cisco Systems, Inc.	102,631	2,471,355
QUALCOMM, Inc. (c)	24,500	1,555,260
Telular Corp.	196,302	2,461,627
Total		6,488,242
Computers & Peripherals 2.2%
Apple, Inc. (b)	19,147	8,610,023
Fusion-io, Inc. (a)	55,083	797,051

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
Silicon Graphics International Corp. (a)(b)	282,009	$4,258,336
Total		13,665,410
IT Services 0.7%
Convergys Corp.	126,704	2,302,212
Global Payments, Inc.	46,093	2,210,620
Total		4,512,832
Semiconductors & Semiconductor Equipment 0.9%
ASML Holding NV	30,466	2,475,919
Intel Corp.	121,292	2,944,969
Total		5,420,888
Software 1.8%
BMC Software, Inc. (a)(b)	53,200	2,409,694
Microsoft Corp. (b)(c)	177,729	6,199,187
Oracle Corp. (c)	57,499	1,941,166
Stonesoft OYJ (a)	101,429	583,014
Total		11,133,061
TOTAL INFORMATION TECHNOLOGY		41,220,433
MATERIALS 2.6%
Chemicals 1.3%
Ferro Corp. (a)(b)	38,787	266,079
Mosaic Co. (The) (b)(c)	132,252	8,043,566
Total		8,309,645
Construction Materials 0.1%
Vulcan Materials Co. (b)	11,676	625,600
Metals & Mining 1.1%
Aurizon Mines Ltd. (a)	407,741	1,510,225
Commercial Metals Co.	60,651	935,238
Flinders Mines Ltd. (a)	627,966	25,665
Freeport-McMoRan Copper & Gold, Inc.	81,611	1,269,075
Hoganas AB, Class B	7,537	367,556
Sundance Resources Ltd. (a)	2,585,125	229,571
Yamana Gold, Inc.	206,081	2,378,175
Yancoal Australia Ltd. (a)	82,732	55,397
Total		6,770,902

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.1%
Buckeye Technologies, Inc.	16,900	$629,863
TOTAL MATERIALS		16,336,010
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services —%
Globalstar, Inc. (a)	404,688	217,520
Wireless Telecommunication Services 1.0%
Clearwire Corp., Class A (a)(b)	334,115	1,496,835
Sprint Nextel Corp. (a)(b)	285,764	2,086,077
Vodafone Group PLC, ADR	78,500	2,272,575
Total		5,855,487
TOTAL TELECOMMUNICATION SERVICES		6,073,007
Total Common Stocks (Cost: $205,536,676)		$229,576,479

Preferred Stocks 0.2%
FINANCIALS 0.2%
Commercial Banks 0.1%
Citizens Funding Trust I, 7.500%	2,872	$73,092
GMAC Capital Trust I, 8.125% (e)	29,476	$784,651
Total		857,743
Diversified Financial Services 0.1%
Citigroup Capital IX, 6.000%	21,000	$527,940
TOTAL FINANCIALS		1,385,683
Total Preferred Stocks (Cost: $1,315,420)		$1,385,683

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(f) 6.3%
Aerospace & Defense 0.1%
DynCorp International, Inc.
07/01/17	10.375%	610,000	$625,250
Banking 0.2%
Fifth Third Capital Trust IV (e)
04/15/67	6.500%	1,530,000	1,533,825

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Chemicals 0.4%
MacDermid, Inc. (g)
04/15/17	9.500%	$1,739,000	$1,799,865
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	896,000	1,001,280
Total			2,801,145
Construction Machinery 0.2%
United Rentals North America, Inc.
09/15/20	8.375%	906,000	987,540
Consumer Products 0.1%
Spectrum Brands, Inc. Senior Secured
06/15/18	9.500%	473,000	523,256
Diversified Manufacturing 0.2%
Coleman Cable, Inc.
02/15/18	9.000%	980,000	1,055,950
Electric —%
NRG Energy, Inc.
06/15/19	8.500%	215,000	234,888
Food and Beverage 0.3%
Dean Foods Co.
12/15/18	9.750%	1,525,000	1,757,563
Gas Pipelines 0.3%
Copano Energy LLC/Finance Corp.
04/01/21	7.125%	1,814,000	2,099,705
Health Care 0.2%
Alere, Inc.
10/01/18	8.625%	1,207,000	1,306,578
Independent Energy 0.8%
Chaparral Energy, Inc.
09/01/21	8.250%	1,386,000	1,531,530
Endeavour International Corp. Senior Secured
03/01/18	12.000%	923,000	867,620
Newfield Exploration Co. Senior Subordinated Notes
05/15/18	7.125%	492,000	510,450

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Independent Energy (continued)
Quicksilver Resources, Inc.
01/01/16	11.750%		$1,744,000	$1,848,640
Total				4,758,240
Media Cable 0.2%
Virgin Media Finance PLC
02/15/22	4.875%		1,092,000	1,101,555
Media Non-Cable 0.8%
Entercom Radio LLC
12/01/19	10.500%		1,000,000	1,167,500
Intelsat Luxembourg SA
02/04/17	11.250%		1,063,000	1,124,654
Reader’s Digest Association, Inc. (The) Senior Secured (h)
02/15/17	9.500%		837,000	355,725
Univision Communications, Inc. (g)
05/15/21	8.500%		467,000	505,527
YPG Financing, Inc. Senior Secured (g)
11/30/18	9.250%	CAD	1,548,807	1,542,458
Total				4,695,864
Metals —%
Midwest Vanadium Pty Ltd. Senior Secured (g)
02/15/18	11.500%		300,000	198,000
Oil Field Services 0.4%
McMoRan Exploration Co.
11/15/14	11.875%		1,637,000	1,718,850
Offshore Group Investments Ltd. Senior Secured
11/01/19	7.500%		611,000	659,880
Total				2,378,730
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
01/15/16	7.750%		861,000	891,135
Packaging 0.2%
ARD Finance SA Senior Secured PIK (g)
06/01/18	11.125%		617,000	675,615
Packaging Dynamics Corp. Senior Secured (g)
02/01/16	8.750%		712,000	744,930
Total				1,420,545

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (f) (continued)
Retailers 0.1%
Brown Shoe Co., Inc.
05/15/19	7.125%		$618,000	$653,535
Technology 0.4%
BMC Software, Inc. (b)
Senior Unsecured
02/15/22	4.250%		699,000	707,221
12/01/22	4.500%		699,000	713,622
Nortel Networks Ltd. (h)
07/15/16	10.750%		759,000	855,772
Total				2,276,615
Treasury 0.4%
Serbia Governement Bond
04/04/15	10.000%	RSD	100,000,000	1,142,386
Serbia Treasury Bills (i)
05/29/14	0.000%	RSD	106,000,000	1,113,549
Total				2,255,935
Wireless 0.5%
Clearwire Communications LLC/Finance, Inc. (g)
Senior Secured
12/01/15	12.000%		333,000	355,894
12/01/15	12.000%		623,000	665,831
Cricket Communications, Inc.
10/15/20	7.750%		946,000	943,635
NII Capital Corp.
04/01/21	7.625%		1,545,000	1,286,212
Total				3,251,572
Wirelines 0.4%
Cincinnati Bell, Inc.
03/15/18	8.750%		1,215,000	1,245,375
Windstream Corp.
03/15/19	7.000%		1,393,000	1,420,860
Total				2,666,235
Total Corporate Bonds & Notes (Cost: $39,715,362)				$39,473,661

Convertible Bonds(f) 0.8%
Media Non-Cable —%
YPG Financing, Inc.
11/30/22	8.000%	CAD	48,878	42,907
Metals 0.2%
United States Steel Corp. Senior Unsecured
05/15/14	4.000%		1,010,000	1,036,512

Issuer	Coupon Rate		Principal Amount	Value

Convertible Bonds (f) (continued)
Oil Field Services 0.2%
McMoRan Exploration Co. Senior Unsecured
10/06/13	5.250%		$952,000	$986,558
Retailers 0.1%
RadioShack Corp. Senior Unsecured (g)
08/01/13	2.500%		940,000	930,600
Technology 0.1%
Nortel Networks Corp. (h)
04/15/14	2.125%		779,000	754,656
Wireless 0.2%
Clearwire Communications LLC/Finance, Inc. (g)
12/01/40	8.250%		380,000	419,663
Globalstar, Inc. Senior Unsecured (j)
04/01/28	8.000%		728,931	612,302
Total				1,031,965
Total Convertible Bonds (Cost: $4,433,078)				$4,783,198

Inflation-Indexed Bonds(f) 1.2%
NEW ZEALAND 0.4%
New Zealand Government Bond Senior Unsecured
09/20/25	2.000%	NZD	2,691,342	2,296,493
TURKEY 0.8%
Turkey Government Bond
01/06/21	3.000%	TRY	8,302,495	4,970,643
Total Inflation-Indexed Bonds (Cost: $6,911,403)				$7,267,136

Foreign Government Obligations(f) 5.8%
ALBANIA 0.1%
Albania Government International Bond Senior Unsecured
11/04/15	7.500%	EUR	390,000	532,146

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f) (continued)
CYPRUS —%
Cyprus Government International Bond Senior Unsecured
02/03/20	4.625%	EUR	$180,000	$162,131
GERMANY 0.3%
Bundesrepublik Deutschland
07/04/34	4.750%	EUR	1,000,000	1,837,617
GUATEMALA 0.1%
Guatemala Government Bond Senior Unsecured (g)
02/13/28	4.875%		740,000	742,194
LEBANON 0.2%
Lebanon Government Bond
07/25/13	5.340%	LBP	514,910,000	340,896
08/08/13	5.340%	LBP	751,260,000	497,527
07/17/14	9.000%	LBP	377,530,000	259,045
08/28/14	8.380%	LBP	228,640,000	156,250
Total				1,253,718
MEXICO 1.4%
Mexican Bonos
06/19/14	7.000%	MXN	9,564,300	7,708,617
12/18/14	9.500%	MXN	1,250,000	1,055,304
Total				8,763,921
MONGOLIA 0.1%
Mongolia Government International Bond Senior Unsecured (g)
01/05/18	4.125%		360,000	349,477
NEW ZEALAND 0.3%
New Zealand Government Bond
Senior Unsecured
12/15/17	6.000%	NZD	940,000	842,780
03/15/19	5.000%	NZD	940,000	820,135
05/15/21	6.000%	NZD	335,000	314,158
Total				1,977,073
PARAGUAY —%
Republic of Paraguay Senior Unsecured (g)
01/25/23	4.625%		303,000	299,970

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f) (continued)
PHILIPPINES 0.4%
Philippine Government International Bond Senior Unsecured
01/14/36	6.250%	PHP	87,000,000	2,552,165
ROMANIA 1.2%
Romania Government Bond
07/28/14	5.850%	RON	$1,850,000	$554,236
04/30/15	6.000%	RON	1,030,000	312,754
10/26/15	5.800%	RON	8,310,000	2,518,920
01/27/16	5.750%	RON	9,550,000	2,899,029
07/26/17	5.900%	RON	3,280,000	1,006,573
Total				7,291,512
RWANDA 0.1%
Rwanda Government Bond (g)
05/02/23	6.625%		470,000	441,800
SERBIA 0.1%
Serbia Governement Bond
05/16/15	10.000%	RSD	62,100,000	716,102
SLOVENIA 0.8%
Slovenia Government Bond
01/18/21	4.375%	EUR	1,386,000	1,661,498
Senior Unsecured
01/26/20	4.125%	EUR	442,000	530,093
Slovenia Government Bond (g)
05/10/23	5.850%		2,794,000	2,779,081
Total				4,970,672
SRI LANKA 0.2%
Republic of Sri Lanka Senior Unsecured (g)
07/27/21	6.250%		844,000	865,100
Sri Lanka Government International Bond
Senior Unsecured
07/27/21	6.250%		249,000	255,225
Sri Lanka Government International Bond (g)
Senior Unsecured
07/25/22	5.875%		400,000	400,857
Total				1,521,182
TURKEY 0.5%
Turkey Government Bond (i)
07/17/13	0.000%	TRY	4,490,490	2,385,856
04/09/14	0.000%	TRY	1,074,386	544,198
Total				2,930,054
Total Foreign Government Obligations (Cost: $35,768,503)				$36,341,734

Issuer			Shares	Value

Rights 0.1%
MATERIALS 0.1%
Metals & Mining 0.1%
Yancoal Australia Ltd. (a)			138,996	$359,171
TOTAL MATERIALS				359,171
Total Rights (Cost: $395,076)				$359,171

Issuer	Effective Yield		Par/ Principal/ Shares	Value

Treasury Bills(f) 12.0%
LEBANON 0.1%
Lebanon Treasury Bills
07/11/13	4.260%	LBP	242,220,000	$159,383
10/10/13	4.800%	LBP	249,150,000	161,914
11/07/13	4.850%	LBP	79,220,000	51,287
11/21/13	4.870%	LBP	463,310,000	299,373
Total				671,957
MEXICO 0.1%
Mexican Treasury Bills
08/08/13	3.514%	MXN	5,414,000	420,870
10/31/13	3.770%	MXN	5,368,000	413,550
Total				834,420
NORWAY 1.0%
Norway Treasury Bills (i)
06/19/13	1.590%	NOK	34,360,000	5,850,004
ROMANIA 0.2%
Romania Treasury Bills
01/15/14	4.540%	RON	4,500,000	1,295,463
SERBIA 1.1%
Serbia Treasury Bills
06/28/13	10.130%	RSD	112,200,000	1,283,403
02/20/14	9.990%	RSD	300,000,000	3,224,421
04/03/14	9.990%	RSD	14,310,000	152,174
Serbia Treasury Bills (i)
12/12/13	9.960%	RSD	121,890,000	1,334,074
05/22/14	10.050%	RSD	64,200,000	673,980
Total				6,668,052
SINGAPORE 0.8%
Singapore Treasury Bills
06/28/13	0.230%	SGD	1,224,000	968,225
11/15/13	0.270%	SGD	5,225,000	4,128,713
Total				5,096,938

	Issuer	Effective Yield		Par/ Principal/ Shares	Value

Treasury Bills (f) (continued)
UNITED STATES 8.7%
	U.S. Treasury Bills
	07/25/13		0.020%	$17,700,000	$17,699,489
	08/22/13		0.030%	5,000,000	4,999,665
	U.S. Treasury Bills (c)
	06/20/13		0.030%	31,690,000	31,689,490
Total					54,388,644
Total Treasury Bills (Cost: $74,901,759)					$74,805,478

Issuer	Contracts		Exercise Price	Expiration Date	Value

Options Purchased Calls(f) —%
Colombian Peso
	532,200,000	COP	1,757.00	02/18/14	946
	1,458,400,000	COP	1,757.00	02/18/14	2,593
	841,000,000	COP	1,757.00	02/18/14	1,496
	714,914,000	COP	1,757.00	02/18/14	1,271
	2,188,231,000	COP	1,757.00	02/18/14	3,891
	812,250,000	COP	1,757.00	02/18/14	1,444
	2,260,370,000	COP	1,757.00	02/18/14	4,019
	2,296,050,000	COP	1,757.00	02/18/14	4,083
	Indian Rupee
	209,000,000	INR	55.00	07/01/13	3,075
	159,000,000	INR	53.00	07/03/13	237
	111,300,000	INR	53.00	07/03/13	166
	160,000,000	INR	54.00	08/12/13	2,912
	353,000,000	INR	54.00	08/12/13	6,425
	187,000,000	INR	54.00	08/12/13	3,403
	188,000,000	INR	55.00	08/19/13	10,171
Martin Marietta Materials, Inc.
	20		110.00	06/22/13	4,300
	Sprint Nextel Corp.
	258		7.00	08/17/13	14,706
Total Options Purchased Calls (Cost: $398,996)					$65,138

Issuer	Contracts		Exercise Price	Expiration Date	Value

Options Purchased Puts(f) 0.1%
Actavis, Inc.
	38		115.00	08/17/13	$11,875
	33		110.00	11/16/13	13,035
Brent Crude Oil Futures
	53		94.80	09/30/13	175,483
British Pound
	9,251,000	GBP	1.35	03/13/14	65,880
	4,618,000	GBP	1.40	03/13/14	57,936
Euro
	1,959,837	EUR	1.28	07/18/13	17,892
	2,300,000	EUR	1.26	10/31/13	32,271
	4,586,018	EUR	1.26	01/21/14	98,309
	6,000,000	EUR	1.23	04/29/14	130,024
Genworth Financial, Inc., Class A
	206		8.00	06/22/13	721
	227		9.00	09/21/13	7,945
Korean Won
	5,040,000,000	KRW	1,120.00	06/14/13	59,524
	3,250,240,000	KRW	1,120.00	06/18/13	40,532
	3,250,240,000	KRW	1,120.00	06/18/13	40,532
Liberty Global, PLC, Class A
	58		80.00	07/20/13	41,180
	24		85.00	07/20/13	27,600
SandRidge Energy, Inc.
	453		5.00	06/22/13	6,569
Sprint Nextel Corp.
	71		7.00	08/17/13	2,805
Valeant Pharmaceuticals International, Inc.
	36		87.50	08/17/13	18,540
	36		90.00	08/17/13	22,500
Vulcan Materials Co.
	29		50.00	06/22/13	1,160
Warner Chilcott PLC, Class A
	62		17.00	06/22/13	620
	120		17.00	07/20/13	3,300
Total Options Purchased Puts (Cost: $1,313,997)					$876,233

	Shares	Value

Money Market Funds 31.7%
Columbia Short-Term Cash Fund, 0.109% (d)(k)(l)	197,820,109	197,820,109
Total Money Market Funds (Cost: $197,820,109)		$197,820,109
Total Investments
(Cost: $568,510,379) (m)		$592,754,020

Investments Sold Short (6.6)%

Issuer	Shares	Value

Common Stocks (6.2)%
CONSUMER DISCRETIONARY (2.0)%
Auto Components (0.3)%
Goodyear Tire & Rubber Co. (The) (a)	(105,094)	(1,591,123)
Hotels, Restaurants & Leisure (0.3)%
Starbucks Corp.	(30,400)	(1,917,328)
Media (0.4)%
Liberty Global, Inc., Class A (a)	(20,017)	(1,475,253)
Liberty Global, Inc., Class C (a)	(16,102)	(1,106,046)
Total		(2,581,299)
Specialty Retail (0.7)%
Office Depot, Inc. (a)	(267,427)	(1,179,353)
Tiffany & Co.	(40,264)	(3,131,734)
Total		(4,311,087)
Textiles, Apparel & Luxury Goods (0.3)%
Michael Kors Holdings Ltd. (a)	(28,819)	(1,810,410)
TOTAL CONSUMER DISCRETIONARY		(12,211,247)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (0.5)%
Oil, Gas & Consumable Fuels (0.5)%
Exxon Mobil Corp.	(37,410)	$(3,384,483)
TOTAL ENERGY		(3,384,483)
FINANCIALS (1.9)%
Commercial Banks (0.8)%
M&T Bank Corp.	(47,931)	(5,027,962)
Consumer Finance (0.1)%
Encore Capital Group, Inc. (a)	(13,225)	(471,736)
Diversified Financial Services (0.7)%
IntercontinentalExchange, Inc. (a)	(24,589)	(4,209,882)
Real Estate Investment Trusts (REITs) (0.3)%
Regency Centers Corp.	(35,800)	(1,847,280)
TOTAL FINANCIALS		(11,556,860)
HEALTH CARE —%
Health Care Equipment & Supplies —%
Cynosure Inc., Class A (a)	(5,997)	(149,385)
TOTAL HEALTH CARE		(149,385)
INDUSTRIALS —%
Commercial Services & Supplies —%
Ceco Environmental Corp.	(8,939)	(107,894)
TOTAL INDUSTRIALS		(107,894)
INFORMATION TECHNOLOGY (0.7)%
Semiconductors & Semiconductor Equipment (0.4)%
ASML Holding NV	(30,465)	(2,475,890)
Software (0.3)%
Salesforce.com, Inc. (a)	(44,820)	(1,897,231)
TOTAL INFORMATION TECHNOLOGY		(4,373,121)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (0.7)%
Chemicals (0.3)%
Dow Chemical Co. (The)	(50,500)	$(1,740,230)
Construction Materials (0.1)%
Martin Marietta Materials, Inc.	(6,183)	(674,132)
Metals & Mining (0.3)%
Freeport-McMoRan Copper & Gold, Inc.	(39,038)	(1,212,130)
Hecla Mining Co.	(119,906)	(459,240)
United States Steel Corp.	(2,217)	(39,219)
Total		(1,710,589)
TOTAL MATERIALS		(4,124,951)
TELECOMMUNICATION SERVICES (0.4)%
Diversified Telecommunication Services (0.4)%
Verizon Communications, Inc.	(57,200)	(2,773,056)
TOTAL TELECOMMUNICATION SERVICES		(2,773,056)
Total Common Stocks (Proceeds: $35,406,402)		$(38,680,997)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (0.1)%
Gas Pipelines (0.1)%
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	(726,000)	(750,435)
Total			(750,435)

Total Corporate Bonds & Notes (Proceeds: $763,192)			$(750,435)

Issuer		Shares	Value

Exchange-Traded Funds (0.3)%
Health Care Select Sector		(16,455)	(792,144)
Ishares S&P		(23,678)	(363,363)
SPDR S&P 500 ETF Trust		(3,023)	(493,475)
Total Exchange-Traded Funds (Proceeds: $1,698,209)			$(1,648,982)
Total Investments Sold Short (Proceeds: $37,867,803)			$(41,080,414)
Total Investments, Net of Investments Sold Short			551,673,606(n)
Other Assets & Liabilities, Net			72,550,768
Net Assets			$624,224,374

Investments in Derivatives Futures Contracts Outstanding at May 31, 2013

At May 31, 2013, $6,519,365 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
Amsterdam Index	52	4,913,573	June 2013	3,102	—
Australian Treasury Bond, 10-year	(2)	(184,979)	June 2013	10,605	—
Australian Treasury Bond, 3-year	(53)	(4,940,486)	June 2013	—	(1,574)
Brent Crude Oil	(17)	(1,703,400)	July 2013	30,600	—
CAC 40 Index	79	4,046,627	June 2013	—	(648)
CAC 40 Index	(53)	(2,714,826)	June 2013	5,790	—
Canadian Bank Acceptance, 3-month	(86)	(20,468,290)	September 2013	1,003	—
Canadian Bank Acceptance, 3-month	(60)	(14,274,415)	December 2013	2,468	—
Canadian Government Bond, 10-year	29	3,784,336	September 2013	—	(24,034)
Cocoa	43	942,130	July 2013	—	(58,574)
Coffee	(46)	(2,191,613)	July 2013	139,771	—
Corn	63	2,085,300	July 2013	32,203	—
Cotton #2	(12)	(476,160)	July 2013	5,504	—
Crude Oil	4	367,880	June 2013	—	(12,920)
DAX Index	16	4,349,742	June 2013	177,418	—
DJIA Mini	83	6,266,500	June 2013	249,914	—
E-Mini NASDAQ 100 Index	87	5,185,635	June 2013	197,138	—
E-Mini Russell 2000 Index	40	3,925,200	June 2013	102,286	—
E-Mini S&P 500 Index	66	5,375,700	June 2013	197,535	—
E-Mini S&P MidCap 400 Index	36	4,260,240	June 2013	178,122	—
Euro Euribor, 3-month	108	35,023,051	September 2013	2,837	—
Euro Euribor, 3-month	95	30,796,509	December 2013	—	(2,137)
Euro Euribor, 3-month	89	28,839,899	March 2014	—	(5,807)
Euro Euribor, 3-month	97	31,416,490	June 2014	—	(10,845)
Euro Euribor, 3-month	101	32,693,965	September 2014	—	(11,775)
Euro Euribor, 3-month	108	34,935,318	December 2014	—	(16,862)
Euro Euribor, 3-month	108	34,910,753	March 2015	—	(21,960)
Euro Swiss Franc, 3-month	(96)	(25,095,529)	September 2013	1,282	—
Euro Swiss Franc, 3-month	(71)	(18,558,379)	December 2013	3,669	—
Euro-Bobl, 5-year	64	10,483,676	June 2013	—	(42,940)
Euro-Bobl, 5-year	(57)	(9,337,024)	June 2013	—	(11,165)
Euro-Bund, 10-year	74	13,822,238	June 2013	—	(64,204)
Euro-Bund, 10-year	(10)	(1,867,870)	June 2013	32,642	—
Euro-Buxl, 30-year	(2)	(343,498)	June 2013	913	—
Eurodollar, 90-day	41	10,217,713	September 2013	—	(1,694)
Eurodollar, 90-day	(15)	(3,736,313)	December 2013	84	—
Eurodollar, 90-day	(31)	(7,717,450)	March 2014	776	—
Eurodollar, 90-day	(38)	(9,454,400)	June 2014	1,267	—
Eurodollar, 90-day	(41)	(10,193,113)	September 2014	2,049	—
Eurodollar, 90-day	(31)	(7,700,013)	December 2014	2,112	—
Eurodollar, 90-day	(30)	(7,443,375)	March 2015	3,317	—
Euro-OAT, 10-year	(105)	(18,721,462)	June 2013	—	(329,063)
European ICE Gasoil	(42)	(3,551,100)	July 2013	58,800	—
Euro-SCHATZ, 2-year	(91)	(13,086,190)	June 2013	704	—
FTSE 100 Index	47	4,694,251	June 2013	120,801	—
FTSE/JSE Top 40 Index	120	4,491,257	June 2013	171,171	—
FTSE/MIB Index	32	3,583,565	June 2013	83,397	—
Hang Seng Index	18	2,570,749	June 2013	—	(31,683)
Heating Oil	(23)	(2,686,832)	June 2013	56,923	—
Henry Hub Natural Gas Swap	349	3,476,040	June 2013	—	(119,355)
H-Shares Index	(13)	(865,567)	June 2013	13,002	—
IBEX 35 Index	30	3,244,292	June 2013	—	(57,680)
Japanese Government Bond, 10-year	(22)	(31,168,583)	June 2013	58,817	—
KOSPI 200 Index	1	116,093	June 2013	895	—

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
LME Copper	(18)	(3,280,613)	June 2013	107,252	—
LME Nickel	(25)	(2,214,900)	June 2013	192,742	—
LME Primary Aluminum	2	95,775	September 2013	—	(53)
LME Primary Aluminum	(2)	(94,288)	June 2013	—	(3,191)
LME Zinc	(48)	(2,281,200)	June 2013	—	(6,099)
LME Zinc	4	193,325	September 2013	1,294	—
Mini Japanese Government Bond, 10-year	2	283,769	June 2013	—	(4,582)
MSCI Singapore Index	109	6,364,334	June 2013	—	(205,803)
MSCI Taiwan Index	113	3,334,630	June 2013	—	(36,260)
Nikkei 225	27	3,682,246	June 2013	4,775	—
Platinum	78	5,701,020	July 2013	—	(483,813)
RBOB Gasoline	10	1,157,058	June 2013	—	(52,626)
S&P CNX Nifty Index	252	3,018,204	June 2013	—	(51,035)
S&P/TSE 60 Index	28	3,918,245	June 2013	32,639	—
Silver	(31)	(3,447,665)	July 2013	194,302	—
Soybean Meal	32	1,431,040	July 2013	83,082	—
Soybean Oil	(36)	(1,045,008)	July 2013	38,335	—
Soybeans	29	2,189,500	July 2013	149,844	—
SPI 200 Index	12	1,416,339	June 2013	—	(39,764)
Sterling, 90-day	13	2,456,431	September 2013	—	(1,399)
Sterling, 90-day	(8)	(1,510,890)	March 2014	451	—
Sterling, 90-day	(7)	(1,321,431)	June 2014	254	—
Sterling, 90-day	4	754,723	September 2014	—	(1,132)
Sterling, 90-day	17	3,205,476	December 2014	—	(6,279)
Sterling, 90-day	34	6,406,755	March 2015	—	(13,177)
Sugar #11	(422)	(7,822,192)	June 2013	391,238	—
TOPIX	7	789,159	June 2013	—	(7,376)
U.S. Treasury Long Bond, 20-year	(42)	(5,881,312)	September 2013	22,099	—
U.S. Treasury Note, 10-year	(3)	(387,656)	September 2013	1,570	—
U.S. Treasury Note, 2-year	(112)	(24,655,751)	September 2013	3,615	—
U.S. Treasury Note, 5-year	(72)	(8,813,812)	September 2013	11,003	—
United Kingdom Long GILT, 10-year	18	3,167,309	September 2013	—	(27,782)
USD Deliverable Interest Rate Swap, 10-year	(50)	(4,835,157)	June 2013	151,686	—
Wheat	(61)	(2,151,775)	July 2013	—	(34,372)
Total	887	92,159,543		3,335,098	(1,799,663)

Open Options Contracts Written at May 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
ACTAVIS INC	Call	38	140.00	2,680	June 22, 2013	285
ACTAVIS INC	Put	38	110.00	3,736	June 22, 2013	1,330
ACTAVIS INC	Put	33	115.00	6,698	June 22, 2013	2,392
APPLE INC	Call	123	455.00	295,314	June 22, 2013	108,855
BILL BARRETT CORP	Call	980	20.00	164,912	June 22, 2013	271,950
BILL BARRETT CORP	Call	139	22.50	35,559	September 21, 2013	34,055
BILL BARRETT CORP	Call	194	17.50	45,826	September 21, 2013	109,610
BMC SOFTWARE INC	Call	6	46.00	90	June 22, 2013	45
BMC SOFTWARE INC	Call	17	47.00	152	August 17, 2013	85
BMC SOFTWARE INC	Call	35	46.00	489	August 17, 2013	613
CLEARWIRE CORP-CLASS A	Call	9	4.00	84	June 22, 2013	517
CLEARWIRE CORP-CLASS A	Call	196	3.00	6,076	June 22, 2013	28,910
CLEARWIRE CORP-CLASS A	Call	333	3.50	2,146	June 22, 2013	32,467
CLEARWIRE CORP-CLASS A	Call	322	3.50	2,211	July 20, 2013	31,395
COINSTAR INC	Call	170	60.00	42,989	July 20, 2013	34,000
DISH NETWORK CORP-A	Call	22	41.00	1,995	June 22, 2013	1,155
DISH NETWORK CORP-A	Call	22	42.00	1,420	June 22, 2013	770
FERRO CORP	Call	1	7.50	19	June 22, 2013	5
GENERAL MOTORS CO	Call	447	29.00	66,277	June 22, 2013	220,147
GENERAL MOTORS CO	Call	191	31.00	40,428	September 21, 2013	74,490
GENWORTH FINANCIAL INC	Call	34	10.00	2,799	June 22, 2013	3,111
GENWORTH FINANCIAL INC	Put	203	11.00	17,000	June 22, 2013	9,541
GENWORTH FINANCIAL INC	Call	237	11.00	8,043	June 22, 2013	6,636

Issuer	Puts/Calls	Number of Contracts		Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
GENWORTH FINANCIAL INC	Put	237		10.00	7,892	June 22, 2013	2,607
GENWORTH FINANCIAL INC	Call	227		12.00	2,746	July 20, 2013	4,086
HJ HEINZ CO	Call	182		75.00	1,631	September 21, 2013	455
Indian Rupee	Put	123,500,000	INR	65.00	54,340	July 1, 2013	90
Indian Rupee	Put	67,200,000	INR	64.00	27,950	July 3, 2013	59
Indian Rupee	Put	96,000,000	INR	64.00	37,388	July 3, 2013	85
Indian Rupee	Call	126,090,000	INR	54.00	91,602	August 12, 2013	2,295
Indian Rupee	Call	573,910,000	INR	54.00	361,882	August 12, 2013	10,445
Indian Rupee	Call	188,000,000	INR	55.00	178,258	August 19, 2013	10,171
Korean Won	Put	5,040,000,000	KRW	1,120.00	66,465	June 14, 2013	59,523
Korean Won	Put	3,250,240,000	KRW	1,120.00	41,557	June 18, 2013	40,532
Korean Won	Put	3,250,240,000	KRW	1,120.00	42,950	June 18, 2013	40,532
LIFE TECHNOLOGIES CORP	Call	17		75.00	324	June 22, 2013	213
LIFE TECHNOLOGIES CORP	Call	5		75.00	155	July 20, 2013	113
LIFE TECHNOLOGIES CORP	Call	4		75.00	173	August 17, 2013	120
MARTIN MARIETTA MATERIALS	Put	20		100.00	2,853	June 22, 2013	800
MICROSOFT CORP	Call	313		34.00	36,342	August 17, 2013	56,810
MOSAIC CO/THE	Call	221		60.00	61,950	June 22, 2013	44,642
MOSAIC CO/THE	Call	446		62.50	151,573	September 21, 2013	130,009
NOBLE CORP	Call	215		40.00	57,534	June 22, 2013	15,050
OFFICE DEPOT INC	Call	11		3.50	542	June 22, 2013	1,018
OFFICE DEPOT INC	Call	291		4.00	4,661	June 22, 2013	13,095
OFFICE DEPOT INC	Call	14		4.00	270	July 20, 2013	735
OFFICEMAX INC	Call	14		13.00	508	June 22, 2013	525
OFFICEMAX INC	Call	231		11.00	21,618	June 22, 2013	46,200
OFFICEMAX INC	Call	291		12.00	9,547	June 22, 2013	31,282
SILICON GRAPHICS INTERNAT	Call	535		15.00	66,270	September 21, 2013	84,263
SPRINT NEXTEL CORP	Call	45		7.50	426	June 7, 2013	338
SPRINT NEXTEL CORP	Call	349		8.00	5,090	August 17, 2013	5,933
VALEANT PHARMACEUTICALS	Call	36		100.00	3,924	June 22, 2013	2,250
VALEANT PHARMACEUTICALS	Call	72		95.00	19,237	June 22, 2013	12,060
VALEANT PHARMACEUTICALS	Put	36		90.00	9,796	June 22, 2013	9,450
VALEANT PHARMACEUTICALS	Put	36		87.50	6,000	June 22, 2013	6,120
VULCAN MATERIALS CO	Call	29		50.00	9,898	June 22, 2013	11,600
VULCAN MATERIALS CO	Call	29		55.00	3,953	June 22, 2013	2,538
WARNER CHILCOTT PLC-CLASS	Put	120		17.00	4,932	June 22, 2013	1,200
Total							1,619,605

Credit Default Swap Contracts Outstanding at May 31, 2013 Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Republic of Croatia	December 20, 2016	1.000	224,000	12,683	(11,189)	(454)	1,040	—
JPMorgan	Kingdom of Thailand	June 20, 2017	1.000	1,800,000	(20,933)	(21,891)	(3,650)	—	(46,474)
Morgan Stanley	Kingdom of Thailand	June 20, 2017	1.000	380,000	(4,419)	(8,569)	(771)	—	(13,759)
JPMorgan	People’s Republic of China	June 20, 2017	1.000	1,800,000	(23,685)	(8,279)	(3,650)	—	(35,614)
Citibank	People’s Republic of China	June 20, 2017	1.000	380,000	(5,000)	(5,335)	(771)	—	(11,106)
Goldman Sachs International	Republic of Colombia	June 20, 2017	1.000	380,000	(2,426)	(10,115)	(771)	—	(13,312)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)		Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Tunisian Republic	June 20, 2017	1.000	2,200,000		200,885	(148,944)	(4,461)	47,480	—
Citibank	Republic of Croatia	December 20, 2017	1.000	1,360,000		112,460	(82,438)	(2,758)	27,264	—
Goldman Sachs International	Republic of Croatia	December 20, 2017	1.000	610,000		50,441	(37,074)	(1,237)	12,130	—
Morgan Stanley	Republic of Croatia	December 20, 2017	1.000	540,000		44,653	(31,749)	(1,095)	11,809	—
Citibank	Kingdom of Thailand	March 20, 2018	1.000	530,000		(3,304)	243	(1,075)	—	(4,136)
JPMorgan	Lebanese Republic	March 20, 2018	5.000	557,000		(15,514)	22,097	(5,647)	936	—
JPMorgan	People’s Republic of China	March 20, 2018	1.000	1,200,000		(10,614)	17,816	(2,433)	4,769	—
Citibank	Republic of Croatia	March 20, 2018	1.000	422,000		37,706	(37,390)	(856)	—	(540)
JPMorgan	State of Qatar	March 20, 2018	1.000	344,000		(4,638)	5,550	(698)	214	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	470,000		61,928	(53,885)	(4,765)	3,278	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	1,400,000		184,468	(162,920)	(14,194)	7,354	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	268,000		35,312	(31,841)	(2,717)	754	—
Citibank	Bolivarian Republic of Venezuela	June 20, 2018	5.000	808,000		106,464	(95,977)	(8,192)	2,295	—
Goldman Sachs International	Lebanese Republic	June 20, 2018	1.000	4,147,000		630,754	(565,274)	(8,409)	57,071	—
Morgan Stanley	Markit iTraxx Europe Senior Financials	June 20, 2018	1.000	EUR	1,730,000	49,820	(95,400)	(4,560)	—	(50,140)
JPMorgan	Markit iTraxx Europe Subordinated Financials	June 20, 2018	5.000	EUR	1,151,000	(203,104)	125,386	(15,168)	—	(92,886)
Morgan Stanley	Markit iTraxx Europe Subordinated Financials	June 20, 2018	5.000	EUR	1,041,000	(183,694)	161,349	(13,718)	—	(36,063)
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	346,000		33,221	(35,229)	(702)	—	(2,710)
Morgan Stanley	Republic of Croatia	June 20, 2018	1.000	217,000		20,835	(21,582)	(440)	—	(1,187)
Citibank	Republic of Croatia	June 20, 2018	1.000	630,000		60,489	(59,229)	(1,278)	—	(18)
Citibank	Republic of Croatia	June 20, 2018	1.000	260,000		24,964	(21,262)	(527)	3,175	—
JPMorgan	Russian Federation	June 20, 2018	1.000	940,000		24,883	(17,079)	(1,906)	5,898	—
JPMorgan	Russian Federation	June 20, 2018	1.000	2,239,000		59,270	(39,632)	(4,540)	15,098	—
JPMorgan	Russian Federation	June 20, 2018	1.000	360,000		9,530	(5,902)	(730)	2,898	—
Goldman Sachs International	State of Qatar	June 20, 2018	1.000	1,160,000		(14,212)	16,514	(2,352)	—	(50)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	1,760,000		57,181	(70,507)	(3,569)	—	(16,895)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	Republic of Colombia	June 20, 2022	1.000	2,000,000	64,978	(117,223)	(4,056)	—	(56,301)
Goldman Sachs International	Republic of Colombia	June 20, 2022	1.000	1,270,000	41,261	(84,181)	(2,574)	—	(45,495)
Goldman Sachs International	United Mexican States	June 20, 2022	1.000	300,000	10,128	(17,802)	(608)	—	(8,282)
Citibank	United Mexican States	June 20, 2022	1.000	1,520,000	51,315	(91,489)	(3,082)	—	(43,256)
Citibank	United Mexican States	June 20, 2022	1.000	370,000	12,491	(25,186)	(750)	—	(13,445)
Citibank	Federative Republic of Brazil	September 20, 2022	1.000	1,750,000	122,128	(125,115)	(3,548)	—	(6,536)
Goldman Sachs International	Federative Republic of Brazil	September 20, 2022	1.000	1,400,000	97,702	(117,476)	(2,839)	—	(22,613)
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	3,800,000	422,344	(349,064)	(7,706)	65,574	—
JPMorgan	Republic of South Africa	September 20, 2022	1.000	2,550,000	283,414	(208,476)	(5,171)	69,767	—
Citibank	Republic of South Africa	September 20, 2022	1.000	2,450,000	272,300	(203,820)	(4,968)	63,512	—
Goldman Sachs International	Republic of South Africa	September 20, 2022	1.000	2,900,000	322,315	(210,666)	(5,881)	105,768	—
Morgan Stanley	Republic of South Africa	September 20, 2022	1.000	2,150,000	238,957	(172,279)	(4,360)	62,318	—
Morgan Stanley	Russian Federation	September 20, 2022	1.000	2,880,000	233,988	(376,191)	(5,840)	—	(148,043)
JPMorgan	Russian Federation	September 20, 2022	1.000	600,000	48,747	(46,968)	(1,216)	562	—
Goldman Sachs International	Republic of South Africa	December 20, 2022	1.000	1,386,000	158,630	(128,610)	(2,811)	27,209	—
Citibank	Republic of South Africa	June 20, 2023	1.000	2,110,000	255,023	(189,731)	(4,279)	61,013	—
Citibank	United Mexican States	June 20, 2023	1.000	214,000	8,687	(6,855)	(434)	1,398	—
Total								660,584	(668,861)

Credit Default Swap Contracts Outstanding at May 31, 2013
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.744	(3,800,000)	(116,907)	107,259	7,706	—	(1,942)
JPMorgan	Republic of South Africa	September 20, 2017	1.000	1.744	(2,550,000)	(78,450)	57,858	5,171	—	(15,421)
Citibank	Republic of South Africa	September 20, 2017	1.000	1.744	(4,100,000)	(126,136)	96,284	8,313	—	(21,539)
Goldman Sachs International	Republic of South Africa	September 20, 2017	1.000	1.744	(2,900,000)	(89,218)	41,512	5,880	—	(41,826)
Morgan Stanley	Republic of South Africa	September 20, 2017	1.000	1.744	(2,150,000)	(66,144)	40,408	4,360	—	(21,376)
Goldman Sachs International	Republic of South Africa	December 20, 2017	1.000	1.809	(1,386,000)	(48,774)	29,932	2,811	—	(16,031)
Citibank	Republic of South Africa	June 20, 2018	1.000	1.918	(2,110,000)	(92,468)	51,627	4,278	—	(36,563)
JPMorgan	Republic of Turkey	September 20, 2022	1.000	1.726	(2,880,000)	(169,036)	161,820	5,840	—	(1,376)
JPMorgan	Republic of Turkey	September 20, 2022	1.000	1.726	(600,000)	(35,216)	41,629	1,217	7,630	—
Total									7,630	(156,074)

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at May 31, 2013

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	4.692	January 28, 2014	MXN	1,255,400,000	—	(270,344)
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.333	July 30, 2017	PLN	3,120,000	71,432	—
Goldman Sachs International	6-Month PLN-WIBOR-WIBO	Pay	4.345	August 1, 2017	PLN	3,860,000	89,118	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.240	August 7, 2017	PLN	9,400,000	203,494	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.300	August 10, 2017	PLN	2,028,000	45,683	—
JPMorgan Chase Bank New York	6-Month PLN-WIBOR-WIBO	Pay	4.325	August 17, 2017	PLN	2,160,000	49,424	—
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.400	August 20, 2017	PLN	1,980,000	47,481	—
Morgan Stanley Capital Services	6-Month PLN-WIBOR-WIBO	Pay	4.370	August 23, 2017	PLN	2,040,000	48,076	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.350	August 27, 2017	PLN	1,200,000	—	(5,121)
Citibank New York	6-Month PLN-WIBOR-WIBO	Pay	4.350	August 27, 2017	PLN	1,200,000	27,913	—
Citibank	PLN-WIBOR-WIBO	Pay	4.300	September 18, 2017	PLN	1,860,000	42,089	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.590	September 18, 2017	PLN	1,860,000	—	(13,527)

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	PLN-WIBOR-WIBO	Pay	3.810	November 13, 2017	PLN	1,600,000	25,537	—
Citibank	PLN-WIBOR-WIBO	Pay	3.820	November 14, 2017	PLN	4,090,000	66,002	—
Citibank	PLN-WIBOR-WIBO	Pay	3.815	November 19, 2017	PLN	11,730,000	189,669	—
Citibank	6-Month PLN-WIBOR-WIBO	Receive	3.597	November 19, 2017	PLN	11,730,000	—	(114,127)
Goldman Sachs International	PLN-WIBOR-WIBO	Pay	3.800	November 20, 2017	PLN	4,264,000	68,012	—
Citibank London	3-Month NZD-BBR	Pay	3.815	August 13, 2022	NZD	1,362,000	—	(4,913)
Citibank London	3-Month NZD FIX-FRA	Pay	3.860	August 13, 2022	NZD	2,036,000	—	(1,478)
Citibank London	3-Month NZD BBA-LIBOR	Pay	3.970	August 13, 2022	NZD	2,082,000	13,154	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.899	August 13, 2022	NZD	1,760,000	3,073	—
Citibank New York	3-Month NZD FIX-FRA	Pay	3.798	August 30, 2022	NZD	1,899,000	—	(9,942)
Citibank	3-Month NZD-BBR	Pay	3.775	October 30, 2022	NZD	3,621,000	—	(52,493)
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.140	February 25, 2023	NZD	2,344,000	34,209	—
JPMorgan	3-Month NZD-BBR-FRA	Pay	4.125	February 25, 2023	NZD	1,161,000	15,746	—
Total							1,040,112	(471,945)

Total Return Equity Swap Contracts Outstanding at May 31, 2013

			Expiration	Notional	Notional	Unrealized Appreciation	Unrealized Depreciation
Counterparty	Fund Receives	Fund Pays	Date	Currency	Amount	($)	($)
Standard Chartered New York	Total return on Nigeria T-Bill	Floating rate based on 3-month USD LIBOR plus 1.50%	September 30, 2013	NGN	1,212,000,000	601,886	—
Goldman Sachs	Total return on Whitehaven Coal Ltd.	Floating rate based on 1-month AUD LIBOR-BBA plus 0.50%	April 30, 2014	AUD	36,139	9,586	—
Goldman Sachs	Total return on Hoganas AB, Class B	Floating rate based on 1-month SEK-STIBOR-SIDE plus 0.45%	April 30, 2014	SEK	11,128	21,995	—
Goldman Sachs	Total return on Ithaca Energy Inc.	Floating rate based on 1-month GBP LIBOR-BBA plus 0.45%	April 19, 2014	GBP	2,389	490	—
Goldman Sachs	Floating rate based on 1-month HKD HIBOR-HKAB minus 1.00%	Total return on Yanzhou Coal Mining Co, Class H	May 23, 2014	HKD	50,957	453	—
Total						634,410	—

Forward Foreign Currency Contracts Outstanding at May 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	June 4, 2013	1,200,000 EUR	1,574,856 USD	15,157	—
Goldman, Sachs & Co.	June 4, 2013	1,559,280 USD	1,200,000 EUR	419	—
Goldman, Sachs & Co.	June 5, 2013	1,446,491 USD	59,147,000 PHP	—	(47,361)
Citibank	June 6, 2013	293,065 EUR	33,175,000 RSD	1,338	—
Citibank	June 6, 2013	33,175,000 RSD	298,189 EUR	5,322	—
J.P. Morgan Securities, Inc.	June 7, 2013	383,715 USD	3,590,000 ZAR	—	(27,084)
J.P. Morgan Securities, Inc.	June 7, 2013	12,654,000 ZAR	1,400,321 USD	143,269	—
Standard Chartered Bank	June 7, 2013	951,252 USD	9,376,000 ZAR	—	(19,838)
Goldman, Sachs & Co.	June 10, 2013	1,321,206 EUR	1,718,711 USD	1,418	—
Goldman, Sachs & Co.	June 10, 2013	500,000 EUR	640,625 USD	—	(9,271)
Goldman, Sachs & Co.	June 10, 2013	1,953,000 GBP	3,026,369 USD	59,107	—
Goldman, Sachs & Co.	June 10, 2013	1,760,197,000 KRW	1,563,924 USD	8,082	—
Goldman, Sachs & Co.	June 10, 2013	1,320,833 USD	1,008,000 EUR	—	(10,643)
Standard Chartered Bank	June 10, 2013	1,613,166,000 KRW	1,432,779 USD	6,898	—
Wells Fargo	June 10, 2013	15,810,744 EUR	20,559,501 USD	8,826	—
Goldman, Sachs & Co.	June 11, 2013	1,372,057 EUR	2,256,000 SGD	1,428	—
Goldman, Sachs & Co.	June 11, 2013	120,546,000 JPY	1,505,137 SGD	—	(9,239)
Citibank	June 14, 2013	875,218 USD	27,600,000 RUB	—	(12,616)
J.P. Morgan Securities, Inc.	June 14, 2013	27,600,000 RUB	868,075 USD	5,473	—
Citibank	June 17, 2013	156,863,112 RUB	4,946,803 USD	47,269	—
Goldman, Sachs & Co.	June 17, 2013	2,408,500 AUD	2,397,811 USD	94,989	—
Goldman, Sachs & Co.	June 17, 2013	7,965,000 CAD	7,858,366 USD	178,046	—
Goldman, Sachs & Co.	June 17, 2013	2,433,000 EUR	3,149,256 USD	—	(13,257)
Goldman, Sachs & Co.	June 17, 2013	6,500 GBP	9,956 USD	81	—
Goldman, Sachs & Co.	June 17, 2013	1,750,000 NOK	300,757 USD	2,710	—
Goldman, Sachs & Co.	June 17, 2013	2,800,000 NOK	474,806 USD	—	(2,070)
Goldman, Sachs & Co.	June 17, 2013	2,430,000 SEK	365,439 USD	—	(1,328)
Goldman, Sachs & Co.	June 17, 2013	7,730,000 THB	258,800 USD	3,660	—
Goldman, Sachs & Co.	June 17, 2013	190,297 USD	195,000 AUD	—	(3,853)
Goldman, Sachs & Co.	June 17, 2013	358,256 USD	365,000 CAD	—	(6,301)
Goldman, Sachs & Co.	June 17, 2013	78,292 USD	60,000 EUR	—	(301)
Goldman, Sachs & Co.	June 17, 2013	1,430,805 USD	4,302,000 MYR	—	(42,226)
J.P. Morgan Securities, Inc.	June 17, 2013	5,729,820 USD	236,017,000 PHP	—	(153,395)
Standard Chartered Bank	June 17, 2013	52,354,818 RUB	1,650,738 USD	15,464	—
Standard Chartered Bank	June 17, 2013	2,898,888 USD	7,519,330 PEN	—	(162,421)
Goldman, Sachs & Co.	June 18, 2013	4,854,000 AUD	4,997,727 USD	357,052	—
Goldman, Sachs & Co.	June 18, 2013	2,102,197 USD	2,038,000 AUD	—	(153,764)
Goldman, Sachs & Co.	June 18, 2013	4,258,000 USD	234,850,000 INR	—	(118,970)
Goldman, Sachs & Co.	June 18, 2013	579,959 USD	5,400,000 ZAR	—	(44,394)
Goldman, Sachs & Co.	June 18, 2013	49,656,000 ZAR	5,333,047 USD	408,228	—
J.P. Morgan Securities, Inc.	June 19, 2013	99,987,000 TWD	3,354,706 USD	16,794	—
Royal Bank of Scotland	June 19, 2013	61,610,000 AUD	62,324,917 USD	3,426,973	—
Royal Bank of Scotland	June 19, 2013	3,190,000 BRL	1,567,459 USD	82,876	—
Royal Bank of Scotland	June 19, 2013	23,690,000 CAD	23,069,885 USD	227,671	—
Royal Bank of Scotland	June 19, 2013	1,915,000 CAD	1,841,877 USD	—	(4,591)
Royal Bank of Scotland	June 19, 2013	280,000 CHF	296,865 USD	4,009	—
Royal Bank of Scotland	June 19, 2013	260,000 CHF	271,812 USD	—	(126)
Royal Bank of Scotland	June 19, 2013	110,000,000 CLP	223,714 USD	4,761	—
Royal Bank of Scotland	June 19, 2013	87,400,000 CZK	4,455,170 USD	39,338	—
Royal Bank of Scotland	June 19, 2013	61,300,000 CZK	3,045,597 USD	—	(51,548)
Royal Bank of Scotland	June 19, 2013	23,312,000 EUR	30,437,552 USD	135,329	—
Royal Bank of Scotland	June 19, 2013	20,199,000 EUR	26,018,096 USD	—	(237,678)
Royal Bank of Scotland	June 19, 2013	6,455,000 GBP	9,850,711 USD	44,019	—
Royal Bank of Scotland	June 19, 2013	17,115,000 GBP	25,775,077 USD	—	(226,710)
Royal Bank of Scotland	June 19, 2013	175,000,000 HUF	729,356 USD	—	(36,173)
Royal Bank of Scotland	June 19, 2013	11,400,000,000 IDR	1,163,622 USD	13,396	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	June 19, 2013	6,200,000,000 IDR	621,579 USD	—	(3,983)
Royal Bank of Scotland	June 19, 2013	2,700,000 ILS	737,224 USD	5,405	—
Royal Bank of Scotland	June 19, 2013	1,100,000 ILS	297,046 USD	—	(1,102)
Royal Bank of Scotland	June 19, 2013	534,800,000 INR	9,545,691 USD	123,342	—
Royal Bank of Scotland	June 19, 2013	7,937,673,000 JPY	84,306,795 USD	5,284,792	—
Royal Bank of Scotland	June 19, 2013	590,338,000 JPY	5,772,340 USD	—	(104,658)
Royal Bank of Scotland	June 19, 2013	2,630,000,000 KRW	2,344,351 USD	20,202	—
Royal Bank of Scotland	June 19, 2013	37,000,000 MXN	3,034,592 USD	143,340	—
Royal Bank of Scotland	June 19, 2013	1,200,000 MXN	93,023 USD	—	(747)
Royal Bank of Scotland	June 19, 2013	370,000 MYR	122,795 USD	3,363	—
Royal Bank of Scotland	June 19, 2013	6,700,000 MYR	2,139,911 USD	—	(22,775)
Royal Bank of Scotland	June 19, 2013	97,651,000 NOK	16,750,844 USD	120,900	—
Royal Bank of Scotland	June 19, 2013	15,120,000 NOK	2,558,616 USD	—	(16,317)
Royal Bank of Scotland	June 19, 2013	28,689,000 NZD	23,579,299 USD	801,088	—
Royal Bank of Scotland	June 19, 2013	153,000,000 PHP	3,713,079 USD	98,827	—
Royal Bank of Scotland	June 19, 2013	11,720,000 PLN	3,622,240 USD	62,954	—
Royal Bank of Scotland	June 19, 2013	203,400,000 RUB	6,390,751 USD	40,271	—
Royal Bank of Scotland	June 19, 2013	43,400,000 RUB	1,349,943 USD	—	(5,076)
Royal Bank of Scotland	June 19, 2013	97,954,000 SEK	14,932,557 USD	148,775	—
Royal Bank of Scotland	June 19, 2013	19,168,000 SEK	2,861,979 USD	—	(30,966)
Royal Bank of Scotland	June 19, 2013	12,400,000 SGD	9,946,886 USD	136,294	—
Royal Bank of Scotland	June 19, 2013	480,000 SGD	378,722 USD	—	(1,043)
Royal Bank of Scotland	June 19, 2013	6,830,000 TRY	3,719,774 USD	79,519	—
Royal Bank of Scotland	June 19, 2013	213,700,000 TWD	7,191,748 USD	57,704	—
Royal Bank of Scotland	June 19, 2013	63,400,000 TWD	2,109,291 USD	—	(7,220)
Royal Bank of Scotland	June 19, 2013	37,229,738 USD	36,230,000 AUD	—	(2,594,572)
Royal Bank of Scotland	June 19, 2013	1,471,301 USD	2,930,000 BRL	—	(107,719)
Royal Bank of Scotland	June 19, 2013	31,960,710 USD	32,414,000 CAD	—	(706,699)
Royal Bank of Scotland	June 19, 2013	266,162 USD	250,000 CHF	—	(4,683)
Royal Bank of Scotland	June 19, 2013	1,431,352 USD	685,000,000 CLP	—	(67,874)
Royal Bank of Scotland	June 19, 2013	428,177 USD	780,000,000 COP	—	(19,022)
Royal Bank of Scotland	June 19, 2013	1,924,019 USD	37,700,000 CZK	—	(19,250)
Royal Bank of Scotland	June 19, 2013	13,657,060 USD	10,582,000 EUR	98,007	—
Royal Bank of Scotland	June 19, 2013	45,688,785 USD	34,937,000 EUR	—	(275,746)
Royal Bank of Scotland	June 19, 2013	3,648,528 USD	2,407,000 GBP	8,282	—
Royal Bank of Scotland	June 19, 2013	25,954,137 USD	16,813,000 GBP	—	(411,161)
Royal Bank of Scotland	June 19, 2013	1,555,027 USD	359,000,000 HUF	15,403	—
Royal Bank of Scotland	June 19, 2013	3,568,933 USD	808,000,000 HUF	—	(34,373)
Royal Bank of Scotland	June 19, 2013	1,808,052 USD	17,600,000,000 IDR	—	(32,265)
Royal Bank of Scotland	June 19, 2013	1,965,254 USD	7,300,000 ILS	13,369	—
Royal Bank of Scotland	June 19, 2013	1,999,969 USD	7,300,000 ILS	—	(21,346)
Royal Bank of Scotland	June 19, 2013	9,667,987 USD	534,800,000 INR	—	(245,638)
Royal Bank of Scotland	June 19, 2013	6,379,589 USD	650,659,000 JPY	97,923	—
Royal Bank of Scotland	June 19, 2013	23,127,276 USD	2,259,403,000 JPY	—	(634,216)
Royal Bank of Scotland	June 19, 2013	9,697,541 USD	10,650,000,000 KRW	—	(286,061)
Royal Bank of Scotland	June 19, 2013	318,796 USD	4,100,000 MXN	1,586	—
Royal Bank of Scotland	June 19, 2013	8,643,444 USD	109,200,000 MXN	—	(110,342)
Royal Bank of Scotland	June 19, 2013	756,952 USD	2,350,000 MYR	1,602	—
Royal Bank of Scotland	June 19, 2013	3,876,204 USD	11,820,000 MYR	—	(60,839)
Royal Bank of Scotland	June 19, 2013	28,007,041 USD	161,816,000 NOK	—	(449,811)
Royal Bank of Scotland	June 19, 2013	54,176,060 USD	65,127,000 NZD	—	(2,467,164)
Royal Bank of Scotland	June 19, 2013	4,522,092 USD	183,800,000 PHP	—	(180,265)
Royal Bank of Scotland	June 19, 2013	9,294,990 USD	29,500,000 PLN	—	(336,037)
Royal Bank of Scotland	June 19, 2013	14,696,579 USD	460,400,000 RUB	—	(322,138)
Royal Bank of Scotland	June 19, 2013	25,471,528 USD	163,280,000 SEK	—	(828,370)
Royal Bank of Scotland	June 19, 2013	10,934,421 USD	13,520,000 SGD	—	(237,711)
Royal Bank of Scotland	June 19, 2013	6,350,544 USD	11,570,000 TRY	—	(183,964)
Royal Bank of Scotland	June 19, 2013	5,747,657 USD	169,800,000 TWD	—	(79,147)
Royal Bank of Scotland	June 19, 2013	4,597,736 USD	41,600,000 ZAR	—	(472,512)
Royal Bank of Scotland	June 19, 2013	104,800,000 ZAR	11,209,133 USD	816,741	—

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	June 20, 2013	5,181,807 USD	5,762,428,500 KRW	—	(90,079)
Goldman, Sachs & Co.	June 20, 2013	3,162,190,000 KRW	2,818,384 USD	24,247	—
Goldman, Sachs & Co.	June 20, 2013	5,440,653 USD	6,050,550,000 KRW	—	(94,338)
Standard Chartered Bank	June 20, 2013	1,903,588,000 KRW	1,701,455 USD	19,430	—
Citibank	June 24, 2013	2,840,146 USD	157,051,000 INR	—	(77,619)
Goldman, Sachs & Co.	June 24, 2013	3,138,831 USD	173,583,000 INR	—	(85,506)
J.P. Morgan Securities, Inc.	June 24, 2013	814,979 USD	45,704,000 INR	—	(11,045)
Standard Chartered Bank	June 26, 2013	49,131,990 RUB	1,560,241 USD	28,464	—
Citibank	June 27, 2013	5,516,791 EUR	616,391,006 RSD	—	(101,753)
Citibank	June 27, 2013	616,391,006 RSD	5,519,755 EUR	105,606	—
Citibank	June 28, 2013	7,972,814 USD	49,327,000 CNY	11,971	—
Goldman, Sachs & Co.	June 28, 2013	7,553,422 USD	46,730,000 CNY	10,975	—
Goldman, Sachs & Co.	June 28, 2013	1,789,019 USD	2,138,543 NZD	—	(92,145)
Standard Chartered Bank	June 28, 2013	2,866,857 NZD	2,382,845 USD	108,074	—
Standard Chartered Bank	June 28, 2013	2,093,586 USD	3,971,200,000 COP	—	(12,260)
Standard Chartered Bank	June 28, 2013	1,713,073 USD	2,044,788 NZD	—	(90,590)
Standard Chartered Bank	June 28, 2013	1,330,616 USD	55,500,000 PHP	—	(20,725)
Wells Fargo	June 28, 2013	6,677,085 NZD	5,557,671 USD	259,590	—
J.P. Morgan Securities, Inc.	July 1, 2013	907,854 USD	38,434,000 PHP	—	(1,017)
Citibank	July 11, 2013	67,350,000 RUB	2,127,082 USD	33,542	—
Citibank	July 11, 2013	2,519,175 USD	78,500,000 RUB	—	(79,043)
Goldman, Sachs & Co.	July 11, 2013	11,150,000 RUB	347,299 USD	707	—
J.P. Morgan Securities, Inc.	July 15, 2013	2,390,843,000 HUF	7,957,760 EUR	—	(84,175)
Standard Chartered Bank	July 15, 2013	231,318,806 HUF	768,859 EUR	—	(9,536)
Goldman, Sachs & Co.	July 16, 2013	1,072,358,000 JPY	10,807,696 USD	130,738	—
Goldman, Sachs & Co.	July 16, 2013	38,000,000 JPY	373,106 USD	—	(5,241)
J.P. Morgan Securities, Inc.	July 17, 2013	300,764 USD	543,000 TRY	—	(12,460)
Standard Chartered Bank	July 17, 2013	769,438 USD	1,430,000 TRY	—	(10,184)
Citibank	July 19, 2013	466,531 USD	575,000 SGD	—	(11,599)
Goldman, Sachs & Co.	July 22, 2013	504,000 EUR	672,774 USD	17,519	—
Goldman, Sachs & Co.	July 22, 2013	673,088 USD	504,000 EUR	—	(17,833)
Standard Chartered Bank	July 25, 2013	1,412,050 USD	60,183,000 PHP	6,357	—
Citibank	July 31, 2013	1,027,904 USD	56,600,000 INR	—	(39,894)
Goldman, Sachs & Co.	August 5, 2013	1,200,000 EUR	1,559,820 USD	—	(525)
Goldman, Sachs & Co.	August 15, 2013	4,202,851 EUR	36,084,000 SEK	—	(25,902)
Citibank	August 20, 2013	15,476,106 EUR	19,936,861 USD	—	(187,598)
Citibank	August 20, 2013	515,564 USD	958,305,000 COP	—	(15,893)
Citibank	August 20, 2013	9,971,839 USD	30,099,000 MYR	—	(278,394)
Goldman, Sachs & Co.	August 20, 2013	11,032,246 EUR	14,251,237 USD	—	(94,619)
Goldman, Sachs & Co.	August 20, 2013	8,599,139 USD	6,683,237 EUR	91,453	—
Morgan Stanley Co.	August 20, 2013	802,414 USD	1,491,487,000 COP	—	(24,736)
J.P. Morgan Securities, Inc.	August 21, 2013	199,570,000 CLP	411,994 USD	18,333	—
Standard Chartered Bank	August 21, 2013	481,986,000 CLP	989,197 USD	38,456	—
J.P. Morgan Securities, Inc.	September 16, 2013	27,600,000 RUB	854,040 USD	5,527	—
J.P. Morgan Securities, Inc.	September 16, 2013	862,904 USD	27,600,000 RUB	—	(14,392)
Royal Bank of Scotland	September 18, 2013	3,370,000 AUD	3,196,782 USD	—	(4,269)
Royal Bank of Scotland	September 18, 2013	1,940,000 BRL	912,679 USD	24,828	—
Royal Bank of Scotland	September 18, 2013	3,242,000 CAD	3,129,702 USD	10,598	—
Royal Bank of Scotland	September 18, 2013	4,805,000 CAD	4,599,847 USD	—	(23,008)
Royal Bank of Scotland	September 18, 2013	80,000,000 COP	41,661 USD	90	—
Royal Bank of Scotland	September 18, 2013	1,581,000 GBP	2,372,923 USD	—	(27,625)
Royal Bank of Scotland	September 18, 2013	400,000 ILS	107,692 USD	—	(518)
Royal Bank of Scotland	September 18, 2013	141,000,000 INR	2,453,077 USD	11,278	—
Royal Bank of Scotland	September 18, 2013	2,900,000 MXN	225,392 USD	551	—
Royal Bank of Scotland	September 18, 2013	8,900,000 MXN	684,336 USD	—	(5,692)
Royal Bank of Scotland	September 18, 2013	20,000 MYR	6,476 USD	45	—
Royal Bank of Scotland	September 18, 2013	18,591,000 NOK	3,169,676 USD	14,438	—
Royal Bank of Scotland	September 18, 2013	11,285,000 NOK	1,909,192 USD	—	(6,082)
Royal Bank of Scotland	September 18, 2013	5,520,000 NZD	4,421,576 USD	66,827	—
Royal Bank of Scotland	September 18, 2013	13,000,000 PHP	304,794 USD	—	(1,251)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Royal Bank of Scotland	September 18, 2013	200,000 PLN	60,627 USD	231	—
Royal Bank of Scotland	September 18, 2013	2,100,000 PLN	633,417 USD	—	(40,768)
Royal Bank of Scotland	September 18, 2013	50,900,000 RUB	1,571,869 USD	7,456	—
Royal Bank of Scotland	September 18, 2013	3,200,000 SEK	485,191 USD	3,164	—
Royal Bank of Scotland	September 18, 2013	13,360,000 SEK	1,997,060 USD	—	(15,401)
Royal Bank of Scotland	September 18, 2013	170,000 SGD	134,970 USD	458	—
Royal Bank of Scotland	September 18, 2013	1,280,000 SGD	1,007,101 USD	—	(5,695)
Royal Bank of Scotland	September 18, 2013	2,260,000 TRY	1,199,887 USD	9,651	—
Royal Bank of Scotland	September 18, 2013	1,330,000 TRY	695,411 USD	—	(5,037)
Royal Bank of Scotland	September 18, 2013	288,751 USD	301,000 AUD	—	(2,841)
Royal Bank of Scotland	September 18, 2013	60,957 USD	59,000 CHF	813	—
Royal Bank of Scotland	September 18, 2013	26,253 USD	25,000 CHF	—	(80)
Royal Bank of Scotland	September 18, 2013	35,478 USD	700,000 CZK	—	(89)
Royal Bank of Scotland	September 18, 2013	18,420,137 USD	14,292,000 EUR	168,514	—
Royal Bank of Scotland	September 18, 2013	6,043,325 USD	4,627,000 EUR	—	(25,293)
Royal Bank of Scotland	September 18, 2013	1,268,736 USD	839,000 GBP	5,179	—
Royal Bank of Scotland	September 18, 2013	1,786,714 USD	1,173,000 GBP	—	(5,663)
Royal Bank of Scotland	September 18, 2013	564,642 USD	128,000,000 HUF	—	(9,507)
Royal Bank of Scotland	September 18, 2013	611,621 USD	6,200,000,000 IDR	—	(2,101)
Royal Bank of Scotland	September 18, 2013	4,789,026 USD	275,800,000 INR	—	(12,797)
Royal Bank of Scotland	September 18, 2013	4,214,086 USD	425,076,000 JPY	19,848	—
Royal Bank of Scotland	September 18, 2013	19,485 USD	60,000 MYR	—	(193)
Royal Bank of Scotland	September 18, 2013	10,064 USD	100,000 ZAR	—	(276)
Royal Bank of Scotland	September 18, 2013	1,800,000 ZAR	180,836 USD	4,661	—
Royal Bank of Scotland	September 18, 2013	1,100,000 ZAR	105,410 USD	—	(2,253)
Royal Bank of Scotland	September 23, 2013	140,000,000 CLP	278,794 USD	3,725	—
Royal Bank of Scotland	September 23, 2013	1,360,000,000 KRW	1,198,330 USD	2,584	—
Goldman, Sachs & Co.	December 16, 2013	27,490,000 RUB	837,599 USD	2,930	—
Goldman, Sachs & Co.	December 16, 2013	849,178 USD	27,490,000 RUB	—	(14,509)
Goldman, Sachs & Co.	January 23, 2014	1,147,900 EUR	1,534,168 USD	39,559	—
Goldman, Sachs & Co.	January 23, 2014	1,536,400 USD	1,147,900 EUR	—	(41,790)
Citibank	March 21, 2014	4,048,000 HRK	527,394 EUR	—	(7,830)
Morgan Stanley Co.	March 21, 2014	2,088,000 HRK	273,603 EUR	—	(1,997)
Citibank	April 2, 2014	8,558,600 HRK	1,115,625 EUR	—	(14,947)
Citibank	April 3, 2014	2,374,000 HRK	308,472 EUR	—	(5,405)
Citibank	May 16, 2014	4,946,803 USD	165,050,070 RUB	—	(47,526)
Standard Chartered Bank	May 16, 2014	1,650,738 USD	55,089,266 RUB	—	(15,492)
Standard Chartered Bank	May 27, 2014	1,560,241 USD	51,698,586 RUB	—	(28,123)
Total				14,847,508	(14,741,129)

Cross-Currency Swap Contracts Outstanding at May 31, 2013

Counterparty	Fund Receives	Fund Pays	Expiration Date	National Amount of Currency Received ($)		National Amount of Currency Delivered		Unrealized Appreciation ($)	Unrealized Depreciation
JPMorgan	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.89% based on the notional amount of the currency received	January 6, 2021	USD	980,073	TRY	1,810,195	—	(34,553)
Goldman Sachs International	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.25% based on the notional amount of the currency received	October 16, 2020	USD	498,339	TRY	900,000	5,748	—
Citibank	Floating rate equal to 3-month USD-LIBOR-BBA based on the notional amount of the currency delivered	Fixed rate equal to 6.95% based on the notional amount of the currency received	January 6, 2021	USD	3,520,362	TRY	6,195,838	34,965	—
Total								40,713	(34,553)

Total Return Swap Contracts on Futures at May 31, 2013

		Expiration	Notional	Notional	Unrealized	Unrealized
Counterparty	Reference Instrument	Date	Currency	Amount	Appreciation ($)	Depreciation ($)
Barclays	Euro-BOBL Futures	June 2013	EUR	10,647,483	—	(60,233)
Barclays	LME Primary Aluminum Futures	June 2013	USD	(2,970,056)	93,574	—
Citibank	Gold Bars Futures	June 2013	USD	(3,191,643)	115,382	—
JPMorgan	Swiss Market Index Futures	June 2013	CHF	3,918,264	120,430	—
Barclays	Soybean Futures	July 2013	USD	3,624,000	98,871	—
Barclays	Soybean Meal Futures	July 2013	USD	357,760	46,160	—
Barclays	Soybean Oil Futures	July 2013	USD	(1,045,008)	456	—
Barclays	Lean Hogs Futures	July 2013	USD	(1,313,900)	—	(58,080)
Barclays	Cocoa Futures	July 2013	USD	175,280	—	(8,900)
Barclays	Silver Futures	July 2013	USD	(1,557,010)	196,290	—
Barclays	Gold 100 oz Futures	August 2013	USD	(7,243,600)	—	(6,197)
Barclays	LME Primary Aluminum Futures	September 2013	USD	95,775	—	(125)
Total					671,163	(133,535)

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     At May 31, 2013, securities valued at $23,882,197 were held to cover open call options written.

(c)                                     Securities are pledged with brokers as collateral for securities sold short.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	126,810,627	407,148,223	(336,138,741)	—	197,820,109	166,512	197,820,109
Aerosonic Corp.	—	1,723,685	(2,630)	173	1,721,228	—	1,722,500
Total	126,810,627	408,871,908	(336,141,371)	173	199,541,337	166,512	199,542,609

(e)                                     Variable rate security.

(f)                                       Principal amounts are denominated in United States Dollars unless otherwise noted.

(g)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $13,716,862 or 2.20% of net assets.

(h)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2013, the value of these securities amounted to $1,966,153, which represents 0.32% of net assets.

(i)                                        Zero coupon bond.

(j)                                        Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $612,302, which represents 0.10% of net assets.

(k)                                     The rate shown is the seven-day current annualized yield at May 31, 2013.

(l)                                        At May 31, 2013, cash or short-term securities were designated to cover open put and/or call options written.

(m)                                  At May 31, 2013, the cost of securities for federal income tax purposes was approximately $568,510,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$29,191,000
Unrealized Depreciation	(4,947,000)
Net Unrealized Appreciation	$24,244,000

(n)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China, Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HRK	Croatian Kun
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LBP	Lebanese Pound
MXN	Mexican Peso
MYR	Malaysia Ringgits
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
RSD	Serbian Dinar
RUB	Russian Rouble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated March 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,698,012	228,471	—	37,926,483
Consumer Staples	3,824,698	4,519,967	—	8,344,665
Energy	45,134,179	390,911	—	45,525,090
Financials	37,640,185	1,784,185	—	39,424,370
Health Care	18,784,608	346,328	—	19,130,936
Industrials	15,471,595	123,890	—	15,595,485
Information Technology	40,637,419	583,014	—	41,220,433
Materials	15,657,821	678,189	—	16,336,010
Telecommunication Services	6,073,007	—	—	6,073,007
Preferred Stocks
Financials	1,385,683	—	—	1,385,683
Rights
Materials	—	359,171	—	359,171
Common Stocks - Investments Sold Short
Consumer Discretionary	(12,211,247)	—	—	(12,211,247)
Energy	(3,384,483)	—	—	(3,384,483)
Financials	(11,556,860)	—	—	(11,556,860)
Health Care	(149,385)	—	—	(149,385)
Industrials	(107,894)	—	—	(107,894)
Information Technology	(4,373,121)	—	—	(4,373,121)
Materials	(4,124,951)	—	—	(4,124,951)
Telecommunication Services	(2,773,056)	—	—	(2,773,056)
Exchange-Traded Funds - Investments Sold Short	(1,648,982)	—	—	(1,648,982)
Total Equity Securities	181,977,228	9,014,126	—	190,991,354
Bonds
Corporate Bonds & Notes	—	39,473,661	—	39,473,661
Convertible Bonds	612,302	4,170,896	—	4,783,198
Inflation-Indexed Bonds	—	7,267,136	—	7,267,136
Foreign Government Obligations	—	36,341,734	—	36,341,734
Corporate Bonds & Notes - Investments Sold Short	—	(750,435)	—	(750,435)
Total Bonds	612,302	86,502,992	—	87,115,294
Short-Term Securities
Treasury Bills	54,388,644	20,416,834	—	74,805,478
Total Short-Term Securities	54,388,644	20,416,834	—	74,805,478
Other
Options Purchased Puts	876,233	—	—	876,233
Options Purchased Calls	65,138	—	—	65,138
Money Market Funds	197,820,109	—	—	197,820,109
Total Other	198,761,480	—	—	198,761,480
Investments in Securities	435,739,654	115,933,952	—	551,673,606
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	14,847,508	—	14,847,508
Futures Contracts	3,335,096	—	—	3,335,096
Swap Contracts	—	3,054,612	—	3,054,612
Liabilities
Forward Foreign Currency Exchange Contracts	—	(14,741,129)	—	(14,741,129)
Futures Contracts	(1,799,663)	—	—	(1,799,663)
Options Contracts Written	(1,619,605)	—	—	(1,619,605)
Swap Contracts	—	(1,464,968)	—	(1,464,968)
Total	435,655,482	117,629,975	—	553,285,457

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts, forward foreign currency exchange contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of August 31, 2012	1,140,000
Accrued discounts/premiums	7
Realized gain (loss)	(50,000)
Change in unrealized appreciation (depreciation)(a)	(90,007)
Sales	(1,000,000)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of May 31, 2013	—

(a)Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2013 was $(0).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain Corporate Bonds and Notes classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios Multi-Manager Core Plus Bond Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 33.1%
Aerospace & Defense 0.2%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$283,000	$278,047
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	569,000	597,450
Bombardier, Inc. (a)
Senior Notes
01/15/16	4.250%	95,000	98,325
01/15/23	6.125%	41,000	43,153
Embraer SA Senior Unsecured
06/15/22	5.150%	1,450,000	1,540,625
FGI Operating Co. LLC/Finance, Inc. Secured (a)
05/01/20	7.875%	450,000	484,875
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	124,000	135,160
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	117,000	127,530
L-3 Communications Corp.
02/15/21	4.950%	2,045,000	2,226,134
Lockheed Martin Corp. Senior Unsecured
09/15/21	3.350%	965,000	988,853
TransDigm, Inc.
12/15/18	7.750%	350,000	381,937
TransDigm, Inc. (a)
10/15/20	5.500%	183,000	189,405
Total			7,091,494
Airlines 0.8%
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 1997-4 Class A
01/02/18	6.900%	894,665	975,184
Series 1999-1 Class A
08/02/20	6.545%	3,552,519	3,987,702
Series 2007-1 Class A
04/19/22	5.983%	5,491,561	6,232,922
Delta Air Lines Pass-Through Trust Pass-Through Certificates
01/02/23	6.718%	3,715,613	4,115,041
JetBlue Airways Pass-Through Trust Pass-Through Certificates Series 2004-2 Class G-2 (b)
05/15/18	0.725%	5,910,000	5,354,460
Southwest Airlines Co. Senior Unsecured
03/01/17	5.125%	5,000,000	5,496,315
U.S. Airways Pass-Through Trust

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Airlines (continued)
Pass-Through Certificates
12/03/26	4.625%	$4,425,000	$4,557,750
Series 2012-1 Class A
04/01/26	5.900%	3,992,793	4,451,965
Total			35,171,339
Automotive 1.3%
Affinia Group, Inc. Senior Unsecured (a)
05/01/21	7.750%	275,000	286,000
Allison Transmission, Inc. (a)
05/15/19	7.125%	371,000	397,897
American Axle & Manufacturing, Inc.
11/15/19	7.750%	350,000	399,875
03/15/21	6.250%	131,000	136,404
10/15/22	6.625%	325,000	349,781
American Honda Finance Corp. Senior Unsecured (a)
10/01/18	7.625%	2,250,000	2,887,713
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	167,000	184,953
06/15/21	8.250%	200,000	226,000
Daimler Finance North America LLC (a)
01/11/17	2.950%	8,000,000	8,337,432
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	104,000	111,800
Delphi Corp.
02/15/23	5.000%	100,000	106,125
Exide Technologies Senior Secured (c)
02/01/18	8.625%	225,000	145,125
Ford Motor Co.
Senior Unsecured
08/01/18	6.500%	1,975,000	2,294,006
02/01/29	6.375%	2,605,000	2,931,680
07/16/31	7.450%	887,000	1,117,582
01/15/43	4.750%	5,000,000	4,651,670
11/01/46	7.400%	1,295,000	1,623,425
Ford Motor Credit Co. LLC
Senior Unsecured
04/15/16	4.207%	1,455,000	1,550,238
05/09/16	1.700%	5,000,000	4,987,620
06/15/16	3.984%	10,702,000	11,356,138
06/12/17	3.000%	1,600,000	1,641,768
09/20/22	4.250%	1,100,000	1,130,578
General Motors Financial Co., Inc. (a)
Senior Unsecured
05/15/16	2.750%	75,000	74,888
05/15/18	3.250%	102,000	101,108
05/15/23	4.250%	39,000	38,025
Harley-Davidson Financial Services, Inc. (a)
03/15/17	2.700%	1,380,000	1,409,089

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Hyundai Capital Services, Inc. Senior Unsecured (a)
07/27/16	4.375%	$2,000,000	$2,144,842
IDQ Holdings, Inc. Senior Secured (a)
04/01/17	11.500%	250,000	279,062
International Automotive Components Group SA Secured (a)
06/01/18	9.125%	325,000	321,344
JB Poindexter & Co., Inc. Senior Unsecured (a)
04/01/22	9.000%	375,000	397,500
Jaguar Land Rover Automotive PLC (a)
05/15/21	8.125%	300,000	338,250
02/01/23	5.625%	140,000	143,150
LKQ Corp. (a)
05/15/23	4.750%	57,000	56,858
Lear Corp. (a)
01/15/23	4.750%	475,000	467,875
Nissan Motor Acceptance Corp. Senior Unsecured (a)
09/12/17	1.950%	2,500,000	2,514,702
Pittsburgh Glass Works LLC Senior Secured (a)
04/15/16	8.500%	275,000	283,250
RCI Banque SA Senior Unsecured (a)
04/12/16	4.600%	1,120,000	1,180,952
Schaeffler Finance BV (a)
Senior Secured
02/15/19	8.500%	758,000	860,330
05/15/21	4.750%	285,000	280,012
UCI International, Inc.
02/15/19	8.625%	550,000	569,250
Visteon Corp.
04/15/19	6.750%	211,000	225,242
Total			58,539,539
Banking 6.6%
Abbey National Treasury Services PLC Bank Guaranteed (a)
11/10/14	3.875%	2,375,000	2,461,383
Ally Financial, Inc.
02/12/15	8.300%	1,175,000	1,292,500
02/15/17	5.500%	225,000	240,750
12/01/17	6.250%	325,000	357,678
03/15/20	8.000%	653,000	777,070
Banco Bradesco SA Subordinated Notes
01/16/21	5.900%	300,000	316,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Banco Santander SA Senior Unsecured (a)
11/09/22	4.125%	$200,000	$197,500
Bank of America Corp.
Senior Unsecured
09/01/15	3.700%	5,640,000	5,931,250
01/11/18	2.000%	4,000,000	3,964,108
01/24/22	5.700%	4,800,000	5,511,547
01/11/23	3.300%	4,000,000	3,874,756
Bank of Montreal
Senior Unsecured
04/09/18	1.450%	750,000	739,726
11/06/22	2.550%	6,280,000	6,053,461
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	800,000	954,647
Bank of New York Mellon (b)
12/31/49	4.500%	5,885,000	5,855,575
Barclays Bank PLC (a)(b)
09/29/49	7.434%	5,583,000	6,113,385
Barclays Bank PLC (b)
12/15/49	6.278%	2,850,000	2,914,125
Citigroup, Inc.
Senior Unsecured
01/10/17	4.450%	1,000,000	1,093,499
08/15/17	6.000%	4,000,000	4,632,484
05/15/18	6.125%	6,500,000	7,663,610
08/09/20	5.375%	10,000,000	11,509,070
Subordinated Notes
08/25/36	6.125%	1,150,000	1,249,217
Citigroup, Inc. (b)
04/29/49	5.350%	2,280,000	2,262,900
Senior Unsecured
05/15/18	1.975%	2,275,000	2,363,484
City National Bank Subordinated Notes
07/15/22	5.375%	3,120,000	3,399,422
Commonwealth Bank of Australia Senior Unsecured (a)
10/15/14	3.750%	1,000,000	1,042,500
Credit Agricole SA (a)(b)
12/31/49	8.375%	3,755,000	4,191,519
Discover Bank Senior Unsecured
02/21/18	2.000%	680,000	675,263
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	1,670,000	1,736,698
01/18/18	5.950%	4,000,000	4,612,360
04/01/18	6.150%	7,810,000	9,079,383
01/24/22	5.750%	2,500,000	2,861,862
Grupo Aval Ltd. (a)
09/26/22	4.750%	5,000,000	4,900,000
HBOS PLC (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Subordinated Notes
05/21/18	6.750%	$11,015,000	$12,362,476
11/01/33	6.000%	5,600,000	5,452,944
HSBC USA, Inc. Senior Unsecured
01/16/18	1.625%	6,000,000	5,952,078
ICICI Bank Ltd.
Senior Unsecured
11/25/16	4.750%	200,000	213,159
11/16/20	5.750%	200,000	216,850
Industrial Senior Trust (a)
11/01/22	5.500%	5,000,000	5,012,500
JPMorgan Chase & Co.
Senior Unsecured
01/15/18	6.000%	1,400,000	1,633,635
04/23/19	6.300%	5,000,000	6,016,365
10/15/20	4.250%	2,000,000	2,170,846
01/24/22	4.500%	1,000,000	1,084,024
09/23/22	3.250%	2,235,000	2,187,417
Subordinated Notes
05/01/23	3.375%	1,000,000	950,058
JPMorgan Chase & Co. (b)
04/29/49	7.900%	7,020,000	8,195,850
12/29/49	5.150%	465,000	469,650
JPMorgan Chase Bank NA
Subordinated Notes
10/01/17	6.000%	2,605,000	3,040,671
JPMorgan Chase Bank NA (b)
Subordinated Notes
06/13/16	0.640%	1,500,000	1,481,277
JPMorgan Chase Capital XXI (b)
02/02/37	1.223%	23,314,000	18,651,200
JPMorgan Chase Capital XXIII (b)
05/15/47	1.275%	5,410,000	4,273,900
Lloyds Banking Group PLC (a)(b)
11/29/49	6.267%	3,000,000	2,490,000
M&T Bank Corp. (a)
12/31/49	6.875%	6,429,000	6,721,732
Mellon Capital IV (b)
06/29/49	4.000%	250,000	241,250
Merrill Lynch & Co., Inc. Subordinated Notes
05/02/17	5.700%	2,290,000	2,530,954
Morgan Stanley
08/28/17	6.250%	1,600,000	1,845,915
Senior Unsecured
03/22/17	4.750%	4,000,000	4,374,708
01/25/21	5.750%	4,780,000	5,447,102
07/24/42	6.375%	6,300,000	7,399,797
Subordinated Notes
05/22/23	4.100%	1,220,000	1,168,832
National Australia Bank Ltd.
Senior Unsecured
08/07/15	1.600%	1,250,000	1,272,159

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
03/09/17	2.750%	$4,000,000	$4,194,724
Northern Trust Corp. Senior Unsecured
05/01/14	4.625%	1,000,000	1,038,703
PNC Financial Services Group, Inc. (The) (b)
05/29/49	4.494%	12,290,000	12,228,550
RBS Citizens Financial Group, Inc. Subordinated Notes (a)
09/28/22	4.150%	2,000,000	2,021,488
Royal Bank of Scotland Group PLC Senior Unsecured
09/18/15	2.550%	7,000,000	7,190,001
Societe Generale SA Subordinated Notes (b)
12/31/49	6.625%	2,270,000	2,338,554
State Street Capital Trust IV (b)
06/01/67	1.280%	3,395,000	2,860,287
State Street Corp.
03/15/18	4.956%	7,735,000	8,705,495
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	131,000	152,615
U.S. Bancorp Subordinated Notes
07/15/22	2.950%	3,532,000	3,438,049
Vesey Street Investment Trust 1 (b)
09/01/16	4.404%	480,000	518,567
Wachovia Capital Trust III (b)
03/29/49	5.570%	5,645,000	5,652,056
Wells Fargo & Co. (b)
03/29/49	7.980%	5,650,000	6,617,562
Wells Fargo Capital X
12/15/36	5.950%	1,860,000	1,906,500
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	1,200,000	1,387,027
Yapi ve Kredi Bankasi AS Subordinated Notes (a)
12/06/22	5.500%	3,000,000	3,015,000
Total			286,951,759
Brokerage 0.3%
Cantor Fitzgerald LP (a)
10/15/19	7.875%	1,600,000	1,654,118
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	186,000	195,300

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Brokerage (continued)
Janus Capital Group, Inc. Senior Unsecured
06/15/17	6.700%	$1,000,000	$1,144,856
Jefferies Group LLC
Senior Unsecured
07/15/19	8.500%	2,800,000	3,542,000
01/20/23	5.125%	1,000,000	1,045,947
01/20/43	6.500%	600,000	640,051
Legg Mason, Inc. Senior Unsecured
05/21/19	6.000%	580,000	621,784
Neuberger Berman Group LLC/Finance Corp. Senior Unsecured (a)
03/15/22	5.875%	300,000	320,250
Nuveen Investments, Inc. Senior Unsecured (a)
10/15/20	9.500%	575,000	616,688
Raymond James Financial, Inc. Senior Unsecured
04/15/16	4.250%	3,345,000	3,539,294
TD Ameritrade Holding Corp.
12/01/14	4.150%	1,000,000	1,050,857
Total			14,371,145
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	150,000	151,500
Building Materials Corp. of America (a)
03/15/20	7.500%	300,000	324,000
Cemex Espana SA Senior Secured (a)
04/30/19	9.875%	2,000,000	2,240,000
Gibraltar Industries, Inc. (a)
02/01/21	6.250%	56,000	59,080
HD Supply, Inc.
01/15/21	10.500%	153,000	158,738
Secured
04/15/20	11.000%	105,000	126,131
HD Supply, Inc. (a)
Senior Unsecured
07/15/20	7.500%	85,000	90,100
Masco Corp.
Senior Unsecured
04/15/18	6.625%	600,000	681,219
03/15/22	5.950%	1,000,000	1,114,860
Masonite International Corp. (a)
04/15/21	8.250%	300,000	333,000
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	428,000	448,330
Nortek, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Building Materials (continued)
12/01/18	10.000%	$32,000	$35,520
04/15/21	8.500%	691,000	756,645
Odebrecht Finance Ltd. (a)
06/26/22	5.125%	300,000	313,500
Ply Gem Industries, Inc.
04/15/17	9.375%	30,000	32,700
Senior Secured
02/15/18	8.250%	400,000	429,500
RSI Home Products, Inc. Secured (a)
03/01/18	6.875%	275,000	285,312
Roofing Supply Group LLC/Finance, Inc. (a)
06/01/20	10.000%	250,000	278,125
Total			7,858,260
Chemicals 0.4%
Ashland, Inc. (a)
08/15/22	4.750%	367,000	374,799
08/15/22	4.750%	126,000	128,678
Senior Unsecured
04/15/18	3.875%	50,000	51,375
Axiell Corp. (a)
05/15/23	4.875%	50,000	50,250
Braskem Finance Ltd.
04/15/21	5.750%	250,000	256,250
Celanese U.S. Holdings LLC
06/15/21	5.875%	151,000	166,478
11/15/22	4.625%	393,000	403,807
Dow Chemical Co. (The)
Senior Unsecured
05/15/19	8.550%	500,000	665,274
11/15/22	3.000%	1,405,000	1,362,121
Dupont Performance Coatings, Inc. (a)
05/01/21	7.375%	677,000	714,235
Eagle Spinco, Inc. (a)
02/15/21	4.625%	75,000	75,563
Hexion U.S. Finance Corp./Nova Scotia ULC
Secured
11/15/20	9.000%	250,000	254,375
Senior Secured
02/01/18	8.875%	350,000	365,312
Huntsman International LLC
11/15/20	4.875%	215,000	217,150
Incitec Pivot Finance LLC (a)
12/10/19	6.000%	1,000,000	1,164,349
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	213,000	245,482
Lubrizol Corp.
02/01/19	8.875%	1,166,000	1,583,941
LyondellBasell Industries NV
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
04/15/19	5.000%	$2,795,000	$3,154,812
11/15/21	6.000%	2,540,000	3,002,760
MacDermid, Inc. (a)
04/15/17	9.500%	277,000	286,695
Mexichem SAB de CV Senior Unsecured (a)
09/19/22	4.875%	300,000	311,250
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	154,000	165,550
10/15/20	10.000%	229,000	246,747
OXEA Finance & Cy SCA Senior Secured (a)
07/15/17	9.500%	270,000	290,250
Omnova Solutions, Inc.
11/01/18	7.875%	250,000	267,500
PQ Corp. Secured (a)
05/01/18	8.750%	401,000	428,067
PTT Global Chemical PCL Senior Unsecured (a)
09/19/22	4.250%	200,000	204,428
Rentech Nitrogen Partners LP/Finance Corp. Secured (a)
04/15/21	6.500%	150,000	151,875
Total			16,589,373
Construction Machinery 0.1%
CNH Capital LLC (a)
04/15/18	3.625%	104,000	104,780
Case New Holland, Inc.
12/01/17	7.875%	320,000	376,000
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	1,675,000	1,649,666
Columbus McKinnon Corp.
02/01/19	7.875%	153,000	164,475
H&E Equipment Services, Inc.
09/01/22	7.000%	28,000	30,240
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	263,000	278,122
United Rentals North America, Inc.
12/15/19	9.250%	187,000	210,842
09/15/20	8.375%	525,000	572,250
04/15/22	7.625%	188,000	208,210
Secured
07/15/18	5.750%	139,000	148,383
Total			3,742,968

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services 0.1%
Corrections Corp. of America (a)
05/01/23	4.625%	$81,000	$82,215
Expedia, Inc.
08/15/20	5.950%	1,380,000	1,532,134
GNET Escrow Corp. Senior Secured (a)(d)
07/01/18	12.125%	70,000	75,425
Garda World Security Corp. Senior Unsecured (a)
03/15/17	9.750%	600,000	645,000
Goodman Networks, Inc. Senior Secured (a)
07/01/18	13.125%	141,000	156,510
MasTec, Inc.
03/15/23	4.875%	75,000	74,063
Monitronics International, Inc.
04/01/20	9.125%	365,000	396,025
ServiceMaster Co. (The)
02/15/20	8.000%	775,000	797,281
ServiceMaster Co.
08/15/20	7.000%	75,000	74,438
Vivint, Inc. (a)
Senior Secured
12/01/19	6.375%	425,000	423,937
Senior Unsecured
12/01/20	8.750%	214,000	217,210
Total			4,474,238
Consumer Products 0.1%
First Quality Finance Co., Inc. Senior Unsecured (a)
05/15/21	4.625%	244,000	237,900
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	382,000	413,515
Prestige Brands, Inc. Senior Secured
04/01/18	8.250%	225,000	243,000
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	676,000	716,560
Spectrum Brands Escrow Corp. (a)
11/15/20	6.375%	97,000	104,154
11/15/22	6.625%	92,000	99,360
Spectrum Brands, Inc.
03/15/20	6.750%	504,000	541,800
Tempur-Pedic International, Inc. (a)
12/15/20	6.875%	30,000	32,362

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Visant Corp.
10/01/17	10.000%	$400,000	$383,000
Total			2,771,651
Diversified Manufacturing 0.4%
ABB Finance U.S.A., Inc.
05/08/22	2.875%	630,000	628,269
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	29,000	30,994
Apex Tool Group LLC (a)
02/01/21	7.000%	105,000	111,300
Dynacast International LLC/Finance, Inc. Secured
07/15/19	9.250%	500,000	551,250
General Electric Co.
Senior Unsecured
10/09/22	2.700%	7,175,000	7,052,343
10/09/42	4.125%	2,874,000	2,742,497
Hutchison Whampoa International Ltd. (a)
01/13/17	3.500%	1,000,000	1,047,077
Hutchison Whampoa International Ltd. (b)
12/31/49	6.000%	300,000	321,000
Mcron Finance Sub LLC/Corp. Senior Secured (a)
05/15/19	8.375%	325,000	351,000
Metalloinvest Finance Ltd. (a)
04/17/20	5.625%	2,000,000	1,984,940
Roper Industries, Inc. Senior Unsecured
08/15/13	6.625%	2,520,000	2,548,418
Silver II Borrower/US Holdings LLC (a)
12/15/20	7.750%	571,000	592,413
Voto-Votorantim Overseas Trading Operations NV
09/25/19	6.625%	350,000	399,000
Votorantim Cimentos SA
04/05/41	7.250%	250,000	267,500
Total			18,628,001
Electric 2.2%
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	3,962,000	4,682,173
01/15/42	4.100%	1,209,000	1,166,666
American Electric Power Co., Inc. Senior Unsecured
12/15/22	2.950%	750,000	728,085
American Transmission Systems, Inc. Senior Unsecured (a)
01/15/22	5.250%	2,200,000	2,457,070

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured
01/15/20	7.950%	$1,000,000	$1,311,630
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	1,888,000	2,133,440
Calpine Corp. Senior Secured (a)
02/15/21	7.500%	348,000	377,580
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	1,200,000	1,486,229
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
04/01/18	5.850%	3,000,000	3,583,824
04/01/38	6.750%	1,399,000	1,907,092
DPL, Inc. Senior Unsecured
10/15/21	7.250%	4,110,000	4,438,800
Dominion Resources, Inc. Senior Unsecured
01/15/19	8.875%	800,000	1,073,577
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	3,098,000	2,936,870
Dynegy, Inc. (a)
06/01/23	5.875%	50,000	49,250
Enel Finance International NV (a)
10/07/14	3.875%	630,000	649,927
Energy Future Intermediate Holding Co. LLC/Finance, Inc.
Senior Secured
12/01/20	10.000%	225,000	256,219
Energy Future Intermediate Holding Co. LLC/Finance, Inc. (a)
Secured
03/01/22	11.750%	250,000	285,000
Entergy Mississippi, Inc.
07/01/23	3.100%	2,000,000	1,965,920
Exelon Generation Co. LLC Senior Unsecured
10/01/41	5.750%	2,000,000	2,157,578
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	4,095,000	4,101,081
03/15/23	4.250%	5,840,000	5,756,891
11/15/31	7.375%	1,500,000	1,693,078
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	213,000	248,677
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	1,616,000	1,680,514

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Hrvatska Elektroprivreda Senior Unsecured (a)
11/09/17	6.000%	$5,000,000	$5,203,650
Israel Electric Corp., Ltd. Senior Secured
01/15/19	7.250%	300,000	338,625
NRG Energy, Inc.
01/15/18	7.625%	575,000	648,312
NRG Energy, Inc. (a)
03/15/23	6.625%	150,000	158,625
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	2,500,000	3,557,185
Nevada Power Co.
05/15/18	6.500%	2,486,000	3,047,448
08/01/18	6.500%	2,305,000	2,836,368
05/15/41	5.450%	4,035,000	4,751,292
Niagara Mohawk Power Corp. Senior Unsecured (a)
08/15/19	4.881%	910,000	1,034,937
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/40	5.250%	6,177,000	6,959,731
06/01/42	5.300%	1,250,000	1,407,974
PPL Capital Funding, Inc.
06/01/18	1.900%	2,470,000	2,463,445
06/15/22	4.200%	603,000	627,836
06/01/23	3.400%	6,490,000	6,360,440
Pacific Gas & Electric Co. Senior Unsecured
01/15/40	5.400%	760,000	867,511
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	435,000	458,653
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	1,125,000	1,181,721
Tucson Electric Power Co. Senior Unsecured
03/15/23	3.850%	3,600,000	3,582,421
UIL Holdings Corp. Senior Unsecured
10/01/20	4.625%	300,000	319,426
Virginia Electric and Power Co. Senior Unsecured
06/30/19	5.000%	1,280,000	1,499,549
Total			94,432,320
Entertainment 0.1%
AMC Entertainment, Inc.
06/01/19	8.750%	178,000	195,355
12/01/20	9.750%	23,000	26,565

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Entertainment (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
03/15/21	5.250%	$302,000	$302,000
Cinemark USA, Inc.
06/15/19	8.625%	400,000	448,800
12/15/22	5.125%	82,000	83,230
Regal Entertainment Group Senior Unsecured
02/01/25	5.750%	350,000	349,125
Six Flags Entertainment Corp. (a)
01/15/21	5.250%	400,000	402,000
Time Warner, Inc.
03/29/41	6.250%	2,280,000	2,669,513
Viacom, Inc. Senior Unsecured
04/01/17	3.500%	1,500,000	1,594,556
Total			6,071,144
Environmental —%
ADS Waste Holdings, Inc. Senior Unsecured (a)
10/01/20	8.250%	150,000	160,875
Clean Harbors, Inc.
08/01/20	5.250%	195,000	203,288
Total			364,163
Food and Beverage 1.0%
ARAMARK Corp. (a)
03/15/20	5.750%	956,000	989,460
B&G Foods, Inc. (d)
06/01/21	4.625%	392,000	391,020
BRF - Brasil Foods SA Senior Unsecured (a)
05/22/23	3.950%	200,000	192,000
Campbell Soup Co.
Senior Unsecured
08/02/22	2.500%	1,651,000	1,552,305
08/02/42	3.800%	2,559,000	2,234,230
Coca-Cola Co. (The) Senior Unsecured
09/01/21	3.300%	3,742,000	3,960,694
ConAgra Foods, Inc.
Senior Unsecured
01/25/18	1.900%	4,322,000	4,343,804
01/25/23	3.200%	1,000,000	985,271
10/01/28	7.000%	2,615,000	3,322,826
ConAgra Foods, Inc. (a)
Senior Unsecured
08/15/39	6.625%	1,000,000	1,230,068
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	92,000	89,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
05/01/23	4.250%	$378,000	$371,385
Corporacion Lindley SA Senior Unsecured (a)
04/12/23	4.625%	300,000	300,000
Del Monte Corp.
02/15/19	7.625%	700,000	725,375
Diageo Capital PLC
01/15/14	7.375%	1,000,000	1,041,223
Fomento Economico Mexicano SAB de CV Senior Unsecured
05/10/43	4.375%	200,000	178,691
Grupo Bimbo SAB de CV (a)
01/25/22	4.500%	400,000	422,552
HJ Heinz Co. Secured (a)
10/15/20	4.250%	1,016,000	1,008,380
Heineken NV Senior Unsecured (a)
10/01/42	4.000%	690,000	629,481
KazAgro National Management Holding JSC Senior Unsecured (a)
05/24/23	4.625%	200,000	190,453
Kraft Foods Group, Inc.
Senior Unsecured
06/04/15	1.625%	1,000,000	1,013,920
06/06/22	3.500%	2,000,000	2,056,082
Michael Foods Group, Inc.
07/15/18	9.750%	600,000	669,000
Michael Foods Holding, Inc. Senior Unsecured (a)
07/18/18	8.500%	325,000	342,875
Mondelez International, Inc.
Senior Unsecured
02/01/18	6.125%	5,000,000	5,886,525
02/09/40	6.500%	945,000	1,194,652
Pinnacle Foods Finance LLC/Corp. (a)
05/01/21	4.875%	537,000	539,014
Shearer’s Foods, Inc. LLC Senior Secured (a)
11/01/19	9.000%	293,000	329,625
Smithfield Foods, Inc.
Senior Unsecured
07/01/17	7.750%	425,000	494,062
08/15/22	6.625%	50,000	56,875
Tyson Foods, Inc.
06/15/22	4.500%	2,000,000	2,132,946
US Foods, Inc.
06/30/19	8.500%	1,025,000	1,098,031
Virgolino de Oliveira Finance Ltd. (a)
02/09/22	11.750%	3,000,000	2,880,000
Total			42,852,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Foreign Agencies 0.1%
CNOOC Finance Ltd.
05/09/23	3.000%	$4,200,000	$3,987,757
Dubai Electricity & Water Authority Senior Unsecured (a)
10/21/20	7.375%	250,000	301,875
Petroleos Mexicanos U.S. Government Guaranteed
12/20/22	1.700%	974,000	984,669
Total			5,274,301
Gaming 0.1%
Affinity Gaming LLC/Finance Corp. (a)
05/15/18	9.000%	450,000	478,687
American Casino & Entertainment Properties LLC/Finance Corp. Senior Secured
06/15/14	11.000%	425,000	425,531
Ameristar Casinos, Inc.
04/15/21	7.500%	125,000	136,250
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	106,000	100,965
Chester Downs & Marina LLC Senior Secured (a)
02/01/20	9.250%	200,000	194,000
MGM Resorts International
03/01/18	11.375%	251,000	325,045
02/01/19	8.625%	775,000	916,437
12/15/21	6.625%	58,000	62,858
MGM Resorts International (a)
10/01/20	6.750%	31,000	33,790
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	294,000	341,040
Rivers Pittsburgh Borrower LP/Finance Corp. Senior Secured (a)
06/15/19	9.500%	277,000	304,700
Seminole Indian Tribe of Florida (a)
Secured
10/01/17	7.750%	406,000	433,405
Senior Secured
10/01/20	6.535%	165,000	180,675
Seneca Gaming Corp. (a)
12/01/18	8.250%	130,000	140,075
Station Casinos LLC (a)
03/01/21	7.500%	325,000	340,438
Studio City Finance Ltd. (a)
12/01/20	8.500%	280,000	308,700
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	70,000	70,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	$99,000	$89,595
Total			4,882,541
Gas Distributors 0.1%
National Fuel Gas Co. Senior Unsecured
03/01/23	3.750%	730,000	732,298
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,275,000	1,470,491
02/15/19	9.800%	1,000,000	1,384,767
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured
08/01/21	7.375%	400,000	431,000
Total			4,018,556
Gas Pipelines 1.7%
Access Midstream Partners LP/Finance Corp.
07/15/22	6.125%	325,000	347,750
05/15/23	4.875%	406,000	400,925
Dcp Midstream LLC (a)(b)
05/21/43	5.850%	3,405,000	3,413,512
El Paso LLC
Senior Secured
09/15/20	6.500%	825,000	933,281
01/15/32	7.750%	100,000	112,279
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	3,075,000	3,417,457
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	575,000	659,812
Enterprise Products Operating LLC
03/15/23	3.350%	2,115,000	2,092,308
02/01/41	5.950%	2,458,000	2,812,119
02/15/42	5.700%	980,000	1,099,377
Florida Gas Transmission Co. LLC Senior Unsecured (a)
07/15/22	3.875%	2,250,000	2,350,643
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	342,000	372,780
Holly Energy Partners LP/Finance Corp.
03/01/20	6.500%	325,000	345,313
Inergy Midstream LP/Finance Corp. (a)
12/15/20	6.000%	125,000	130,625
Kinder Morgan Energy Partners LP
Senior Unsecured
09/01/22	3.950%	7,750,000	8,010,842
01/15/38	6.950%	1,085,000	1,339,159
09/01/39	6.500%	1,377,000	1,621,865
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	317,000	340,775

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
02/15/23	5.500%	$269,000	$281,105
07/15/23	4.500%	211,000	205,198
NiSource Finance Corp.
02/15/23	3.850%	1,750,000	1,783,343
12/15/40	6.250%	1,960,000	2,277,259
02/15/43	5.250%	1,650,000	1,711,825
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	59,000	63,868
04/15/23	5.500%	261,000	274,050
Regency Energy Partners LP/Finance Corp. (a)
11/01/23	4.500%	434,000	429,660
Sabine Pass Liquefaction LLC (a)
Senior Secured
02/01/21	5.625%	755,000	757,831
04/15/23	5.625%	121,000	121,000
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	2,350,000	2,549,611
Southern Natural Gas Co. LLC
Senior Unsecured
02/15/31	7.350%	2,910,000	3,773,801
03/01/32	8.000%	1,700,000	2,395,220
Spectra Energy Capital LLC
02/15/32	6.750%	1,740,000	2,056,583
Tennessee Gas Pipeline Co. LLC
Senior Unsecured
06/15/32	8.375%	5,465,000	7,675,123
04/01/37	7.625%	550,000	759,855
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	3,350,000	3,246,989
TransCanada PipeLines Ltd. (b)
05/15/67	6.350%	7,458,000	7,981,984
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	2,650,000	2,547,715
Transportadora de Gas Internacional SA ESP Senior Unsecured
03/20/22	5.700%	200,000	217,000
Williams Companies, Inc. (The) Senior Unsecured
01/15/31	7.500%	850,000	1,029,930
Williams Partners LP
Senior Unsecured
11/15/20	4.125%	1,000,000	1,062,190
04/15/40	6.300%	1,460,000	1,657,716
Total			74,659,678
Health Care 1.0%
Amsurg Corp. (a)
11/30/20	5.625%	95,000	98,800
Biomet, Inc. (a)
08/01/20	6.500%	186,000	195,765
10/01/20	6.500%	725,000	734,062

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
CDRT Holding Corp. Senior Notes (a)
10/01/17	9.250%	$375,000	$385,313
CHS/Community Health Systems, Inc.
11/15/19	8.000%	236,000	259,600
Senior Secured
08/15/18	5.125%	128,000	133,440
CRC Health Corp. (e)
02/01/16	10.750%	75,000	76,500
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	248,000	283,960
DJO Finance LLC/Corp.
04/15/18	7.750%	650,000	672,750
Secured
03/15/18	8.750%	50,000	55,250
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	427,000	454,755
Emdeon, Inc.
12/31/19	11.000%	438,000	503,700
Emergency Medical Services Corp.
06/01/19	8.125%	525,000	572,250
Express Scripts Holding Co.
02/15/22	3.900%	2,410,000	2,546,449
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	87,000	95,483
01/31/22	5.875%	294,000	329,280
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	215,000	245,100
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	242,000	258,940
HCA, Inc.
02/15/22	7.500%	1,023,000	1,191,795
Senior Secured
04/15/19	8.500%	1,500,000	1,635,000
02/15/20	6.500%	148,000	166,870
02/15/20	7.875%	3,827,000	4,171,430
09/15/20	7.250%	3,712,000	4,083,200
03/15/22	5.875%	1,000,000	1,097,500
Hologic, Inc.
08/01/20	6.250%	250,000	267,188
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	708,000	739,860
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	126,000	133,245
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	124,000	135,780

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Laboratory Corp. of America Holdings Senior Unsecured
08/23/22	3.750%	$1,000,000	$998,412
Long Island College Hospital Secured
11/01/42	4.800%	4,400,000	4,302,434
McKesson Corp. Senior Unsecured
12/15/22	2.700%	4,705,000	4,577,311
Multiplan, Inc. (a)
09/01/18	9.875%	887,000	993,440
Omnicare, Inc.
06/01/20	7.750%	525,000	581,437
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	118,000	133,340
Quest Diagnostics, Inc.
01/30/20	4.750%	500,000	539,249
Radnet Management, Inc.
04/01/18	10.375%	101,000	108,449
STHI Holding Corp. Secured (a)
03/15/18	8.000%	203,000	221,270
St. Barnabas Health Care System, Inc. Secured
07/01/28	4.000%	4,000,000	3,790,406
Stryker Corp. Senior Unsecured
04/01/18	1.300%	800,000	791,251
Tenet Healthcare Corp. (a)
Senior Secured
06/01/20	4.750%	4,000	4,030
04/01/21	4.500%	665,000	653,362
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	452,000	513,020
United Surgical Partners International, Inc.
04/01/20	9.000%	375,000	419,063
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	475,000	511,813
VWR Funding, Inc.
09/15/17	7.250%	600,000	639,000
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	552,000	585,810
Total			41,886,362

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	$2,485,000	$2,378,746
UnitedHealth Group, Inc. Senior Unsecured
11/15/17	6.000%	2,383,000	2,784,631
Total			5,163,377
Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co. (a)
02/15/21	6.875%	92,000	95,220
Beazer Homes USA, Inc.
05/15/19	9.125%	87,000	95,156
Beazer Homes USA, Inc. (a)
02/01/23	7.250%	74,000	78,347
KB Home
03/15/20	8.000%	108,000	126,900
Meritage Homes Corp.
03/01/18	4.500%	86,000	86,860
04/01/22	7.000%	120,000	134,700
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	90,000	102,150
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	184,000	205,160
04/15/21	5.250%	27,000	27,338
Total			951,831
Independent Energy 1.2%
ATP Oil & Gas Corp. Secured (c)
05/01/15	11.875%	350,000	4,375
Alliance Oil Co., Ltd. (a)
05/04/20	7.000%	200,000	196,351
Anadarko Petroleum Corp.
Senior Unsecured
09/15/17	6.375%	1,255,000	1,475,185
03/15/40	6.200%	760,000	907,176
Antero Resources Finance Corp.
12/01/17	9.375%	13,000	13,943
08/01/19	7.250%	57,000	61,560
12/01/20	6.000%	400,000	416,000
Apache Corp. Senior Unsecured
01/15/44	4.250%	3,250,000	3,026,627
Aurora USA Oil & Gas, Inc. Senior Unsecured (a)
04/01/20	7.500%	205,000	209,100
Canadian Natural Resources Ltd. Senior Unsecured
12/01/14	4.900%	2,000,000	2,115,598
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	257,000	280,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
09/15/20	7.500%	$375,000	$405,000
Chaparral Energy, Inc.
10/01/20	9.875%	325,000	372,125
11/15/22	7.625%	25,000	26,750
Chesapeake Energy Corp.
08/15/20	6.625%	310,000	344,100
11/15/20	6.875%	125,000	140,625
02/15/21	6.125%	430,000	468,700
06/15/21	5.375%	275,000	279,813
03/15/23	5.750%	430,000	447,200
Comstock Resources, Inc.
06/15/20	9.500%	387,000	429,570
Concho Resources, Inc.
01/15/21	7.000%	809,000	879,787
Conoco Funding Co.
10/15/31	7.250%	2,000,000	2,770,724
Continental Resources, Inc.
04/01/21	7.125%	301,000	337,873
Continental Resources, Inc. (a)
04/15/23	4.500%	4,978,000	5,027,780
Devon Energy Corp.
Senior Unsecured
01/15/19	6.300%	1,100,000	1,303,233
05/15/42	4.750%	1,175,000	1,143,603
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (a)
12/15/17	8.125%	248,000	264,740
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	556,000	631,060
EnCana Corp. Senior Unsecured
11/15/21	3.900%	1,095,000	1,148,828
Energy XXI Gulf Coast, Inc.
12/15/17	9.250%	175,000	194,250
Forest Oil Corp.
06/15/19	7.250%	400,000	398,000
Halcon Resources Corp. (a)
07/15/20	9.750%	300,000	311,625
05/15/21	8.875%	256,000	260,480
Hess Corp.
Senior Unsecured
02/15/19	8.125%	760,000	977,735
10/01/29	7.875%	970,000	1,267,736
08/15/31	7.300%	591,000	739,519
02/15/41	5.600%	2,000,000	2,129,869
Kodiak Oil & Gas Corp.
12/01/19	8.125%	25,000	28,125
Kodiak Oil & Gas Corp. (a)
01/15/21	5.500%	159,000	164,963
LBC Tank Terminals Holding Netherlands BV (a)
05/15/23	6.875%	76,000	78,945
Laredo Petroleum, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
02/15/19	9.500%	$143,000	$161,948
05/01/22	7.375%	209,000	229,900
Linn Energy LLC/Finance Corp.
02/01/21	7.750%	325,000	344,500
Newfield Exploration Co. Senior Unsecured
07/01/24	5.625%	2,725,000	2,861,250
Nexen, Inc.
Senior Unsecured
05/15/37	6.400%	2,015,000	2,479,455
07/30/39	7.500%	2,600,000	3,578,783
Northern Oil and Gas, Inc.
06/01/20	8.000%	225,000	234,000
Oasis Petroleum, Inc.
11/01/21	6.500%	888,000	959,040
01/15/23	6.875%	223,000	243,070
PTTEP Canada International Finance Ltd (a)
06/12/42	6.350%	300,000	340,855
Plains Exploration & Production Co.
02/15/23	6.875%	197,000	222,856
QEP Resources, Inc. Senior Unsecured
05/01/23	5.250%	258,000	260,580
Range Resources Corp.
05/15/19	8.000%	246,000	268,140
Range Resources Corp. (a)
03/15/23	5.000%	75,000	75,750
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (a)
09/30/20	5.298%	1,237,052	1,363,850
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	115,000	125,638
01/01/23	6.500%	138,000	151,800
SM Energy Co. (a)
Senior Unsecured
01/15/24	5.000%	132,000	133,320
SandRidge Energy, Inc.
10/15/22	8.125%	300,000	320,250
W&T Offshore, Inc.
06/15/19	8.500%	375,000	407,812
Whiting Petroleum Corp.
10/01/18	6.500%	13,000	13,910
Woodside Finance Ltd. (a)
05/10/21	4.600%	4,088,000	4,468,016
Zhaikmunai LP (a)
11/13/19	7.125%	226,000	241,820
Total			51,165,346
Integrated Energy 0.4%
BP Capital Markets PLC
03/11/21	4.742%	3,500,000	3,942,718

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Integrated Energy (continued)
11/01/21	3.561%	$2,000,000	$2,082,774
Husky Energy, Inc. Senior Unsecured
04/15/22	3.950%	3,000,000	3,160,467
Lone Pine Resources Canada Ltd.
02/15/17	10.375%	200,000	176,000
Lukoil International Finance BV
11/09/20	6.125%	250,000	276,563
Lukoil International Finance BV (a)
04/24/18	3.416%	200,000	200,104
04/24/23	4.563%	200,000	193,945
Pacific Rubiales Energy Corp. (a)
12/12/21	7.250%	200,000	224,000
Shell International Finance BV
08/21/22	2.375%	6,680,000	6,424,396
03/25/40	5.500%	1,718,000	2,089,646
Total			18,770,613
Life Insurance 1.5%
AXA SA Subordinated Notes
12/15/30	8.600%	1,000,000	1,289,331
American International Group, Inc. Senior Unsecured
12/15/20	6.400%	3,000,000	3,626,517
Hartford Financial Services Group, Inc. Senior Unsecured
04/15/22	5.125%	2,600,000	2,964,034
ING U.S., Inc. (a)
07/15/22	5.500%	1,685,000	1,885,589
ING U.S., Inc. (a)(b)
05/15/53	5.650%	2,520,000	2,517,609
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	2,000,000	2,230,774
06/15/40	7.000%	2,610,000	3,391,288
Massachusetts Mutual Life Insurance Co. Subordinated Notes (a)
06/01/39	8.875%	5,500,000	8,423,448
MetLife Capital Trust X (a)
04/08/38	9.250%	4,824,000	6,825,960
MetLife, Inc.
08/01/39	10.750%	1,610,000	2,582,037
Senior Unsecured
08/15/18	6.817%	3,000,000	3,720,201
Metropolitan Life Global Funding I (a)
Secured
06/29/15	1.700%	2,000,000	2,035,990
Senior Secured
04/11/22	3.875%	4,000,000	4,228,680
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (a)
03/30/40	6.063%	2,800,000	3,430,297

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Principal Financial Group, Inc.
09/15/22	3.300%	$1,510,000	$1,523,200
Prudential Financial, Inc.
Senior Unsecured
09/17/15	4.750%	3,000,000	3,249,744
12/01/17	6.000%	217,000	255,969
12/14/36	5.700%	2,200,000	2,475,977
Prudential Financial, Inc. (b)
06/15/38	8.875%	4,869,000	6,049,732
09/15/42	5.875%	2,585,000	2,795,031
03/15/44	5.200%	305,000	309,575
Total			65,810,983
Lodging 0.1%
Choice Hotels International, Inc.
07/01/22	5.750%	125,000	138,750
Hyatt Hotels Corp. Senior Unsecured
07/15/23	3.375%	350,000	339,006
Royal Caribbean Cruises Ltd. Senior Unsecured
11/15/22	5.250%	375,000	390,000
Wyndham Worldwide Corp. Senior Unsecured
03/01/22	4.250%	4,155,000	4,226,088
Total			5,093,844
Media Cable 0.7%
CCO Holdings LLC/Capital Corp.
01/15/19	7.000%	5,000,000	5,343,750
01/31/22	6.625%	258,000	277,350
CCO Holdings LLC/Capital Corp. (a)
03/15/21	5.250%	116,000	117,450
09/01/23	5.750%	1,175,000	1,186,750
COX Communications, Inc.
Senior Unsecured
06/01/13	4.625%	2,540,000	2,540,280
COX Communications, Inc. (a)
Senior Unsecured
12/15/22	3.250%	500,000	491,535
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	188,000	220,900
02/15/19	8.625%	44,000	52,470
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	64,000	71,520
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	121,000	137,033
09/15/22	5.875%	15,000	14,850
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	435,000	454,575

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
12/15/21	5.125%	$75,000	$73,594
Cogeco Cable, Inc. (a)
05/01/20	4.875%	38,000	37,905
Comcast Corp.
01/15/17	6.500%	1,700,000	2,007,130
07/15/22	3.125%	3,780,000	3,847,598
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	3,720,000	3,807,148
03/01/21	5.000%	1,171,000	1,294,971
03/01/41	6.375%	1,500,000	1,673,055
DISH DBS Corp.
06/01/21	6.750%	421,000	445,207
07/15/22	5.875%	324,000	324,810
03/15/23	5.000%	55,000	51,975
DISH DBS Corp. (a)
05/01/20	5.125%	750,000	731,250
Senior Unsecured
05/15/17	5.000%	122,000	122,000
05/15/23	6.250%	105,000	105,000
Lynx I Corp. Senior Secured (a)
04/15/21	5.375%	200,000	207,500
Lynx II Corp. Senior Unsecured (a)
04/15/23	6.375%	300,000	312,750
NBCUniversal Enterprise, Inc. (a)
04/15/19	1.974%	2,350,000	2,352,094
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	180,000	184,500
Time Warner Cable, Inc.
04/01/19	8.250%	880,000	1,133,441
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	125,000	128,750
Videotron Ltd.
07/15/22	5.000%	107,000	109,675
Virgin Media Finance PLC
02/15/22	4.875%	200,000	201,750
WaveDivision Escrow LLC/Corp. Senior Unsecured (a)
09/01/20	8.125%	7,000	7,420
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	75,000	84,563
Total			30,152,549
Media Non-Cable 1.0%
AMC Networks, Inc.
07/15/21	7.750%	557,000	626,625
12/15/22	4.750%	386,000	385,035

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
Clear Channel Communications, Inc. Senior Secured
03/01/21	9.000%	$675,000	$669,937
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	931,000	989,187
Clear Channel Worldwide Holdings, Inc. (a)
11/15/22	6.500%	319,000	336,545
Crown Media Holdings, Inc.
07/15/19	10.500%	600,000	684,000
Cumulus Media Holdings, Inc.
05/01/19	7.750%	400,000	410,000
DigitalGlobe, Inc. (a)
02/01/21	5.250%	88,000	88,660
Entercom Radio LLC
12/01/19	10.500%	300,000	350,250
Entravision Communications Corp. Senior Secured
08/01/17	8.750%	289,000	309,953
Grupo Televisa SAB
Senior Unsecured
03/18/25	6.625%	200,000	243,872
01/15/40	6.625%	200,000	237,750
Hughes Satellite Systems Corp.
06/15/21	7.625%	42,000	46,935
Senior Secured
06/15/19	6.500%	111,000	121,268
IAC/InterActiveCorp (a)
12/15/22	4.750%	450,000	442,125
Intelsat Jackson Holdings SA
11/01/19	8.500%	2,400,000	2,634,000
10/15/20	7.250%	968,000	1,050,280
Intelsat Jackson Holdings SA (a)
12/15/22	6.625%	150,000	156,188
Intelsat Luxembourg SA (a)
06/01/21	7.750%	466,000	490,465
06/01/23	8.125%	580,000	620,600
Interpublic Group of Companies, Inc. (The)
Senior Unsecured
11/15/17	2.250%	1,500,000	1,490,182
03/15/22	4.000%	1,605,000	1,612,011
Lamar Media Corp.
05/01/23	5.000%	300,000	303,750
MDC Partners, Inc. (a)
04/01/20	6.750%	162,000	165,645
NBCUniversal Media LLC
04/30/20	5.150%	2,280,000	2,692,511
01/15/23	2.875%	720,000	710,742
National CineMedia LLC Senior Secured
04/15/22	6.000%	129,000	138,353
News America, Inc.
08/15/20	5.650%	1,760,000	2,065,928
12/15/35	6.400%	855,000	1,010,005

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
01/09/38	6.750%	$2,500,000	$2,916,897
Nielsen Finance LLC/Co.
10/15/18	7.750%	2,585,000	2,843,500
Nielsen Finance LLC/Co. (a)
10/01/20	4.500%	4,218,000	4,239,090
Omnicom Group, Inc.
05/01/22	3.625%	1,000,000	1,004,899
Pearson Funding Five PLC (a)
05/08/23	3.250%	480,000	460,253
Pearson Funding Two PLC (a)
05/17/16	4.000%	1,200,000	1,291,524
Reed Elsevier Capital, Inc. (a)
10/15/22	3.125%	3,320,000	3,205,237
SSI Investments II Ltd./Co-Issuer LLC
06/01/18	11.125%	550,000	607,750
Sirius XM Radio, Inc. (a)
08/15/22	5.250%	575,000	590,812
Senior Unsecured
05/15/20	4.250%	265,000	259,700
05/15/23	4.625%	181,000	173,760
Southern Graphics, Inc. Senior Notes (a)
10/15/20	8.375%	475,000	503,500
Townsquare Radio LLC/Inc. (a)
04/01/19	9.000%	300,000	327,750
Univision Communications, Inc. (a)
05/15/21	8.500%	94,000	101,755
Senior Secured
09/15/22	6.750%	185,000	198,875
05/15/23	5.125%	44,000	43,120
WPP Finance 2010
09/07/42	5.125%	2,500,000	2,462,895
Total			42,314,119
Metals 1.1%
Alcoa, Inc. Senior Unsecured
04/15/21	5.400%	2,250,000	2,281,478
Allegheny Technologies, Inc. Senior Unsecured
06/01/19	9.375%	1,470,000	1,852,594
Alpha Natural Resources, Inc.
04/15/18	9.750%	262,000	280,340
Anglo American Capital PLC (a)
04/03/17	2.625%	2,000,000	2,021,012
AngloGold Ashanti Holdings PLC
08/01/22	5.125%	800,000	790,461
04/15/40	6.500%	1,010,000	998,016
ArcelorMittal USA LLC
04/15/14	6.500%	2,130,000	2,216,035
ArcelorMittal
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
02/25/15	4.250%	$3,280,000	$3,370,200
08/05/15	4.250%	2,050,000	2,116,625
08/05/20	5.750%	5,000,000	5,162,500
10/15/39	7.500%	336,000	337,680
03/01/41	7.250%	1,155,000	1,126,125
Arch Coal, Inc. (a)
06/15/19	9.875%	177,000	182,310
Barrick Gold Corp.
Senior Unsecured
04/01/19	6.950%	3,100,000	3,666,612
Barrick Gold Corp. (a)
Senior Unsecured
05/01/18	2.500%	375,000	370,110
05/01/23	4.100%	2,630,000	2,500,070
Barrick North America Finance LLC
05/30/21	4.400%	1,000,000	1,004,677
Calcipar SA Senior Secured (a)
05/01/18	6.875%	150,000	159,000
Carpenter Technology Corp. Senior Unsecured
03/01/23	4.450%	1,000,000	1,010,783
Century Aluminum Co. Secured (a)(d)
06/01/21	7.500%	250,000	246,875
Cia Minera Milpo SAA Senior Unsecured (a)
03/28/23	4.625%	3,750,000	3,627,025
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	197,000	207,343
Gerdau Trade, Inc. (a)
01/30/21	5.750%	1,500,000	1,560,000
Goldcorp, Inc. Senior Unsecured
03/15/23	3.700%	2,000,000	1,921,956
Hyundai Steel Co. Senior Unsecured (a)
04/21/16	4.625%	1,000,000	1,073,905
Inmet Mining Corp. (a)
06/01/20	8.750%	250,000	269,375
06/01/21	7.500%	120,000	122,100
JMC Steel Group, Inc. Senior Notes (a)
03/15/18	8.250%	138,000	139,725
Newcrest Finance Pty Ltd. (a)
10/01/22	4.200%	1,000,000	969,160
Newmont Mining Corp.
10/01/19	5.125%	300,000	334,148
Peabody Energy Corp.
11/15/21	6.250%	148,000	154,660

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Reliance Steel & Aluminum Co.
04/15/23	4.500%	$1,500,000	$1,494,009
Rio Tinto Finance USA Ltd.
07/15/18	6.500%	1,580,000	1,921,539
Rio Tinto Finance USA PLC
08/21/22	2.875%	1,000,000	953,401
Samarco Mineracao SA Senior Unsecured (a)
11/01/22	4.125%	1,200,000	1,154,666
Vale Overseas Ltd.
01/11/22	4.375%	150,000	148,986
11/21/36	6.875%	250,000	268,317
Total			48,013,818
Non-Captive Consumer 0.3%
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	1,632,000	1,796,542
11/21/22	3.850%	2,993,000	3,014,241
HSBC Finance Capital Trust IX (b)
11/30/35	5.911%	2,100,000	2,147,250
HSBC Finance Corp. Subordinated Notes
01/15/21	6.676%	6,705,000	7,949,341
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	128,000	132,160
Total			15,039,534
Non-Captive Diversified 0.8%
Air Lease Corp.
03/01/20	4.750%	228,000	231,420
CIT Group, Inc.
Senior Unsecured
05/15/17	5.000%	2,000,000	2,130,000
03/15/18	5.250%	945,000	1,015,875
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	736,000	796,720
General Electric Capital Corp.
Senior Unsecured
01/08/20	5.500%	5,000,000	5,839,361
10/17/21	4.650%	1,700,000	1,878,311
09/07/22	3.150%	6,665,000	6,507,499
01/09/23	3.100%	2,000,000	1,941,600
01/14/38	5.875%	10,325,000	11,780,412
General Electric Capital Corp. (b)
Senior Unsecured
08/15/36	0.755%	2,930,000	2,377,710
International Lease Finance Corp.
Senior Unsecured
03/15/17	8.750%	500,000	591,875
04/15/18	3.875%	19,000	19,024
12/15/20	8.250%	733,000	888,762

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
04/15/21	4.625%	$75,000	$74,438
08/15/22	5.875%	575,000	613,813
Total			36,686,820
Oil Field Services 0.3%
Athlon Holdings LP/Finance Corp. (a)
04/15/21	7.375%	311,000	323,440
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	389,000	416,716
Basic Energy Services, Inc.
02/15/19	7.750%	275,000	288,063
CGG
06/01/21	6.500%	375,000	391,875
Chesapeake Oilfield Operating Llc (a)
11/15/19	7.125%	275,000	288,750
Drill Rigs Holdings, Inc. Senior Secured (a)
10/01/17	6.500%	75,000	76,500
Forbes Energy Services Ltd.
06/15/19	9.000%	200,000	196,000
Green Field Energy Services, Inc. (a)
Senior Secured
11/15/16	13.250%	8,000	8,280
11/15/16	13.250%	327,000	338,445
Nabors Industries, Inc.
09/15/21	4.625%	3,250,000	3,363,942
Noble Holding International Ltd.
08/01/20	4.900%	1,400,000	1,530,470
Offshore Group Investments Ltd. Senior Secured (a)
04/01/23	7.125%	102,000	105,315
Oil States International, Inc. (a)
01/15/23	5.125%	98,000	105,595
PHI, Inc.
10/15/18	8.625%	475,000	516,562
Pacific Drilling SA Senior Secured (a)(d)
06/01/20	5.375%	190,000	188,100
SESI LLC
05/01/19	6.375%	250,000	270,000
12/15/21	7.125%	150,000	168,375
Weatherford International Ltd.
03/15/18	6.000%	1,000,000	1,137,520
03/15/38	7.000%	1,740,000	1,947,225
03/01/39	9.875%	940,000	1,351,863
Total			13,013,036

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Financial Institutions —%
NASDAQ OMX Group, Inc. (The) Senior Unsecured
01/15/20	5.550%	$600,000	$644,159
Sasol Financing International PLC
11/14/22	4.500%	200,000	204,599
Total			848,758
Other Industry 0.6%
Belden, Inc. (a)
09/01/22	5.500%	250,000	258,125
Catholic Health Initiatives Secured
11/01/42	4.350%	2,790,000	2,680,682
Cleaver-Brooks, Inc. Senior Secured (a)
12/15/19	8.750%	250,000	271,875
DH Services Luxembourg SARL (a)
12/15/20	7.750%	325,000	350,188
General Cable Corp. (a)
10/01/22	5.750%	225,000	231,750
Hillman Group, Inc. (The)
06/01/18	10.875%	500,000	552,500
Igloo Holdings Corp. PIK Senior Unsecured (a)
12/15/17	8.250%	700,000	719,250
Interline Brands, Inc.
11/15/18	7.500%	201,000	215,070
Interline Brands, Inc. (a)
Senior Unsecured
11/15/18	10.000%	375,000	415,313
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	4,330,000	4,021,916
Milacron LLC/Finance Corp (a)
02/15/21	7.750%	100,000	105,000
Mueller Water Products, Inc.
06/01/17	7.375%	525,000	538,125
NYU Hospitals Center Secured
07/01/42	4.428%	4,000,000	3,771,524
President and Fellows of Harvard College
Senior Notes
10/15/40	4.875%	805,000	918,175
President and Fellows of Harvard College (a)
01/15/39	6.500%	3,545,000	4,925,572
Rexel SA (a)
12/15/19	6.125%	350,000	369,250
Senior Unsecured
06/15/20	5.250%	250,000	260,612
Sutter Health
08/15/53	2.286%	2,300,000	2,311,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other Industry (continued)
Unifrax I LLC/Holding Co. (a)
02/15/19	7.500%	$393,000	$408,720
Valmont Industries, Inc.
04/20/20	6.625%	1,065,000	1,236,238
Total			24,561,385
Packaging 0.2%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (a)
11/15/20	7.000%	435,000	452,400
Ardagh Packaging Finance PLC (a)
10/15/20	9.125%	600,000	660,000
BOE Intermediate Holding Corp. Senior Unsecured (a)
11/01/17	9.000%	38,000	38,095
BOE Merger Corp. Senior Unsecured PIK (a)
11/01/17	9.500%	325,000	338,813
Ball Corp.
11/15/23	4.000%	325,000	310,781
Berry Plastics Corp. Secured
05/15/18	9.500%	150,000	164,250
Crown Americas LLC/Capital Corp. IV (a)
01/15/23	4.500%	575,000	562,062
Greif, Inc. Senior Unsecured
08/01/19	7.750%	275,000	324,500
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	103,000	108,150
08/15/19	9.875%	262,000	285,580
02/15/21	8.250%	2,075,000	2,116,500
Senior Secured
08/15/19	7.875%	152,000	166,440
Sealed Air Corp. (a)
09/15/21	8.375%	550,000	635,250
Sonoco Products Co. Senior Unsecured
11/01/40	5.750%	1,000,000	1,112,155
Total			7,274,976
Paper 0.2%
Clearwater Paper Corp. (a)
02/01/23	4.500%	150,000	147,937
Graphic Packaging International, Inc.
04/15/21	4.750%	138,000	140,070
International Paper Co. Senior Unsecured
08/15/21	7.500%	1,000,000	1,287,703

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Paper (continued)
Plum Creek Timberlands LP
03/15/23	3.250%	$1,630,000	$1,565,033
Weyerhaeuser Co.
Senior Unsecured
10/01/19	7.375%	1,000,000	1,247,835
03/15/32	7.375%	1,630,000	2,156,575
Total			6,545,153
Pharmaceuticals 0.3%
Gilead Sciences, Inc. Senior Unsecured
04/01/21	4.500%	1,500,000	1,675,734
Grifols, Inc.
02/01/18	8.250%	325,000	353,844
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	175,000	187,687
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	355,000	405,144
Johnson & Johnson Senior Unsecured
05/15/41	4.850%	2,538,000	2,897,084
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	3,670,000	3,521,589
09/15/42	3.600%	3,340,000	2,991,551
Roche Holdings, Inc. (a)
03/01/19	6.000%	1,365,000	1,666,549
Valeant Pharmaceuticals International (a)
10/15/20	6.375%	260,000	274,300
Total			13,973,482
Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	147,000	154,350
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	5,250,000	5,087,712
Berkshire Hathaway, Inc. Senior Unsecured
02/11/23	3.000%	1,000,000	992,491
CNA Financial Corp.
Senior Unsecured
11/15/19	7.350%	3,435,000	4,294,080
08/15/21	5.750%	925,000	1,083,608
Farmers Exchange Capital (a)
Subordinated Notes
07/15/28	7.050%	1,615,000	2,020,281
07/15/48	7.200%	1,615,000	1,968,223

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Farmers Insurance Exchange Subordinated Notes (a)
05/01/24	8.625%	$1,075,000	$1,480,856
HUB International Ltd. (a)
10/15/18	8.125%	204,000	219,300
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	4,280,000	4,662,281
05/01/42	6.500%	3,060,000	3,577,599
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
08/15/39	9.375%	1,700,000	2,484,502
Nationwide Mutual Insurance Co. (a)(b)
Subordinated Notes
12/15/24	5.810%	1,725,000	1,763,813
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	3,190,000	4,394,649
Total			34,183,745
Railroads 0.3%
BNSF Funding Trust I (b)
12/15/55	6.613%	3,847,000	4,433,667
Burlington Northern Santa Fe LLC
Senior Unsecured
09/15/21	3.450%	295,000	306,974
09/01/22	3.050%	475,000	473,767
CSX Corp. Senior Unsecured
05/30/42	4.750%	2,055,000	2,082,687
Kansas City Southern de Mexico SA de CV Senior Unsecured (a)
05/15/23	3.000%	1,000,000	962,362
Norfolk Southern Corp. Senior Unsecured
04/01/22	3.000%	2,000,000	1,995,334
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	1,486,000	1,766,762
Total			12,021,553
Refining 0.1%
Citgo Petroleum Corp. Senior Secured
07/01/17	11.500%	250,000	282,500
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	1,170,000	1,406,840
Valero Energy Corp.
03/15/19	9.375%	2,000,000	2,708,840
Total			4,398,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 1.6%
Alexandria Real Estate Equities, Inc. (d)
06/15/23	3.900%	$343,500	$341,270
AvalonBay Communities, Inc. Senior Unsecured
03/15/17	5.700%	500,000	573,538
Boston Properties LP
Senior Unsecured
05/15/21	4.125%	3,955,000	4,232,716
02/01/23	3.850%	1,000,000	1,035,145
CBRE Services, Inc.
03/15/23	5.000%	61,000	60,848
Duke Realty LP
02/15/15	7.375%	1,036,000	1,139,265
08/15/19	8.250%	1,657,000	2,132,750
06/15/22	4.375%	1,855,000	1,928,410
Essex Portfolio LP
08/15/22	3.625%	4,650,000	4,658,271
HCP, Inc.
Senior Unsecured
06/15/14	6.000%	2,400,000	2,524,932
02/01/19	3.750%	3,750,000	4,002,079
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	3,655,000	3,681,941
04/01/19	4.125%	2,000,000	2,157,920
04/15/20	6.125%	4,000,000	4,699,280
Healthcare Realty Trust, Inc. Senior Unsecured
01/17/17	6.500%	2,690,000	3,064,179
Healthcare Trust of America Holdings LP (a)
04/15/23	3.700%	800,000	784,388
Highwoods Realty LP Senior Unsecured
03/15/17	5.850%	3,069,000	3,421,330
Nationwide Health Properties, Inc. Senior Unsecured
05/20/15	6.000%	3,000,000	3,293,238
Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	1,000,000	988,386
ProLogis LP
03/15/20	6.875%	2,500,000	3,022,820
SL Green Realty Corp./Operating Partnership/Reckson Senior Unsecured
08/15/18	5.000%	6,935,000	7,565,613
Simon Property Group LP Senior Unsecured
02/01/23	2.750%	3,870,000	3,732,425
UDR, Inc.
01/10/22	4.625%	1,000,000	1,087,624

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs (continued)
Ventas Realty LP/Capital Corp.
04/30/19	4.000%	$3,000,000	$3,241,461
WCI Finance LLC/WEA LLC (a)
10/01/16	5.700%	903,000	1,023,649
WEA Finance LLC/WT Finance Australia Propriety Ltd. (a)
06/02/14	7.500%	940,000	999,540
09/02/15	5.750%	3,912,000	4,313,622
Total			69,706,640
Restaurants 0.2%
DineEquity, Inc.
10/30/18	9.500%	425,000	478,125
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	6,000,000	5,488,499
NPC International, Inc./Operating Co., Inc.
01/15/20	10.500%	375,000	437,344
Seminole Hard Rock Entertainment Inc./International LLC (a)
05/15/21	5.875%	225,000	224,437
Total			6,628,405
Retailers 0.6%
99 Cent Only Stores
12/15/19	11.000%	128,000	147,200
Academy Ltd./Finance Corp. (a)
08/01/19	9.250%	425,000	476,000
Amazon.com, Inc. Senior Unsecured
11/29/22	2.500%	3,470,000	3,291,805
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	195,000	217,669
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
02/15/18	9.000%	171,000	173,779
CST Brands, Inc. (a)
05/01/23	5.000%	50,000	50,500
CVS Caremark Corp. Senior Unsecured
06/01/17	5.750%	1,457,000	1,695,517
Claire’s Stores, Inc. Senior Secured (a)
03/15/20	6.125%	364,000	379,470
Golden Eagle Retail Group Ltd. Senior Unsecured (a)
05/21/23	4.625%	5,000,000	4,701,495
Gymboree Corp.
12/01/18	9.125%	150,000	145,312

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	$1,300,000	$1,618,019
Jo-Ann Stores Holdings, Inc. Senior Unsecured PIK (a)
10/15/19	9.750%	325,000	345,719
Jo-Ann Stores, Inc. Senior Unsecured (a)
03/15/19	8.125%	643,000	676,757
L Brands, Inc.
06/15/19	8.500%	180,000	221,175
04/01/21	6.625%	180,000	205,650
02/15/22	5.625%	550,000	587,812
Macy’s Retail Holdings, Inc.
02/15/23	2.875%	1,695,000	1,620,627
07/15/27	6.790%	4,670,000	5,477,504
03/15/37	6.375%	1,020,000	1,178,694
Michaels Stores, Inc.
11/01/18	7.750%	175,000	189,875
New Academy Finance Co. LLC/Corp. Senior Unsecured (a)
06/15/18	8.000%	275,000	283,594
Party City Holdings, Inc. Senior Unsecured (a)
08/01/20	8.875%	100,000	112,250
PetCo Holdings, Inc. Senior Notes (a)
10/15/17	8.500%	400,000	409,500
Petco Animal Supplies, Inc. (a)
12/01/18	9.250%	175,000	190,750
Rite Aid Corp.
03/15/20	9.250%	94,000	106,102
Senior Unsecured
02/15/27	7.700%	55,000	57,887
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	540,000	568,350
Yankee Candle Co., Inc. (The)
02/15/17	9.750%	425,000	439,879
Total			25,568,891
Supermarkets 0.2%
Kroger Co. (The)
12/15/18	6.800%	5,454,000	6,630,706
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	3,270,000	3,752,171
Total			10,382,877

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology 0.9%
Advanced Micro Devices, Inc. Senior Unsecured (a)
08/15/22	7.500%	$225,000	$219,375
Agilent Technologies, Inc. Senior Unsecured
10/01/22	3.200%	1,000,000	965,447
Alliance Data Systems Corp. (a)
12/01/17	5.250%	178,000	186,455
04/01/20	6.375%	141,000	151,928
Apple, Inc.
Senior Unsecured
05/03/18	1.000%	500,000	490,632
05/03/23	2.400%	315,000	300,463
Aspect Software, Inc. Secured
05/15/17	10.625%	150,000	156,375
BMC Software, Inc. Senior Unsecured
02/15/22	4.250%	1,700,000	1,719,994
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	128,000	139,200
CDW LLC/Finance Corp.
04/01/19	8.500%	577,000	639,027
CommScope Holdings Co., Inc. Senior Unsecured (a)
06/01/20	6.625%	279,000	275,512
CommScope, Inc. (a)
01/15/19	8.250%	575,000	629,625
CompuCom Systems, Inc. Senior Unsecured (a)
05/01/21	7.000%	125,000	125,000
CoreLogic, Inc.
06/01/21	7.250%	425,000	465,375
Corning, Inc. Senior Unsecured
03/15/42	4.750%	600,000	615,792
CyrusOne LP/Finance Corp. (a)
11/15/22	6.375%	157,000	167,598
Epicor Software Corp.
05/01/19	8.625%	500,000	543,750
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	60,000	61,050
07/15/21	7.000%	67,000	74,705
First Data Corp. (a)
01/15/21	11.250%	157,000	160,533
06/15/21	10.625%	215,000	216,075
08/15/21	11.750%	55,000	53,213
Secured
01/15/21	8.250%	304,000	322,240
01/15/22	8.750%	1,100,000	1,179,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Senior Secured
08/15/20	8.875%	$127,000	$140,335
11/01/20	6.750%	107,000	111,949
Flextronics International Ltd. (a)
02/15/20	4.625%	125,000	125,938
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	250,000	271,875
Hewlett-Packard Co.
Senior Unsecured
06/02/14	4.750%	1,800,000	1,868,263
09/15/17	2.600%	4,800,000	4,880,650
Infor US, Inc.
04/01/19	9.375%	325,000	366,437
Ingram Micro, Inc. Senior Unsecured
08/10/22	5.000%	1,030,000	1,067,355
KLA-Tencor Corp. Senior Unsecured
05/01/18	6.900%	1,450,000	1,714,402
Kemet Corp. Senior Secured
05/01/18	10.500%	325,000	335,562
Lawson Software, Inc.
07/15/18	11.500%	400,000	469,000
Lender Processing Services, Inc.
04/15/23	5.750%	300,000	331,500
MModal, Inc. Senior Notes (a)
08/15/20	10.750%	225,000	191,250
Maxim Integrated Products, Inc. Senior Unsecured
06/14/13	3.450%	650,000	650,685
Microsoft Corp. Senior Unsecured
11/15/22	2.125%	1,095,000	1,037,530
NCR Corp.
02/15/21	4.625%	475,000	470,250
NXP BV/Funding LLC (a)
02/15/21	5.750%	208,000	218,400
Senior Unsecured
03/15/23	5.750%	200,000	208,000
NXP BV/NXP Funding LLC (a)
06/01/18	3.750%	421,000	414,685
Nuance Communications, Inc. (a)
08/15/20	5.375%	680,000	690,200
Oracle Corp. Senior Unsecured
10/15/22	2.500%	5,613,000	5,380,874
Seagate Technology HDD Holdings
11/01/21	7.000%	400,000	440,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Seagate Technology HDD Holdings (a)
06/01/23	4.750%	$100,000	$97,000
Serena Software, Inc.
03/15/16	10.375%	100,000	101,000
Sophia LP/Finance, Inc. (a)
01/15/19	9.750%	525,000	586,687
Spansion LLC
11/15/17	7.875%	525,000	546,000
SunGard Data Systems, Inc. (a)
11/01/19	6.625%	500,000	526,250
Syniverse Holdings, Inc.
01/15/19	9.125%	575,000	628,187
Telefonaktiebolaget LM Ericsson Senior Unsecured
05/15/22	4.125%	1,770,000	1,808,907
TransUnion Holding Co., Inc.
Senior Unsecured PIK
06/15/18	9.625%	450,000	486,000
TransUnion Holding Co., Inc. (a)
Senior Unsecured PIK
06/15/18	8.125%	150,000	159,375
Tyco Electronics Group SA
01/15/14	5.950%	1,000,000	1,031,850
VeriSign, Inc. (a)
05/01/23	4.625%	200,000	201,000
Verisk Analytics, Inc.
09/12/22	4.125%	3,000,000	3,096,762
Viasystems, Inc. Senior Secured (a)
05/01/19	7.875%	275,000	294,250
Total			40,807,522
Textile —%
PVH Corp. Senior Unsecured
12/15/22	4.500%	50,000	49,875
Springs Window Fashions LLC Senior Secured (a)(d)
06/01/21	6.250%	148,000	147,260
Wolverine World Wide, Inc. (a)
10/15/20	6.125%	100,000	105,750
Total			302,885
Tobacco 0.1%
Altria Group, Inc.
08/06/19	9.250%	676,000	925,297
Lorillard Tobacco Co.
08/04/41	7.000%	1,000,000	1,158,642

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Tobacco (continued)
Philip Morris International, Inc. Senior Unsecured
05/16/18	5.650%	$2,000,000	$2,372,678
Total			4,456,617
Transportation Services 0.3%
Avis Budget Car Rental LLC/Finance, Inc.
01/15/19	8.250%	97,000	105,609
DP World Ltd. Senior Unsecured
07/02/37	6.850%	5,000,000	5,662,500
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	848,000	1,069,265
Hertz Corp. (The)
04/15/19	6.750%	275,000	298,719
10/15/20	5.875%	50,000	52,750
01/15/21	7.375%	104,000	114,920
Hertz Corp. (The) (a)
04/01/18	4.250%	100,000	102,750
Ryder System, Inc. Senior Unsecured
06/01/17	3.500%	1,000,000	1,053,849
Sydney Airport Finance Co. Pty Ltd. (a)
Senior Secured
02/22/21	5.125%	2,055,000	2,251,287
03/22/23	3.900%	3,700,000	3,723,754
Total			14,435,403
Wireless 0.5%
AT&T Wireless Services, Inc. Senior Unsecured
03/01/31	8.750%	2,000,000	3,065,374
America Movil SAB de CV
01/15/15	5.750%	800,000	858,565
10/16/19	5.000%	100,000	110,979
Senior Unsecured
07/16/22	3.125%	320,000	305,388
American Tower Corp. Senior Unsecured
01/15/18	4.500%	1,000,000	1,091,768
Cricket Communications, Inc.
10/15/20	7.750%	84,000	83,790
Digicel Group Ltd. Senior Unsecured (a)
09/30/20	8.250%	675,000	718,875
Digicel Ltd. Senior Unsecured (a)
04/15/21	6.000%	200,000	199,000
MetroPCS Wireless, Inc.
11/15/20	6.625%	225,000	240,750
MetroPCS Wireless, Inc. (a)
04/01/21	6.250%	100,000	104,750
04/01/23	6.625%	476,000	502,180

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
NII International Telecom SCA (a)
08/15/19	7.875%	$110,000	$106,975
08/15/19	11.375%	515,000	570,362
SBA Telecommunications, Inc. (a)
07/15/20	5.750%	490,000	509,600
Sprint Capital Corp.
05/01/19	6.900%	325,000	351,813
Sprint Nextel Corp.
Senior Unsecured
08/15/20	7.000%	138,000	149,730
11/15/21	11.500%	193,000	266,340
04/15/22	9.250%	3,650,000	4,799,750
11/15/22	6.000%	2,070,000	2,132,100
Sprint Nextel Corp. (a)
11/15/18	9.000%	518,000	629,370
Telemovil Finance Co., Ltd.
10/01/17	8.000%	250,000	270,625
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	1,206,000	1,247,826
VimpelCom Holdings BV
03/01/22	7.504%	220,000	238,150
VimpelCom Holdings BV (a)
02/13/23	5.950%	2,500,000	2,444,375
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	1,000,000	1,141,321
Wind Acquisition Finance SA Senior Secured (a)
04/30/20	6.500%	243,000	249,683
Total			22,389,439
Wirelines 1.9%
AT&T, Inc.
Senior Unsecured
08/15/15	2.500%	8,000,000	8,283,203
12/01/22	2.625%	11,025,000	10,474,886
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	6,702,000	7,187,895
EarthLink, Inc. Senior Secured (a)
06/01/20	7.375%	38,000	37,430
Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,700,000	2,925,350
Frontier Communications Corp.
Senior Unsecured
04/15/22	8.750%	121,000	136,428
01/15/23	7.125%	88,000	91,960
04/15/24	7.625%	183,000	191,692
Level 3 Communications, Inc.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
02/01/19	11.875%	$50,000	$57,375
06/01/19	8.875%	223,000	241,955
Level 3 Financing, Inc.
04/01/19	9.375%	190,000	209,475
07/01/19	8.125%	475,000	514,187
06/01/20	7.000%	125,000	130,313
PAETEC Holding Corp.
12/01/18	9.875%	200,000	227,500
Qtel International Finance, Ltd. (a)
02/21/23	3.250%	450,000	435,309
Qwest Corp. Senior Unsecured
09/15/25	7.250%	3,978,000	4,627,985
Softbank Corp. Senior Unsecured (a)
04/15/20	4.500%	201,000	203,957
Telecom Italia Capital SA
09/30/14	4.950%	6,549,000	6,821,006
10/01/15	5.250%	5,031,000	5,413,155
06/04/18	6.999%	3,262,000	3,785,016
07/18/36	7.200%	1,518,000	1,571,150
Telefonica Celular del Paraguay SA Senior Unsecured (a)
12/13/22	6.750%	200,000	216,659
Telefonica Emisiones SAU
06/20/16	6.421%	1,925,000	2,153,303
07/03/17	6.221%	1,125,000	1,266,022
04/27/18	3.192%	7,875,000	7,912,509
04/27/20	5.134%	765,000	816,790
02/16/21	5.462%	4,740,000	5,112,786
04/27/23	4.570%	1,250,000	1,246,015
Verizon Communications, Inc.
Senior Unsecured
04/15/18	6.100%	2,000,000	2,389,666
11/01/22	2.450%	3,505,000	3,279,274
Verizon New York, Inc.
04/01/32	7.375%	2,913,000	3,669,928
Verizon Virginia LLC
10/01/29	8.375%	1,255,000	1,650,958
Windstream Corp.
08/01/23	6.375%	173,000	170,838
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	253,000	294,112
Total			83,746,087
Total Corporate Bonds & Notes (Cost: $1,417,417,811)			$1,445,039,225

Residential Mortgage-Backed Securities - Agency 23.1%
Federal Home Loan Mortgage Corp. (b)(f)
CMO Series 3085 Class FV
08/15/35	0.909%	5,978,333	6,040,412

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal Home Loan Mortgage Corp. (b)(f)(g)
CMO IO Series 3404 Class AS
01/15/38	5.686%	$14,571,968	$2,227,016
Federal Home Loan Mortgage Corp. (d)(f)
01/01/42	4.000%	16,441,424	17,856,513
07/01/43	3.000%	15,185,000	15,161,273
Federal Home Loan Mortgage Corp. (f)
01/01/17- 02/01/25	8.000%	66,714	78,484
03/01/17- 08/01/22	8.500%	22,758	26,135
06/01/19- 07/01/41	4.500%	16,016,336	17,165,782
02/01/20- 05/01/26	4.000%	8,301,406	8,769,146
04/01/21	9.000%	3,755	4,127
01/01/22- 09/01/39	5.500%	7,842,208	8,520,188
07/01/23- 05/01/41	5.000%	6,234,314	6,681,734
11/01/27	2.500%	9,618,869	9,821,117
10/01/28- 07/01/32	7.000%	743,648	872,066
10/01/31- 09/01/37	6.000%	3,427,486	3,849,863
06/01/32- 05/01/43	3.500%	25,686,620	26,769,070
11/01/36- 10/01/37	6.500%	1,556,179	1,760,969
11/01/42	3.000%	14,952,197	14,990,482
CMO STRIPS Series 276 Class 30
09/15/42	3.000%	12,280,883	12,426,163
CMO STRIPS Series 277 Class 30
09/15/42	3.000%	13,500,434	13,674,673
CMO Series 4037 Class CA
04/15/27	3.000%	7,156,088	7,003,005
Series 204048 Class AZ
03/15/42	4.000%	2,221,733	2,186,901
Federal National Mortgage Association (b)(f)
CMO Series 2003-134 Class FC
12/25/32	0.808%	7,964,736	8,022,982
CMO Series 2003-90 Class SL
03/25/31	16.154%	782,540	810,191
CMO Series 2007-W7 Class 1A4
07/25/37	38.020%	1,007,925	1,710,886
CMO Series 2012-1 Class FA
02/25/42	0.708%	7,634,849	7,690,408
CMO Series 2012-110 Class CF
10/25/42	0.708%	16,874,390	17,044,231
Federal National Mortgage Association (d)(f)
07/01/27- 06/01/43	2.500%	49,575,000	49,728,331
07/01/28	2.000%	15,070,000	14,926,363
07/01/42- 06/01/43	3.500%	147,975,000	153,063,318
06/01/43- 07/01/43	3.000%	113,480,000	113,751,355
06/01/43	4.000%	7,000,000	7,377,891

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
Federal National Mortgage Association (f)
11/01/22- 10/01/27	2.500%	$29,619,075	$30,492,515
04/01/23	8.500%	25,551	28,017
06/01/24	9.000%	27,270	30,870
02/01/25- 08/01/27	8.000%	109,849	131,146
10/01/25- 10/01/42	3.500%	33,883,729	35,330,673
03/01/26- 07/01/38	7.000%	2,246,738	2,625,570
11/01/26- 12/01/32	3.000%	65,385,150	67,833,459
04/01/27- 06/01/32	7.500%	230,991	269,470
05/01/29- 10/01/40	6.000%	13,183,455	14,670,831
05/01/32- 10/01/38	6.500%	1,136,294	1,274,836
09/01/32- 12/01/42	4.000%	104,028,371	111,263,805
03/01/33- 04/01/41	5.500%	7,516,550	8,301,131
07/01/34- 10/01/41	5.000%	23,745,989	25,922,114
07/01/40- 02/01/42	4.500%	45,566,356	49,162,345
CMO Series 2009-111 Class DA
12/25/39	5.000%	2,691,813	2,889,645
Federal National Mortgage Association (f)(g)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	218,680	9,800
Federal National Mortgage Association (f)(h)
CMO PO STRIPS Series 43 Class 1
09/01/18	0.000%	1,379	1,337
Federal National Mortgage Association (f)(i)
09/01/41	4.000%	15,355,564	16,520,738
Government National Mortgage Association (d)(f)
07/19/42	3.500%	5,610,000	5,869,024
07/01/43	3.000%	12,190,000	12,376,183
Government National Mortgage Association (f)
03/15/40- 05/15/40	5.000%	3,416,221	3,724,703
05/15/41- 10/15/41	4.500%	15,089,666	16,340,750
06/20/41- 02/15/42	4.000%	19,866,586	21,452,363
11/15/41- 08/20/42	3.500%	12,668,854	13,336,006
Government National Mortgage Association (f)(j)
CMO Series 2013-53 Class AD
12/20/26	1.500%	16,723,151	16,899,035
Total Residential Mortgage-Backed Securities - Agency (Cost: $1,014,454,674)			$1,006,767,441

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 5.3%
American General Mortgage Loan Trust (a)(b)(f)
CMO Series 2009-1 Class A7
09/25/48	5.750%	$4,495,236	$4,749,069
CMO Series 2010-1A Class A1
03/25/58	5.150%	357,013	363,204
American Home Mortgage Investment Trust CMO Series 2007-1 Class GA1C (b)(f)
05/25/47	0.383%	8,822,022	6,405,255
BCAP LLC Trust (a)(b)(f)
CMO Series 2012-RR10 Class 5A5
04/26/36	0.465%	4,396,316	4,250,585
CMO Series 2013-RR5 Class 1A1
05/15/18	3.500%	3,682,000	3,774,050
BCAP LLC Trust (a)(f)(j)
01/26/37	0.378%	2,670,228	2,590,121
08/26/36	0.328%	1,787,344	1,742,660
BCAP LLC Trust (b)(f)
CMO Series 2007-AA1 Class 1A2
02/25/47	0.370%	4,685,786	4,046,120
BCAP LLC Trust (f)
05/15/18	3.500%	4,084,000	4,193,778
BCAP LLC (a)(b)(f)(j)
05/26/47	0.403%	1,691,826	1,560,709
CMO Series 2013-RR3 Class 2A1
02/26/37	4.198%	1,272,770	1,269,588
Series 2013-RR2 Class 7A1
07/26/36	3.000%	2,044,510	2,059,844
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (a)(f)
08/27/37	6.000%	901,713	951,232
Banc of America Funding Corp. (a)(b)(f)
CMO Series 2012-R5 Class A
10/03/39	0.458%	2,939,917	2,867,601
Banc of America Funding Corp. (b)(f)
CMO Series 2006-D Class 3A1
05/20/36	3.087%	5,221,166	4,671,377
Banc of America Funding Trust (f)
CMO Series 2006-3 Class 4A14
03/25/36	6.000%	3,931,565	4,048,894
CMO Series 2006-3 Class 5A3
03/25/36	5.500%	4,053,659	4,100,385
Bayview Opportunity Master Fund Trust IIB LP (a)(b)(f)
CMO Series 2012-6NPL Class A
01/28/33	2.981%	990,040	997,961
Series 2012-4NPL Class A
07/28/32	3.475%	672,737	674,927
Citicorp Mortgage Securities, Inc. CMO Series 2007-8 Class 1A3 (f)
09/25/37	6.000%	2,924,598	3,077,438
Citigroup Mortgage Loan Trust, Inc. (a)(b)(f)
CMO Series 2012-7 Class 12A1
03/25/36	2.641%	1,280,510	1,317,055
CMO Series 2012-9 Class 1A1
02/20/36	5.169%	2,383,996	2,440,364
CMO Series 2013-2 Class 1A1
11/25/37	5.987%	1,543,504	1,625,681
Citigroup Mortgage Loan Trust, Inc. (a)(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2012-A Class A
06/25/51	2.500%	$1,816,979	$1,798,809
Citigroup Mortgage Loan Trust, Inc. (b)(f)
CMO Series 2005-8 Class 1A1A
10/25/35	2.930%	4,746,188	4,015,750
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2007-HY5 Class 1A1 (b)(f)
09/25/47	3.145%	2,157,592	1,805,376
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2005-11 Class 8A9 (f)
12/25/35	5.250%	2,622,016	2,680,405
Credit Suisse Mortgage Capital Certificates (a)(b)(f)
CMO Series 2010-12R Class 13A1
12/26/37	2.901%	532,914	532,899
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	987,290	1,007,931
CMO Series 2011-17R Class 2A1
12/27/37	3.400%	1,048,536	1,060,309
CMO Series 2011-17R Class 3A1
10/27/35	2.449%	3,470,000	3,498,702
CMO Series 2012-4R Class 8A1
06/27/47	2.812%	1,290,280	1,291,370
CMO Series 2013-IVR3 Class A2
05/08/33	3.000%	3,000,000	3,015,000
Downey Savings & Loan Association Mortgage Loan Trust (b)(f)
CMO Series 2005-AR6 Class 2A1A
10/19/45	0.498%	4,121,689	3,620,491
CMO Series 2006-AR2 Class 2A1A
10/19/36	0.408%	4,343,833	3,657,933
First Horizon Asset Securities, Inc. CMO Series 2007-AR1 Class 1A1 (b)(f)
05/25/37	2.567%	1,387,469	1,132,666
GSR Mortgage Loan Trust CMO Series 2006-AR2 Class 2A1 (b)(f)
04/25/36	2.948%	4,691,949	4,433,437
GreenPoint Mortgage Funding Trust CMO Series 2006-AR8 Class 1A2A (b)(f)
01/25/47	0.390%	4,411,918	3,968,525
Indymac Index Mortgage Loan Trust CMO Series 2006-AR3 Class 1A1 (b)(f)
12/25/36	2.903%	4,128,843	3,478,950
JPMorgan Mortgage Trust (f)
CMO Series 2006-S2 Class 2A2
06/25/21	5.875%	3,444,913	3,439,136
CMO Series 2007-S1 Class 1A2
03/25/22	5.500%	2,270,764	2,254,337
Jefferies & Co., Inc. CMO Series 2010-R7 Class 7A4 (a)(b)(f)
10/26/36	3.250%	514,238	515,455
Lehman XS Trust (b)(f)
CMO Series 2006-10N Class 1A3A
07/25/46	0.418%	5,539,167	4,269,225
Series 2005-4 Class 1A3
10/25/35	0.608%	4,359,392	4,215,092
Series 2005-5N Class 3A1A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
11/25/35	0.508%	$6,361,517	$5,406,011
Lehman XS Trust (f)
CMO Series 2007-10H Class 2A2
07/25/37	7.500%	3,703,834	3,029,106
MASTR Adjustable Rate Mortgages Trust CMO Series 2006-OA1 Class 1A1 (b)(f)
04/25/46	0.418%	3,321,096	2,513,884
MASTR Alternative Loans Trust CMO Series 2004-12 Class 4A1 (f)
12/25/34	5.500%	2,527,309	2,689,037
Morgan Stanley Re-Remic Trust (a)(b)(f)
CMO Series 2012-R2 Class 1A
11/26/36	0.353%	1,381,976	1,338,859
CMO Series 2013-R1 Class 4A
12/26/36	2.385%	1,947,621	2,000,970
CMO Series 2013-R2 Class 1A
10/26/36	5.889%	3,996,555	3,996,555
MortgageIT Trust CMO Series 2005-5 Class A1 (b)(f)
12/25/35	0.468%	4,242,392	3,964,150
Nomura Asset Acceptance Corp. (b)(c)(f)
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	892,261	925,052
Nomura Asset Acceptance Corp. (b)(f)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	140,883	146,081
Nomura Resecuritization Trust CMO Series 2012-3R Class 1A1 (a)(b)(f)
01/26/37	0.377%	1,805,258	1,682,719
RALI Trust (b)(e)(f)(g)
CMO IO Series 2006-QS18 Class 1AV
12/25/36	0.404%	115,547,249	1,811,781
CMO IO Series 2006-QS9 Class 1AV
07/25/36	0.587%	57,494,001	1,342,370
CMO IO Series 2007-QS1 Class 2AV
01/25/37	0.172%	117,513,571	1,244,821
RALI Trust (b)(f)
CMO Series 2005-QA4 Class A41
04/25/35	3.332%	3,337,800	3,260,023
CMO Series 2006-QO9 Class 1A4A
12/25/46	0.378%	4,334,694	3,756,441
RFMSI Trust (b)(f)
CMO Series 2005-SA5 Class 1A
11/25/35	3.277%	3,755,680	2,980,283
CMO Series 2006-SA4 Class 2A1
11/25/36	3.839%	1,129,428	966,229
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(f)
08/26/52	2.734%	1,352,850	1,417,956
Sequoia Mortgage Trust (b)(f)
CMO Series 2013-2 Class A1
02/25/43	1.874%	5,771,588	5,706,537
CMO Series 2013-6 Class A2
05/25/43	3.000%	2,994,623	2,969,529

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Springleaf Mortgage Loan Trust CMO Series 2012-1A Class A (a)(b)(f)
09/25/57	2.667%	$1,276,720	$1,302,241
Structured Adjustable Rate Mortgage Loan Trust (b)(f)
CMO Series 2004-20 Class 1A2
01/25/35	2.794%	2,121,619	2,030,381
CMO Series 2006-5 Class 1A1
06/25/36	2.874%	4,957,415	3,936,326
CMO Series 2007-5 Class 2A1
06/25/37	5.035%	2,998,017	2,626,197
Structured Asset Securities Corp. CMO Series 2004-21XS Class 2A6A (b)(f)
12/25/34	4.740%	287,916	291,507
VOLT LLC Series 2012-RP3A Class A1 (a)(b)(f)
11/27/17	3.475%	1,183,577	1,189,794
WaMu Mortgage Pass-Through Certificates (b)(f)
CMO Series 2005-AR11 Class A1A
08/25/45	0.528%	3,675,331	3,433,211
CMO Series 2005-AR17 Class A1A1
12/25/45	0.463%	8,234,176	7,498,172
CMO Series 2005-AR19 Class A1A1
12/25/45	0.463%	4,649,941	4,310,399
CMO Series 2005-AR2 Class 2A1A
01/25/45	0.518%	2,544,668	2,400,131
CMO Series 2005-AR8 Class 2A1A
07/25/45	0.498%	3,560,833	3,416,972
CMO Series 2005-AR9 Class A1A
07/25/45	0.513%	3,578,839	3,418,503
CMO Series 2006-AR4 Class 1A1A
05/25/46	1.106%	5,467,110	5,066,377
CMO Series 2006-AR5 Class A12A
06/25/46	1.146%	1,624,530	1,540,868
CMO Series 2007-HY1 Class 4A1
02/25/37	2.687%	3,966,050	3,381,847
CMO Series 2007-HY3 Class 1A1
03/25/37	2.571%	1,870,415	1,447,935
Washington Mutual Alternative Mortgage Pass-Through Certificates (b)(f)
CMO Series 2007-OA3 Class 5A
04/25/47	2.261%	3,250,585	2,267,839
CMO Series 2007-OC2 Class A3
06/25/37	0.518%	7,501,140	5,667,704
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2006-AR17 Class A1 (b)(f)
10/25/36	2.629%	3,226,638	2,967,539
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $210,171,543)			$230,812,033

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 1.9%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K020 Class A2 (f)
05/25/40	2.373%	$7,685,000	$7,540,641
Federal National Mortgage Association (b)(f)
Series 2012-M12 Class 1A
08/25/22	2.840%	11,783,524	12,344,161
Series 2012-M15 Class A
10/25/22	2.746%	7,803,172	7,978,438
Federal National Mortgage Association (f)
11/01/20	3.266%	5,506,249	5,912,789
11/01/22	2.646%	7,132,172	7,344,678
12/01/20	3.521%	5,865,918	6,348,170
09/01/20	3.584%	5,651,791	6,140,230
12/01/20	3.763%	4,800,654	5,290,131
04/01/21	4.242%	5,835,012	6,611,327
06/01/21	4.426%	6,952,537	7,904,087
05/01/23	2.460%	8,341,456	8,292,268
Total Commercial Mortgage-Backed Securities - Agency (Cost: $82,439,369)			$81,706,920

Commercial Mortgage-Backed Securities - Non-Agency 5.7%
Banc of America Commercial Mortgage, Inc. Series 2005-6 Class A4 (b)(f)
09/10/47	5.366%	4,450,000	4,833,078
Banc of America Merrill Lynch Commercial Mortgage, Inc. (b)(f)
Series 2007-4 Class AM
02/10/51	5.987%	2,300,000	2,587,183
Banc of America Merrill Lynch Commercial Mortgage, Inc. (f)
Series 2005-3 Class A3A
07/10/43	4.621%	3,736,000	3,807,765
Citigroup Commercial Mortgage Trust (f)
Series 2006-C5 Class A4
10/15/49	5.431%	1,588,000	1,776,504
Series 2013-GC11 Class AS
04/10/23	3.422%	2,200,000	2,218,691
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(f)
Series 2005-CD1 Class A4
07/15/44	5.219%	830,000	901,468
Citigroup/Deutsche Bank Commercial Mortgage Trust (f)
Series 2007-CD4 Class A4
12/11/49	5.322%	7,089,000	7,972,804
Commercial Mortgage Pass Through Certificates Series 2012-LC4 Class A4 (f)
12/10/44	3.288%	2,675,000	2,739,815
Commercial Mortgage Pass-Through Certificates (b)(f)
Series 2005-C6 Class A5A
06/10/44	5.116%	4,635,000	4,996,567
Commercial Mortgage Pass-Through Certificates (f)
Series 2003-LB1A Class A2
06/10/38	4.084%	252,444	252,296
Series 2012-LC4 Class AM
12/10/44	4.063%	3,500,000	3,715,694

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2013-LC6 Class A2
01/10/46	1.906%	$390,000	$403,147
Credit Suisse First Boston Mortgage Securities Corp. (b)(f)
Series 2004-C1 Class A4
01/15/37	4.750%	2,568,075	2,598,173
Credit Suisse First Boston Mortgage Securities Corp. (f)
Series 2004-C2 Class A1
05/15/36	3.819%	69,202	69,740
Credit Suisse Mortgage Capital Certificates (a)(b)(f)
Series 2010-RR4 Class 2A
09/18/39	5.467%	1,534,815	1,707,880
Credit Suisse Mortgage Capital Certificates (b)(f)
Series 2006-C3 Class A3
06/15/38	5.796%	1,087,824	1,209,148
DBRR Trust (a)(b)(f)(j)
Series 2013-EZ2 Class A
02/25/45	0.853%	5,970,857	5,968,826
DBRR Trust (a)(f)
Series 2012-EZ1 Class A
09/25/45	0.946%	10,290,642	10,316,111
DBRR Trust (a)(f)(j)
Series 2012-EZ1 Class A
09/25/45	1.393%	581,000	581,734
09/25/45	2.062%	2,574,943	2,584,174
DBUBS Mortgage Trust Series 2011-LC3A Class A2 (f)
08/10/44	3.642%	5,200,000	5,578,560
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (b)(f)
06/10/48	4.772%	651,000	689,790
GS Mortgage Securities Corp. II (f)
Series 2005-GG4 Class A4A
07/10/39	4.751%	2,500,000	2,639,110
Series 2011-GC5 Class A4
08/10/44	3.707%	5,000,000	5,295,355
Series 2012-GCJ7 Class A2
05/10/45	2.318%	590,000	609,665
General Electric Capital Assurance Co. (a)(b)(f)
Series 2003-1 Class A4
05/12/35	5.254%	1,112,933	1,170,683
Series 2003-1 Class A5
05/12/35	5.743%	1,704,000	2,013,262
Greenwich Capital Commercial Funding Corp. (b)(f)
Series 2005-GG5 Class AM
04/10/37	5.277%	4,717,000	5,077,629
Series 2006-GG7 Class AM
07/10/38	5.860%	2,095,000	2,326,357
Greenwich Capital Commercial Funding Corp. (f)
Series 2007-GG11 Class A4
12/10/49	5.736%	5,975,000	6,853,967
Series 2007-GG9 Class A4
03/10/39	5.444%	4,760,000	5,358,732
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(f)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,679,572	1,743,027
Series 2005-LDP5 Class A3
12/15/44	5.397%	7,100,000	7,255,391

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2006-LDP6 Class ASB
04/15/43	5.490%	$2,037,757	$2,124,078
Series 2007-CB19 Class A4
02/12/49	5.714%	4,865,000	5,536,365
Series 2007-CB19 Class AM
02/12/49	5.917%	2,300,000	2,558,842
JPMorgan Chase Commercial Mortgage Securities Corp. (f)
Series 2004-LN2 Class A1
07/15/41	4.475%	439,143	438,734
Series 2005-CB12 Class A4
09/12/37	4.895%	4,650,000	4,986,953
Series 2005-LDP2 Class A3
07/15/42	4.697%	508,452	508,288
Series 2006-LDP8 Class A4
05/15/45	5.399%	5,340,000	5,965,784
LB-UBS Commercial Mortgage Trust (b)(f)
Series 2004-C6 Class A6
08/15/29	5.020%	1,181,000	1,222,081
Series 2006-C4 Class AM
06/15/38	5.885%	700,000	779,631
Series 2007-C7 Class A3
09/15/45	5.866%	1,251,693	1,425,249
LB-UBS Commercial Mortgage Trust (f)
Series 2004-C2 Class A3
03/15/29	3.973%	404,618	406,925
Series 2005-C3 Class A5
07/15/30	4.739%	1,514,000	1,600,319
Series 2006-C1 Class A4
02/15/31	5.156%	1,187,000	1,295,437
Series 2007-C2 Class A3
02/15/40	5.430%	5,250,000	5,842,410
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 (b)(f)
03/12/51	5.485%	3,885,000	4,364,215
Morgan Stanley Capital I Trust (b)(f)
Series 2007-IQ15 Class A2
06/11/49	6.054%	2,686,875	2,732,337
Morgan Stanley Capital I Trust (f)
Series 2012-C4 Class A4
03/15/45	3.244%	980,000	1,008,649
Morgan Stanley Capital I, Inc. (b)(f)
Series 2006-T23 Class A4
08/12/41	5.819%	7,095,000	7,981,620
Series 2007-IQ15 Class A4
06/11/49	5.894%	10,035,000	11,471,641
Series 2007-IQ16 Class AM
12/12/49	6.093%	6,000,000	6,963,852
Morgan Stanley Capital I, Inc. (f)
Series 2007-IQ16 Class A4
12/12/49	5.809%	1,000,000	1,151,325
Series 2012-C4 Class AS
03/15/45	3.773%	4,000,000	4,123,116
Morgan Stanley Capital I Series 2007-T27 Class A4 (b)(f)
06/11/42	5.647%	4,589,000	5,275,941
Morgan Stanley Re-Remic Trust (a)(b)(f)
Series 2009-GG10 Class A4A

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
08/12/45	5.788%	$6,362,000	$7,232,042
Series 2010-GG10 Class A4A
08/15/45	5.788%	7,028,000	7,989,121
Morgan Stanley Re-Remic Trust (a)(f)
Series 2009-GG10 Class A4B
08/12/45	5.788%	2,220,000	2,497,587
ORES NPL LLC Series 2012-LV1 Class A (a)(f)
09/25/44	4.000%	319,701	320,287
RIAL (f)
05/22/28	2.833%	1,135,000	1,135,000
Rialto Real Estate Fund Series 2013-LT2 Class A (a)(f)
05/22/28	2.833%	1,111,239	1,110,067
S2 Hospitality LLC Series 2012-LV1 Class A (a)(f)
04/15/25	4.500%	522,141	521,643
SMA 1 LLC Series 2012-LV1 Class A (a)(f)
08/20/25	3.500%	604,314	606,959
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (b)(f)
08/15/39	5.536%	793,281	828,226
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class AS (f)
05/10/43	3.300%	800,000	814,312
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class AS (a)(f)
01/10/45	5.154%	3,600,000	4,107,773
WF-RBS Commercial Mortgage Trust (a)(f)
Series 2011-C3 Class A4
03/15/44	4.375%	3,170,000	3,495,928
WF-RBS Commercial Mortgage Trust (f)
Series 2011-C5 Class A4
11/15/44	3.667%	4,885,000	5,160,748
Series 2012-C6 Class AS
04/15/45	3.835%	5,500,000	5,761,283
Series 2012-C7 Class A2
06/15/45	3.431%	4,100,000	4,217,250
Series 2012-C8 Class A3
08/15/45	3.001%	2,880,000	2,860,036
Series 2013-C11 Class A2
03/15/45	2.029%	870,000	885,897
Wachovia Bank Commercial Mortgage Trust (b)(f)
Series 2003-C9 Class A4
12/15/35	5.012%	1,496,444	1,512,883
Series 2005-C20 Class A7
07/15/42	5.118%	4,705,000	5,057,550
Series 2006-C24 Class A3
03/15/45	5.558%	1,547,000	1,707,198
Series 2006-C27 Class AM
07/15/45	5.795%	1,595,000	1,776,530
Wachovia Bank Commercial Mortgage Trust (f)
Series 2007-C30 Class A5

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
12/15/43	5.342%	$3,670,000	$4,131,414
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $251,101,066)			$251,345,852

Asset-Backed Securities - Agency 0.4%
Small Business Administration Participation Certificates
Series 2013-20A Class 1
01/01/33	2.130%	1,335,000	1,324,163
Series 2013-20B Class 1
02/01/33	2.210%	5,608,000	5,600,881
Series 2013-20C Class 1
03/01/33	2.220%	4,305,000	4,299,049
Series 2013-20D Class 1
04/01/33	2.080%	4,800,000	4,745,092
Total Asset-Backed Securities - Agency (Cost: $16,105,340)			$15,969,185

Asset-Backed Securities - Non-Agency 5.0%
ARES XXVI CLO Ltd. Series 2013-1A Class A (a)(b)
04/15/25	1.410%	9,075,000	9,060,480
Academic Loan Funding Trust Series 2012-1A Class A2 (a)(b)
12/27/44	1.304%	3,500,000	3,550,327
Access Group, Inc. Series 2005-2 Class A3 (b)
11/22/24	0.491%	2,190,084	2,166,967
Aircastle Aircraft Lease-Backed Trust Series 2007-1A Class G1 (a)(b)
06/14/37	0.523%	3,019,409	2,800,502
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	1,195,000	1,190,968
Argent Securities, Inc. Series 2005-W2 Class A2B1 (b)
10/25/35	0.408%	5,221,582	5,164,202
Arizona Educational Loan Marketing Corp. Series 2004A Class A2 (b)
12/01/23	0.495%	3,376,974	3,328,751
Atrium CDO Corp. (a)(b)(d)(j)
Series 10A Class A
07/16/25	1.120%	8,000,000	7,988,000
Series 10A Class B1
07/16/25	1.650%	1,250,000	1,250,000
Babcock & Brown Air Funding I Ltd. Series 2007-1A Class G1 (a)(b)
11/14/33	0.509%	3,021,128	2,673,698

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Beacon Container Finance LLC Series 2012-1A Class A (a)
09/20/27	3.720%	$2,806,489	$2,865,315
Brazos Higher Education Authority Series 2005-1 Class 1A3 (b)
09/26/22	0.479%	2,750,000	2,726,713
CIT Education Loan Trust Series 2007-1 Class B (a)(b)
06/25/42	0.669%	1,350,000	1,194,237
Carlyle Global Market Strategies Series 2013-2A Class A1 (a)(b)(j)
04/18/25	1.464%	5,390,000	5,390,000
Citicorp Residential Mortgage Securities, Inc. Series 2007-2 Class A3 (b)
06/25/37	6.013%	1,062,406	1,079,635
Citigroup Mortgage Loan Trust, Inc. Series 2006-AMC1 Class A2B (b)
09/25/36	0.368%	3,607,842	1,971,686
Countrywide Asset-Backed Certificates (b)
Series 2005-1 Class MV3
07/25/35	0.688%	3,505,000	3,380,629
Series 2005-2 Class M1
08/25/35	0.628%	1,332,033	1,323,628
Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	665,664	638,627
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,310,630	1,289,259
Credit-Based Asset Servicing and Securitization LLC (b)
Series 2005-CB7 Class AF3
11/25/35	4.587%	2,198,820	2,173,578
Series 2007-CB1 Class AF3
01/25/37	4.753%	5,466,507	3,093,682
Cronos Containers Program Ltd. (a)
Series 2012-1A Class A
05/18/27	4.210%	1,350,000	1,368,471
Series 2012-2A Class A
09/18/27	3.810%	2,800,000	2,844,960
Crown Castle Towers LLC Senior Secured (a)
01/15/37	5.495%	2,000,000	2,244,358
EFS Volunteer No. 2 LLC Series 2012-1 Class A2 (a)(b)
03/25/36	1.557%	2,700,000	2,751,793
Educational Funding of the South, Inc. Series 2011-1 Class A2 (b)
04/25/35	0.951%	6,000,000	6,025,782
Educational Services of America, Inc. Series 2012-2 Class A (a)(b)
04/25/39	0.945%	3,727,432	3,751,113
First Franklin Mortgage Loan Asset-Backed Certificates (b)
Series 2006-FF18 Class A2D
12/25/37	0.421%	5,534,649	3,376,656
Series 2007-FF2 Class A2B
03/25/37	0.308%	9,829,842	5,512,880
GE Business Loan Trust (a)(b)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2004-1 Class A
05/15/32	0.499%	$2,949,903	$2,853,320
Series 2004-2A Class A
12/15/32	0.429%	1,783,209	1,732,609
Series 2005-2A Class B
11/15/33	0.703%	2,223,231	1,877,489
GE Equipment Small Ticket LLC Series 2011-1A Class A3 (a)
01/21/18	1.450%	1,221,277	1,224,928
GE Seaco Finance Series 2005-1A Class A (a)(b)
11/17/20	0.448%	1,875,000	1,829,516
Goal Capital Funding Trust Series 2006-1 Class B (b)
08/25/42	0.762%	1,767,548	1,371,522
HSBC Home Equity Loan Trust Series 2007-3 Class APT (b)
11/20/36	1.408%	6,060,504	6,047,498
Harley-Davidson Motorcycle Trust Series 2010-1 Class A3
02/15/15	1.160%	6,255	6,257
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (a)(b)(j)
05/01/22	0.504%	5,500,000	5,355,625
JPMorgan Mortgage Acquisition Corp. (b)
Series 2007-CH1 Class AV4
11/25/36	0.338%	4,000,000	3,924,012
Series 2007-CH2 Class AV2
01/25/37	0.263%	230,795	227,417
Long Beach Mortgage Loan Trust Series 2005-1 Class M1 (b)
02/25/35	0.958%	3,077,797	3,050,562
Merrill Lynch First Franklin Mortgage Loan Trust (b)
Series 2007-2 Class A2C
05/25/37	0.448%	11,338,226	7,372,171
Series 2007-5 Class 2A2
10/25/37	1.208%	8,010,198	6,527,455
Mid-State Trust
Series 7 Class A
10/15/36	6.340%	2,345,198	2,471,728
Mid-State Trust (a)
Series 2006-1 Class A
10/15/40	5.787%	1,735,727	1,839,700
Montana Higher Education Student Assistance Corp. Series 2012-1 Class A3 (b)
07/20/43	1.258%	3,000,000	3,025,119
Mountain View CLO III Ltd. Series 2007-3A Class A1 (a)(b)
04/16/21	0.493%	5,847,847	5,713,347
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV3 (b)
04/25/37	0.458%	7,509,000	5,054,984
Nelnet Student Loan Trust Series 2012-5A Class A (a)(b)
10/27/36	0.804%	4,023,867	4,028,088

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Newcastle Mortgage Securities Trust Series 2006-1 Class A3 (b)
03/25/36	0.388%	$1,633,482	$1,605,548
Nomad CLO Ltd. Series 2013-1A Class A1 (a)(b)
01/15/25	1.480%	5,995,000	6,000,755
OHA Credit Partners VIII Ltd. (a)(b)
Series 2013-8A Class A
04/20/25	1.395%	2,500,000	2,500,000
Series 2013-8A Class B
04/20/25	1.925%	2,000,000	2,000,000
Park Place Securities, Inc. (b)
Series 2004-WWF1 Class M2
12/25/34	0.888%	4,671,771	4,663,497
Series 2005-WCW1 Class A3D
05/25/35	0.548%	3,593,690	3,552,350
Race Point VIII CLO Ltd. Series 2013-8A Class A (a)(b)(j)
02/20/25	1.539%	5,105,000	5,111,381
Residential Asset Mortgage Products, Inc. Series 2006-RS3 Class A3 (b)
05/25/36	0.408%	2,298,285	2,160,243
SG Mortgage Securities Trust Series 2005-OPT1 Class A3 (b)
10/25/35	0.558%	3,100,000	3,017,844
SLC Student Loan Trust Series 2006-2 Class A5 (b)
09/15/26	0.408%	4,000,000	3,903,556
SLM Student Loan Trust (a)(b)
Series 2013-B Class A2B
05/15/30	1.000%	1,200,000	1,200,046
SLM Student Loan Trust (b)
Series 2011-1 Class A2
10/25/34	1.358%	3,285,000	3,425,240
Series 2012-7 Class A3
05/26/26	0.859%	4,000,000	4,028,420
SMART Trust Series 2012-1USA Class A4A (a)
12/14/17	2.010%	1,349,000	1,380,592
SVO VOI Mortgage Corp. Series 2012-AA Class A (a)
09/20/29	2.000%	1,819,814	1,839,901
Scholar Funding Trust Series 2011-A Class A (a)(b)
10/28/43	1.347%	1,699,622	1,705,487
Sierra Receivables Funding Co. LLC Series 2012-3A Class A (a)
08/20/29	1.870%	1,944,007	1,957,076
TAL Advantage I LLC Series 2006-1A Class NOTE (a)(b)
04/20/21	0.389%	1,356,250	1,334,452
Triton Container Finance LLC Series 2012-1A Class A (a)
05/14/27	4.210%	1,890,000	1,914,674

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
WaMu Asset-Backed Certificates Series 2007-HE1 Class 2A3 (b)
01/25/37	0.358%	$7,244,626	$4,078,732
Wells Fargo Home Equity Trust Series 2007-2 Class A1 (b)
04/25/37	0.298%	768,838	763,543
Total Asset-Backed Securities - Non-Agency (Cost: $204,637,517)			$217,853,581

Inflation-Indexed Bonds 5.9%
UNITED STATES 5.9%
U.S. Treasury Inflation-Indexed Bond
04/15/14	1.250%	25,797,920	26,190,925
07/15/14	2.000%	18,350,466	18,995,594
04/15/15	0.500%	32,674,426	33,603,622
04/15/16	0.125%	15,850,037	16,394,882
04/15/17	0.125%	57,268,059	59,679,560
04/15/18	0.125%	20,129,530	21,107,700
07/15/21	0.625%	71,158,542	77,095,868
02/15/41	2.125%	3,002,777	3,909,709
TOTAL UNITED STATES			256,977,860
Total Inflation-Indexed Bonds (Cost: $260,483,964)			$256,977,860

U.S. Treasury Obligations 13.3%
U.S. Treasury
05/15/23	1.750%	29,609,300	28,526,725
02/15/43	3.125%	18,651,700	18,057,177
05/31/16	1.750%	40,000,000	41,446,880
03/31/18	0.750%	37,705,000	37,221,924
04/30/18	0.625%	10,672,300	10,463,027
01/15/16	0.375%	5,122,000	5,113,999
04/30/17	0.875%	125,000,000	125,459,000
05/15/22	1.750%	33,800,000	33,118,719
08/15/42	2.750%	4,105,000	3,679,106
06/30/17	0.750%	28,605,000	28,513,378
09/30/19	1.000%	12,500,000	12,203,125
09/30/17	0.625%	42,400,000	41,903,114
10/31/19	1.250%	58,500,000	57,965,251
10/31/17	0.750%	23,250,000	23,079,863
11/15/22	1.625%	1,795,000	1,722,920
U.S. Treasury (k)
02/28/15	0.250%	12,999,000	12,992,397
U.S. Treasury (k)(l)
STRIPS
11/15/18	0.000%	60,636,000	56,851,525
U.S. Treasury (l)
STRIPS
02/15/40	0.000%	23,684,000	9,412,661
11/15/18	0.000%	17,333,000	16,258,233

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
11/15/19	0.000%	$19,268,000	$17,539,545
Total U.S. Treasury Obligations (Cost: $586,869,654)			$581,528,569

U.S. Government & Agency Obligations 1.2%
Federal Home Loan Banks (b)
11/15/13	0.250%	10,530,000	10,533,738
05/26/28	0.750%	8,870,000	8,841,387
Federal Home Loan Mortgage Corp.
12/05/14	0.350%	10,000,000	10,005,710
Federal National Mortgage Association
10/22/15	0.500%	7,660,000	7,661,708
02/12/18	8.950%	9,612,000	13,046,541
Residual Funding Corp. STRIPS (l)
10/15/20	0.000%	4,625,000	4,005,722
Total U.S. Government & Agency Obligations (Cost: $54,294,875)			$54,094,806

Foreign Government Obligations 1.9%
ARGENTINA —%
Argentina Boden Bonds
10/03/15	7.000%	450,000	394,200
BRAZIL 0.4%
Banco do Brasil SA (b)
12/31/49	8.500%	250,000	295,625
Brazilian Government International Bond
01/15/18	8.000%	333,333	383,333
Senior Unsecured
01/17/17	6.000%	4,000,000	4,546,000
01/07/41	5.625%	1,025,000	1,145,438
Petrobras Global Finance BV
05/20/23	4.375%	1,750,000	1,686,263
Petrobras Global Finance BV (b)
05/20/16	2.100%	7,000,000	7,075,768
Petrobras International Finance Co.
01/27/21	5.375%	400,000	423,523
01/27/41	6.750%	1,820,000	1,927,888
Total			17,483,838
CHILE —%
Codelco Senior Unsecured (a)
07/17/22	3.000%	600,000	577,036
COLOMBIA 0.1%
Colombia Government International Bond
Senior Unsecured
01/27/17	7.375%	200,000	238,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
COLOMBIA (CONTINUED)
09/18/37	7.375%	$200,000	$273,000
Corporación Andina de Fomento
06/15/22	4.375%	400,000	426,250
Senior Unsecured
06/04/19	8.125%	1,400,000	1,800,769
Ecopetrol SA Senior Unsecured
07/23/19	7.625%	125,000	152,563
Total			2,890,582
COSTA RICA 0.1%
Instituto Costarricense de Electricidad Senior Unsecured (a)
11/10/21	6.950%	2,400,000	2,664,000
INDONESIA 0.1%
Indonesia Government International Bond
Senior Unsecured
03/04/19	11.625%	350,000	502,250
10/12/35	8.500%	200,000	286,000
Majapahit Holding BV
01/20/20	7.750%	200,000	242,500
PT Pertamina Persero
Senior Unsecured
05/03/22	4.875%	200,000	201,000
PT Pertamina Persero (a)
Senior Unsecured
05/20/23	4.300%	200,000	192,500
PT Perusahaan Listrik Negara Senior Unsecured (a)
10/24/42	5.250%	5,000,000	4,450,000
Total			5,874,250
KAZAKHSTAN —%
KazMunaiGaz Finance Sub BV Senior Unsecured
04/09/21	6.375%	200,000	225,000
LUXEMBOURG —%
VTB Bank OJSC Via VTB Capital SA Senior Unsecured
02/22/18	6.315%	200,000	216,840
MEXICO 0.2%
Comision Federal de Electricidad Senior Unsecured
02/14/42	5.750%	425,000	437,750
Mexico Government International Bond
Senior Unsecured
03/19/19	5.950%	850,000	1,007,250

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
MEXICO (CONTINUED)
01/15/20	5.125%	$450,000	$513,000
09/27/34	6.750%	150,000	191,625
03/08/44	4.750%	620,000	615,350
Pemex Project Funding Master Trust
03/05/20	6.000%	5,965,000	6,829,925
Petroleos Mexicanos
05/03/19	8.000%	300,000	373,500
Total			9,968,400
NORWAY 0.2%
Kommunalbanken AS Senior Unsecured (a)
05/23/18	1.125%	8,860,000	8,728,872
PANAMA —%
Panama Government International Bond Senior Unsecured
01/26/36	6.700%	700,000	894,250
PERU —%
Peruvian Government International Bond
Senior Unsecured
07/21/25	7.350%	300,000	405,450
03/14/37	6.550%	200,000	256,500
Total			661,950
QATAR 0.1%
Nakilat, Inc. Senior Secured (a)
12/31/33	6.067%	1,835,000	2,217,029
RUSSIAN FEDERATION 0.2%
Gazprom OAO Via Gaz Capital SA Senior Unsecured
04/28/34	8.625%	350,000	457,625
Russian Foreign Bond - Eurobond
Senior Unsecured
04/29/20	5.000%	500,000	556,250
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
03/31/30	7.500%	1,117,500	1,357,762
VTB Bank OJSC/Capital SA Subordinated Notes (a)
10/17/22	6.950%	5,000,000	5,206,000
Vnesheconombank Via VEB Finance PLC Senior Unsecured
02/13/17	5.375%	200,000	213,500
Total			7,791,137

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
RWANDA 0.1%
Rwanda Government Bond (a)
05/02/23	6.625%	$6,000,000	$5,640,000
SRI LANKA —%
Sri Lanka Government International Bond Senior Unsecured
10/04/20	6.250%	180,000	185,400
SUPRA-NATIONAL —%
African Export-Import Bank Senior Unsecured
07/27/16	5.750%	300,000	318,900
TRINIDAD AND TOBAGO —%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured
05/08/22	6.000%	187,500	199,688
TURKEY 0.1%
Turkey Government International Bond
Senior Unsecured
03/30/21	5.625%	900,000	1,048,500
02/05/25	7.375%	600,000	789,000
03/17/36	6.875%	600,000	756,000
Total			2,593,500
UKRAINE 0.1%
Ukraine Government International Bond Senior Unsecured
06/04/14	7.950%	5,000,000	5,100,000
UNITED ARAB EMIRATES —%
Abu Dhabi National Energy Co. Senior Unsecured (a)
01/12/23	3.625%	300,000	293,250
Emirate of Dubai Government Bonds Senior Unsecured
01/30/43	5.250%	200,000	184,000
Total			477,250
URUGUAY —%
Uruguay Government International Bond
11/18/22	8.000%	250,000	337,500
Senior Unsecured
03/21/36	7.625%	575,000	782,000
Total			1,119,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
VENEZUELA 0.2%
Petroleos de Venezuela SA
11/02/17	8.500%	8,825,000	8,317,562
Venezuela Government International Bond
Senior Unsecured
10/13/19	7.750%	$250,000	$223,750
01/13/34	9.375%	350,000	311,500
Total			8,852,812
Total Foreign Government Obligations (Cost: $85,692,627)			$85,074,434

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.1%
City of Chicago Waterworks Series 2010
11/01/40	6.742%	375,000	492,319
City of Chicago Series 2012B
01/01/42	5.432%	2,070,000	2,082,254
City of Houston Series 2009-A
03/01/32	6.290%	4,500,000	5,513,445
Commonwealth of Massachusetts Series 2010Z
06/01/30	5.631%	240,000	283,454
Florida Hurricane Catastrophe Fund Finance Corp. Series 2013A
07/01/16	1.298%	1,290,000	1,293,044
JobsOhio Beverage System
Taxable Revenue Bonds
Series 2013-B
01/01/29	3.985%	2,295,000	2,279,761
Series 2013-B
01/01/35	4.532%	2,160,000	2,196,202
Kentucky Asset Liability Commission Series 2010
04/01/18	3.165%	6,669,907	6,984,260
Los Angeles Unified School District Series 2009
07/01/34	5.750%	655,000	779,594
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
11/01/21	5.700%	3,000,000	3,571,410
03/01/40	7.625%	800,000	1,162,080
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,439,210
Taxable-Various Purpose
Series 2009
10/01/19	6.200%	1,025,000	1,231,517

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Series 2010
03/01/19	6.200%	$2,700,000	$3,254,904
State of Georgia
10/01/23	4.000%	2,395,000	2,756,885
State of Illinois
Revenue Bonds
Series 2013
Sales Tax
06/15/28	3.350%	2,500,000	2,419,400
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
07/01/21	6.200%	1,000,000	1,124,030
Taxable Build America Bonds
Series 2010
02/01/35	6.630%	4,265,000	4,814,460
Taxable Pension
Series 2003
06/01/18	4.350%	4,000,000	4,233,880
Total Municipal Bonds (Cost: $47,166,515)			$47,912,109

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 0.8%
Banking 0.6%
Citigroup Capital XIII (b)
10/30/40	7.875%	245,550	$6,897,499
HSBC Holdings PLC
12/31/49	8.000%	131,050	3,656,295
M&T Bank Corp. (b)
12/31/49	5.000%	4,540	4,835,100
12/31/49	5.000%	435	464,363
PNC Financial Services Group, Inc. (The) (b)
12/31/49	6.125%	204,575	5,576,714
U.S. Bancorp (b)
12/31/49	6.500%	177,350	5,144,924
Total			26,574,895
Building Materials 0.1%
Stanley Black & Decker, Inc.
07/25/52	5.750%	205,300	5,323,429
Property & Casualty 0.1%
Allstate Corp. (The) (b)
01/15/53	5.100%	83,900	2,185,595
Total Preferred Debt (Cost: $32,933,297)			$34,083,919

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.2%
Automotive —%
Affinia Group, Inc. Tranche B2 Term Loan (b)(m)
04/25/20	4.750%	$54,000	$54,135
Brokerage —%
Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (b)(m)
02/28/19	6.500%	175,000	175,438
Chemicals —%
Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (b)(m)
02/01/20	4.750%	94,000	94,670
PQ Corp. Term Loan (b)(m)
08/07/17	4.500%	290,272	292,087
Total			386,757
Construction Machinery —%
CPM Acquisition Corp. (b)(m)
1st Lien Term Loan
08/29/17	6.250%	121,166	121,468
2nd Lien Term Loan
03/01/18	10.250%	72,000	72,180
Total			193,648
Consumer Cyclical Services —%
New Breed, Inc. Term Loan (b)(m)
10/01/19	6.000%	97,755	98,122
Consumer Products —%
Spectrum Brands, Inc. Term Loan (b)(m)
12/17/19	4.507%	31,975	32,346
Sun Products Corp. (The) (b)(d)(m)
Tranche B Term Loan
03/06/20	5.500%	9,000	8,978
Sun Products Corp. (The) (b)(m)
Tranche B Term Loan
03/23/20	5.500%	151,000	150,622
Total			191,946
Food and Beverage 0.1%
HJ Heinz Co. Tranche B1 Term Loan (b)(d)(m)
03/27/19	3.250%	3,100,000	3,111,129

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Hostess Brands, Inc. 1st Lien Term Loan (b)(d)(m)
02/25/20	5.773%	$78,000	$79,999
Total			3,191,128
Gaming —%
ROC Finance LLC Tranche B Term Loan (b)(d)(m)
03/28/19	5.000%	80,000	80,560
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(m)
02/20/20	8.500%	285,000	286,661
ConvaTec, Inc. Term Loan (b)(m)
12/22/16	5.000%	41,693	42,162
U.S. Renal Care, Inc. (b)(m)
1st Lien Term Loan
07/03/19	6.250%	191,128	193,279
2nd Lien Term Loan
01/03/20	10.250%	193,000	196,619
United Surgical Partners International, Inc. Term Loan (b)(m)
04/03/19	4.750%	255,239	258,301
Total			977,022
Life Insurance —%
Alliant Holdings I, Inc. Term Loan (b)(m)
12/20/19	5.000%	98,753	99,246
Media Cable —%
WideOpenWest Finance LLC Tranche B Term Loan (b)(m)
04/01/19	4.750%	175,672	176,881
Metals —%
FMG Resources August 2006 Proprietary Ltd. Term Loan (b)(d)(m)
10/18/17	5.250%	33,644	33,802
Property & Casualty —%
Asurion LLC Tranche B1 Term Loan (b)(m)
05/24/19	4.500%	270,322	271,433

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty (continued)
Lonestar Intermediate Super Holdings LLC Term Loan (b)(m)
09/02/19	11.000%	$401,000	$429,403
Total			700,836
Retailers —%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(m)
08/21/20	5.750%	148,000	152,921
Technology —%
Ancestry.com, Inc. Tranche B1 Term Loan (b)(m)
12/28/18	5.250%	102,767	103,249
Blue Coat Systems, Inc. Term Loan (b)(d)(m)
05/31/19	4.500%	17,000	17,128
Freescale Semiconductor, Inc. Tranche B4 Term Loan (b)(m)
03/01/20	5.000%	251,876	252,999
ION Trading Technologies SARL (b)(d)(m)
1st Lien Term Loan
05/22/20	4.500%	47,000	47,333
2nd Lien Term Loan
05/22/21	8.250%	154,000	155,155
Total			575,864
Wirelines —%
Integra Telecom Holdings, Inc. (b)(m)
2nd Lien Term Loan
02/21/20	9.750%	26,000	26,701
Term Loan
02/22/19	6.000%	75,000	75,750
Total			102,451
Total Senior Loans (Cost: $7,115,867)			$7,190,757

Issuer		Shares	Value

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (n)		327	$19,620
TOTAL ENERGY			19,620
Total Warrants (Cost: $19,947)			$19,620

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Commercial Paper 0.4%
BANKING 0.4%
UBS Finance LLC ,	0.240%	$15,650,000	$15,647,829
Total Commercial Paper (Cost: $15,648,000)			$15,647,829

Treasury Bills 1.4%
U.S. Treasury Bills
06/06/13	0.050%	32,630,000	32,629,748
08/22/13	0.030%	410,000	409,973
09/19/13	0.050%	30,000,000	29,995,740
Total Treasury Bills (Cost: $63,036,227)			$63,035,461

	Shares	Value

Money Market Funds 7.7%
Columbia Short-Term Cash Fund, 0.109% (o)(p)	335,581,128	$335,581,128
Total Money Market Funds (Cost: $335,581,128)		$335,581,128
Total Investments (Cost: $4,685,169,421) (q)		$4,730,640,729(r)
Other Assets & Liabilities, Net		(364,722,486)
Net Assets		$4,365,918,243

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
90-Day Eurodollar	300	74,516,250	December 2014	—	(141,316)
90-Day Eurodollar	(300)	(74,096,250)	December 2015	302,905	—
U.S. Treasury Long Bond	652	91,300,375	September 2013	—	(1,982,745)
U.S. Treasury Note, 2-year	2,304	507,204,012	September 2013	—	(549,193)
U.S. Treasury Note, 5-year	(105)	(12,853,476)	September 2013	—	(21,677)
U.S. Treasury Note, 10-year	(3,398)	(439,085,313)	September 2013	3,745,403	—
U.S. Treasury Ultra Bond	(225)	(34,228,125)	September 2013	138,310	—
Total				4,186,618	(2,694,931)

Credit Default Swap Contracts Outstanding at May 31, 2013
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate%	Notional Amount($)	Market Value($)	Unamortized Premium (Paid) Received($)	Periodic Payments Receivable (Payable)($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	Bank of America Corp.	June 20, 2018	1.000	11,835,000	8,601	(135,609)	(23,999)	—	(151,007)
Morgan Stanley	Barclays Bank, PLC	June 20, 2018	1.000	7,230,000	124,541	(206,999)	(14,661)	—	(97,119)
Goldman Sachs International	CDX North America High Yield 19	December 20, 2017	5.000	13,995,000	(924,267)	(51,578)	(141,894)	—	(1,117,739)
Citibank	CDX North America Investment Grade 20	June 20, 2018	1.000	12,170,000	(130,042)	150,918	(24,678)	—	(3,802)
Goldman Sachs International	CDX North America High Yield 20	June 20, 2018	5.000	6,270,000	(327,180)	369,737	(63,571)	—	(21,014)
JPMorgan	CDX North America Investment Grade 20	June 20, 2018	1.000	23,680,000	(253,032)	200,097	(48,018)	—	(100,953)
JPMorgan	CDX North America High Yield 20	June 20, 2018	5.000	27,040,000	(1,410,997)	1,520,320	(274,156)	—	(164,833)
Goldman Sachs International	Citigroup, Inc.	June 20, 2018	1.000	6,265,000	(12,343)	(18,109)	(12,704)	—	(43,156)
JPMorgan	Citigroup, Inc.	June 20, 2018	1.000	6,265,000	(12,344)	(24,124)	(12,704)	—	(49,172)
Barclays	D.R. Horton, Inc.	June 20, 2018	1.000	1,335,000	41,706	(37,689)	(2,707)	1,310	—
JPMorgan	D.R. Horton, Inc.	June 20, 2018	1.000	10,795,000	337,238	(388,681)	(21,890)	—	(73,333)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate%	Notional Amount($)	Market Value($)	Unamortized Premium (Paid) Received($)	Periodic Payments Receivable (Payable)($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Goldman Sachs Group, Inc.	June 20, 2018	1.000	25,000	200	(428)	(51)	—	(279)
Morgan Stanley	Goldman Sachs Group, Inc.	June 20, 2018	1.000	7,175,000	57,382	(119,160)	(14,549)	—	(76,327)
Barclays	H.J. Heinz Company	March 20, 2018	1.000	2,420,000	38,569	(126,845)	(4,907)	—	(93,183)
Citibank	H.J. Heinz Company	March 20, 2018	1.000	550,000	8,766	(27,680)	(1,115)	—	(20,029)
Goldman Sachs International	H.J. Heinz Company	December 20, 2017	1.000	6,670,000	69,035	136,470	(13,525)	191,980	—
Goldman Sachs International	Home Depot, Inc.	June 20, 2018	1.000	10,480,000	(348,208)	321,889	(21,251)	—	(47,570)
Goldman Sachs International	Home Depot, Inc.	March 20, 2018	1.000	6,055,000	(197,045)	171,028	(12,278)	—	(38,295)
JPMorgan	Home Depot, Inc.	June 20, 2018	1.000	285,000	(9,469)	9,200	(577)	—	(846)
Barclays	Limited Brands, Inc.	June 20, 2018	1.000	5,685,000	236,245	(307,795)	(11,528)	—	(83,078)
Citibank	Marriott International, Inc.	June 20, 2018	1.000	5,260,000	(101,538)	122,939	(10,666)	10,735	—
Barclays	Telecom Italia SPA	March 20, 2018	1.000	1,080,000	87,381	(122,998)	(2,190)	—	(37,807)
Goldman Sachs International	Textron, Inc.	June 20, 2018	1.000	5,595,000	46,453	(53,516)	(11,345)	—	(18,408)
Morgan Stanley	Toll Brothers, Inc.	June 20, 2018	1.000	16,400,000	391,486	(311,245)	(33,256)	46,985	—
Total								251,010	(2,237,950)

Notes to Portfolio of Investments

(a)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $532,457,903 or 12.20% of net assets.

(b)                                     Variable rate security.

(c)                                     Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At May 31, 2013, the value of these securities amounted to $1,074,552, which represents 0.02% of net assets.

(d)                                     Represents a security purchased on a when-issued or delayed delivery basis.

(e)                                     Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $4,475,472, representing 0.10% of net assets.  Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
CRC Health Corp.
02/01/16 10.750%	04-30-12	70,577
RALI Trust
CMO 10 Series 2007-QS1 Class 2AV
01/25/37 0.172%	05-07-12	770,561
RALI Trust
CMO 10 Series 2006-QS18 Class 1AV
12/25/36 0.404%	05-04-12	1,625,327
RALI Trust
CMO 10 Series 2006-QS9 Class 1AV
07/25/36 0.587%	05-09-12	1,258,696

(f)                                       The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)                                     Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(h)                                     Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)                                        At May 31, 2013, investments in securities included securities valued at $2,833,190 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(j)                                        Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $60,351,697, which represents 1.38% of net assets.

(k)                                     At May 31, 2013, investments in securities included securities valued at $3,913,307 that were fully or partially pledged as collateral on outstanding swap contracts.

(l)                                        Zero coupon bond.

(m)                               Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n)                                     Non-income producing.

(o)                                     The rate shown is the seven-day current annualized yield at May 31, 2013.

(p)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	502,632,840	1,797,633,818	(1,964,685,530)	335,581,128	360,196	335,581,128

(q)                                     At May 31, 2013, the cost of securities for federal income tax purposes was approximately $4,685,169,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$83,554,000
Unrealized Depreciation	(38,082,000)
Net Unrealized Appreciation	$45,472,000

(r)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AGM                       Assured Guaranty Municipal Corporation

CMO                      Collateralized Mortgage Obligation

NPFGC         National Public Finance Guarantee Corporation

PIK                               Payment-in-Kind

STRIPS         Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines		18,621,071	16,550,268	35,171,339
All Other Securities	—	1,409,867,886	—	1,409,867,886
Residential Mortgage-Backed Securities - Agency	—	1,006,767,441	—	1,006,767,441
Residential Mortgage-Backed Securities - Non-Agency	—	200,381,216	30,430,817	230,812,033
Commercial Mortgage-Backed Securities - Agency	—	81,706,920	—	81,706,920
Commercial Mortgage-Backed Securities - Non-Agency	—	230,760,007	20,585,845	251,345,852
Asset-Backed Securities - Agency	—	15,969,185	—	15,969,185
Asset-Backed Securities - Non-Agency	—	162,009,793	55,843,788	217,853,581
Inflation-Indexed Bonds	—	256,977,860	—	256,977,860
U.S. Treasury Obligations	481,466,605	100,061,964	—	581,528,569
U.S. Government & Agency Obligations	—	54,094,806	—	54,094,806
Foreign Government Obligations	—	85,074,434	—	85,074,434
Municipal Bonds	—	47,912,109	—	47,912,109
Preferred Debt	34,083,919	—	—	34,083,919
Total Bonds	515,550,524	3,670,204,692	123,410,718	4,309,165,934
Equity Securities
Warrants
Energy	—	19,620	—	19,620
Total Equity Securities	—	19,620	—	19,620
Short-Term Securities
Commercial Paper	—	15,647,829	—	15,647,829
Treasury Bills	63,035,461	—	—	63,035,461
Total Short-Term Securities	63,035,461	15,647,829	—	78,683,290
Other
Senior Loans
Construction Machinery	—	121,468	72,180	193,648
All Other Industries	—	6,997,109	—	6,997,109
Money Market Funds	335,581,128	—	—	335,581,128
Total Other	335,581,128	7,118,577	72,180	342,771,885
Investments in Securities	914,167,113	3,692,990,718	123,482,898	4,730,640,729
Derivatives
Assets
Futures Contracts	4,186,618	—	—	4,186,618
Swap Contracts	—	251,010	—	251,010
Liabilities
Futures Contracts	(2,694,931)	—	—	(2,694,931)
Swap Contracts	—	(2,237,950)	—	(2,237,950)
Total	915,658,800	3,691,003,778	123,482,898	4,730,145,476

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non-Agency ($)	Commercial Mortgage- Backed Securities - Non-Agency ($)	Asset-Backed Securities - Non-Agency ($)	U.S. Government & Agency Obligations ($)	Foreign Government Obligations ($)	Preferred Debt ($)	Senior Loans ($)	Total ($)
Balance as of August 31, 2012	9,435,166	8,072,357	—	10,114,491	12,979,169	164,475	4,174,538	—	44,940,196
Accrued discounts/premiums	22,375	8,580	(257)	80,384	(3,132)	1,542	—	345	109,837
Realized gain (loss)	(38,397)	53,547	109	186,166	—	4,046	—	2,036	207,507
Change in unrealized appreciation (depreciation)(a)	546,948	44,873	27,929	377,011	—	(4,233)	—	(440)	992,088
Sales	(625,393)	(4,224,837)	(417,063)	(5,265,777)	(12,976,037)	(165,830)	—	—	(23,674,937)
Purchases	2,097,419	29,420,406	20,975,127	50,351,513	—	—	—	(114,892)	102,729,573
Transfers into Level 3	5,112,150	—	—	—	—	—	—	185,131	5,297,281
Transfers out of Level 3	—	(2,944,109)	—	—	—	—	(4,174,538)	—	(7,118,647)
Balance as of May 31, 2013	16,550,268	30,430,817	20,585,845	55,843,788	—	—	—	72,180	123,482,898

(a)Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2013 was $935,326, which is comprised of Corporate Bonds & Notes of $546,948, Residential Mortgage-Backed Securities - Non-Agency of $48,242, Commercial Mortgage-Backed Securities Non-Agency of $27,929, Asset-Backed Securities - Non-Agency of $312,647 and Senior Loans of $(440).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds, senior loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end, May 31, 2013.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Active Portfolios Multi-Manager Small Cap Equity Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%

CONSUMER DISCRETIONARY 11.3%
Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	59,000	$1,049,610
Dorman Products, Inc.	22,563	1,004,730
Tenneco, Inc. (a)	38,000	1,685,680
Tower International, Inc. (a)	79,000	1,493,890
Total		5,233,910
Automobiles 0.8%
Thor Industries, Inc.	103,955	4,439,918
Diversified Consumer Services 1.1%
Grand Canyon Education, Inc. (a)	113,086	3,632,322
LifeLock, Inc. (a)	84,946	876,643
Steiner Leisure Ltd. (a)	27,825	1,413,232
Total		5,922,197
Hotels, Restaurants & Leisure 1.6%
AFC Enterprises, Inc. (a)	18,799	685,411
Bloomin’ Brands, Inc. (a)	34,157	794,492
Domino’s Pizza, Inc.	16,777	994,373
Jack in the Box, Inc. (a)	23,722	865,616
Marriott Vacations Worldwide Corp. (a)	14,309	633,173
Papa John’s International, Inc. (a)	14,458	931,529
Ruby Tuesday, Inc. (a)	100,000	925,000
Sonic Corp. (a)	184,137	2,417,719
Total		8,247,313
Household Durables 1.1%
Helen of Troy Ltd. (a)	34,500	1,368,615
KB Home	92,567	2,051,285
Ryland Group, Inc. (The)	21,281	963,603
Standard Pacific Corp. (a)	157,000	1,389,450
Total		5,772,953
Internet & Catalog Retail 0.3%
HomeAway, Inc. (a)	25,974	794,285
Shutterfly, Inc. (a)	18,881	920,260
Total		1,714,545
Media 1.4%
Belo Corp., Class A	145,980	1,637,896
Cinemark Holdings, Inc.	25,340	743,476
Gray Television, Inc. (a)	200,807	1,194,802
MDC Partners, Inc., Class A	47,413	835,891

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Media (continued)
Morningstar, Inc.	27,825	$1,913,803
Sinclair Broadcast Group, Inc., Class A	41,000	1,108,230
Total		7,434,098
Specialty Retail 3.3%
Big 5 Sporting Goods Corp.	41,741	835,237
Cato Corp. (The), Class A	55,430	1,380,207
Chico’s FAS, Inc.	158,761	2,867,224
Conn’s, Inc. (a)	20,602	1,014,236
Haverty Furniture Companies, Inc.	37,231	916,627
Hibbett Sports, Inc. (a)	41,525	2,368,171
Lithia Motors, Inc., Class A	21,363	1,112,799
Lumber Liquidators Holdings, Inc. (a)	10,135	832,185
OfficeMax, Inc.	94,000	1,224,820
Pier 1 Imports, Inc.	70,895	1,644,055
Sonic Automotive, Inc., Class A	67,000	1,525,590
TravelCenters of America LLC (a)	67,724	753,768
Wet Seal, Inc. (The), Class A (a)	100,000	496,000
Zale Corp. (a)	66,285	511,720
Total		17,482,639
Textiles, Apparel & Luxury Goods 0.7%
Carter’s, Inc.	13,270	956,369
G-III Apparel Group Ltd. (a)	21,401	901,196
Hanesbrands, Inc.	18,706	932,681
Quiksilver, Inc. (a)	133,565	1,051,157
Total		3,841,403
TOTAL CONSUMER DISCRETIONARY		60,088,976
CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.7%
Harris Teeter Supermarkets, Inc.	34,000	1,598,000
Weis Markets, Inc.	53,396	2,184,430
Total		3,782,430
Food Products 0.1%
Dole Food Co., Inc. (a)	61,000	577,670
Personal Products 0.8%
Medifast, Inc. (a)	55,500	1,598,955
Nu Skin Enterprises, Inc., Class A	40,816	2,399,981
Total		3,998,936
TOTAL CONSUMER STAPLES		8,359,036

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.1%
Energy Equipment & Services 3.1%
CARBO Ceramics, Inc.	26,325	$1,734,818
Core Laboratories NV	8,800	1,212,288
Geospace Technologies Corp. (a)	45,692	3,968,807
Helix Energy Solutions Group, Inc. (a)	57,500	1,371,950
Hercules Offshore, Inc. (a)	202,000	1,395,820
Hornbeck Offshore Services, Inc. (a)	50,064	2,604,329
Pioneer Energy Services Corp. (a)	222,240	1,551,235
Precision Drilling Corp.	198,403	1,706,266
Tesco Corp. (a)	66,900	853,644
Total		16,399,157
Oil, Gas & Consumable Fuels 3.0%
Bonanza Creek Energy, Inc. (a)	23,924	888,777
Cheniere Energy, Inc. (a)	38,193	1,120,965
Comstock Resources, Inc.	19,620	316,471
Contango Oil & Gas Co.	53,225	1,861,810
Delek U.S. Holdings, Inc.	21,000	756,630
Gulfport Energy Corp. (a)	52,491	2,503,296
Midstates Petroleum Co., Inc. (a)	125,000	853,750
Oasis Petroleum, Inc. (a)	23,722	881,509
PDC Energy, Inc. (a)	58,912	3,015,705
Rex Energy Corp. (a)	90,554	1,504,102
Sanchez Energy Corp. (a)	39,823	870,929
Solazyme, Inc. (a)	80,635	993,423
Targa Resources Corp.	12,516	806,281
Total		16,373,648
TOTAL ENERGY		32,772,805
FINANCIALS 17.8%
Capital Markets 1.9%
Apollo Investment Corp.	85,500	708,795
Financial Engines, Inc.	20,557	886,418
GAMCO Investors, Inc., Class A	38,394	2,048,320
Medley Capital Corp.	100,000	1,455,000
Piper Jaffray Companies (a)	43,248	1,544,386
Walter Investment Management Corp. (a)	26,000	946,660
Westwood Holdings Group, Inc.	55,275	2,362,453
Total		9,952,032
Commercial Banks 4.9%
Associated Banc-Corp.	140,291	2,161,884
Community Bank System, Inc.	50,000	1,468,000
Independent Bank Corp.	48,000	1,581,600
National Penn Bancshares, Inc.	175,337	1,732,330

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Old National Bancorp	156,153	$2,086,204
PrivateBancorp, Inc.	41,500	803,440
Prosperity Bancshares, Inc.	32,000	1,602,880
Renasant Corp.	66,000	1,572,780
Sandy Spring Bancorp, Inc.	114,457	2,451,669
Sterling Bancorp	125,000	1,493,750
Susquehanna Bancshares, Inc.	130,000	1,561,300
Umpqua Holdings Corp.	119,290	1,612,801
Union First Market Bankshares Corp.	41,600	832,832
Webster Financial Corp.	59,603	1,391,730
WesBanco, Inc.	63,180	1,582,659
Western Alliance Bancorp (a)	96,600	1,420,020
Wintrust Financial Corp.	28,000	1,056,720
Total		26,412,599
Consumer Finance 0.2%
Portfolio Recovery Associates, Inc. (a)	6,717	1,022,798
Insurance 3.6%
American Equity Investment Life Holding Co.	243,729	3,948,410
AMERISAFE, Inc.	50,000	1,696,500
Amtrust Financial Services, Inc.	52,000	1,717,560
Argo Group International Holdings Ltd.	32,158	1,273,798
CNO Financial Group, Inc.	133,000	1,641,220
First American Financial Corp.	60,327	1,440,609
Hanover Insurance Group, Inc. (The)	7,641	383,807
Hilltop Holdings, Inc. (a)	54,800	876,800
Homeowners Choice, Inc.	25,081	871,816
Maiden Holdings Ltd.	205,438	2,194,078
Platinum Underwriters Holdings Ltd.	29,000	1,655,900
Symetra Financial Corp.	111,000	1,549,560
Total		19,250,058
Real Estate Investment Trusts (REITs) 5.2%
American Assets Trust, Inc.	56,000	1,803,200
BioMed Realty Trust, Inc.	82,922	1,735,558
Brandywine Realty Trust	100,000	1,416,000
Colonial Properties Trust	79,537	1,758,563
Colony Financial, Inc.	92,701	2,053,327
Cousins Properties, Inc.	202,977	2,094,723
CubeSmart	84,000	1,314,600
First Industrial Realty Trust, Inc.	105,000	1,773,450
Geo Group, Inc. (The)	67,156	2,338,372
Glimcher Realty Trust	133,947	1,564,501
Hersha Hospitality Trust	361,202	2,066,075

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Highwoods Properties, Inc.	27,500	$1,001,550
Kilroy Realty Corp.	26,000	1,375,660
LaSalle Hotel Properties	40,000	1,056,000
MFA Financial, Inc.	104,000	913,120
Omega Healthcare Investors, Inc.	29,964	971,133
PennyMac Mortgage Investment Trust	31,500	681,975
Sun Communities, Inc.	39,956	1,996,601
Total		27,914,408
Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc.	7,611	698,918
Thrifts & Mortgage Finance 1.9%
EverBank Financial Corp.	95,000	1,491,500
MGIC Investment Corp. (a)	160,000	988,800
Ocwen Financial Corp. (a)	33,000	1,411,740
Oritani Financial Corp.	82,000	1,257,060
Provident Financial Services, Inc.	118,457	1,802,915
Radian Group, Inc.	227,762	2,931,297
Total		9,883,312
TOTAL FINANCIALS		95,134,125
HEALTH CARE 13.7%
Biotechnology 2.7%
ACADIA Pharmaceuticals, Inc. (a)	68,549	964,484
Acorda Therapeutics, Inc. (a)	22,249	744,229
Aegerion Pharmaceuticals, Inc. (a)	21,520	1,567,302
Alkermes PLC (a)	27,695	865,469
Alnylam Pharmaceuticals, Inc. (a)	31,826	974,830
Coronado Biosciences, Inc. (a)	67,494	666,841
Insmed, Inc. (a)	69,205	928,731
Keryx Biopharmaceuticals, Inc. (a)	107,308	859,537
Ligand Pharmaceuticals, Inc. (a)	27,930	835,386
Neurocrine Biosciences, Inc. (a)	74,591	964,462
Orexigen Therapeutics, Inc. (a)	136,033	861,089
Pharmacyclics, Inc. (a)	9,131	836,765
TESARO, Inc. (a)	31,718	1,085,073
Theravance, Inc. (a)	31,309	1,097,067
Trius Therapeutics, Inc. (a)	130,612	1,001,794
Total		14,253,059
Health Care Equipment & Supplies 4.5%
Abaxis, Inc.	88,798	3,908,000
Align Technology, Inc. (a)	90,675	3,241,631
Analogic Corp.	10,801	858,571

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Cardiovascular Systems, Inc. (a)	28,941	$594,738
CONMED Corp.	47,000	1,547,710
DexCom, Inc. (a)	47,631	992,154
Endologix, Inc. (a)	52,257	702,334
ICU Medical, Inc. (a)	36,816	2,628,294
Meridian Bioscience, Inc.	104,875	2,266,349
Neogen Corp. (a)	64,775	3,528,294
Sirona Dental Systems, Inc. (a)	10,479	743,380
STERIS Corp.	18,368	832,805
Symmetry Medical, Inc. (a)	110,000	1,026,300
TearLab Corp. (a)	93,807	986,850
Total		23,857,410
Health Care Providers & Services 3.3%
Acadia Healthcare Co., Inc. (a)	27,807	928,476
AMN Healthcare Services, Inc. (a)	55,063	737,294
Brookdale Senior Living, Inc. (a)	26,850	761,197
CHS/Community Health Systems, Inc.	21,524	1,036,811
Hanger, Inc. (a)	52,084	1,662,000
HealthSouth Corp. (a)	31,988	936,929
Healthways, Inc. (a)	62,000	833,900
Kindred Healthcare, Inc. (a)	105,000	1,417,500
LHC Group, Inc. (a)	49,000	1,077,510
Mednax, Inc. (a)	8,672	805,022
National Research Corp. (a)	117,600	1,922,760
National Research Corp.	19,600	668,752
Team Health Holdings, Inc. (a)	24,194	945,260
Vanguard Health Systems, Inc. (a)	116,270	1,548,716
VCA Antech, Inc. (a)	55,000	1,405,800
WellCare Health Plans, Inc. (a)	17,500	912,450
Total		17,600,377
Health Care Technology 1.6%
HealthStream, Inc. (a)	126,700	3,393,026
MedAssets, Inc. (a)	57,000	934,800
Medidata Solutions, Inc. (a)	52,254	3,606,571
Omnicell, Inc. (a)	42,576	771,903
Total		8,706,300
Life Sciences Tools & Services 1.0%
Covance, Inc. (a)	11,746	876,017
ICON PLC (a)	67,393	2,314,275
PAREXEL International Corp. (a)	17,329	791,762
Techne Corp.	22,375	1,488,161
Total		5,470,215

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals 0.6%
AcelRx Pharmaceuticals, Inc. (a)	128,100	$1,141,371
Pacira Pharmaceuticals, Inc. (a)	30,155	883,541
Santarus, Inc. (a)	51,273	1,141,850
Total		3,166,762
TOTAL HEALTH CARE		73,054,123
INDUSTRIALS 17.0%
Aerospace & Defense 0.8%
Aerovironment, Inc. (a)	64,450	1,293,512
DigitalGlobe, Inc. (a)	26,972	815,364
Hexcel Corp. (a)	35,724	1,242,123
Triumph Group, Inc.	10,174	790,011
Total		4,141,010
Airlines 0.6%
Alaska Air Group, Inc. (a)	16,500	937,530
U.S. Airways Group, Inc. (a)	131,598	2,312,177
Total		3,249,707
Building Products 1.6%
AAON, Inc.	68,650	2,281,926
AO Smith Corp.	28,132	1,102,774
Apogee Enterprises, Inc.	30,491	813,500
Simpson Manufacturing Co., Inc.	102,300	2,994,321
USG Corp. (a)	45,000	1,229,850
Total		8,422,371
Commercial Services & Supplies 2.9%
Cenveo, Inc. (a)	151,802	333,964
Deluxe Corp.	42,000	1,570,800
Healthcare Services Group, Inc.	31,206	708,064
Herman Miller, Inc.	61,005	1,714,850
InnerWorkings, Inc. (a)	140,025	1,517,871
Mobile Mini, Inc. (a)	23,407	787,646
Ritchie Bros. Auctioneers, Inc.	69,400	1,436,580
Rollins, Inc.	105,450	2,663,667
Steelcase, Inc., Class A	74,000	1,024,160
TMS International Corp., Class A	85,000	1,289,450
Unifirst Corp.	9,684	919,012
United Stationers, Inc.	44,000	1,518,440
Total		15,484,504
Construction & Engineering 1.4%
EMCOR Group, Inc.	105,810	4,205,948

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
MasTec, Inc. (a)	72,064	$2,291,635
Primoris Services Corp.	40,525	863,588
Total		7,361,171
Electrical Equipment 0.6%
Acuity Brands, Inc.	10,127	760,234
Belden, Inc.	15,968	853,490
Enphase Energy, Inc. (a)	97,813	755,116
PowerSecure International, Inc. (a)	59,328	799,741
Total		3,168,581
Industrial Conglomerates 0.7%
Raven Industries, Inc.	130,700	3,958,903
Machinery 3.9%
CIRCOR International, Inc.	16,660	851,326
Hyster-Yale Materials Handling, Inc.	20,944	1,294,339
LB Foster Co., Class A	42,470	1,881,846
Middleby Corp. (a)	5,987	978,815
Mueller Industries, Inc.	30,177	1,643,138
Proto Labs, Inc. (a)	103,796	5,733,691
Sun Hydraulics Corp.	125,250	4,064,362
TriMas Corp. (a)	24,976	805,476
Trinity Industries, Inc.	32,500	1,330,225
Valmont Industries, Inc.	4,868	741,542
Wabash National Corp. (a)	135,000	1,417,500
Total		20,742,260
Professional Services 1.4%
Acacia Research Corp.	79,300	1,982,500
Advisory Board Co. (The) (a)	56,910	3,005,417
Navigant Consulting, Inc. (a)	118,000	1,555,240
On Assignment, Inc. (a)	40,633	1,058,083
Total		7,601,240
Road & Rail 2.0%
AMERCO	5,892	1,015,781
Avis Budget Group, Inc. (a)	26,737	886,599
Heartland Express, Inc.	153,242	2,199,023
Old Dominion Freight Line, Inc. (a)	73,460	3,163,188
Roadrunner Transportation Systems, Inc. (a)	33,419	925,706
Saia, Inc. (a)	22,348	1,067,899
Swift Transportation Co. (a)	98,000	1,650,320
Total		10,908,516

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Trading Companies & Distributors 1.1%
Air Lease Corp.	29,225	$818,300
Beacon Roofing Supply, Inc. (a)	25,000	1,030,500
Houston Wire & Cable Co.	38,687	542,005
MRC Global, Inc. (a)	25,355	719,828
Titan Machinery, Inc. (a)	10,190	208,997
United Rentals, Inc. (a)	41,134	2,338,057
Total		5,657,687
TOTAL INDUSTRIALS		90,695,950

INFORMATION TECHNOLOGY 21.3%
Communications Equipment 0.8%
CalAmp Corp. (a)	69,224	911,680
Calix, Inc. (a)	83,600	876,128
Ciena Corp. (a)	63,000	1,054,620
Plantronics, Inc.	17,776	821,251
Sonus Networks, Inc. (a)	288,613	926,448
Total		4,590,127

Computers & Peripherals 1.1%
3D Systems Corp. (a)	17,600	853,952
QLogic Corp. (a)	137,430	1,338,568
Stratasys Ltd. (a)	32,875	2,763,144
Synaptics, Inc. (a)	20,282	836,835
Total		5,792,499

Electronic Equipment, Instruments & Components 2.0%
Anixter International, Inc. (a)	54,160	4,155,697
Electro Scientific Industries, Inc.	134,631	1,528,062
FARO Technologies, Inc. (a)	65,000	2,432,300
FEI Co.	13,809	994,386
Rofin-Sinar Technologies, Inc. (a)	26,600	711,816
Rogers Corp. (a)	14,500	670,915
Total		10,493,176

Internet Software & Services 3.5%
Angie’s List, Inc. (a)	35,511	833,088
AOL, Inc.	20,013	693,651
Cornerstone OnDemand, Inc. (a)	25,481	1,035,548
CoStar Group, Inc. (a)	45,550	5,092,945
Move, Inc. (a)	68,589	781,229
NIC, Inc.	130,625	2,184,050
Saba Software, Inc. (a)	99,000	856,845
SciQuest, Inc. (a)	112,775	2,588,186
Stamps.com, Inc. (a)	105,675	4,028,331

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Internet Software & Services (continued)
Web.com Group, Inc. (a)	40,296	$845,813
Total		18,939,686

IT Services 1.8%
Acxiom Corp. (a)	102,267	2,248,851
FleetCor Technologies, Inc. (a)	11,517	1,002,901
Global Cash Access Holdings, Inc. (a)	220,185	1,453,221
MAXIMUS, Inc.	10,357	772,943
NeuStar, Inc., Class A (a)	24,000	1,163,040
Sykes Enterprises, Inc. (a)	125,284	1,980,740
Unisys Corp. (a)	49,500	1,022,175
Total		9,643,871

Semiconductors & Semiconductor Equipment 3.3%
Cirrus Logic, Inc. (a)	28,000	511,000
Diodes, Inc. (a)	36,885	870,486
Fairchild Semiconductor International, Inc. (a)	102,000	1,480,020
Hittite Microwave Corp. (a)	43,000	2,334,040
Integrated Silicon Solution (a)	80,000	865,600
IXYS Corp.	99,000	1,128,600
Kulicke & Soffa Industries, Inc. (a)	224,293	2,781,233
Micrel, Inc.	90,000	895,500
NVE Corp. (a)	24,675	1,276,438
RF Micro Devices, Inc. (a)	125,000	690,000
Rudolph Technologies, Inc. (a)	72,282	886,177
Semtech Corp. (a)	23,654	864,317
Silicon Motion Technology Corp., ADR	121,582	1,366,582
SunEdison, Inc. (a)	214,521	1,731,185
Total		17,681,178

Software 8.8%
Accelrys, Inc. (a)	253,050	2,110,437
ACI Worldwide, Inc. (a)	78,675	3,659,174
Advent Software, Inc. (a)	91,250	3,027,675
Aspen Technology, Inc. (a)	25,831	790,945
Blackbaud, Inc.	86,975	2,638,822
Bottomline Technologies de, Inc. (a)	132,375	3,657,521
BroadSoft, Inc. (a)	34,500	956,340
CommVault Systems, Inc. (a)	11,133	779,310
Envivio, Inc. (a)	73,000	121,180
EPIQ Systems, Inc.	95,000	1,152,350
Factset Research Systems, Inc.	21,100	2,071,809
Infoblox, Inc. (a)	34,565	840,966
Manhattan Associates, Inc. (a)	12,286	921,819
Mentor Graphics Corp.	131,773	2,502,369

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Netscout Systems, Inc. (a)	81,752	$1,990,661
NetSuite, Inc. (a)	11,665	1,021,854
Proofpoint, Inc. (a)	42,950	867,590
PROS Holdings, Inc. (a)	137,475	3,977,152
PTC, Inc. (a)	48,150	1,209,047
QLIK Technologies, Inc. (a)	28,906	889,149
Sourcefire, Inc. (a)	52,315	2,927,547
Splunk, Inc. (a)	19,974	933,984
Synchronoss Technologies, Inc. (a)	26,447	829,113
Take-Two Interactive Software, Inc. (a)	51,611	858,807
Tyler Technologies, Inc. (a)	78,228	5,398,514
Ultimate Software Group, Inc. (a)	6,042	672,475
Total		46,806,610
TOTAL INFORMATION TECHNOLOGY		113,947,147

MATERIALS 5.3%
Chemicals 2.4%
Balchem Corp.	71,344	3,425,225
Chemtura Corp. (a)	36,965	847,607
Cytec Industries, Inc.	21,246	1,518,452
Koppers Holdings, Inc.	41,218	1,696,945
Minerals Technologies, Inc.	18,906	805,396
OM Group, Inc. (a)	44,000	1,290,960
PolyOne Corp.	81,485	2,093,350
Taminco Corp. (a)	65,418	1,233,129
Total		12,911,064

Construction Materials 0.3%
Headwaters, Inc. (a)	78,205	829,755
Texas Industries, Inc. (a)	12,418	886,769
Total		1,716,524

Containers & Packaging 0.2%
Boise, Inc.	36,643	295,343
Packaging Corp. of America	17,010	833,490
Total		1,128,833

Metals & Mining 1.0%
Constellium NV (a)	72,000	1,058,400
Kaiser Aluminum Corp.	22,487	1,426,575
Reliance Steel & Aluminum Co.	23,464	1,543,228
Worthington Industries, Inc.	33,000	1,134,540
Total		5,162,743

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.4%
Boise Cascade Co. (a)	31,000	$931,860
Clearwater Paper Corp. (a)	29,000	1,387,070
KapStone Paper and Packaging Corp.	42,000	1,218,420
Neenah Paper, Inc.	46,000	1,444,860
PH Glatfelter Co.	37,937	938,182
Schweitzer-Mauduit International, Inc.	27,500	1,321,650
Total		7,242,042
TOTAL MATERIALS		28,161,206

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.1%
inContact, Inc. (a)	95,878	696,074
Wireless Telecommunication Services 0.1%
NII Holdings, Inc. (a)	80,000	616,800
TOTAL TELECOMMUNICATION SERVICES		1,312,874

UTILITIES 2.6%
Electric Utilities 1.2%
Cleco Corp.	34,696	1,579,015
Pinnacle West Capital Corp.	23,693	1,338,181
Portland General Electric Co.	56,911	1,732,371
UIL Holdings Corp.	42,000	1,636,320
Total		6,285,887

Gas Utilities 0.8%
New Jersey Resources Corp.	32,500	1,474,850
South Jersey Industries, Inc.	25,500	1,489,710
Southwest Gas Corp.	25,000	1,183,750
Total		4,148,310

Multi-Utilities 0.6%
Avista Corp.	65,000	1,736,150
Vectren Corp.	51,089	1,754,396
Total		3,490,546
TOTAL UTILITIES		13,924,743

Total Common Stocks (Cost: $438,813,702)		$517,450,985

	Shares	Value

Exchange-Traded Funds 0.2%
Vanguard Russell 2000	7,400	576,904

	Shares	Value

Exchange-Traded Funds (continued)

iShares Russell 2000 Index Fund	6,050	$591,992

Total Exchange-Traded Funds (Cost: $1,005,583)		$1,168,896

	Shares	Value

Money Market Funds 2.2%

Columbia Short-Term Cash Fund, 0.109% (b)(c)	11,779,021	$11,779,021

Total Money Market Funds (Cost: $11,779,021)		$11,779,021

Total Investments
(Cost: $451,598,306) (d)		$530,398,902(e)
Other Assets & Liabilities, Net		3,706,698
Net Assets		$534,105,600

Notes to Portfolio of Investments

(a)                                  Non-income producing.

(b)                                  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,091,625	158,233,370	(165,545,974)	11,779,021	18,854	11,779,021

(c)                                  The rate shown is the seven-day current annualized yield at May 31, 2013.

(d)                                 At May 31, 2013, the cost of securities for federal income tax purposes was approximately $451,598,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$86,237,000
Unrealized Depreciation	(7,436,000)
Net Unrealized Appreciation	$78,801,000

(e)           Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR        American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	60,088,976	—	—	60,088,976
Consumer Staples	8,359,036	—	—	8,359,036
Energy	32,772,805	—	—	32,772,805
Financials	95,134,125	—	—	95,134,125
Health Care	73,054,123	—	—	73,054,123
Industrials	90,695,950	—	—	90,695,950
Information Technology	113,947,147	—	—	113,947,147
Materials	28,161,206	—	—	28,161,206
Telecommunication Services	1,312,874	—	—	1,312,874
Utilities	13,924,743	—	—	13,924,743
Exchange-Traded Funds	1,168,896	—	—	1,168,896
Total Equity Securities	518,619,881	—	—	518,619,881
Other
Money Market Funds	11,779,021	—	—	11,779,021
Total Other	11,779,021	—	—	11,779,021
Total	530,398,902	—	—	530,398,902

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Balanced Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 63.6%

CONSUMER DISCRETIONARY 8.1%
Auto Components 0.4%
Delphi Automotive PLC	116,055	$5,664,645
Automobiles 0.7%
General Motors Co. (a)	331,684	11,240,771
Hotels, Restaurants & Leisure 1.5%
McDonald’s Corp.	116,398	11,240,555
Wynn Resorts Ltd.	76,706	10,423,578
Total		21,664,133
Media 2.8%
Comcast Corp., Class A	80,596	3,235,929
DIRECTV (a)	192,747	11,782,624
Discovery Communications, Inc., Class A (a)	124,795	9,841,334
Viacom, Inc., Class B	252,228	16,619,303
Total		41,479,190
Specialty Retail 2.2%
Dick’s Sporting Goods, Inc.	147,555	7,723,029
Lowe’s Companies, Inc.	252,472	10,631,596
Tiffany & Co.	96,640	7,516,659
Ulta Salon Cosmetics & Fragrance, Inc. (a)	70,995	6,443,506
Total		32,314,790
Textiles, Apparel & Luxury Goods 0.5%
Nike, Inc., Class B	133,370	8,223,594
TOTAL CONSUMER DISCRETIONARY		120,587,123
CONSUMER STAPLES 6.8%
Beverages 1.9%
Diageo PLC, ADR	81,239	9,607,324
PepsiCo, Inc.	225,748	18,233,666
Total		27,840,990
Food & Staples Retailing 1.5%
CVS Caremark Corp.	248,040	14,282,143
Walgreen Co.	173,604	8,291,327
Total		22,573,470
Food Products 0.3%
Mondelez International, Inc., Class A	154,631	4,555,429

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Household Products 1.3%
Procter & Gamble Co. (The)	249,609	$19,159,987
Tobacco 1.8%
Philip Morris International, Inc.	288,284	26,207,899
TOTAL CONSUMER STAPLES		100,337,775
ENERGY 6.2%
Energy Equipment & Services 1.2%
Halliburton Co.	338,430	14,163,296
Tidewater, Inc.	75,190	4,142,217
Total		18,305,513
Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	80,145	7,010,283
Apache Corp.	112,573	9,245,621
Chevron Corp.	179,421	22,023,928
ConocoPhillips	153,554	9,419,002
Exxon Mobil Corp.	204,962	18,542,912
Noble Energy, Inc.	136,508	7,869,686
Total		74,111,432
TOTAL ENERGY		92,416,945
FINANCIALS 12.2%
Capital Markets 3.5%
BlackRock, Inc.	57,986	16,189,691
Goldman Sachs Group, Inc. (The)	31,601	5,121,890
Invesco Ltd.	330,605	11,154,613
Morgan Stanley	325,364	8,426,928
State Street Corp.	169,090	11,190,376
Total		52,083,498
Commercial Banks 1.0%
Wells Fargo & Co.	381,796	15,481,828
Diversified Financial Services 4.9%
Bank of America Corp.	1,418,890	19,382,037
Citigroup, Inc.	498,132	25,897,883
JPMorgan Chase & Co.	498,013	27,186,530
Total		72,466,450
Insurance 2.8%
Aon PLC	260,987	16,617,042

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Insurance (continued)
Berkshire Hathaway, Inc., Class B (a)	213,360	$24,337,975
Total		40,955,017
TOTAL FINANCIALS		180,986,793
HEALTH CARE 8.9%
Biotechnology 0.9%
Ariad Pharmaceuticals, Inc. (a)	226,710	4,157,861
Celgene Corp. (a)	78,531	9,710,358
Total		13,868,219
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	321,165	11,777,120
Baxter International, Inc.	134,158	9,435,332
Covidien PLC	149,378	9,500,441
Total		30,712,893
Health Care Providers & Services 2.7%
Cardinal Health, Inc.	376,016	17,657,711
CIGNA Corp.	167,784	11,392,534
Express Scripts Holding Co. (a)	177,024	10,996,731
Total		40,046,976
Pharmaceuticals 3.2%
Johnson & Johnson	342,040	28,792,927
Pfizer, Inc.	469,510	12,784,758
Salix Pharmaceuticals Ltd. (a)	90,445	5,487,298
Total		47,064,983
TOTAL HEALTH CARE		131,693,071
INDUSTRIALS 6.5%
Aerospace & Defense 1.6%
Honeywell International, Inc.	183,593	14,404,707
United Technologies Corp.	100,174	9,506,512
Total		23,911,219
Air Freight & Logistics 0.4%
FedEx Corp.	59,282	5,711,228
Commercial Services & Supplies 0.6%
Tyco International Ltd.	265,021	8,960,360
Electrical Equipment 0.8%
Eaton Corp. PLC	182,046	12,025,959

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.2%
General Electric Co.	719,520	$16,779,207
Machinery 0.3%
Caterpillar, Inc.	48,115	4,128,267
Professional Services 0.9%
Nielsen Holdings NV	392,057	13,294,653
Road & Rail 0.5%
Union Pacific Corp.	50,950	7,877,889
Trading Companies & Distributors 0.2%
MRC Global, Inc. (a)	115,360	3,275,070
TOTAL INDUSTRIALS		95,963,852
INFORMATION TECHNOLOGY 13.2%
Communications Equipment 0.8%
QUALCOMM, Inc.	193,414	12,277,921
Computers & Peripherals 3.4%
Apple, Inc.	62,750	28,217,420
EMC Corp. (a)	504,165	12,483,125
Hewlett-Packard Co.	421,211	10,285,973
Total		50,986,518
Internet Software & Services 2.9%
eBay, Inc. (a)	233,076	12,609,411
Facebook, Inc., Class A (a)	20,568	500,831
Google, Inc., Class A (a)	34,449	29,984,754
Total		43,094,996
IT Services 2.5%
International Business Machines Corp.	103,245	21,477,025
Mastercard, Inc., Class A	26,187	14,933,137
Total		36,410,162
Semiconductors & Semiconductor Equipment 0.4%
Skyworks Solutions, Inc. (a)	257,613	6,146,646
Software 3.2%
Activision Blizzard, Inc.	781,030	11,270,263
Citrix Systems, Inc. (a)	122,263	7,867,624
Electronic Arts, Inc. (a)	458,882	10,549,697

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	507,359	$17,696,682
Total		47,384,266
TOTAL INFORMATION TECHNOLOGY		196,300,509
MATERIALS 0.8%
Chemicals 0.8%
Celanese Corp., Class A	122,165	6,028,843
Dow Chemical Co. (The)	185,592	6,395,500
Total		12,424,343
TOTAL MATERIALS		12,424,343
TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Sprint Nextel Corp. (a)	649,133	4,738,671
Vodafone Group PLC, ADR	282,926	8,190,707
Total		12,929,378
TOTAL TELECOMMUNICATION SERVICES		12,929,378
Total Common Stocks (Cost: $679,586,974)		$943,639,789

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 11.0%

Aerospace & Defense 0.1%
ADS Tactical, Inc. Senior Secured (b)
04/01/18	11.000%	$102,000	$100,215
B/E Aerospace, Inc. Senior Unsecured
04/01/22	5.250%	89,000	93,450
Bombardier, Inc. Senior Notes (b)
01/15/23	6.125%	49,000	51,572
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	104,000	113,360
03/15/21	7.125%	27,000	29,633
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	187,000	203,830
L-3 Communications Corp.
02/15/21	4.950%	1,050,000	1,143,003
TransDigm, Inc. (b)
10/15/20	5.500%	30,000	31,050
Total			1,766,113

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive 0.1%
Allison Transmission, Inc. (b)
05/15/19	7.125%	$76,000	$81,510
American Axle & Manufacturing, Inc.
03/15/21	6.250%	43,000	44,774
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	80,000	88,600
Dana Holding Corp. Senior Unsecured
02/15/19	6.500%	25,000	26,625
Delphi Corp.
05/15/19	5.875%	35,000	37,363
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	1,475,000	1,468,522
General Motors Financial Co., Inc. (b)
Senior Unsecured
05/15/18	3.250%	13,000	12,886
05/15/23	4.250%	19,000	18,525
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	59,000	60,327
LKQ Corp. (b)
05/15/23	4.750%	27,000	26,933
Lear Corp.
03/15/18	7.875%	67,000	71,857
Lear Corp. (b)
01/15/23	4.750%	19,000	18,715
Schaeffler Finance BV (b)
Senior Secured
02/15/19	8.500%	45,000	51,075
05/15/21	4.750%	40,000	39,300
Visteon Corp.
04/15/19	6.750%	108,000	115,290
Total			2,162,302
Banking 1.8%
Ally Financial, Inc.
02/15/17	5.500%	54,000	57,780
03/15/20	8.000%	338,000	402,220
BB&T Corp. Senior Unsecured (c)
04/28/14	0.976%	1,500,000	1,507,381
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	840,000	981,587
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	2,300,000	2,810,524
Capital One Financial Corp. Senior Unsecured
06/01/15	5.500%	1,011,000	1,092,023

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	$1,660,000	$1,957,168
Goldman Sachs Group, Inc. (The) Senior Unsecured
01/18/18	5.950%	2,075,000	2,392,662
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	1,500,000	1,709,400
ING Bank NV Senior Unsecured (b)(c)
09/25/15	1.924%	1,575,000	1,603,723
KeyCorp Senior Unsecured
03/24/21	5.100%	1,200,000	1,377,698
Lloyds TSB Bank PLC Bank Guaranteed
01/21/21	6.375%	1,125,000	1,371,825
Merrill Lynch & Co., Inc. Senior Unsecured
04/25/18	6.875%	1,405,000	1,673,621
Morgan Stanley
04/01/18	6.625%	1,425,000	1,677,224
PNC Financial Services Group, Inc. (The) Senior Unsecured
11/09/22	2.854%	1,420,000	1,359,902
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	113,000	131,645
U.S. Bank Subordinated Notes
04/29/20	3.778%	1,800,000	1,887,349
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	2,715,000	2,657,884
Total			26,651,616
Brokerage —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	64,000	67,200
Nuveen Investments, Inc. (b)
Senior Unsecured
10/15/17	9.125%	16,000	16,800
10/15/20	9.500%	91,000	97,597
Total			181,597
Building Materials —%
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	46,000	46,460

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Building Materials (continued)
Gibraltar Industries, Inc. (b)
02/01/21	6.250%	$19,000	$20,045
HD Supply, Inc.
01/15/21	10.500%	53,000	54,988
Secured
04/15/20	11.000%	33,000	39,641
HD Supply, Inc. (b)
Senior Unsecured
07/15/20	7.500%	77,000	81,620
Nortek, Inc.
12/01/18	10.000%	10,000	11,100
04/15/21	8.500%	69,000	75,555
Total			329,409
Chemicals 0.3%
Ashland, Inc. (b)
08/15/22	4.750%	31,000	31,659
Senior Unsecured
04/15/18	3.875%	64,000	65,760
Celanese U.S. Holdings LLC
06/15/21	5.875%	79,000	87,097
11/15/22	4.625%	20,000	20,550
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	778,000	1,014,741
Dupont Performance Coatings, Inc. (b)
05/01/21	7.375%	77,000	81,235
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	1,650,000	1,692,689
Huntsman International LLC
11/15/20	4.875%	29,000	29,290
03/15/21	8.625%	8,000	8,940
JM Huber Corp. Senior Notes (b)
11/01/19	9.875%	90,000	103,725
Koppers, Inc.
12/01/19	7.875%	14,000	15,365
MacDermid, Inc. (b)
04/15/17	9.500%	114,000	117,990
Momentive Performance Materials, Inc.
Senior Secured
10/15/20	8.875%	80,000	86,000
10/15/20	10.000%	13,000	14,008
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	57,000	63,697
PQ Corp. Secured (b)
05/01/18	8.750%	239,000	255,132
Total			3,687,878

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Construction Machinery 0.1%
CNH Capital LLC
11/01/16	6.250%	$102,000	$112,200
Case New Holland, Inc.
12/01/17	7.875%	115,000	135,125
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	1,205,000	1,202,153
Columbus McKinnon Corp.
02/01/19	7.875%	87,000	93,525
H&E Equipment Services, Inc.
09/01/22	7.000%	9,000	9,720
Neff Rental LLC/Finance Corp. Secured (b)
05/15/16	9.625%	102,000	107,865
United Rentals North America, Inc.
12/15/19	9.250%	33,000	37,208
05/15/20	7.375%	45,000	49,387
04/15/22	7.625%	114,000	126,255
Secured
07/15/18	5.750%	55,000	58,712
Total			1,932,150
Consumer Cyclical Services —%
Corrections Corp. of America (b)
05/01/23	4.625%	39,000	39,585
GNET Escrow Corp. Senior Secured (b)(d)
07/01/18	12.125%	37,000	39,868
Goodman Networks, Inc. Senior Secured (b)
07/01/18	13.125%	75,000	83,250
Monitronics International, Inc.
04/01/20	9.125%	37,000	40,145
Vivint, Inc. (b)
Senior Secured
12/01/19	6.375%	185,000	184,537
Senior Unsecured
12/01/20	8.750%	118,000	119,770
Total			507,155
Consumer Products 0.1%
Clorox Co. (The) Senior Unsecured
09/15/22	3.050%	775,000	760,208
First Quality Finance Co., Inc. Senior Unsecured (b)
05/15/21	4.625%	56,000	54,600
Libbey Glass, Inc. Senior Secured
05/15/20	6.875%	27,000	29,227

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Products (continued)
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	$106,000	$112,360
Spectrum Brands Escrow Corp. (b)
11/15/20	6.375%	56,000	60,130
11/15/22	6.625%	29,000	31,320
Spectrum Brands, Inc.
03/15/20	6.750%	114,000	122,550
Tempur-Pedic International, Inc. (b)
12/15/20	6.875%	10,000	10,788
Total			1,181,183
Diversified Manufacturing 0.1%
Amsted Industries, Inc. Senior Notes (b)
03/15/18	8.125%	109,000	116,494
Apex Tool Group LLC (b)
02/01/21	7.000%	19,000	20,140
Silver II Borrower/US Holdings LLC (b)
12/15/20	7.750%	66,000	68,475
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	950,000	970,988
Total			1,176,097
Electric 0.8%
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	925,000	945,469
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	1,200,000	1,440,000
Calpine Corp. Senior Secured (b)
02/15/21	7.500%	87,000	94,395
Commonwealth Edison Co. 1st Mortgage
09/15/17	6.150%	775,000	920,709
DTE Energy Co. Senior Unsecured
04/15/33	6.375%	340,000	415,786
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	825,000	965,691
FirstEnergy Corp. Senior Unsecured
03/15/23	4.250%	1,350,000	1,330,788
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	119,000	138,933

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	$700,000	$829,444
Nevada Power Co.
08/01/18	6.500%	900,000	1,107,476
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	900,000	1,074,841
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	955,000	1,293,807
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	900,000	945,377
Total			11,502,716
Entertainment —%
AMC Entertainment, Inc.
06/01/19	8.750%	87,000	95,482
12/01/20	9.750%	6,000	6,930
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (b)
03/15/21	5.250%	48,000	48,000
Cinemark USA, Inc.
12/15/22	5.125%	28,000	28,420
Total			178,832
Environmental —%
Clean Harbors, Inc.
08/01/20	5.250%	85,000	88,613
06/01/21	5.125%	49,000	50,470
Total			139,083
Food and Beverage 0.5%
ARAMARK Corp. (b)
03/15/20	5.750%	50,000	51,750
Anheuser-Busch InBev Worldwide, Inc. (c)
07/14/14	0.637%	1,450,000	1,454,772
B&G Foods, Inc. (d)
06/01/21	4.625%	94,000	93,765
Bacardi Ltd. (b)
04/01/14	7.450%	95,000	100,091
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,200,000	1,187,624
Constellation Brands Inc.
Senior Unsecured
05/01/21	3.750%	27,000	26,325
05/01/23	4.250%	44,000	43,230
Cott Beverages, Inc.
09/01/18	8.125%	9,000	9,754

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
Diageo Capital PLC
04/29/23	2.625%	$1,345,000	$1,289,759
HJ Heinz Co. Secured (b)
10/15/20	4.250%	66,000	65,505
Kraft Foods Group, Inc. Senior Unsecured
06/06/22	3.500%	1,400,000	1,439,257
Mondelez International, Inc. Senior Unsecured
02/10/20	5.375%	1,000,000	1,159,823
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	1,065,000	1,119,409
Shearer’s Foods, Inc. LLC Senior Secured (b)
11/01/19	9.000%	46,000	51,750
Total			8,092,814
Gaming —%
Caesars Entertainment Operating Co., Inc. Senior Secured
02/15/20	8.500%	40,000	38,100
MGM Resorts International
03/01/18	11.375%	71,000	91,945
12/15/21	6.625%	37,000	40,099
MGM Resorts International (b)
10/01/20	6.750%	8,000	8,720
ROC Finance LLC/Corp. Secured (b)
09/01/18	12.125%	132,000	153,120
Seminole Indian Tribe of Florida (b)
Secured
10/01/17	7.750%	65,000	69,387
Senior Secured
10/01/20	6.535%	51,000	55,845
Seneca Gaming Corp. (b)
12/01/18	8.250%	90,000	96,975
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (b)
06/01/21	6.375%	36,000	36,180
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	25,000	22,625
Total			612,996
Gas Distributors 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	785,000	765,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Gas Pipelines 0.5%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	$106,000	$104,675
El Paso LLC
Senior Secured
09/15/20	6.500%	194,000	219,462
01/15/32	7.750%	66,000	74,104
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	760,000	985,196
Enterprise Products Operating LLC
02/01/41	5.950%	1,025,000	1,172,670
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	211,000	229,990
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	74,000	79,550
02/15/23	5.500%	99,000	103,455
NiSource Finance Corp.
02/15/44	4.800%	1,225,000	1,193,516
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	105,000	113,663
04/15/23	5.500%	115,000	120,750
Regency Energy Partners LP/Finance Corp. (b)
11/01/23	4.500%	40,000	39,600
Sabine Pass Liquefaction LLC (b)
Senior Secured
02/01/21	5.625%	69,000	69,259
04/15/23	5.625%	89,000	89,000
Southern Natural Gas Co. LLC Senior Unsecured (b)
04/01/17	5.900%	916,000	1,060,122
TransCanada PipeLines Ltd.
05/15/67	6.350%	245,000	262,213
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	1,090,000	1,295,981
Total			7,213,206
Health Care 0.4%
Amsurg Corp. (b)
11/30/20	5.625%	29,000	30,160
Biomet, Inc. (b)
08/01/20	6.500%	123,000	129,457
CHS/Community Health Systems, Inc.
11/15/19	8.000%	105,000	115,500
Senior Secured
08/15/18	5.125%	112,000	116,760
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	1,075,000	1,183,548
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	123,000	140,835

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	$84,000	$89,460
Emdeon, Inc.
12/31/19	11.000%	84,000	96,600
Express Scripts Holding Co.
11/15/21	4.750%	1,000,000	1,117,808
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	27,000	29,633
01/31/22	5.875%	60,000	67,200
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	55,000	62,700
02/15/21	5.750%	62,000	68,975
HCA Holdings, Inc.
Senior Unsecured
02/15/21	6.250%	114,000	121,980
05/15/21	7.750%	53,000	58,565
HCA, Inc.
02/15/22	7.500%	104,000	121,160
05/01/23	5.875%	21,000	22,208
Senior Secured
02/15/20	6.500%	110,000	124,025
Hologic, Inc.
08/01/20	6.250%	16,000	17,100
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	99,000	103,455
IMS Health, Inc. Senior Unsecured (b)
11/01/20	6.000%	47,000	49,702
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	40,000	43,800
McKesson Corp. Senior Unsecured
03/01/21	4.750%	965,000	1,090,774
Multiplan, Inc. (b)
09/01/18	9.875%	150,000	168,000
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	70,000	79,100
Radnet Management, Inc.
04/01/18	10.375%	32,000	34,360
STHI Holding Corp. Secured (b)
03/15/18	8.000%	54,000	58,860
Tenet Healthcare Corp. (b)
Senior Secured
06/01/20	4.750%	84,000	84,630
04/01/21	4.500%	48,000	47,160
Truven Health Analytics, Inc. Senior Unsecured (b)
06/01/20	10.625%	40,000	45,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Health Care (continued)
United Surgical Partners International, Inc.
04/01/20	9.000%	$54,000	$60,345
Universal Hospital Services, Inc. Secured
08/15/20	7.625%	30,000	32,325
Vanguard Health Holding Co. II LLC/Inc.
02/01/18	8.000%	123,000	130,534
02/01/19	7.750%	68,000	72,760
Total			5,814,879
Healthcare Insurance 0.1%
Cigna Corp. Senior Unsecured
06/15/20	5.125%	1,025,000	1,166,955
Home Construction —%
Ashton Woods U.S.A. LLC/Finance Co. (b)
02/15/21	6.875%	31,000	32,085
Beazer Homes USA, Inc.
05/15/19	9.125%	29,000	31,719
Beazer Homes USA, Inc. (b)
02/01/23	7.250%	25,000	26,469
KB Home
03/15/20	8.000%	35,000	41,125
09/15/22	7.500%	26,000	29,445
Meritage Homes Corp.
03/01/18	4.500%	49,000	49,490
04/01/22	7.000%	30,000	33,675
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	83,000	94,205
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	47,000	52,405
04/15/20	7.750%	15,000	16,725
04/15/21	5.250%	37,000	37,462
Total			444,805
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,000,000	1,139,822
Antero Resources Finance Corp.
12/01/17	9.375%	5,000	5,363
08/01/19	7.250%	17,000	18,360
Aurora USA Oil & Gas, Inc. Senior Unsecured (b)
04/01/20	7.500%	98,000	99,960
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	850,000	979,314
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	116,000	126,440

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Chesapeake Energy Corp.
08/15/20	6.625%	$195,000	$216,450
02/15/21	6.125%	141,000	153,690
03/15/23	5.750%	56,000	58,240
Comstock Resources, Inc.
06/15/20	9.500%	92,000	102,120
Concho Resources, Inc.
01/15/21	7.000%	193,000	209,887
01/15/22	6.500%	19,000	20,520
Concho Resources, Inc. (d)
04/01/23	5.500%	52,000	53,170
Continental Resources, Inc.
10/01/19	8.250%	1,000	1,110
04/01/21	7.125%	119,000	133,577
09/15/22	5.000%	296,000	306,360
Continental Resources, Inc. (b)
04/15/23	4.500%	115,000	116,150
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	1,200,000	1,203,077
EP Energy Holdings LLC/Bond Co., Inc. Senior Unsecured PIK (b)
12/15/17	8.125%	39,000	41,633
EP Energy LLC/Everest Acquisition Finance, Inc.
09/01/22	7.750%	13,000	14,495
EP Energy LLC/Finance, Inc. Senior Unsecured
05/01/20	9.375%	136,000	154,360
EnCana Corp. Senior Unsecured
11/15/21	3.900%	975,000	1,022,929
Halcon Resources Corp. (b)
05/15/21	8.875%	86,000	87,505
Kodiak Oil & Gas Corp.
12/01/19	8.125%	222,000	249,750
Kodiak Oil & Gas Corp. (b)
01/15/21	5.500%	73,000	75,737
LBC Tank Terminals Holding Netherlands BV (b)
05/15/23	6.875%	37,000	38,434
Laredo Petroleum, Inc.
02/15/19	9.500%	110,000	124,575
05/01/22	7.375%	23,000	25,300
Nexen, Inc. Senior Unsecured
03/10/35	5.875%	865,000	992,968
Oasis Petroleum, Inc.
02/01/19	7.250%	141,000	151,927
11/01/21	6.500%	106,000	114,480
01/15/23	6.875%	61,000	66,490
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	1,000,000	1,031,722
QEP Resources, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Senior Unsecured
10/01/22	5.375%	$58,000	$59,450
05/01/23	5.250%	115,000	116,150
Range Resources Corp.
08/01/20	6.750%	20,000	21,700
06/01/21	5.750%	53,000	56,047
08/15/22	5.000%	14,000	14,210
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	43,000	46,978
01/01/23	6.500%	31,000	34,100
SM Energy Co. (b)
Senior Unsecured
01/15/24	5.000%	55,000	55,550
Southwestern Energy Co.
02/01/18	7.500%	770,000	933,794
Whiting Petroleum Corp.
10/01/18	6.500%	5,000	5,350
Woodside Finance Ltd. (b)
05/10/21	4.600%	1,200,000	1,311,551
Total			11,790,795
Integrated Energy 0.1%
Petro-Canada Senior Unsecured
05/15/18	6.050%	825,000	978,297
Life Insurance 0.4%
Hartford Financial Services Group, Inc. Senior Unsecured
03/30/20	5.500%	1,325,000	1,540,273
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	750,000	998,762
Metropolitan Life Global Funding I Senior Secured (b)
04/11/22	3.875%	1,250,000	1,321,462
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	1,250,000	1,457,604
Total			5,318,101
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	32,000	35,520
Media Cable 0.2%
CCO Holdings LLC/Capital Corp.
01/31/22	6.625%	50,000	53,750
09/30/22	5.250%	101,000	101,000
CCO Holdings LLC/Capital Corp. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
03/15/21	5.250%	$55,000	$55,688
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	22,000	25,850
02/15/19	8.625%	32,000	38,160
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	40,000	44,700
Cablevision Systems Corp.
Senior Unsecured
04/15/20	8.000%	66,000	74,745
09/15/22	5.875%	20,000	19,800
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (b)
09/15/20	6.375%	62,000	64,790
Cogeco Cable, Inc. (b)
05/01/20	4.875%	18,000	17,955
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	1,740,000	1,924,210
DISH DBS Corp.
09/01/19	7.875%	152,000	170,430
06/01/21	6.750%	18,000	19,035
07/15/22	5.875%	109,000	109,272
03/15/23	5.000%	36,000	34,020
DISH DBS Corp. (b)
Senior Unsecured
05/15/17	5.000%	62,000	62,000
05/15/23	6.250%	54,000	54,000
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	58,000	59,450
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (b)
01/15/23	5.500%	38,000	39,140
Videotron Ltd.
07/15/22	5.000%	38,000	38,950
WaveDivision Escrow LLC/Corp. Senior Unsecured (b)
09/01/20	8.125%	2,000	2,120
WideOpenWest Finance LLC/Capital Corp.
07/15/19	10.250%	46,000	51,865
Total			3,060,930
Media Non-Cable 0.6%
AMC Networks, Inc.
07/15/21	7.750%	102,000	114,750
12/15/22	4.750%	65,000	64,838
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	99,000	105,187
Clear Channel Worldwide Holdings, Inc. (b)
11/15/22	6.500%	50,000	52,500
11/15/22	6.500%	152,000	160,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable (continued)
DigitalGlobe, Inc. (b)
02/01/21	5.250%	$30,000	$30,225
Hughes Satellite Systems Corp.
06/15/21	7.625%	122,000	136,335
Intelsat Jackson Holdings SA
10/15/20	7.250%	221,000	239,785
Intelsat Luxembourg SA (b)
06/01/21	7.750%	31,000	32,628
06/01/23	8.125%	88,000	94,160
MDC Partners, Inc. (b)
04/01/20	6.750%	78,000	79,755
NBCUniversal Media LLC
04/01/41	5.950%	1,100,000	1,324,973
National CineMedia LLC
Senior Secured
04/15/22	6.000%	69,000	74,002
Senior Unsecured
07/15/21	7.875%	34,000	38,080
News America, Inc.
03/15/33	6.550%	1,000,000	1,166,273
Nielsen Finance LLC/Co. (b)
10/01/20	4.500%	184,000	184,920
Reed Elsevier Capital, Inc. (b)
10/15/22	3.125%	1,127,000	1,088,043
Sirius XM Radio, Inc. (b)
Senior Unsecured
05/15/20	4.250%	67,000	65,660
05/15/23	4.625%	98,000	94,080
TCM Sub LLC (b)
01/15/15	3.550%	955,000	993,541
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	2,680,000	2,514,861
Univision Communications, Inc. (b)
05/15/21	8.500%	45,000	48,713
Senior Secured
11/01/20	7.875%	34,000	37,230
09/15/22	6.750%	94,000	101,050
05/15/23	5.125%	26,000	25,480
Total			8,867,429
Metals 0.3%
Alpha Natural Resources, Inc.
04/15/18	9.750%	109,000	116,630
ArcelorMittal Senior Unsecured
03/01/21	6.000%	1,104,000	1,148,160
Arch Coal, Inc. (b)
06/15/19	9.875%	77,000	79,310

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
Calcipar SA Senior Secured (b)
05/01/18	6.875%	$85,000	$90,100
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	136,000	143,140
Freeport-McMoRan Copper & Gold, Inc. Senior Unsecured (b)
03/15/20	3.100%	1,340,000	1,311,024
Inmet Mining Corp. (b)
06/01/20	8.750%	128,000	137,920
06/01/21	7.500%	39,000	39,683
JMC Steel Group, Inc. Senior Notes (b)
03/15/18	8.250%	75,000	75,937
Peabody Energy Corp.
11/15/18	6.000%	67,000	71,690
11/15/21	6.250%	29,000	30,305
Vale Overseas Ltd.
01/23/17	6.250%	1,115,000	1,266,136
Total			4,510,035
Non-Captive Consumer —%
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	62,000	64,015
Non-Captive Diversified 0.3%
Air Lease Corp.
03/01/20	4.750%	129,000	130,935
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	48,000	49,440
03/15/18	5.250%	96,000	103,200
CIT Group, Inc. (b)
Senior Secured
04/01/18	6.625%	69,000	77,625
Senior Unsecured
02/15/19	5.500%	156,000	168,870
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	3,675,000	4,060,467
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	80,000	96,000
04/15/18	3.875%	3,000	3,004
05/15/19	6.250%	121,000	132,192
12/15/20	8.250%	198,000	240,075
04/15/21	4.625%	5,000	4,963
Total			5,066,771

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services 0.1%
Athlon Holdings LP/Finance Corp. (b)
04/15/21	7.375%	$41,000	$42,640
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	201,000	215,321
Green Field Energy Services, Inc. (b)
Senior Secured
11/15/16	13.250%	4,000	4,140
11/15/16	13.250%	127,000	131,445
Offshore Group Investments Ltd. Senior Secured (b)
04/01/23	7.125%	66,000	68,145
Oil States International, Inc. (b)
01/15/23	5.125%	37,000	39,868
Pacific Drilling SA Senior Secured (b)(d)
06/01/20	5.375%	93,000	92,070
Weatherford International, Inc.
06/15/37	6.800%	1,235,000	1,374,381
Total			1,968,010
Other Industry —%
Interline Brands, Inc.
11/15/18	7.500%	122,000	130,540
Unifrax I LLC/Holding Co. (b)
02/15/19	7.500%	39,000	40,560
Total			171,100
Packaging —%
Ardagh Packaging Finance PLC/MP Holdings U.S.A., Inc. Senior Unsecured (b)
11/15/20	7.000%	78,000	81,120
BOE Intermediate Holding Corp. Senior Unsecured (b)
11/01/17	9.000%	18,000	18,045
Reynolds Group Issuer, Inc. LLC Senior Secured
10/15/20	5.750%	82,000	83,230
Reynolds Group Issuer, Inc./LLC
08/15/19	9.875%	92,000	100,280
02/15/21	8.250%	23,000	23,460
Senior Secured
04/15/19	7.125%	19,000	20,187
08/15/19	7.875%	74,000	81,030
02/15/21	6.875%	94,000	100,345
Sealed Air Corp. (b)
12/01/20	6.500%	20,000	22,250
Total			529,947

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	$66,000	$66,990
Pharmaceuticals 0.2%
GlaxoSmithKline Capital, Inc.
03/18/23	2.800%	1,115,000	1,093,394
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	38,000	43,367
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	1,625,000	1,591,712
Valeant Pharmaceuticals International (b)
10/15/20	6.375%	145,000	152,975
Total			2,881,448
Property & Casualty 0.4%
ACE INA Holdings, Inc.
03/15/18	5.800%	1,000,000	1,189,578
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	50,000	52,500
Berkshire Hathaway, Inc. Senior Unsecured (c)
08/15/14	0.975%	1,475,000	1,486,824
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	808,000	1,010,077
HUB International Ltd. (b)
10/15/18	8.125%	111,000	119,325
Liberty Mutual Group, Inc. (b)
06/01/21	5.000%	1,200,000	1,306,176
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	625,000	861,021
Total			6,025,501
Railroads 0.2%
CSX Corp. Senior Unsecured
10/30/20	3.700%	1,050,000	1,116,380
Canadian Pacific Railway Co. Senior Unsecured
03/15/23	4.450%	1,325,000	1,427,269
Total			2,543,649

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	$800,000	$961,942
REITs 0.3%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	1,000,000	1,070,219
CBRE Services, Inc.
03/15/23	5.000%	29,000	28,927
Duke Realty LP
08/15/19	8.250%	1,040,000	1,338,599
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	1,035,000	1,140,976
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	880,000	1,169,853
Total			4,748,574
Restaurants 0.1%
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	1,070,000	1,120,024
Retailers 0.2%
99 Cent Only Stores
12/15/19	11.000%	52,000	59,800
AutoNation, Inc.
02/01/20	5.500%	35,000	37,975
Burlington Coat Factory Warehouse Corp.
02/15/19	10.000%	84,000	93,765
Burlington Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
02/15/18	9.000%	71,000	72,154
CVS Pass-Through Trust Pass-Through Certificates (b)
01/10/32	7.507%	326,358	419,914
Claire’s Stores, Inc. Senior Secured (b)
03/15/20	6.125%	19,000	19,808
Home Depot, Inc. (The) Senior Unsecured
04/01/23	2.700%	1,355,000	1,319,483
Jo-Ann Stores, Inc. Senior Unsecured (b)
03/15/19	8.125%	62,000	65,255

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	$750,000	$888,364
Rite Aid Corp.
03/15/20	9.250%	58,000	65,467
Senior Secured
08/15/20	8.000%	33,000	37,125
Senior Unsecured
02/15/27	7.700%	25,000	26,313
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	31,000	34,371
06/01/22	5.750%	50,000	52,625
Total			3,192,419
Supermarkets 0.1%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	1,080,000	1,239,249
Technology 0.4%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	59,000	61,802
04/01/20	6.375%	45,000	48,488
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	5,000	5,125
10/01/22	6.375%	43,000	43,538
Apple, Inc. Senior Unsecured
05/03/23	2.400%	1,570,000	1,497,546
CDW LLC/Finance Corp.
04/01/19	8.500%	35,000	38,763
Senior Secured
12/15/18	8.000%	57,000	62,771
Cardtronics, Inc.
09/01/18	8.250%	56,000	60,620
CommScope Holdings Co., Inc. Senior Unsecured (b)
06/01/20	6.625%	42,000	41,475
CyrusOne LP/Finance Corp. (b)
11/15/22	6.375%	66,000	70,455
Equinix, Inc. Senior Unsecured
04/01/20	4.875%	28,000	28,490
First Data Corp.
01/15/21	12.625%	109,000	119,082
First Data Corp. (b)
01/15/21	11.250%	26,000	26,585
08/15/21	11.750%	27,000	26,123
Secured
01/15/21	8.250%	107,000	113,420
Senior Secured
08/15/20	8.875%	100,000	110,500
11/01/20	6.750%	76,000	79,515

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	$1,650,000	$1,659,979
Interactive Data Corp.
08/01/18	10.250%	129,000	144,802
NXP BV/Funding LLC (b)
02/15/21	5.750%	66,000	69,300
Nuance Communications, Inc. (b)
08/15/20	5.375%	123,000	124,845
Oracle Corp. Senior Unsecured
04/15/38	6.500%	920,000	1,207,866
VeriSign, Inc. (b)
05/01/23	4.625%	48,000	48,240
Total			5,689,330
Textile —%
Springs Window Fashions LLC Senior Secured (b)(d)
06/01/21	6.250%	44,000	43,780
TOTAL TEXTILE			43,780
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	94,000	109,745
ERAC U.S.A. Finance LLC (b)
10/15/37	7.000%	1,095,000	1,380,714
Hertz Corp. (The)
10/15/18	7.500%	78,000	84,825
01/15/21	7.375%	36,000	39,780
Total			1,615,064
Wireless 0.3%
America Movil SAB de CV
11/15/17	5.625%	570,000	655,715
Cricket Communications, Inc.
10/15/20	7.750%	41,000	40,898
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	125,000	126,563
MetroPCS Wireless, Inc. (b)
04/01/23	6.625%	49,000	51,695
NII International Telecom SCA (b)
08/15/19	7.875%	56,000	54,460
08/15/19	11.375%	254,000	281,305
Rogers Communications, Inc.
08/15/18	6.800%	860,000	1,059,445
SBA Telecommunications, Inc.
08/15/19	8.250%	55,000	60,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
SBA Telecommunications, Inc. (b)
07/15/20	5.750%	$72,000	$74,880
Sprint Capital Corp.
11/15/28	6.875%	25,000	25,000
Sprint Nextel Corp.
Senior Unsecured
08/15/17	8.375%	6,000	6,915
11/15/21	11.500%	83,000	114,540
11/15/22	6.000%	150,000	154,500
Sprint Nextel Corp. (b)
11/15/18	9.000%	304,000	369,360
03/01/20	7.000%	42,000	47,250
United States Cellular Corp. Senior Unsecured
12/15/33	6.700%	915,000	946,734
Wind Acquisition Finance SA Senior Secured (b)
04/30/20	6.500%	124,000	127,410
Total			4,196,895
Wirelines 0.8%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,680,000	2,067,151
CenturyLink, Inc. Senior Unsecured
04/01/20	5.625%	140,000	144,725
Deutsche Telekom International Finance BV
03/23/16	5.750%	985,000	1,107,818
EarthLink, Inc. Senior Secured (b)
06/01/20	7.375%	18,000	17,730
Embarq Corp. Senior Unsecured
06/01/36	7.995%	965,000	1,045,542
France Telecom SA Senior Unsecured
09/14/16	2.750%	1,260,000	1,309,848
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	48,000	52,320
07/01/21	9.250%	28,000	32,620
04/15/22	8.750%	20,000	22,550
01/15/23	7.125%	59,000	61,655
04/15/24	7.625%	80,000	83,800
Level 3 Communications, Inc.
Senior Unsecured
02/01/19	11.875%	65,000	74,587
06/01/19	8.875%	22,000	23,870
Level 3 Financing, Inc.
02/01/18	10.000%	25,000	27,187
04/01/19	9.375%	117,000	128,992
07/01/19	8.125%	25,000	27,063

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
PAETEC Holding Corp.
12/01/18	9.875%	$78,000	$88,725
Softbank Corp. Senior Unsecured (b)
04/15/20	4.500%	95,000	96,398
Telecom Italia Capital SA
07/18/36	7.200%	1,300,000	1,345,517
Telefonica Emisiones SAU
06/20/36	7.045%	1,320,000	1,510,121
Verizon New York, Inc.
04/01/32	7.375%	1,520,000	1,914,964
Windstream Corp.
08/01/23	6.375%	128,000	126,400
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	19,000	22,088
Senior Secured
01/01/20	8.125%	97,000	107,670
tw telecom holdings, inc.
03/01/18	8.000%	102,000	109,650
Total			11,548,991
Total Corporate Bonds & Notes (Cost: $156,642,168)			$163,742,387

Residential Mortgage-Backed Securities - Agency 11.3%
Federal Home Loan Mortgage Corp. (c)(e)
08/01/36	2.767%	57,145	61,240
12/01/36	6.104%	33,443	36,371
Federal Home Loan Mortgage Corp. (d)(e)
06/01/43	3.000%	25,370,000	25,401,712
06/01/28-06/01/43	3.500%	32,035,000	33,145,561
06/01/43	4.000%	14,800,000	15,558,500
Federal Home Loan Mortgage Corp. (e)
12/01/17-05/01/40	5.500%	4,399,179	4,731,640
08/01/18-05/01/41	5.000%	10,086,961	10,811,864
03/01/17-10/01/39	6.000%	4,122,306	4,489,102
06/01/32-07/01/32	7.000%	721,326	847,262
05/01/39-06/01/41	4.500%	15,710,979	16,676,689
08/01/32-03/01/38	6.500%	103,529	117,705
CMO Series 1614 Class MZ
11/15/23	6.500%	33,624	37,612
CMO Series 2735 Class OG
08/15/32	5.000%	78,478	79,573
Federal National Mortgage Association (c)(e)
08/01/34	5.545%	116,817	126,601
08/01/36	2.996%	47,268	50,465

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/36	2.050%	$51,893	$54,812
Federal National Mortgage Association (d)(e)
06/01/43	4.000%	13,950,000	14,703,082
06/01/43	3.500%	10,420,000	10,789,991
06/01/28-06/01/43	3.000%	12,775,000	13,276,108
Federal National Mortgage Association (e)
09/01/40	4.000%	5,324,514	5,615,389
03/01/17-08/01/37	6.500%	1,457,337	1,654,264
08/01/18-02/01/38	5.500%	3,299,012	3,596,811
06/01/31-08/01/32	7.000%	474,522	538,124
12/01/20-07/01/23	5.000%	473,018	515,303
09/01/17-11/01/32	6.000%	912,082	1,000,598
05/01/40	4.500%	574,771	615,017
Federal National Mortgage Association (e)(f)
10/01/40	4.500%	1,107,732	1,185,296
Federal National Mortgage Association (e)(g)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	102,570	4,597
Government National Mortgage Association (e)
10/15/31-05/15/32	7.000%	118,846	139,910
02/15/34	5.000%	441,286	480,216
12/15/37	6.000%	135,513	151,512
02/15/39	4.500%	28,984	31,183
10/15/33	5.500%	446,242	516,462
Government National Mortgage Association (e)(g)
CMO IO Series 2002-70 Class IC
08/20/32	6.000%	146,589	12,669

Total Residential Mortgage-Backed Securities - Agency (Cost: $167,735,294)			$167,053,241

Residential Mortgage-Backed Securities - Non-Agency 0.4%
SACO I, Inc. CMO Series 1995-1 Class A (b)(e)(h)(i)
09/25/24	0.000%	4,981	1,644
Springleaf Mortgage Loan Trust (b)(e)
CMO Series 2012-1A Class A
09/25/57	2.667%	820,596	837,000
CMO Series 2012-2A Class A
10/25/57	2.220%	510,898	517,765
CMO Series 2012-3A Class A
12/25/59	1.570%	2,109,173	2,111,036
CMO Series 2013-1A Class A
06/25/58	1.270%	1,723,607	1,712,487

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Structured Asset Securities Corp. CMO Series 2003-14 Class 1A3 (e)
05/25/33	5.500%	$92,252	$94,758

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $5,261,640)			$5,274,690

Commercial Mortgage-Backed Securities - Agency 3.7%
Federal National Mortgage Association Series 2006-M2 Class A2A (e)
10/25/32	5.271%	2,601,531	2,928,520
Government National Mortgage Association (e)
CMO Series 2009-100 Class AP
05/16/39	4.000%	4,446	4,677
Series 2009-71 Class A
04/16/38	3.304%	375,805	384,480
Series 2010-159 Class A
01/16/33	2.159%	410,279	414,588
Series 2010-52 Class AE
06/16/36	4.115%	628,873	657,881
Series 2011-149 Class A
10/16/46	3.000%	1,717,510	1,808,702
Series 2011-16 Class A
11/16/34	2.210%	743,500	753,303
Series 2011-161 Class A
01/16/34	1.738%	2,879,758	2,928,190
Series 2011-31 Class A
12/16/35	2.210%	612,445	624,925
Series 2011-64 Class A
08/16/34	2.380%	1,430,162	1,447,633
Series 2011-64 Class AD
11/16/38	2.700%	436,768	448,695
Series 2011-78 Class A
08/16/34	2.250%	2,481,951	2,519,608
Series 2012-111 Class AC
04/16/47	2.211%	1,338,394	1,365,461
Series 2012-25 Class A
11/16/42	2.575%	3,431,686	3,533,305
Series 2012-45 Class A
03/16/40	2.830%	975,724	1,007,139
Series 2012-55 Class A
08/16/33	1.704%	1,416,932	1,434,615
Series 2012-58 Class A
01/16/40	2.500%	1,059,804	1,086,530
Series 2012-79 Class A
04/16/39	1.800%	1,099,642	1,103,665
Series 2012-9 Class A
05/16/39	3.220%	966,088	1,003,097
Series 2013-12 Class A
10/16/42	1.410%	2,241,587	2,238,444
Series 2013-17 Class AH
10/16/43	1.558%	1,706,167	1,711,272
Series 2013-2 Class AB
12/16/42	1.600%	1,670,408	1,678,363

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-30 Class A
05/16/42	1.500%	$3,006,572	$3,008,214
Series 2013-32 Class AB
01/16/42	1.900%	3,334,072	3,372,840
Series 2013-33 Class A
07/16/38	1.061%	4,384,818	4,339,243
Series 2013-40 Class A
10/16/41	1.511%	1,937,185	1,940,034
Series 2013-50 Class AH
06/16/39	2.100%	2,020,446	2,055,617
Series 2013-57 Class A
06/16/37	1.350%	4,273,942	4,263,240
Series 2013-61 Class A
01/16/43	1.450%	2,255,954	2,253,272
Series 2013-78 Class AB
01/01/55	1.624%	2,300,000	2,296,476

Total Commercial Mortgage-Backed Securities - Agency (Cost: $54,713,960)			$54,612,029

Commercial Mortgage-Backed Securities - Non-Agency 1.7%
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (b)(e)
01/14/29	3.847%	363,976	395,494
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class A4 (e)
07/10/43	4.668%	375,000	399,606
Bear Stearns Commercial Mortgage Securities (e)
Series 2005-T20 Class AAB
10/12/42	5.129%	371,571	381,925
Series 2007-T28 Class A4
09/11/42	5.742%	750,000	866,685
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (e)
07/15/44	5.218%	880,000	955,773
Commercial Mortgage Pass-Through Certificates Series 2011-THL Class A (b)(e)
06/09/28	3.376%	1,791,295	1,789,201
Credit Suisse First Boston Mortgage Securities Corp. (e)
Series 2004-C1 Class A4
01/15/37	4.750%	358,597	362,800
Series 2004-C2 Class A1
05/15/36	3.819%	22,970	23,148
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A2 (e)
03/15/39	5.674%	257,732	261,150
DBRR Trust (b)(e)
Series 2012-EZ1 Class A
09/25/45	1.393%	495,000	495,625
09/25/45	2.062%	2,195,000	2,202,869
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (b)(e)
11/10/46	5.002%	150,000	172,558

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1 (b)(e)
03/10/44	2.331%	$362,594	$368,739
General Electric Capital Assurance Co. (b)(e)
Series 2003-1 Class A4
05/12/35	5.254%	195,693	205,847
Series 2003-1 Class A5
05/12/35	5.743%	250,000	295,373
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AAB (e)
04/10/37	5.190%	320,738	329,500
JPMorgan Chase Commercial Mortgage Securities Corp. (b)(e)
Series 2009-IWST Class A2
12/05/27	5.633%	300,000	348,779
Series 2010-C1 Class A1
06/15/43	3.853%	281,249	295,807
Series 2010-CNTR Class A2
08/05/32	4.311%	450,000	490,538
Series 2011-C3 Class A4
02/15/46	4.717%	450,000	506,745
JPMorgan Chase Commercial Mortgage Securities Corp. (e)
Series 2005-CB11 Class ASB
08/12/37	5.201%	330,419	337,966
Series 2005-LDP2 Class A3
07/15/42	4.697%	64,158	64,137
Series 2005-LDP2 Class ASB
07/15/42	4.659%	151,463	155,625
Series 2005-LDP3 Class ASB
08/15/42	4.893%	214,679	222,790
Series 2005-LDP4 Class ASB
10/15/42	4.824%	140,128	143,979
Series 2005-LDP5 Class A4
12/15/44	5.201%	4,132,061	4,499,531
Series 2006-LDP6 Class ASB
04/15/43	5.490%	73,195	76,296
Series 2007-CB18 Class A4
06/12/47	5.440%	820,000	922,156
LB-UBS Commercial Mortgage Trust (e)
Series 2004-C2 Class A3
03/15/29	3.973%	165,932	166,878
Series 2007-C1 Class AAB
02/15/40	5.403%	601,005	625,353
Series 2007-C7 Class A3
09/15/45	5.866%	528,343	601,602
Morgan Stanley Capital I, Inc. Series 2011-C1 Class A4 (b)(e)
09/15/47	5.033%	300,000	346,934
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (b)(e)
08/12/45	5.788%	825,000	937,824
Motel 6 Trust Series 2012-MTL6 Class A1 (b)(e)
10/05/25	1.500%	439,027	437,652

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (e)
01/22/26	7.104%	$105,207	$110,089
ORES NPL LLC Series 2012-LV1 Class A (b)(e)
09/25/44	4.000%	164,291	164,592
S2 Hospitality LLC Series 2012-LV1 Class A (b)(e)
04/15/25	4.500%	166,312	166,153
Wachovia Bank Commercial Mortgage Trust (e)
Series 2005- C22 Class AM
12/15/44	5.340%	200,000	217,141
Series 2005-C18 Class A4
04/15/42	4.935%	1,670,136	1,773,101
Series 2005-C21 Class A4
10/15/44	5.239%	1,453,094	1,572,428

Total Commercial Mortgage-Backed Securities - Non-Agency
(Cost: $23,759,213)			$24,690,389

Asset-Backed Securities - Non-Agency 0.7%
Ally Master Owner Trust CMO Series 2011-3 Class A1 (c)
05/15/16	0.829%	1,275,000	1,279,924
American Credit Acceptance Receivables Trust (b)
Series 2012-3 Class A
11/15/16	1.640%	404,293	404,902
Series 2013-1 Class A
04/16/18	1.450%	941,450	940,760
Avis Budget Rental Car Funding AESOP LLC Series 2010-2A Class A (b)
08/20/14	3.630%	125,000	125,471
Chesapeake Funding LLC Series 2012-1A Class A (b)(c)
11/07/23	0.948%	2,000,000	2,007,524
Cityscape Home Equity Loan Trust Series 1997-B Class A7 (h)(i)(j)
05/25/28	7.410%	58,419	—
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (b)(c)
04/26/37	0.330%	96,699	96,187
Equifirst Mortgage Loan Trust Series 2003-1 Class IF1
12/25/32	4.010%	107,387	108,357
GTP Towers Issuer LLC (b)
02/15/15	4.436%	200,000	208,120
Hertz Vehicle Financing LLC (b)
Series 2009-2A Class A2
03/25/16	5.290%	500,000	535,908
Series 2010-1A Class A1
02/25/15	2.600%	300,000	303,144

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

KeyCorp Student Loan Trust Series 1999-A Class A2 (c)
12/27/29	0.613%	$351,831	$346,092
SBA Tower Trust (b)
04/15/40	4.254%	500,000	527,933
SLM Student Loan Trust (b)
Series 2012-A Class A2
01/17/45	3.830%	500,000	538,525
SLM Student Loan Trust (b)(c)
Series 2011-C Class A1
12/15/23	1.599%	389,050	393,598
SLM Student Loan Trust (c)
Series 2004-B Class A2
06/15/21	0.480%	1,250,036	1,232,279
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	400,000	407,138
Sierra Receivables Funding Co. LLC (b)
Series 2010-1A Class A1
07/20/26	4.480%	35,199	36,490
Series 2010-2A Class A
11/20/25	3.840%	71,129	72,559
Series 2010-3A Class A
11/20/25	3.510%	67,367	68,702
Sierra Receivables Funding Co. LLC (b)(c)
Series 2007-2A Class A2 (NPFGC)
09/20/19	1.198%	133,573	133,715
Wheels SPV LLC Series 2012-1 Class A2 (b)
03/20/21	1.190%	492,262	494,191
Total Asset-Backed Securities - Non-Agency (Cost: $10,163,510)			$10,261,519

Inflation-Indexed Bonds 0.7%

UNITED STATES 0.7%

U.S. Treasury Inflation-Indexed Bond
07/15/15	1.875%	921,474	985,330
07/15/17	2.625%	449,248	519,969
04/15/14	1.250%	8,150,185	8,274,345
Total			9,779,644

Total Inflation-Indexed Bonds (Cost: $9,748,734)			$9,779,644

U.S. Treasury Obligations 3.9%

U.S. Treasury
08/15/40	3.875%	20,146,000	22,544,623
05/15/22	1.750%	5,000,000	4,899,219
01/15/16	0.375%	9,700,000	9,684,848
07/31/17	0.500%	20,900,000	20,596,302

Total U.S. Treasury Obligations (Cost: $57,232,459)			$57,724,992

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations 0.6%

CANADA 0.5%

Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	$2,100,000	$2,409,582
Province of Ontario Senior Unsecured
12/15/17	3.150%	2,445,000	2,643,752
Province of Quebec Senior Unsecured
05/14/18	4.625%	2,115,000	2,428,020
Total			7,481,354

MEXICO 0.1%

Pemex Project Funding Master Trust
01/21/21	5.500%	1,600,000	1,776,000
Total			1,776,000

Total Foreign Government Obligations (Cost: $8,888,901)			$9,257,354

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%

State of Illinois Unlimited General Obligation Taxable Notes Series 2011
03/01/17	5.365%	2,065,000	$2,277,261

Total Municipal Bonds (Cost: $2,284,581)			$2,277,261

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%

Automotive —%

Affinia Group, Inc. Tranche B2 Term Loan (c)(k)
04/25/20	4.750%	26,000	$26,065

Brokerage —%

Nuveen Investments, Inc. Tranche B 2nd Lien Term Loan (c)(k)
02/28/19	6.500%	68,000	68,170

Chemicals —%

Axalta Coating Systems Dutch Holding BBV/U.S. Holdings, Inc. Tranche B Term Loan (c)(k)
02/01/20	4.750%	32,000	32,228

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Chemicals (continued)

PQ Corp. Term Loan (c)(k)
08/07/17	4.500%	$93,765	$94,351
Total			126,579

Consumer Cyclical Services —%

New Breed, Inc. Term Loan (c)(k)
10/01/19	6.000%	102,742	103,128

Consumer Products —%

Serta Simmons Holdings LLC Term Loan (c)(k)
10/01/19	5.000%	58,853	59,165
Spectrum Brands, Inc. Term Loan (c)(k)
12/17/19	4.507%	10,658	10,782
Sun Products Corp. (The) Tranche B Term Loan (c)(k)
03/23/20	5.500%	77,000	76,807
Total			146,754

Food and Beverage —%

Hostess Brands, Inc. 1st Lien Term Loan (c)(k)
02/25/20	5.773%	37,000	37,948

Gaming —%

ROC Finance LLC (c)(k)
Tranche B Term Loan
08/19/17	8.500%	27,000	27,000
03/28/19	5.000%	38,000	38,266
Total			65,266

Health Care —%

American Renal Holdings, Inc. 2nd Lien Term Loan (c)(k)
02/20/20	8.500%	93,000	93,542
ConvaTec, Inc. Term Loan (c)(k)
12/22/16	5.000%	12,605	12,747
U.S. Renal Care, Inc. (c)(k)
1st Lien Term Loan
07/03/19	6.250%	70,468	71,260
2nd Lien Term Loan
01/03/20	10.250%	71,000	72,331

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Health Care (continued)

United Surgical Partners International, Inc. Term Loan (c)(k)
04/03/19	4.750%	$19,912	$20,152
Total			270,032

Life Insurance —%

Alliant Holdings I, Inc. Term Loan (c)(k)
12/20/19	5.000%	33,915	34,085

Media Cable —%

WideOpenWest Finance LLC Tranche B Term Loan (c)(k)
04/01/19	4.750%	62,527	62,958

Media Non-Cable —%

Cumulus Media Holdings, Inc. 2nd Lien Term Loan (c)(k)
09/16/19	7.500%	71,000	73,485

Metals —%

FMG Resources August 2006 Proprietary Ltd. Term Loan (c)(k)
10/18/17	5.250%	22,161	22,265

Property & Casualty —%

Asurion LLC Tranche B1 Term Loan (c)(k)
05/24/19	4.500%	67,830	68,109
Lonestar Intermediate Super Holdings LLC Term Loan (c)(k)
09/02/19	11.000%	176,000	188,466
Total			256,575

Retailers —%

Rite Aid Corp. Tranche 1 2nd Lien Term Loan (c)(k)
08/21/20	5.750%	50,000	51,662

Technology 0.1%

Ancestry.com, Inc. Tranche B1 Term Loan (c)(k)
12/28/18	5.250%	83,817	84,210
Blue Coat Systems, Inc. Term Loan (c)(k)
05/31/19	4.500%	9,000	9,067
Freescale Semiconductor, Inc. Tranche B4 Term Loan (c)(k)
03/01/20	5.000%	83,807	84,181

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Technology (continued)

ION Trading Technologies SARL (c)(k)
1st Lien Term Loan
05/22/20	4.500%	$22,000	$22,156
2nd Lien Term Loan
05/22/21	8.250%	72,000	72,540
Total			272,154

Wirelines —%

Integra Telecom Holdings, Inc. (c)(k)
2nd Lien Term Loan
02/21/20	9.750%	8,000	8,216
Term Loan
02/22/19	6.000%	24,000	24,240
Total			32,456

Total Senior Loans (Cost: $1,604,304)			$1,649,582

Issuer	Shares	Value

Warrants —%

ENERGY —%

Energy Equipment & Services —%

Green Field Energy Services, Inc. (a)	127	$7,620

Total Warrants (Cost: $5,142)		$7,620

	Shares	Value

Money Market Funds 9.8%

Columbia Short-Term Cash Fund, 0.109% (l)(m)	145,255,783	$145,255,783

Total Money Market Funds (Cost: $145,255,783)		$145,255,783

Total Investments (Cost: $1,322,882,663) (n)		$1,595,226,280(o)
Other Assets & Liabilities, Net		(112,596,666)
Net Assets		$1,482,629,614

Investments in Derivatives
Futures Contracts Outstanding at May 31, 2013

	Number of Contracts	Notional Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Note, 5-year	(162)	(19,831,078)	September 2013	122,426	—
U.S. Treasury Note, 10-year	(156)	(20,158,125)	September 2013	112,977	—
Total		(39,989,203)		235,403	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $45,253,224 or 3.05% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	At May 31, 2013, investments in securities included securities valued at $295,583 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.
(g)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(h)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $1,644, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
7.410% 05/25/28	03-31-98 - 05-13-11	58,435
SACO I, Inc.
CMO Series 1995-1 Class A
0.000% 09/25/24	04-30-99 - 12-20-02	4,740

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $1,644, which represents less than 0.01% of net assets.

(j)	Negligible market value.
(k)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of May 31, 2013. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(l)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(m)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	98,875,366	422,747,890	(376,367,473)	—	145,255,783	124,543	145,255,783

(n)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,322,883,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$276,238,000
Unrealized Depreciation	(3,895,000)
Net Unrealized Appreciation	$272,343,000

(o)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	120,587,123	—	—	120,587,123
Consumer Staples	100,337,775	—	—	100,337,775
Energy	92,416,945	—	—	92,416,945
Financials	180,986,793	—	—	180,986,793
Health Care	131,693,071	—	—	131,693,071
Industrials	95,963,852	—	—	95,963,852
Information Technology	196,300,509	—	—	196,300,509
Materials	12,424,343	—	—	12,424,343
Telecommunication Services	12,929,378	—	—	12,929,378
Warrants
Energy	—	7,620	—	7,620
Total Equity Securities	943,639,789	7,620	—	943,647,409
Bonds
Corporate Bonds & Notes	—	163,742,387	—	163,742,387
Residential Mortgage-Backed Securities - Agency	—	167,053,241	—	167,053,241
Residential Mortgage-Backed Securities - Non-Agency	—	5,273,046	1,644	5,274,690
Commercial Mortgage-Backed Securities - Agency	—	54,612,029	—	54,612,029
Commercial Mortgage-Backed Securities - Non-Agency	—	21,991,895	2,698,494	24,690,389
Asset-Backed Securities - Non-Agency	—	10,261,519	—	10,261,519
Inflation-Indexed Bonds	—	9,779,644	—	9,779,644
U.S. Treasury Obligations	57,724,992	—	—	57,724,992
Foreign Government Obligations	—	9,257,354	—	9,257,354
Municipal Bonds	—	2,277,261	—	2,277,261
Total Bonds	57,724,992	444,248,376	2,700,138	504,673,506
Other
Senior Loans	—	1,622,582	27,000	1,649,582
Money Market Funds	145,255,783	—	—	145,255,783
Total Other	145,255,783	1,622,582	27,000	146,905,365
Investments in Securities	1,146,620,564	445,878,578	2,727,138	1,595,226,280
Derivatives
Assets
Futures Contracts	235,403	—	—	235,403
Total	1,146,855,967	445,878,578	2,727,138	1,595,461,683

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which signific ant observable and/or unobservable inputs were used to determine fair value.

	Commercial	Residential
	Mortgage-Backed	Mortgage-Backed	Asset-Backed
	Securities -	Securities -	Securities -		Senior
	Non-Agency ($)	Non-Agency ($)	Non-Agency ($)		Loans ($)	Total ($)
Balance as of August 31, 2012	—	1,680	—	(b)	—	1,680
Accrued discounts/premiums	—	10	—		98	108
Realized gain (loss)	—	4	—		300	304
Change in unrealized appreciation (depreciation)(a)	9,266	60	—		(656)	8,670
Sales	—	(110)	—		(11,371)	(11,481)
Purchases	2,689,228	—	—		(4,000)	2,685,228
Transfers into Level 3	—	—	—		42,629	42,629
Transfers out of Level 3	—	—	—		—	—
Balance as of May 31, 2013	2,698,494	1,644	—	(b)	27,000	2,727,138

(a)Change in unrealized appreciation (depreciation) relating to securities held at May 31, 2013 was $8,670, which is comprised of Commercial Mortgage-Backed Securities — Non-Agency of $9,266, Residential Mortgage-Backed Securities — Non-Agency of $60 and Senior Loans of $(656).

(b) Negligible market value.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage-backed securities and senior loans classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Portfolio of Investments

Columbia Contrarian Core Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.6%
Delphi Automotive PLC	369,371	$18,028,999
Automobiles 1.2%
General Motors Co. (a)	1,055,683	35,777,097
Hotels, Restaurants & Leisure 2.3%
McDonald’s Corp.	370,478	35,777,061
Wynn Resorts Ltd.	244,145	33,176,864
Total		68,953,925
Media 4.3%
Comcast Corp., Class A	252,898	10,153,855
DIRECTV (a)	613,476	37,501,788
Discovery Communications, Inc., Class A (a)	397,202	31,323,350
Viacom, Inc., Class B	802,786	52,895,569
Total		131,874,562
Specialty Retail 3.4%
Dick’s Sporting Goods, Inc.	466,150	24,398,291
Lowe’s Companies, Inc.	803,566	33,838,164
Tiffany & Co.	307,591	23,924,428
Ulta Salon Cosmetics & Fragrance, Inc. (a)	225,970	20,509,037
Total		102,669,920
Textiles, Apparel & Luxury Goods 0.8%
Nike, Inc., Class B	424,475	26,173,128
TOTAL CONSUMER DISCRETIONARY		383,477,631
CONSUMER STAPLES 10.5%
Beverages 2.9%
Diageo PLC, ADR	258,568	30,578,252
PepsiCo, Inc.	718,504	58,033,568
Total		88,611,820
Food & Staples Retailing 2.4%
CVS Caremark Corp.	789,456	45,456,876
Walgreen Co.	552,538	26,389,215
Total		71,846,091
Food Products 0.5%
Mondelez International, Inc., Class A	492,160	14,499,034

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 2.0%
Procter & Gamble Co. (The)	794,438	$60,981,061
Tobacco 2.7%
Philip Morris International, Inc.	917,543	83,413,834
TOTAL CONSUMER STAPLES		319,351,840
ENERGY 9.7%
Energy Equipment & Services 1.9%
Halliburton Co.	1,077,143	45,078,434
Tidewater, Inc.	239,300	13,183,037
Total		58,261,471
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	255,098	22,313,422
Apache Corp.	358,299	29,427,097
Chevron Corp.	571,050	70,096,387
ConocoPhillips	488,731	29,978,760
Exxon Mobil Corp.	652,332	59,016,476
Noble Energy, Inc.	434,444	25,045,697
Total		235,877,839
TOTAL ENERGY		294,139,310
FINANCIALS 18.6%
Capital Markets 5.4%
BlackRock, Inc.	184,543	51,524,405
Goldman Sachs Group, Inc. (The)	100,568	16,300,061
Invesco Ltd.	1,052,224	35,502,038
Morgan Stanley	994,984	25,770,086
State Street Corp.	538,187	35,617,216
Total		164,713,806
Commercial Banks 1.6%
Wells Fargo & Co.	1,215,153	49,274,454
Diversified Financial Services 7.3%
Bank of America Corp.	4,339,813	59,281,846
Citigroup, Inc.	1,522,596	79,159,766
JPMorgan Chase & Co.	1,523,228	83,153,016
Total		221,594,628
Insurance 4.3%
Aon PLC	830,655	52,887,804

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Berkshire Hathaway, Inc., Class B (a)	679,084	$77,463,112
Total		130,350,916
TOTAL FINANCIALS		565,933,804
HEALTH CARE 13.8%
Biotechnology 1.5%
Ariad Pharmaceuticals, Inc. (a)	721,560	13,233,411
Celgene Corp. (a)	249,951	30,906,441
Total		44,139,852
Health Care Equipment & Supplies 3.2%
Abbott Laboratories	1,022,199	37,484,037
Baxter International, Inc.	427,000	30,030,910
Covidien PLC	475,451	30,238,684
Total		97,753,631
Health Care Providers & Services 4.2%
Cardinal Health, Inc.	1,196,782	56,200,883
CIGNA Corp.	534,017	36,259,754
Express Scripts Holding Co. (a)	563,429	35,000,209
Total		127,460,846
Pharmaceuticals 4.9%
Johnson & Johnson	1,088,639	91,641,631
Pfizer, Inc.	1,494,332	40,690,660
Salix Pharmaceuticals Ltd. (a)	287,855	17,464,163
Total		149,796,454
TOTAL HEALTH CARE		419,150,783
INDUSTRIALS 10.1%
Aerospace & Defense 2.5%
Honeywell International, Inc.	584,336	45,847,003
United Technologies Corp.	318,820	30,256,018
Total		76,103,021
Air Freight & Logistics 0.6%
FedEx Corp.	188,684	18,177,817
Commercial Services & Supplies 0.9%
Tyco International Ltd.	843,508	28,519,005
Electrical Equipment 1.3%
Eaton Corp. PLC	579,422	38,276,617

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.8%
General Electric Co.	2,290,076	$53,404,572
Machinery 0.4%
Caterpillar, Inc.	153,147	13,140,013
Professional Services 1.4%
Nielsen Holdings NV	1,247,812	42,313,305
Road & Rail 0.8%
Union Pacific Corp.	162,166	25,074,107
Trading Companies & Distributors 0.4%
MRC Global, Inc. (a)	367,165	10,423,814
TOTAL INDUSTRIALS		305,432,271
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 1.3%
QUALCOMM, Inc.	615,587	39,077,463
Computers & Peripherals 5.3%
Apple, Inc.	199,714	89,807,391
EMC Corp. (a)	1,604,633	39,730,713
Hewlett-Packard Co.	1,288,092	31,455,207
Total		160,993,311
Internet Software & Services 4.5%
eBay, Inc. (a)	741,835	40,133,273
Facebook, Inc., Class A (a)	64,662	1,574,520
Google, Inc., Class A (a)	109,659	95,448,290
Total		137,156,083
IT Services 3.8%
International Business Machines Corp.	328,596	68,354,540
Mastercard, Inc., Class A	80,075	45,662,769
Total		114,017,309
Semiconductors & Semiconductor Equipment 0.6%
Skyworks Solutions, Inc. (a)	819,910	19,563,053
Software 4.9%
Activision Blizzard, Inc.	2,388,858	34,471,221
Citrix Systems, Inc. (a)	389,144	25,041,416
Electronic Arts, Inc. (a)	1,460,525	33,577,470

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	1,614,814	$56,324,712
Total		149,414,819
TOTAL INFORMATION TECHNOLOGY		620,222,038
MATERIALS 1.3%
Chemicals 1.3%
Celanese Corp., Class A	388,839	19,189,205
Dow Chemical Co. (The)	590,702	20,355,591
Total		39,544,796
TOTAL MATERIALS		39,544,796
TELECOMMUNICATION SERVICES 1.4%
Wireless Telecommunication Services 1.4%
Sprint Nextel Corp. (a)	2,066,040	15,082,092

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	900,490	$26,069,185
Total		41,151,277
TOTAL TELECOMMUNICATION SERVICES		41,151,277
Total Common Stocks (Cost: $2,228,874,384)		$2,988,403,750

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	34,253,970	$34,253,970
Total Money Market Funds (Cost: $34,253,970)		$34,253,970
Total Investments
(Cost: $2,263,128,354) (d)		$3,022,657,720(e)
Other Assets & Liabilities, Net		16,294,355
Net Assets		$3,038,952,075

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	12,403,481	527,283,964	(505,433,475)	34,253,970	41,492	34,253,970

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $2,263,128,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$760,410,000
Unrealized Depreciation	(880,000)
Net Unrealized Appreciation	$759,530,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	383,477,631	—	—	383,477,631
Consumer Staples	319,351,840	—	—	319,351,840
Energy	294,139,310	—	—	294,139,310
Financials	565,933,804	—	—	565,933,804
Health Care	419,150,783	—	—	419,150,783
Industrials	305,432,271	—	—	305,432,271
Information Technology	620,222,038	—	—	620,222,038
Materials	39,544,796	—	—	39,544,796
Telecommunication Services	41,151,277	—	—	41,151,277
Total Equity Securities	2,988,403,750	—	—	2,988,403,750
Other
Money Market Funds	34,253,970	—	—	34,253,970
Total Other	34,253,970	—	—	34,253,970
Total	3,022,657,720	—	—	3,022,657,720

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Emerging Markets Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
BRAZIL 10.3%
Arezzo Industria e Comercio SA	466,100	$8,156,424
Autometal SA	418,400	3,985,134
Banco Bradesco SA, ADR	1,239,791	19,997,829
BR Malls Participacoes SA	895,600	9,128,279
Cia Hering	271,900	4,812,648
Cielo SA	175,060	4,411,237
Companhia de Bebidas Americas, ADR	307,953	11,723,771
Hypermarcas SA	1,022,900	8,028,270
Linx SA	485,700	8,444,985
Mills Estruturas e Servicos de Engenharia SA	702,500	11,479,830
Qualicorp SA (a)	935,800	8,284,045
Raia Drogasil SA	225,000	2,381,525
Tegma Gestao Logistica	206,300	2,636,302
Ultrapar Participacoes SA	443,100	11,088,878
Vale SA	686,800	9,815,551
Total		124,374,708
CANADA 0.4%
Pacific Rubiales Energy Corp.	216,945	4,582,682
CHILE 1.6%
Inversiones La Construccion SA	197,380	3,564,735
SACI Falabella	1,331,216	15,115,983
Total		18,680,718
CHINA 14.6%
Anhui Conch Cement Co., Ltd., Class H	1,332,000	4,309,131
Beijing Enterprises Holdings Ltd.	727,500	5,922,806
Brilliance China Automotive Holdings Ltd. (a)	3,360,000	3,839,271
China Communications Construction Co., Ltd., Class H	9,449,000	8,814,994
China Merchants Holdings International Co., Ltd.	1,456,000	4,799,748
China Overseas Land & Investment Ltd.	4,680,000	13,872,989
China Petroleum & Chemical Corp., Class H	12,440,000	12,686,859
China Resources Power Holdings Co., Ltd.	1,820,000	4,769,534
China Shenhua Energy Co., Ltd., Class H	2,250,000	7,311,203
China Telecom Corp., Ltd., Class H	9,592,000	4,569,863
China Vanke Co., Ltd., Class B	2,546,971	5,078,664
CIMC Enric Holdings Ltd.	4,718,000	6,386,503
CNOOC Ltd.	6,279,000	10,999,086
ENN Energy Holdings Ltd.	1,916,000	10,769,097

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
GCL-Poly Energy Holdings Ltd.	16,418,000	$3,794,769
Guangdong Investment Ltd.	3,638,000	3,183,777
Industrial & Commercial Bank of China Ltd., Class H	20,365,000	14,248,553
Kunlun Energy Co., Ltd.	2,472,000	4,717,771
KWG Property Holding Ltd.	6,034,500	3,971,791
Lenovo Group Ltd.	8,978,000	9,175,131
PetroChina Co., Ltd., Class H	9,552,000	11,065,281
Spreadtrum Communications, Inc., ADR	145,745	2,836,198
Tencent Holdings Ltd.	88,600	3,487,372
Want Want China Holdings Ltd.	6,141,000	9,031,575
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,923,000	5,996,110
Total		175,638,076
HONG KONG 2.7%
Sa Sa International Holdings Ltd.	6,178,000	6,881,144
Sands China Ltd.	3,894,000	20,544,914
Towngas China Co., Ltd.	4,424,000	4,534,741
Total		31,960,799
INDIA 10.1%
Apollo Hospitals Enterprise Ltd.	515,571	9,197,856
Asian Paints Ltd.	51,698	4,441,572
Bharti Airtel Ltd.	609,104	3,251,607
Cummins India Ltd.	487,643	3,914,266
Eicher Motors Ltd.	106,910	7,006,073
Havells India Ltd	345,237	4,505,103
HCL Technologies Ltd.	503,727	6,625,363
HDFC Bank Ltd., ADR	254,257	10,231,302
Hexaware Technologies Ltd.	1,671,456	2,371,763
ICICI Bank Ltd., ADR	432,754	19,460,947
IndusInd Bank Ltd.	1,225,752	11,181,924
ITC Ltd.	2,025,725	12,180,481
Larsen & Toubro Ltd.	185,122	4,576,786
Motherson Sumi Systems Ltd.	1,726,866	6,559,087
Tata Motors Ltd.	1,577,972	8,690,719
Titan Industries Ltd.	1,527,674	7,923,425
Total		122,118,274
INDONESIA 5.5%
PT AKR Corporindo Tbk	9,132,000	4,965,772
PT Bank Tabungan Pensiunan Nasional Tbk (a)	9,394,500	4,699,648

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Gudang Garam Tbk	1,999,000	$10,880,617
PT Indocement Tunggal Prakarsa Tbk	2,186,200	5,282,478
PT Jasa Marga Persero Tbk	7,562,000	5,153,961
PT Matahari Department Store Tbk (a)	6,476,500	8,595,661
PT Nippon Indosari Corpindo Tbk	8,208,000	7,276,363
PT Semen Indonesia Persero Tbk	3,085,500	5,656,437
PT Sumber Alfaria Trijaya Tbk	7,650,000	5,545,176
PT Tower Bersama Infrastructure Tbk (a)	13,523,500	8,272,290
Total		66,328,403
MALAYSIA 1.0%
CIMB Group Holdings Bhd	4,525,200	12,113,626
MEXICO 5.3%
Alfa SAB de CV, Class A	4,456,800	10,550,600
Alsea SAB de CV	2,024,100	5,673,959
Cemex SAB de CV, ADR (a)	529,096	6,084,604
Fomento Economico Mexicano SAB de CV, ADR	65,178	7,077,679
Grupo Financiero Banorte SAB de CV, Class O	2,230,000	14,256,154
Grupo Financiero Santander Mexico SAB de CV, ADR, Class B (a)	901,433	14,260,670
Grupo Mexico SAB de CV, Class B	1,751,690	5,798,641
Total		63,702,307
PANAMA 0.9%
Copa Holdings SA, Class A	85,152	11,182,161
PERU 1.3%
Credicorp Ltd.	118,146	16,259,253
PHILIPPINES 5.6%
Ayala Land, Inc.	4,917,000	3,910,208
BDO Unibank, Inc. (a)	1,424,303	3,126,996
Bloomberry Resorts Corp. (a)	12,297,800	3,511,621
Energy Development Corp.	15,363,700	2,246,523
GT Capital Holdings, Inc.	686,040	12,141,236
International Container Terminal Services, Inc.	995,840	2,192,167
LT Group, Inc. (a)	13,823,800	8,077,783
Metropolitan Bank & Trust	4,454,465	13,274,288
Philippine Long Distance Telephone Co.	63,180	4,613,054
Security Bank Corp.	2,047,520	8,357,284
Semirara Mining Corp.	329,110	2,164,480

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
SM Prime Holdings, Inc.	7,213,300	$3,361,770
Total		66,977,410
POLAND 0.7%
Eurocash SA	412,008	8,222,622
RUSSIAN FEDERATION 5.2%
QIWI PLC, ADR (a)	242,922	4,105,382
Lukoil OAO, ADR	209,564	12,296,168
Magnit OJSC, GDR (a)(b)	148,155	8,026,630
Mail.ru Group Ltd., GDR (b)	263,758	7,364,123
MD Medical Group Investments PLC, GDR (a)(b)	107,143	1,695,538
Mobile Telesystems OJSC, ADR	489,141	9,425,747
NovaTek OAO	364,437	3,663,573
Sberbank of Russia	5,595,561	17,056,842
Total		63,634,003
SINGAPORE 0.3%
Hutchison Port Holdings Trust	5,171,000	4,068,801
SOUTH AFRICA 2.8%
AVI Ltd.	1,462,812	8,286,692
Clicks Group Ltd.	734,216	4,344,992
Discovery Ltd.	525,990	4,218,802
FirstRand Ltd.	1,643,822	4,799,394
Life Healthcare Group Holdings Ltd.	1,308,144	4,755,729
Shoprite Holdings Ltd.	389,695	6,805,388
Total		33,210,997
SOUTH KOREA 10.3%
Duksan Hi-Metal Co., Ltd. (a)	237,108	5,369,447
Gamevil, Inc. (a)	29,686	3,161,505
Hotel Shilla Co., Ltd.	109,510	6,005,738
Huchems Fine Chemical Corp.	122,690	2,387,745
Hyundai Motor Co.	22,166	4,122,371
Iljin Display Co., Ltd.	109,790	1,746,106
InkTec Co., Ltd. (a)	91,457	3,133,698
LG Display Co., Ltd. (a)	189,530	5,218,188
Samsung Electronics Co., Ltd.	40,707	54,847,023
Samsung SDI Co., Ltd.	88,136	11,062,773
Seoul Semiconductor Co., Ltd.	130,763	4,057,502
SK Hynix, Inc. (a)	382,170	10,720,623
SK Innovation Co., Ltd.	28,301	3,669,741
Suprema, Inc. (a)	294,824	6,077,389

Issuer	Shares	Value

Common Stocks (continued)
SOUTH KOREA (CONTINUED)
WeMade Entertainment Co., Ltd. (a)	45,556	$2,570,342
Total		124,150,191
TAIWAN 5.6%
Airtac International Group	503,000	2,664,497
Chinatrust Financial Holding Co., Ltd.	4,895,320	3,105,547
Delta Electronics, Inc.	1,355,000	6,461,174
Far EasTone Telecommunications Co., Ltd.	4,359,000	10,388,007
Giant Manufacturing Co., Ltd.	1,006,800	6,979,152
MediaTek, Inc.	690,000	8,517,850
Taiwan Semiconductor Manufacturing Co., Ltd.	4,116,048	14,966,477
Tong Hsing Electronic Industries Ltd.	1,017,000	4,509,358
TPK Holding Co., Ltd.	528,000	10,393,012
Total		67,985,074
THAILAND 5.4%
Advanced Information Service PCL, Foreign Registered Shares	1,428,500	12,354,589
Bangkok Bank PCL, Foreign Registered Shares	2,133,900	14,498,012
BEC World PCL, Foreign Registered Shares	4,900,700	10,219,152
Home Product Center PCL, Foreign Registered Shares	1	1
Kasikornbank PCL, Foreign Registered Shares	2,321,600	14,920,691
Robinson Department Store PCL, Foreign Registered Shares	2,960,100	7,450,426
Siam Cement PCL, NVDR	347,000	5,302,374
Total		64,745,245
TURKEY 5.9%
Anadolu Hayat Emeklilik AS	1,216,981	3,906,602

Issuer	Shares	Value

Common Stocks (continued)
TURKEY (CONTINUED)
Arcelik AS	1,995,016	$15,113,866
Ford Otomotiv Sanayi AS	535,961	8,140,509
Tofas Turk Otomobil Fabrikasi AS	1,595,569	11,915,897
Turk Traktor ve Ziraat Makineleri AS	135,583	4,264,881
Turkiye Garanti Bankasi AS	1,700,098	8,762,808
Turkiye Halk Bankasi AS	1,738,453	18,586,897
Total		70,691,460
Total Common Stocks (Cost: $1,015,264,956)		$1,150,626,810

Preferred Stocks 1.8%
BRAZIL 0.8%
Petroleo Brasileiro SA	1,063,900	$9,924,700
SOUTH KOREA 1.0%
Samsung Electronics Co., Ltd.	13,070	$11,332,536
Total Preferred Stocks (Cost: $17,093,343)		$21,257,236

	Shares	Value

Money Market Funds 2.8%
Columbia Short-Term Cash Fund, 0.109% (c)(d)	33,852,595	$33,852,595
Total Money Market Funds (Cost: $33,852,595)		$33,852,595
Total Investments
(Cost: $1,066,210,894) (e)		$1,205,736,641(f)
Other Assets & Liabilities, Net		(1,215,080)
Net Assets		$1,204,521,561

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $17,086,291 or 1.42% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,468,836	333,571,932	(306,188,173)	33,852,595	19,421	33,852,595

(e)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,066,211,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$159,045,000
Unrealized Depreciation	(19,519,000)
Net Unrealized Appreciation	$139,526,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,744,147	136,492,952	—	174,237,099
Consumer Staples	29,211,245	88,678,318	—	117,889,563
Energy	27,967,728	56,277,994	—	84,245,722
Financials	107,159,169	199,194,573	—	306,353,742
Health Care	8,284,045	15,649,123	—	23,933,168
Industrials	35,848,892	75,232,470	—	111,081,362
Information Technology	19,797,801	182,497,292	—	202,295,093
Materials	21,698,797	30,513,434	—	52,212,231
Telecommunication Services	9,425,747	43,449,410	—	52,875,157
Utilities	—	25,503,673	—	25,503,673
Preferred Stocks
Energy	9,924,700	—	—	9,924,700
Information Technology	—	11,332,536	—	11,332,536
Total Equity Securities	307,062,271	864,821,775	—	1,171,884,046
Other
Money Market Funds	33,852,595	—	—	33,852,595
Total Other	33,852,595	—	—	33,852,595
Total	340,914,866	864,821,775	—	1,205,736,641

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Energy and Natural Resources Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
CONSUMER DISCRETIONARY —%
Specialty Retail —%
CST Brands, Inc. (a)	1	$27
TOTAL CONSUMER DISCRETIONARY		27

ENERGY 62.4%

Energy Equipment & Services 8.9%
Atwood Oceanics, Inc. (a)	39,960	2,098,300
Cameron International Corp. (a)(b)	54,608	3,323,989
CGG (a)	43,990	1,081,906
Ensco PLC, Class A	49,782	2,995,383
FMC Technologies, Inc. (a)(b)	51,843	2,885,581
Halliburton Co. (b)	133,496	5,586,808
Oceaneering International, Inc. (b)	25,897	1,877,014
Schlumberger Ltd.	128,145	9,358,429
Subsea 7 SA	78,560	1,730,400
Superior Energy Services, Inc. (a)(b)	81,223	2,167,030
Technip SA	17,620	1,958,703
Total		35,063,543

Oil, Gas & Consumable Fuels 53.5%
Anadarko Petroleum Corp. (b)	120,113	10,506,284
Apache Corp.	56,220	4,617,349
ARC Resources Ltd.	22,078	611,178
BG Group PLC	313,820	5,727,221
BP PLC	1,621,111	11,586,418
Cabot Oil & Gas Corp.	35,506	2,498,202
Canadian Natural Resources Ltd. (b)	176,950	5,267,802
Cenovus Energy, Inc.	135,720	4,063,418
Chevron Corp.	217,967	26,755,449
Cobalt International Energy, Inc. (a)	97,859	2,538,462
ConocoPhillips	133,862	8,211,095
Continental Resources, Inc. (a)	28,779	2,334,840
Enbridge, Inc.	97,180	4,215,273
ENI SpA	334,050	7,596,803
EOG Resources, Inc. (b)	51,509	6,649,812
Exxon Mobil Corp.	298,179	26,976,254
HollyFrontier Corp. (b)	76,178	3,770,811
Imperial Oil Ltd.	26,910	1,050,963
Inpex Corp.	200	851,399
Kinder Morgan, Inc.	58,614	2,226,160
LinnCo LLC	28,671	1,040,614
Marathon Oil Corp.	53,233	1,830,683
Marathon Petroleum Corp. (b)	104,621	8,631,233
Noble Energy, Inc. (b)	93,134	5,369,175
Occidental Petroleum Corp.	50,114	4,613,996
Origin Energy Ltd.	101,280	1,290,292

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc.	57,255	$1,670,128
Phillips 66	50,636	3,370,839
Pioneer Natural Resources Co.	9,583	1,328,970
Premier Oil PLC	239,033	1,298,907
Range Resources Corp.	30,430	2,287,727
Rockhopper Exploration PLC (a)	434,021	862,247
Royal Dutch Shell PLC, Class A	268,920	8,949,892
Spectra Energy Corp.	58,540	1,789,568
Suncor Energy, Inc.	144,675	4,388,742
Suncor Energy, Inc. (b)	122,902	3,725,160
Talisman Energy, Inc.	93,080	1,087,174
Total SA	119,798	5,987,904
Tourmaline Oil Corp.	51,290	2,087,715
TransCanada Corp.	44,110	2,023,508
Tullow Oil PLC	28,492	448,382
Valero Energy Corp.	81,642	3,317,114
Williams Companies, Inc. (The)	85,929	3,022,982
Woodside Petroleum Ltd.	33,936	1,156,669
Total		209,634,814
TOTAL ENERGY		244,698,357

MATERIALS 37.0%

Chemicals 19.7%
Air Products & Chemicals, Inc.	124,220	11,727,610
Albemarle Corp.	71,120	4,759,350
BASF SE	42,040	4,074,321
Celanese Corp., Class A	165,556	8,170,189
Dow Chemical Co. (The)	512,949	17,676,223
Eastman Chemical Co.	61,180	4,387,830
LyondellBasell Industries NV, Class A	140,762	9,381,787
Monsanto Co.	85,040	8,558,426
Mosaic Co. (The)	140,110	8,521,490
Total		77,257,226

Construction Materials 1.2%

Lafarge SA	33,064	2,357,815
Martin Marietta Materials, Inc.	21,078	2,298,135
Total		4,655,950

Metals & Mining 14.6%
Agnico Eagle Mines Ltd.	79,990	2,560,480
Anglo American PLC	158,230	3,625,413
Barrick Gold Corp.	126,696	2,675,820
BHP Billiton Ltd., ADR	108,324	7,075,724
Coeur Mining, Inc. (a)	144,830	2,055,138
Freeport-McMoRan Copper & Gold, Inc.	251,170	7,798,828

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS (CONTINUED)

Metals & Mining (continued)
Newmont Mining Corp.	96,116	$3,294,856
Nucor Corp.	138,320	6,156,623
Rio Tinto PLC	248,750	10,624,296
Rio Tinto PLC, ADR	143,120	6,114,086
Silver Wheaton Corp.	103,261	2,449,351
Yamana Gold, Inc.	250,177	2,887,043
Total		57,317,658

Paper & Forest Products 1.5%
International Paper Co.	123,700	5,708,755
TOTAL MATERIALS		144,939,589
Total Common Stocks (Cost: $349,422,945)		$389,637,973

Convertible Preferred Stocks 0.4%
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Chesapeake Energy Corp., 5.750% (c)	1,370	1,503,575
TOTAL ENERGY		1,503,575
Total Convertible Preferred Stocks (Cost: $1,260,875)		$1,503,575

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts —%
Anadarko Petroleum Corp.
	300	75.00	06/22/13	3,450
Cameron International Corp.
	80	57.50	06/22/13	4,600

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
Canadian Natural Resources Ltd.
	420	26.00	06/22/13	$2,100
EOG Resources, Inc.
	135	120.00	06/22/13	11,812
FMC Technologies, Inc.
	100	50.00	06/22/13	2,750
Halliburton Co.
	160	39.00	06/22/13	4,800
HollyFrontier Corp.
	200	44.50	06/22/13	6,000
Marathon Petroleum Corp.
	250	70.00	06/22/13	3,125
Noble Energy, Inc.
	200	52.50	06/22/13	5,000
Oceaneering International, Inc.
	150	65.00	06/22/13	2,625
Suncor Energy, Inc.
	650	28.00	06/22/13	7,800
Superior Energy Services, Inc.
	250	25.00	06/22/13	6,875

Total Options Purchased Puts (Cost: $103,598)				$60,937

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.109% (d)(e)	1,573,231	1,573,231
Total Money Market Funds (Cost: $1,573,231)		$1,573,231
Total Investments
(Cost: $352,360,649) (f)		$392,775,716(g)
Other Assets & Liabilities, Net		(634,965)
Net Assets		$392,140,751

Investments in Derivatives Open Options Contracts Written at May 31, 2013

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
Anadarko Petroleum Corp.	Call	300	100.00	8,749	June 2013	3,750
Cameron International Corp.	Call	80	70.00	3,517	June 2013	200
Canadian Natural Resources Ltd.	Call	420	33.00	8,729	June 2013	3,150
EOG Resources, Inc.	Call	135	150.00	16,597	June 2013	2,160
FMC Techologies, Inc.	Call	100	60.00	5,239	June 2013	2,750
Halliburton Co.	Call	160	47.00	4,954	June 2013	640
HollyFrontier Corp.	Call	200	54.50	22,826	June 2013	4,500
Marathon Petroleum Corp.	Call	250	90.00	18,091	June 2013	10,000
Noble Engery, Inc.	Call	200	65.00	2,596	June 2013	1,000
Oceaneering International, Inc.	Call	150	80.00	5,555	June 2013	1,125
Suncor Energy, Inc.	Call	650	34.00	15,299	June 2013	2,600
Superior Energy Services Inc.	Call	250	32.50	3,738	June 2013	625
Total						32,500

Forward Foreign Currency Exchange Contracts Open at May 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman, Sachs & Co.	June 20, 2013	14,351,908 (USD)	13,961,000 (AUD)	—	(1,006,463)
Goldman, Sachs & Co.	June 20, 2013	4,879,856 (USD)	4,931,000 (CAD)	—	(125,431)
Goldman, Sachs & Co.	June 20, 2013	7,165,550 (USD)	6,755,000 (CHF)	—	(100,315)
Goldman, Sachs & Co.	June 20, 2013	23,887,899 (USD)	18,272,000 (EUR)	—	(136,817)
Goldman, Sachs & Co.	June 20, 2013	10,027,237 (USD)	6,493,000 (GBP)	—	(162,883)
Goldman, Sachs & Co.	June 20, 2013	13,897,903 (USD)	1,377,310,000 (JPY)	—	(186,299)
Goldman, Sachs & Co.	June 20, 2013	2,005,332 (USD)	24,447,000 (MXN)	—	(95,184)
Goldman, Sachs & Co.	June 20, 2013	4,000,658 (USD)	23,472,000 (NOK)	—	(3,533)
Goldman, Sachs & Co.	June 20, 2013	1,602,810 (USD)	1,883,000 (NZD)	—	(107,868)
Goldman, Sachs & Co.	June 20, 2013	1,987,868 (USD)	2,461,000 (SGD)	—	(40,780)
Goldman, Sachs & Co.	June 20, 2013	1,985,197 (USD)	3,594,000 (TRY)	—	(69,924)
Total				—	(2,035,497)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At May 31, 2013, securities valued at $15,260,318 were held to cover open call options written.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $1,503,575 or 0.38% of net assets.

(d)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,186,538	99,590,347	(107,203,654)	1,573,231	2,712	1,573,231

(f)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $352,361,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$62,486,000
Unrealized Depreciation	(22,071,000)
Net Unrealized Appreciation	$40,415,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
TRY	Turkish Lira
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27	—	—	27
Energy	194,171,215	50,527,142	—	244,698,357
Materials	124,257,743	20,681,846	—	144,939,589
Convertible Preferred Stocks
Energy	—	1,503,575	—	1,503,575
Total Equity Securities	318,428,985	72,712,563	—	391,141,548
Other
Options Purchased Puts	60,937	—	—	60,937
Money Market Funds	1,573,231	—	—	1,573,231
Total Other	1,634,168	—	—	1,634,168
Investments in Securities	320,063,153	72,712,563	—	392,775,716
Derivatives
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,035,497)	—	(2,035,497)
Options Contracts Written	(32,500)	—	—	(32,500)
Total	320,030,653	70,677,066	—	390,707,719

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Forward foreign currency exchange contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Global Dividend Opportunity Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.0%

AUSTRALIA 2.5%
AMP Ltd.	806,844	$3,956,706
Australia and New Zealand Banking Group Ltd.	196,117	5,115,765
BHP Billiton Ltd.	159,841	5,218,277
Woolworths Ltd.	193,978	6,099,104
Total		20,389,852
BRAZIL 0.7%
Cielo SA	86,040	2,168,073
Natura Cosmeticos SA	86,627	2,041,304
Vale SA	95,000	1,357,713
Total		5,567,090
CANADA 4.9%
Aimia, Inc.	407,761	5,840,609
BCE, Inc.	100,702	4,499,365
Enbridge, Inc.	190,570	8,234,530
Sun Life Financial, Inc.	229,344	6,712,899
Suncor Energy, Inc.	269,798	8,177,577
Toronto-Dominion Bank (The)	80,438	6,503,412
Total		39,968,392
CHILE 0.6%
Banco de Chile, ADR	53,707	4,779,858
CHINA 1.1%
Bank of China Ltd., Class H	11,086,000	5,221,500
China Mobile Ltd., ADR	70,218	3,637,292
Total		8,858,792
CZECH REPUBLIC 0.7%
CEZ AS (a)	140,267	3,886,249
Telefonica Czech Republic AS	124,444	1,816,912
Total		5,703,161
FRANCE 2.7%
Danone SA	32,308	2,385,474
GDF Suez	191,808	3,911,770
Sanofi	45,830	4,886,771
Veolia Environnement SA	263,782	3,294,479
Vivendi SA	364,199	7,128,234
Total		21,606,728
GERMANY 3.1%
Allianz SE, Registered Shares	52,293	8,077,518
Daimler AG, Registered Shares	72,672	4,615,694
E.ON SE	138,980	2,341,971

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Infineon Technologies AG	252,100	$2,145,076
Siemens AG, Registered Shares	60,503	6,377,767
Telefonica Deutschland Holding AG	252,000	1,870,563
Total		25,428,589
GREECE 0.3%
OPAP SA	254,017	2,100,514
HONG KONG 0.4%
Television Broadcasts Ltd.	402,000	2,919,017
IRELAND 0.8%
Warner Chilcott PLC, Class A	336,813	6,466,810
ISRAEL 0.5%
Bezeq Israeli Telecommunication Corp. Ltd. (The), ADR	581,028	3,733,105
ITALY 0.7%
ENI SpA	240,261	5,463,899
JAPAN 7.9%
Astellas Pharma, Inc.	99,200	5,065,765
Canon, Inc.	47,900	1,636,672
FANUC CORP.	27,000	3,976,151
ITOCHU Corp.	481,600	5,968,272
Komatsu Ltd.	169,000	4,232,045
Lawson, Inc.	77,100	5,608,720
Mitsubishi Corp.	202,900	3,506,581
Mitsui & Co., Ltd.	266,700	3,340,119
Mizuho Financial Group, Inc.	2,435,000	4,636,029
Nissan Motor Co., Ltd.	627,000	6,770,932
Nitto Denko Corp.	52,900	3,140,554
NTT DoCoMo, Inc.	3,808	5,563,556
Ono Pharmaceutical Co., Ltd.	46,500	3,233,531
Sumitomo Mitsui Financial Group, Inc.	78,100	3,083,371
Toyota Motor Corp.	70,300	4,102,662
Total		63,864,960
MALAYSIA 0.6%
Malayan Banking Bhd	1,554,500	5,110,815
NETHERLANDS 1.8%
Reed Elsevier NV	151,201	2,477,760
Unilever NV - NY Shares	304,149	12,403,196
Total		14,880,956

Issuer	Shares	Value

Common Stocks (continued)

NORWAY 1.3%
Seadrill Ltd.	263,065	$10,662,024
PERU 0.4%
Southern Copper Corp.	101,924	3,174,933
POLAND 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	365,671	3,859,114
Powszechny Zaklad Ubezpieczen SA	33,531	4,665,603
Total		8,524,717
SINGAPORE 0.5%
K-REIT Asia	105,600	118,637
Keppel Corp., Ltd.	528,000	4,370,414
Total		4,489,051
SPAIN 0.6%
Ferrovial SA	155,600	2,505,814
Iberdrola SA	403,799	2,184,180
Total		4,689,994
SWEDEN 1.1%
Skanska AB, Class B	133,397	2,369,135
Telefonaktiebolaget LM Ericsson, ADR	553,545	6,459,870
Total		8,829,005
SWITZERLAND 3.4%
ACE Ltd.	48,920	4,387,145
Nestlé SA, Registered Shares	62,823	4,161,687
Roche Holding AG, Genusschein Shares	60,007	14,877,928
Syngenta AG	10,983	4,284,436
Total		27,711,196
TAIWAN 1.1%
Far EasTone Telecommunications Co., Ltd.	1,756,000	4,184,753
Taiwan Semiconductor Manufacturing Co., Ltd.	767,000	2,788,910
United Microelectronics Corp.	4,600,000	2,020,880
Total		8,994,543
THAILAND 0.9%
Bangkok Expressway PCL, Foreign Registered Shares	2,376,100	3,116,438
Thai Beverage PCL	8,224,000	4,258,587
Total		7,375,025

Issuer	Shares	Value

Common Stocks (continued)
TURKEY 1.7%
Arcelik AS	700,906	$5,309,932
Ford Otomotiv Sanayi AS	393,881	5,982,509
Turk Telekomunikasyon AS	699,052	2,691,968
Total		13,984,409
UNITED KINGDOM 10.6%
AstraZeneca PLC, ADR	86,491	4,432,664
BAE Systems PLC, ADR	93,700	2,309,705
BP PLC, ADR	397,437	17,054,022
British American Tobacco PLC	117,527	6,457,956
Britvic PLC	583,563	4,668,759
GlaxoSmithKline PLC, ADR	96,105	4,975,356
HSBC Holdings PLC, ADR	248,543	13,635,069
Imperial Tobacco Group PLC	228,114	8,185,812
Inmarsat PLC	358,799	3,321,091
Intercontinental Hotels Group PLC	68,973	1,985,474
Marks & Spencer Group PLC	527,100	3,730,265
National Grid PLC	457,007	5,434,001
Vodafone Group PLC, ADR	183,477	5,311,659
WPP PLC	244,572	4,163,606
Total		85,665,439
UNITED STATES 44.1%
AbbVie, Inc.	69,618	2,971,992
Altria Group, Inc.	106,402	3,841,112
Analog Devices, Inc.	109,502	5,029,427
Apple, Inc.	18,657	8,389,680
AT&T, Inc.	240,390	8,411,246
Bank of America Corp.	327,000	4,466,820
Baxter International, Inc.	62,725	4,411,449
CA, Inc.	170,226	4,648,872
Caterpillar, Inc.	23,871	2,048,132
CenturyLink, Inc.	86,398	2,950,492
Chevron Corp.	62,758	7,703,544
Cisco Systems, Inc.	407,801	9,819,848
Citigroup, Inc.	115,572	6,008,588
Dow Chemical Co. (The)	169,104	5,827,324
Duke Energy Corp.	56,817	3,802,762
Eli Lilly & Co.	72,459	3,851,920
General Electric Co.	480,696	11,209,831
HollyFrontier Corp.	141,422	7,000,389
Home Depot, Inc. (The)	55,808	4,389,857
Honeywell International, Inc.	100,971	7,922,185
Intel Corp.	366,227	8,891,991
International Paper Co.	160,830	7,422,304
Johnson & Johnson	94,438	7,949,791
JPMorgan Chase & Co.	471,213	25,723,518
Kinder Morgan, Inc.	107,508	4,083,154

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Kohl’s Corp.	34,291	$1,762,900
Kraft Foods Group, Inc.	101,882	5,616,755
Las Vegas Sands Corp.	49,900	2,889,210
Lockheed Martin Corp.	43,678	4,622,443
Lorillard, Inc.	242,362	10,285,843
LyondellBasell Industries NV, Class A	170,935	11,392,818
Marsh & McLennan Companies, Inc.	141,481	5,662,070
McDonald’s Corp.	61,656	5,954,120
Mead Johnson Nutrition Co.	27,030	2,191,322
Merck & Co., Inc.	3,537	165,178
Microchip Technology, Inc.	110,776	4,041,108
Microsoft Corp.	73,119	2,550,391
Morgan Stanley	224,643	5,818,254
Mosaic Co. (The)	82,079	4,992,045
Oracle Corp.	177,489	5,992,029
PepsiCo, Inc.	118,041	9,534,171
Pfizer, Inc.	563,600	15,346,828
PG&E Corp.	136,264	6,119,616
Philip Morris International, Inc.	50,077	4,552,500
PPL Corp.	131,944	3,918,737
Procter & Gamble Co. (The)	60,529	4,646,206
Public Service Enterprise Group, Inc.	103,841	3,430,907
RR Donnelley & Sons Co.	435,874	5,784,048
Sempra Energy	80,333	6,531,073
SYSCO Corp.	116,877	3,950,443
Target Corp.	85,036	5,910,002
U.S. Bancorp	205,700	7,211,842
United Technologies Corp.	59,300	5,627,570
Verizon Communications, Inc.	161,836	7,845,809
Walgreen Co.	81,790	3,906,290
Wells Fargo & Co.	391,178	15,862,268

Issuer		Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Williams Companies, Inc. (The)		116,967	$4,114,899
Total			357,005,923
Total Common Stocks (Cost: $669,114,991)			$777,948,797

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.3%
NETHERLANDS 0.3%
Volkswagen International Finance NV (b)
11/09/15	5.500%	1,700,000	$2,433,183
Total Convertible Bonds (Cost: $2,233,449)			$2,433,183

Issuer	Coupon Rate	Principal Amount	Value

Equity-Linked Notes 1.7%
UNITED STATES 1.7%
Goldman Sachs Group, Inc. (The) Mandatory Exchangeable Notes (linked to common stock of Merck & Co. Inc.) (b)
06/28/13	16.800%	296,670	$13,805,242
Total Equity-Linked Notes (Cost: $13,949,423)			$13,805,242

		Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.109% (c)(d)		4,306,252	$4,306,252
Total Money Market Funds (Cost: $4,306,252)			$4,306,252
Total Investments
(Cost: $689,604,115) (e)			$798,493,474(f)
Other Assets & Liabilities, Net			11,787,569
Net Assets			$810,281,043

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at May 31, 2013

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup	June 7, 2013	19,600,000	30,154,600	375,005	—
			(GBP)	(USD)
Citigroup	June 7, 2013	1,992,000,000	20,008,055	178,040	—
			(JPY)	(USD)
Total				553,045	—

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2013, the value of these securities amounted to $16,238,425 or 2.00% of net assets.

(c)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,863,036	221,055,500	(227,612,284)	4,306,252	12,119	4,306,252

(e)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $689,604,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$120,471,000
Unrealized Depreciation	(11,582,000)
Net Unrealized Appreciation	$108,889,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Currency Legend
GBP	British Pound
JPY	Japanese Yen
USD	U.S. Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,746,698	44,158,366	—	70,905,064
Consumer Staples	62,969,143	41,826,099	—	104,795,242
Energy	67,030,140	5,463,899	—	72,494,039
Financials	106,771,742	43,845,058	—	150,616,800
Health Care	50,571,988	28,063,995	—	78,635,983
Industrials	37,214,208	42,072,441	—	79,286,649
Information Technology	57,991,289	8,591,537	—	66,582,826
Materials	34,167,137	12,643,268	—	46,810,405
Telecommunication Services	36,388,969	26,577,077	—	62,966,046
Utilities	23,803,094	21,052,649	—	44,855,743
Total Equity Securities	503,654,408	274,294,389	—	777,948,797
Bonds
Convertible Bonds	—	2,433,183	—	2,433,183
Total Bonds	—	2,433,183	—	2,433,183
Other
Equity-Linked Notes	—	13,805,242	—	13,805,242
Money Market Funds	4,306,252	—	—	4,306,252
Total Other	4,306,252	13,805,242	—	18,111,494
Investments in Securities	507,960,660	290,532,814	—	798,493,474
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	553,045	—	553,045
Total	507,960,660	291,085,859	—	799,046,519

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, May 31, 2013.

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
1,778,502	—	—	1,778,502

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Greater China Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.1%

CONSUMER DISCRETIONARY 11.4%

Automobiles 2.5%

Great Wall Motor Co., Ltd., Class H	1,097,000	$5,210,303

Diversified Consumer Services 1.4%

New Oriental Education & Technology Group, ADR	129,007	2,880,726

Hotels, Restaurants & Leisure 3.9%

Galaxy Entertainment Group Ltd. (a)	457,000	2,372,330
Sands China Ltd.	366,800	1,935,253
Tsui Wah Holdings Ltd. (a)	5,538,000	3,790,101
Total		8,097,684

Household Durables 1.1%

Haier Electronics Group Co., Ltd. (a)	1,245,000	2,211,875

Internet & Catalog Retail 1.1%

Vipshop Holdings Ltd., ADR (a)	76,527	2,293,514

Specialty Retail 0.8%

Sa Sa International Holdings Ltd.	1,370,000	1,525,925

Textiles, Apparel & Luxury Goods 0.6%

Anta Sports Products Ltd.	1,361,000	1,259,227
TOTAL CONSUMER DISCRETIONARY		23,479,254

CONSUMER STAPLES 6.7%

Food & Staples Retailing 1.7%

Sun Art Retail Group Ltd.	2,442,500	3,456,480

Food Products 3.3%

Tingyi Cayman Islands Holding Corp.	1,306,000	3,353,755
Want Want China Holdings Ltd.	2,408,000	3,541,448
Total		6,895,203

Personal Products 1.7%

Hengan International Group Co., Ltd.	158,500	1,752,787
Prince Frog International Holdings Ltd.	2,442,000	1,699,728
Total		3,452,515
TOTAL CONSUMER STAPLES		13,804,198

Issuer	Shares	Value

Common Stocks (continued)

ENERGY 14.5%

Energy Equipment & Services 0.5%

Termbray Petro-King Oilfield Services Ltd. (a)	1,227,000	$981,587

Oil, Gas & Consumable Fuels 14.0%

China Petroleum & Chemical Corp., Class H	5,480,000	5,588,745
China Shenhua Energy Co., Ltd., Class H	1,773,000	5,761,228
CNOOC Ltd.	7,784,500	13,636,310
Kunlun Energy Co., Ltd.	536,000	1,022,947
PetroChina Co., Ltd., Class H	2,532,000	2,933,134
Total		28,942,364
TOTAL ENERGY		29,923,951

FINANCIALS 36.9%

Capital Markets 1.4%

Haitong Securities Co., Ltd., Class H (a)	1,926,800	2,883,380

Commercial Banks 18.2%

Bank of China Ltd., Class H	8,578,000	4,040,233
China Construction Bank Corp., Class H	16,912,340	13,635,246
China Merchants Bank Co., Ltd., Class H	1,941,090	3,884,654
Industrial & Commercial Bank of China Ltd., Class H	22,872,000	16,002,598
Total		37,562,731

Insurance 7.5%

China Life Insurance Co., Ltd., Class H	2,820,000	7,181,295
Ping An Insurance Group Co. of China Ltd., Class H	1,112,000	8,223,995
Total		15,405,290

Real Estate Management & Development 9.8%

China Overseas Land & Investment Ltd.	2,128,320	6,309,008
China Vanke Co., Ltd., Class B	5,482,510	10,932,134
KWG Property Holding Ltd.	1,484,000	976,740
Wharf Holdings Ltd.	230,000	2,035,157
Total		20,253,039
TOTAL FINANCIALS		76,104,440

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 4.3%

Life Sciences Tools & Services 1.2%

WuXi PharmaTech (Cayman), Inc. ADR (a)	115,926	$2,373,005

Pharmaceuticals 3.1%

China Medical System Holdings Ltd.	2,362,000	2,376,063
CSPC Pharmaceutical Group Ltd.	5,748,000	2,982,409
Sino Biopharmaceutical	1,556,000	1,084,525
Total		6,442,997
TOTAL HEALTH CARE		8,816,002

INDUSTRIALS 5.8%

Construction & Engineering 1.6%

China Communications Construction Co., Ltd., Class H	3,596,000	3,354,717

Industrial Conglomerates 0.6%

Beijing Enterprises Holdings Ltd.	150,000	1,221,197

Machinery 1.5%

CIMC Enric Holdings Ltd.	2,298,000	3,110,679

Road & Rail 1.0%

Guangshen Railway Co., Ltd., Class H	4,758,000	2,130,082

Transportation Infrastructure 1.1%

China Merchants Holdings International Co., Ltd.	668,000	2,202,082
TOTAL INDUSTRIALS		12,018,757

INFORMATION TECHNOLOGY 9.6%

Computers & Peripherals 1.1%

Lenovo Group Ltd.	2,260,000	2,309,623

Electronic Equipment, Instruments & Components 1.0%

Tong Hsing Electronic Industries Ltd.	252,000	1,117,363
Wasion Group Holdings Ltd.	1,550,000	1,041,333
Total		2,158,696

Internet Software & Services 7.0%

SINA Corp. (a)	32,719	1,887,886

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Internet Software & Services (continued)

Tencent Holdings Ltd.	318,600	$12,540,370
Total		14,428,256

Semiconductors & Semiconductor Equipment 0.5%

Spreadtrum Communications, Inc., ADR	52,330	1,018,342
TOTAL INFORMATION TECHNOLOGY		19,914,917

TELECOMMUNICATION SERVICES 5.6%

Diversified Telecommunication Services 2.6%

China Telecom Corp., Ltd., Class H	11,272,000	5,370,256

Wireless Telecommunication Services 3.0%

China Mobile Ltd.	582,000	6,154,249
TOTAL TELECOMMUNICATION SERVICES		11,524,505

UTILITIES 4.3%

Gas Utilities 1.3%

ENN Energy Holdings Ltd.	484,000	2,720,377

Independent Power Producers & Energy Traders 2.0%

China Resources Power Holdings Co., Ltd.	760,000	1,991,674
Huaneng Power International, Inc., Class H	2,068,000	2,109,089
Total		4,100,763

Water Utilities 1.0%

Guangdong Investment Ltd.	2,278,000	1,993,580
TOTAL UTILITIES		8,814,720

Total Common Stocks (Cost: $133,533,966)		$204,400,744

	Shares	Value

Money Market Funds 0.5%

Columbia Short-Term Cash Fund, 0.109% (b)(c)	983,855	$983,855

Total Money Market Funds (Cost: $983,855)		$983,855

Total Investments (Cost: $134,517,821) (d)		$205,384,599(e)
Other Assets & Liabilities, Net		794,339
Net Assets		$206,178,938

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,577,521	43,726,411	(44,320,077)	983,855	1,361	983,855

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $134,518,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$72,453,000
Unrealized Depreciation	(1,586,000)
Net Unrealized Appreciation	$70,867,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                         American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent semi-annual report dated February 28, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,174,241	18,305,013	—	23,479,254
Consumer Staples	—	13,804,198	—	13,804,198
Energy	—	29,923,951	—	29,923,951
Financials	—	76,104,440	—	76,104,440
Health Care	2,373,005	6,442,997	—	8,816,002
Industrials	—	12,018,757	—	12,018,757
Information Technology	2,906,228	17,008,689	—	19,914,917
Telecommunication Services	—	11,524,505	—	11,524,505
Utilities	—	8,814,720	—	8,814,720
Total Equity Securities	10,453,474	193,947,270	—	204,400,744
Other
Money Market Funds	983,855	—	—	983,855
Total Other	983,855	—	—	983,855
Total	11,437,329	193,947,270	—	205,384,599

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Mid Cap Growth Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%

CONSUMER DISCRETIONARY 27.1%
Auto Components 1.4%
Delphi Automotive PLC	747,023	$36,462,193
Distributors 0.5%
LKQ Corp. (a)	552,667	13,529,288
Hotels, Restaurants & Leisure 5.2%
Brinker International, Inc.	366,498	14,370,386
Dunkin’ Brands Group, Inc.	342,140	13,548,744
Panera Bread Co., Class A (a)	88,464	16,970,049
SeaWorld Entertainment, Inc. (a)	920,676	32,582,724
Starwood Hotels & Resorts Worldwide, Inc.	600,636	41,023,439
Wynn Resorts Ltd.	131,848	17,916,825
Total		136,412,167
Household Durables 1.5%
PulteGroup, Inc. (a)	887,960	19,171,057
Toll Brothers, Inc. (a)	570,631	19,498,461
Total		38,669,518
Internet & Catalog Retail 2.8%
Expedia, Inc.	392,760	22,567,989
Netflix, Inc. (a)	102,100	23,100,125
TripAdvisor, Inc. (a)	443,316	28,589,449
Total		74,257,563
Leisure Equipment & Products 1.6%
Mattel, Inc.	356,270	15,943,082
Polaris Industries, Inc.	289,345	27,635,341
Total		43,578,423
Media 5.2%
AMC Networks, Inc., Class A (a)	201,570	12,904,511
Charter Communications Operating LLC, Class A (a)	302,555	33,861,956
Discovery Communications, Inc., Class A (a)	408,637	32,225,114
Liberty Global, Inc., Class A (a)	294,525	21,706,492
Sirius XM Radio, Inc.	5,315,267	18,497,129
Virgin Media, Inc.	348,610	17,311,973
Total		136,507,175
Multiline Retail 2.0%
Dollar Tree, Inc. (a)	727,036	34,926,809
Macy’s, Inc.	366,699	17,726,230
Total		52,653,039
Specialty Retail 5.0%
AutoZone, Inc. (a)	54,526	22,291,864

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Dick’s Sporting Goods, Inc.	432,917	$22,658,876
Foot Locker, Inc.	396,089	13,593,774
PetSmart, Inc.	323,982	21,868,785
TJX Companies, Inc.	360,093	18,224,307
Ulta Salon Cosmetics & Fragrance, Inc. (a)	273,884	24,857,712
Urban Outfitters, Inc. (a)	214,520	8,994,824
Total		132,490,142
Textiles, Apparel & Luxury Goods 1.9%
Michael Kors Holdings Ltd. (a)	478,982	30,089,649
PVH Corp.	185,055	21,316,486
Total		51,406,135
TOTAL CONSUMER DISCRETIONARY		715,965,643
CONSUMER STAPLES 6.4%
Beverages 1.6%
Beam, Inc.	200,895	13,026,032
Constellation Brands, Inc., Class A (a)	302,780	16,050,368
Monster Beverage Corp. (a)	235,452	12,853,324
Total		41,929,724
Food & Staples Retailing 2.2%
Kroger Co. (The)	779,540	26,247,112
Whole Foods Market, Inc.	600,974	31,166,511
Total		57,413,623
Food Products 1.9%
Hershey Co. (The)	292,719	26,084,190
Mead Johnson Nutrition Co.	288,597	23,396,559
Total		49,480,749
Personal Products 0.7%
Estee Lauder Companies, Inc. (The), Class A	149,448	10,129,586
Herbalife Ltd.	219,721	10,254,379
Total		20,383,965
TOTAL CONSUMER STAPLES		169,208,061
ENERGY 6.3%
Energy Equipment & Services 2.3%
Cameron International Corp. (a)	547,485	33,325,412
Oceaneering International, Inc.	187,811	13,612,541
Superior Energy Services, Inc. (a)	482,670	12,877,636
Total		59,815,589

Issuer	Shares	Value

Common Stocks (continued)

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp.	473,193	$33,293,860
Cobalt International Energy, Inc. (a)	377,610	9,795,203
Concho Resources, Inc. (a)	350,717	29,340,984
Continental Resources, Inc. (a)	238,111	19,317,945
SM Energy Co.	217,870	13,211,637
Total		104,959,629
TOTAL ENERGY		164,775,218
FINANCIALS 8.4%
Capital Markets 1.5%
Affiliated Managers Group, Inc. (a)	246,316	40,395,824
Commercial Banks 1.7%
BankUnited, Inc.	517,447	12,718,847
First Republic Bank	351,752	13,071,104
Signature Bank (a)	248,866	19,207,478
Total		44,997,429
Diversified Financial Services 2.5%
IntercontinentalExchange, Inc. (a)	100,804	17,258,653
McGraw Hill Financial, Inc.	345,840	18,865,572
Moody’s Corp.	470,519	31,261,282
Total		67,385,507
Real Estate Investment Trusts (REITs) 2.3%
Home Properties, Inc.	275,509	16,742,682
Plum Creek Timber Co., Inc.	387,816	18,498,823
Rayonier, Inc.	442,961	24,540,040
Total		59,781,545
Thrifts & Mortgage Finance 0.4%
Ocwen Financial Corp. (a)	221,055	9,456,733
TOTAL FINANCIALS		222,017,038
HEALTH CARE 12.4%
Biotechnology 4.0%
Alexion Pharmaceuticals, Inc. (a)	85,314	8,321,527
Ariad Pharmaceuticals, Inc. (a)	989,485	18,147,155
Onyx Pharmaceuticals, Inc. (a)	255,156	24,354,640
Pharmacyclics, Inc. (a)	164,470	15,072,031
Regeneron Pharmaceuticals, Inc. (a)	76,199	18,430,252
Vertex Pharmaceuticals, Inc. (a)	266,160	21,375,310
Total		105,700,915

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 1.3%
Edwards Lifesciences Corp. (a)	312,618	$20,776,592
Sirona Dental Systems, Inc. (a)	183,631	13,026,783
Total		33,803,375
Health Care Providers & Services 2.4%
Brookdale Senior Living, Inc. (a)	579,115	16,417,910
Cardinal Health, Inc.	430,140	20,199,374
Catamaran Corp. (a)	297,881	14,661,703
DaVita HealthCare Partners, Inc. (a)	109,450	13,579,462
Total		64,858,449
Health Care Technology 1.4%
Cerner Corp. (a)	203,761	20,025,631
HMS Holdings Corp. (a)	665,754	16,577,275
Total		36,602,906
Life Sciences Tools & Services 1.0%
Illumina, Inc. (a)	384,350	27,027,492
Pharmaceuticals 2.3%
Actavis, Inc. (a)	259,042	31,937,288
Perrigo Co.	244,125	28,296,529
Total		60,233,817
TOTAL HEALTH CARE		328,226,954
INDUSTRIALS 15.0%
Airlines 1.4%
Delta Air Lines, Inc. (a)	2,007,835	36,161,108
Building Products 1.7%
Fortune Brands Home & Security, Inc.	710,948	30,058,882
USG Corp. (a)	526,482	14,388,753
Total		44,447,635
Commercial Services & Supplies 0.9%
Stericycle, Inc. (a)	227,243	24,942,192
Construction & Engineering 0.3%
KBR, Inc.	214,511	7,743,847
Electrical Equipment 2.2%
AMETEK, Inc.	573,203	24,733,709
Regal-Beloit Corp.	189,186	12,771,947
Rockwell Automation, Inc.	246,883	21,730,642
Total		59,236,298

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Machinery 2.1%
Cummins, Inc.	144,194	$17,249,928
Donaldson Co., Inc.	375,059	14,068,463
Ingersoll-Rand PLC	407,780	23,459,584
Total		54,777,975
Professional Services 2.1%
IHS, Inc., Class A (a)	147,540	15,510,880
Nielsen Holdings NV	408,433	13,849,963
Verisk Analytics, Inc., Class A (a)	454,131	26,711,986
Total		56,072,829
Road & Rail 1.9%
CSX Corp.	463,993	11,697,264
JB Hunt Transport Services, Inc.	184,425	13,584,745
Kansas City Southern	223,552	24,747,206
Total		50,029,215
Trading Companies & Distributors 2.4%
Fastenal Co.	373,982	19,514,381
United Rentals, Inc. (a)	299,708	17,035,402
WW Grainger, Inc.	102,650	26,426,216
Total		62,975,999
TOTAL INDUSTRIALS		396,387,098
INFORMATION TECHNOLOGY 14.8%
Electronic Equipment, Instruments & Components 0.9%
Amphenol Corp., Class A	186,944	14,562,938
Trimble Navigation Ltd. (a)	289,370	8,073,423
Total		22,636,361
Internet Software & Services 2.8%
CoStar Group, Inc. (a)	146,929	16,428,131
Equinix, Inc. (a)	184,717	37,431,053
LinkedIn Corp., Class A (a)	122,990	20,604,515
Total		74,463,699
IT Services 4.3%
Alliance Data Systems Corp. (a)	199,250	35,285,182
Cognizant Technology Solutions Corp., Class A (a)	209,540	13,546,761
Gartner, Inc. (a)	237,350	13,436,384
Teradata Corp. (a)	454,354	25,330,236
Vantiv, Inc., Class A (a)	540,397	14,379,964
Western Union Co. (The)	725,940	11,890,897
Total		113,869,424
Semiconductors & Semiconductor Equipment 1.8%
Avago Technologies Ltd.	297,695	11,226,079

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
KLA-Tencor Corp.	240,012	$13,510,276
Maxim Integrated Products, Inc.	274,560	8,096,774
Xilinx, Inc.	333,205	13,544,783
Total		46,377,912
Software 5.0%
Autodesk, Inc. (a)	268,014	10,112,168
Citrix Systems, Inc. (a)	217,333	13,985,379
Electronic Arts, Inc. (a)	624,900	14,366,451
Informatica Corp. (a)	254,270	9,245,257
Intuit, Inc.	507,295	29,646,320
Red Hat, Inc. (a)	261,559	12,614,991
SolarWinds, Inc. (a)	498,810	21,024,841
Splunk, Inc. (a)	473,261	22,129,684
Total		133,125,091
TOTAL INFORMATION TECHNOLOGY		390,472,487

MATERIALS 6.4%
Chemicals 3.6%
CF Industries Holdings, Inc.	131,740	25,157,071
Eastman Chemical Co.	256,463	18,393,526
Sherwin-Williams Co. (The)	277,125	52,246,376
Total		95,796,973
Containers & Packaging 1.3%
Crown Holdings, Inc. (a)	388,310	16,444,929
Rock Tenn Co., Class A	177,736	17,556,762
Total		34,001,691
Metals & Mining 0.7%
Royal Gold, Inc.	353,304	19,346,927
Paper & Forest Products 0.8%
International Paper Co.	431,855	19,930,108
TOTAL MATERIALS		169,075,699
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
Crown Castle International Corp. (a)	300,758	21,429,007
SBA Communications Corp., Class A (a)	268,651	20,221,361
Total		41,650,368
TOTAL TELECOMMUNICATION SERVICES		41,650,368

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES 0.9%
Electric Utilities 0.9%
ITC Holdings Corp.	280,991	$24,325,391
TOTAL UTILITIES		24,325,391
Total Common Stocks (Cost: $2,042,793,169)		$2,622,103,957

	Shares	Value

Money Market Funds 0.8%

Columbia Short-Term Cash Fund, 0.109% (b)(c)	22,288,308	$22,288,308
Total Money Market Funds (Cost: $22,288,308)		$22,288,308
Total Investments
(Cost: $2,065,081,477) (d)		$2,644,392,265(e)
Other Assets & Liabilities, Net		(1,344,527)
Net Assets		$2,643,047,738

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at May 31, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	60,584,979	596,576,785	(634,873,456)	22,288,308	45,097	22,288,308

(d)                                     At May 31, 2013, the cost of securities for federal income tax purposes was approximately $2,065,081,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$595,870,000
Unrealized Depreciation	(16,559,000)
Net Unrealized Appreciation	$579,311,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	715,965,643	—	—	715,965,643
Consumer Staples	169,208,061	—	—	169,208,061
Energy	164,775,218	—	—	164,775,218
Financials	222,017,038	—	—	222,017,038
Health Care	328,226,954	—	—	328,226,954
Industrials	396,387,098	—	—	396,387,098
Information Technology	390,472,487	—	—	390,472,487
Materials	169,075,699	—	—	169,075,699
Telecommunication Services	41,650,368	—	—	41,650,368
Utilities	24,325,391	—	—	24,325,391
Total Equity Securities	2,622,103,957	—	—	2,622,103,957
Other
Money Market Funds	22,288,308	—	—	22,288,308
Total Other	22,288,308	—	—	22,288,308
Total	2,644,392,265	—	—	2,644,392,265

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Core Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%

CONSUMER DISCRETIONARY 11.1%
Auto Components 1.2%
Dorman Products, Inc.	157,806	$7,027,101
Modine Manufacturing Co. (a)	640,396	6,564,059
Total		13,591,160
Diversified Consumer Services 0.6%
Steiner Leisure Ltd. (a)	138,718	7,045,487
Hotels, Restaurants & Leisure 1.8%
Bob Evans Farms, Inc.	103,272	4,767,036
CEC Entertainment, Inc.	222,089	8,894,664
Diversified Restaurant Holdings, Inc. (a)	479,602	3,534,667
Morgans Hotel Group Co. (a)	620,431	4,163,092
Total		21,359,459
Household Durables 1.6%
Helen of Troy Ltd. (a)	177,476	7,040,473
Jarden Corp. (a)	159,000	7,406,220
TRI Pointe Homes, Inc. (a)	208,000	3,502,720
Total		17,949,413
Leisure Equipment & Products 0.4%
Callaway Golf Co.	751,209	5,145,782
Media 1.6%
John Wiley & Sons, Inc., Class A	319,730	12,693,281
Valassis Communications, Inc.	214,748	5,581,300
Total		18,274,581
Specialty Retail 3.9%
Bebe Stores, Inc.	537,170	2,932,948
Buckle, Inc. (The)	145,261	7,768,558
CST Brands, Inc. (a)	105,260	3,198,851
Express, Inc. (a)	296,593	6,465,727
Penske Automotive Group, Inc.	266,740	8,565,022
Rent-A-Center, Inc.	260,982	9,546,722
Wet Seal, Inc. (The), Class A (a)	1,408,240	6,984,871
Total		45,462,699
TOTAL CONSUMER DISCRETIONARY		128,828,581
CONSUMER STAPLES 1.3%
Food & Staples Retailing 0.4%
Casey’s General Stores, Inc.	77,837	4,729,376
Food Products 0.4%
Ingredion, Inc.	73,141	4,982,365

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Personal Products 0.5%
Elizabeth Arden, Inc. (a)	119,097	$5,609,469
TOTAL CONSUMER STAPLES		15,321,210
ENERGY 6.4%
Energy Equipment & Services 4.2%
Gulfmark Offshore, Inc., Class A	199,586	9,153,014
Helix Energy Solutions Group, Inc. (a)	300,600	7,172,316
ION Geophysical Corp. (a)	527,280	3,369,319
Newpark Resources, Inc. (a)	546,796	6,096,775
Oceaneering International, Inc.	63,422	4,596,827
Tetra Technologies, Inc. (a)	1,334,861	13,895,903
Unit Corp. (a)	108,570	4,904,107
Total		49,188,261
Oil, Gas & Consumable Fuels 2.2%
BPZ Resources, Inc. (a)	743,040	1,434,067
Carrizo Oil & Gas, Inc. (a)	154,400	3,961,904
Diamondback Energy, Inc. (a)	234,853	7,930,986
EXCO Resources, Inc.	377,027	3,065,229
Matador Resources Co. (a)	390,672	3,898,907
Resolute Energy Corp. (a)	583,849	4,916,009
Total		25,207,102
TOTAL ENERGY		74,395,363
FINANCIALS 18.4%
Capital Markets 1.7%
FXCM, Inc., Class A	329,380	4,568,501
INTL FCStone, Inc. (a)	66,640	1,182,860
Investment Technology Group, Inc. (a)	647,556	8,942,748
Waddell & Reed Financial, Inc., Class A	116,955	5,384,608
Total		20,078,717
Commercial Banks 6.7%
BBCN Bancorp, Inc.	342,690	4,417,274
Bryn Mawr Bank Corp.	319,801	7,253,087
Centerstate Banks, Inc.	167,134	1,434,010
Financial Institutions, Inc.	270,530	5,278,040
Iberiabank Corp.	100,165	5,162,504
National Bank Holdings Corp., Class A	254,599	4,618,426
OFG Bancorp	1,083,099	19,257,500
SCBT Financial Corp.	154,786	7,747,040
Simmons First National Corp., Class A	142,360	3,662,923
Southwest Bancorp, Inc. (a)	667,223	8,914,099
Susquehanna Bancshares, Inc.	365,429	4,388,802

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)
Commercial Banks (continued)
Union First Market Bankshares Corp.	303,664	$6,079,353
Total		78,213,058
Consumer Finance 1.1%
Cash America International, Inc.	269,255	12,846,156
Insurance 3.2%
AMERISAFE, Inc.	172,653	5,858,116
Arthur J Gallagher & Co.	127,840	5,584,051
CNO Financial Group, Inc.	570,450	7,039,353
Enstar Group Ltd. (a)	57,732	7,289,820
Horace Mann Educators Corp.	217,747	5,291,252
National Interstate Corp.	80,527	2,336,088
State Auto Financial Corp.	167,364	3,056,067
Total		36,454,747
Real Estate Investment Trusts (REITs) 4.9%
Acadia Realty Trust	183,936	4,767,621
American Campus Communities, Inc.	138,982	5,674,635
AmREIT, Inc.	200,358	3,983,117
Chesapeake Lodging Trust	259,230	5,845,636
Cousins Properties, Inc.	470,680	4,857,418
DuPont Fabros Technology, Inc.	177,971	4,312,237
First Potomac Realty Trust	476,298	6,515,757
Mack-Cali Realty Corp.	138,140	3,660,710
STAG Industrial, Inc.	446,038	9,812,836
Summit Hotel Properties, Inc.	739,518	7,299,043
Total		56,729,010
Thrifts & Mortgage Finance 0.8%
Berkshire Hills Bancorp, Inc.	184,027	4,937,444
Dime Community Bancshares, Inc.	309,577	4,461,005
Total		9,398,449
TOTAL FINANCIALS		213,720,137
HEALTH CARE 11.7%
Biotechnology 1.1%
Myriad Genetics, Inc. (a)	280,665	9,009,346
Repligen Corp. (a)	394,871	3,269,532
Total		12,278,878
Health Care Equipment & Supplies 6.0%
Analogic Corp.	162,066	12,882,626
Atrion Corp.	33,293	7,340,441
Greatbatch, Inc. (a)	167,053	5,380,777
Haemonetics Corp. (a)	105,641	4,360,861
Hill-Rom Holdings, Inc.	144,700	5,228,011

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Invacare Corp.	487,837	$7,561,474
Staar Surgical Co. (a)	1,598,898	14,230,192
Teleflex, Inc.	60,880	4,768,730
Thoratec Corp. (a)	136,090	4,241,925
West Pharmaceutical Services, Inc.	54,290	3,721,580
Total		69,716,617
Health Care Providers & Services 4.3%
Air Methods Corp.	366,162	13,709,106
LifePoint Hospitals, Inc. (a)	51,725	2,572,284
Magellan Health Services, Inc. (a)	159,386	8,686,537
Owens & Minor, Inc.	51,578	1,762,936
Providence Service Corp. (The) (a)(b)	876,320	23,099,795
Total		49,830,658
Life Sciences Tools & Services 0.3%
Bruker Corp. (a)	245,710	4,061,586
TOTAL HEALTH CARE		135,887,739
INDUSTRIALS 22.1%
Aerospace & Defense 2.4%
AAR Corp.	321,667	6,452,640
American Science & Engineering, Inc.	138,830	8,335,353
LMI Aerospace, Inc. (a)	258,132	4,899,345
Moog, Inc., Class A (a)	96,391	4,826,298
Teledyne Technologies, Inc. (a)	50,500	3,899,610
Total		28,413,246
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	213,313	9,901,989
Commercial Services & Supplies 2.8%
ACCO Brands Corp. (a)	879,170	6,286,065
Consolidated Graphics, Inc. (a)	41,395	1,931,491
McGrath Rentcorp	289,228	9,553,201
Standard Parking Corp. (a)	191,717	4,277,206
Unifirst Corp.	110,410	10,477,909
Total		32,525,872
Construction & Engineering 3.7%
Argan, Inc.	300,385	4,881,256
EMCOR Group, Inc.	197,317	7,843,351
Great Lakes Dredge & Dock Corp.	718,995	5,967,659
MasTec, Inc. (a)	352,578	11,211,980
Northwest Pipe Co. (a)	80,633	2,216,601
Primoris Services Corp.	325,000	6,925,750

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
Sterling Construction Co., Inc. (a)	332,359	$3,439,916
Total		42,486,513
Electrical Equipment 2.8%
Belden, Inc.	231,330	12,364,588
Global Power Equipment Group, Inc.	273,755	4,352,705
LSI Industries, Inc.	1,126,398	9,180,144
Regal-Beloit Corp.	100,287	6,770,375
Total		32,667,812
Machinery 5.1%
Actuant Corp., Class A	229,750	7,811,500
Albany International Corp., Class A	360,201	11,432,780
Douglas Dynamics, Inc.	121,000	1,691,580
ESCO Technologies, Inc.	100,975	3,243,317
Key Technology, Inc. (a)(b)	277,456	4,225,655
Miller Industries, Inc.	279,716	4,578,951
PMFG, Inc. (a)	593,578	3,792,963
Tennant Co.	78,049	3,850,938
Terex Corp. (a)	186,700	6,696,929
Wabash National Corp. (a)	1,139,641	11,966,230
Total		59,290,843
Marine 0.4%
Rand Logistics, Inc. (a)	834,209	4,671,570
Professional Services 1.7%
FTI Consulting, Inc. (a)	175,732	6,676,059
Hudson Global, Inc. (a)	301,226	695,832
Kforce, Inc.	624,699	9,301,768
Navigant Consulting, Inc. (a)	240,938	3,175,563
Total		19,849,222
Road & Rail 0.5%
Marten Transport Ltd.	234,840	5,633,812
Trading Companies & Distributors 1.9%
Kaman Corp.	237,655	8,058,881
Rush Enterprises, Inc., Class A (a)	232,950	5,986,815
Rush Enterprises, Inc., Class B (a)	162,361	3,597,920
Titan Machinery, Inc. (a)	207,310	4,251,928
Total		21,895,544
TOTAL INDUSTRIALS		257,336,423
INFORMATION TECHNOLOGY 20.0%
Communications Equipment 2.0%
ADTRAN, Inc.	223,706	5,172,083

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
InterDigital, Inc.	166,270	$7,646,757
Performance Technologies, Inc. (a)(b)	643,041	829,523
Plantronics, Inc.	215,557	9,958,733
Total		23,607,096
Computers & Peripherals 0.2%
Intevac, Inc. (a)	479,033	2,304,149
Electronic Equipment, Instruments & Components 6.8%
Anixter International, Inc. (a)	114,420	8,779,446
Benchmark Electronics, Inc. (a)	612,864	11,950,848
Cognex Corp.	146,745	6,593,253
CTS Corp.	443,240	5,327,745
FARO Technologies, Inc. (a)	198,266	7,419,114
GSI Group, Inc. (a)	497,021	4,045,751
Littelfuse, Inc.	103,625	7,615,401
Newport Corp. (a)	402,496	5,296,847
Plexus Corp. (a)	509,832	14,876,898
Rogers Corp. (a)	151,255	6,998,569
Total		78,903,872
Internet Software & Services 2.1%
Digital River, Inc. (a)	429,256	7,499,102
Liquidity Services, Inc. (a)	65,890	2,636,259
Saba Software, Inc. (a)	402,190	3,480,954
Stamps.com, Inc. (a)	215,890	8,229,727
TechTarget, Inc. (a)	616,000	2,735,040
Total		24,581,082
IT Services 3.3%
Acxiom Corp. (a)	268,169	5,897,036
Computer Task Group, Inc.	346,896	7,742,719
CoreLogic, Inc. (a)	188,782	4,946,089
DST Systems, Inc.	127,540	8,695,677
Global Cash Access Holdings, Inc. (a)	534,194	3,525,680
PRGX Global, Inc. (a)(b)	1,445,048	7,918,863
Total		38,726,064
Semiconductors & Semiconductor Equipment 2.3%
ATMI, Inc. (a)	402,080	9,597,650
BTU International, Inc. (a)	292,872	723,394
Fairchild Semiconductor International, Inc. (a)	453,897	6,586,045
Pericom Semiconductor Corp. (a)	401,062	2,811,445
Volterra Semiconductor Corp. (a)	443,519	6,235,877
Total		25,954,411

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Software 3.3%
Accelrys, Inc. (a)	835,490	$6,967,987
American Software, Inc., Class A	444,394	3,777,349
Mentor Graphics Corp.	146,404	2,780,212
Progress Software Corp. (a)	568,087	13,355,725
Websense, Inc. (a)	464,640	11,546,304
Total		38,427,577
TOTAL INFORMATION TECHNOLOGY		232,504,251
MATERIALS 5.1%
Chemicals 3.3%
H.B. Fuller Co.	287,891	11,967,629
Innophos Holdings, Inc.	111,442	5,636,736
Omnova Solutions, Inc. (a)	885,729	6,563,252
Sensient Technologies Corp.	272,221	11,234,561
Stepan Co.	62,917	3,399,405
Total		38,801,583
Containers & Packaging 0.8%
Greif, Inc., Class A	179,130	9,332,673
Metals & Mining 0.5%
Universal Stainless & Alloy Products, Inc. (a)	177,940	5,638,919
Paper & Forest Products 0.5%
PH Glatfelter Co.	210,062	5,194,833
TOTAL MATERIALS		58,968,008

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
General Communication, Inc., Class A (a)	867,670	$7,540,052
TOTAL TELECOMMUNICATION SERVICES		7,540,052
UTILITIES 1.9%
Electric Utilities 0.4%
Allete, Inc.	108,400	5,129,488
Gas Utilities 1.5%
Laclede Group, Inc. (The)	105,216	4,979,874
New Jersey Resources Corp.	116,869	5,303,515
South Jersey Industries, Inc.	121,350	7,089,267
Total		17,372,656
TOTAL UTILITIES		22,502,144
Total Common Stocks (Cost: $881,161,590)		$1,147,003,908

	Shares	Value

Money Market Funds 1.5%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	17,704,968	$17,704,968
Total Money Market Funds (Cost: $17,704,968)		$17,704,968
Total Investments
(Cost: $898,866,558) (d)		$1,164,708,876(e)
Other Assets & Liabilities, Net		(1,183,792)
Net Assets		$1,163,525,084

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	25,948,350	215,168,130	(223,411,512)	—	17,704,968	27,375	17,704,968
Key Technology, Inc.*	3,422,025	49,813	—	—	3,471,838	—	4,225,655
Performance Technologies, Inc.	5,454,067		—	—	5,454,067	—	829,523
PRGX Global, Inc.*	6,001,865	2,811,215			8,813,080	—	7,918,863
Providence Service Corp. (The)	13,857,360	2,487,723	(3,197,941)	(238,372)	12,908,770	—	23,099,795
Total	54,683,667	220,516,881	(226,609,453)	(238,372)	48,352,723	27,375	53,778,804

* Issuer was not an affiliate for the entire period ended May 31, 2013.

(c)                                     The rate shown is the seven-day current annualized yield at May 31, 2013.

(d)                                     At May 31, 2013, the cost of securities for federal income tax purposes was approximately $898,867,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$309,784,000
Unrealized Depreciation	(43,942,000)
Net Unrealized Appreciation	$265,842,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	128,828,581	—	—	128,828,581
Consumer Staples	15,321,210	—	—	15,321,210
Energy	74,395,363	—	—	74,395,363
Financials	213,720,137	—	—	213,720,137
Health Care	135,887,739	—	—	135,887,739
Industrials	257,336,423	—	—	257,336,423
Information Technology	232,504,251	—	—	232,504,251
Materials	58,968,008	—	—	58,968,008
Telecommunication Services	7,540,052	—	—	7,540,052
Utilities	22,502,144	—	—	22,502,144
Total Equity Securities	1,147,003,908	—	—	1,147,003,908
Other
Money Market Funds	17,704,968	—	—	17,704,968
Total Other	17,704,968	—	—	17,704,968
Total	1,164,708,876	—	—	1,164,708,876

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Small Cap Growth Fund I

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%

CONSUMER DISCRETIONARY 17.6%

Diversified Consumer Services 1.0%

LifeLock, Inc. (a)	1,375,500	$14,195,160

Hotels, Restaurants & Leisure 3.7%

Bloomin’ Brands, Inc. (a)	289,927	6,743,702
Domino’s Pizza, Inc.	462,217	27,395,602
Six Flags Entertainment Corp.	221,340	16,505,324
Total		50,644,628

Household Durables 0.9%

Standard Pacific Corp. (a)	1,092,700	9,670,395
TRI Pointe Homes, Inc. (a)	166,500	2,803,860
Total		12,474,255

Internet & Catalog Retail 1.2%

HomeAway, Inc. (a)	545,471	16,680,503

Leisure Equipment & Products 0.7%

Brunswick Corp.	262,809	8,822,498

Media 3.0%

IMAX Corp. (a)	283,300	7,340,303
National CineMedia, Inc.	273,511	4,543,018
Nexstar Broadcasting Group, Inc., Class A	326,552	9,143,456
Pandora Media, Inc. (a)	601,600	10,239,232
Sinclair Broadcast Group, Inc., Class A	373,542	10,096,840
Total		41,362,849

Specialty Retail 5.5%

Cabela’s, Inc. (a)	110,313	7,397,590
Conn’s, Inc. (a)	227,415	11,195,640
Lumber Liquidators Holdings, Inc. (a)	190,662	15,655,257
Pier 1 Imports, Inc.	779,411	18,074,541
Tile Shop Holdings, Inc. (a)	612,392	15,677,235
Vitamin Shoppe, Inc. (a)	166,439	7,280,042
Total		75,280,305

Textiles, Apparel & Luxury Goods 1.7%

Fifth & Pacific Companies, Inc. (a)	540,800	11,621,792
Tumi Holdings, Inc. (a)	457,810	11,101,893
Total		22,723,685
TOTAL CONSUMER DISCRETIONARY		242,183,883

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES 2.4%

Food & Staples Retailing 0.4%

Susser Holdings Corp. (a)	112,524	$5,326,886

Food Products 0.6%

TreeHouse Foods, Inc. (a)	134,200	8,787,416

Personal Products 1.4%

Elizabeth Arden, Inc. (a)	398,850	18,785,835
TOTAL CONSUMER STAPLES		32,900,137

ENERGY 5.5%

Energy Equipment & Services 0.8%

Dril-Quip, Inc. (a)	82,121	7,427,845
Forum Energy Technologies, Inc. (a)	134,997	4,008,061
Total		11,435,906

Oil, Gas & Consumable Fuels 4.7%

Carrizo Oil & Gas, Inc. (a)	322,314	8,270,577
Energy XXI Bermuda Ltd.	374,336	9,556,798
Gulfport Energy Corp. (a)	188,293	8,979,693
Oasis Petroleum, Inc. (a)	473,628	17,600,017
PDC Energy, Inc. (a)	94,867	4,856,242
Western Refining, Inc.	221,755	7,399,964
World Fuel Services Corp.	172,000	7,005,560
Total		63,668,851
TOTAL ENERGY		75,104,757

FINANCIALS 7.6%

Commercial Banks 1.5%

BankUnited, Inc.	283,000	6,956,140
Signature Bank (a)	180,688	13,945,500
Total		20,901,640

Consumer Finance 1.8%

DFC Global Corp. (a)	470,019	7,003,283
Portfolio Recovery Associates, Inc. (a)	115,826	17,636,825
Total		24,640,108

Real Estate Investment Trusts (REITs) 3.6%

DiamondRock Hospitality Co.	1,482,553	14,099,079
Omega Healthcare Investors, Inc.	365,392	11,842,355
Redwood Trust, Inc.	404,568	7,751,523
Summit Hotel Properties, Inc.	930,315	9,182,209
Tanger Factory Outlet Centers	170,923	5,893,425
Total		48,768,591

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Thrifts & Mortgage Finance 0.7%

Radian Group, Inc.	743,400	$9,567,558
TOTAL FINANCIALS		103,877,897

HEALTH CARE 22.7%

Biotechnology 8.4%

Alkermes PLC (a)	278,145	8,692,031
Alnylam Pharmaceuticals, Inc. (a)	450,860	13,809,842
Ariad Pharmaceuticals, Inc. (a)	676,553	12,407,982
Astex Pharmaceuticals (a)	983,900	4,771,915
Dynavax Technologies Corp. (a)	1,532,705	4,000,360
Infinity Pharmaceuticals, Inc. (a)	380,120	10,244,234
Keryx Biopharmaceuticals, Inc. (a)	651,519	5,218,667
Onyx Pharmaceuticals, Inc. (a)	92,949	8,871,982
Pharmacyclics, Inc. (a)	172,800	15,835,392
Puma Biotechnology, Inc. (a)	228,978	8,914,114
Sarepta Therapeutics, Inc. (a)	146,986	5,195,955
TESARO, Inc. (a)	377,696	12,920,980
Theravance, Inc. (a)	127,200	4,457,088
Total		115,340,542

Health Care Equipment & Supplies 5.2%

Align Technology, Inc. (a)	649,846	23,231,994
Cerus Corp. (a)	1,241,067	6,379,084
Endologix, Inc. (a)	355,679	4,780,326
HeartWare International, Inc. (a)	130,992	11,955,640
Insulet Corp. (a)	419,096	12,514,207
NxStage Medical, Inc. (a)	867,118	12,096,296
Total		70,957,547

Health Care Providers & Services 3.1%

Air Methods Corp.	290,200	10,865,088
Brookdale Senior Living, Inc. (a)	745,488	21,134,585
IPC The Hospitalist Co., Inc. (a)	226,793	11,058,427
Total		43,058,100

Health Care Technology 2.8%

athenahealth, Inc.	90,593	7,659,638
HMS Holdings Corp. (a)	894,075	22,262,467
Vocera Communications, Inc. (a)	563,701	8,320,227
Total		38,242,332

Life Sciences Tools & Services 1.2%

ICON PLC (a)	464,274	15,943,169

Pharmaceuticals 2.0%

Impax Laboratories, Inc. (a)	845,770	16,027,342

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC (a)	177,451	$12,061,344
Total		28,088,686
TOTAL HEALTH CARE		311,630,376

INDUSTRIALS 15.2%

Aerospace & Defense 0.1%

LMI Aerospace, Inc. (a)	102,660	1,948,487

Airlines 1.7%

Alaska Air Group, Inc. (a)	113,288	6,437,024
U.S. Airways Group, Inc. (a)	921,357	16,188,243
Total		22,625,267

Building Products 0.9%

USG Corp. (a)	431,561	11,794,562

Commercial Services & Supplies 0.7%

Tetra Tech, Inc. (a)	336,962	9,290,042

Electrical Equipment 1.2%

Acuity Brands, Inc.	138,974	10,432,778
Regal-Beloit Corp.	86,789	5,859,126
Total		16,291,904

Machinery 1.6%

Chart Industries, Inc. (a)	86,245	8,389,914
CLARCOR, Inc.	112,228	6,087,247
Wabash National Corp. (a)	669,881	7,033,750
Total		21,510,911

Marine 0.8%

Costamare, Inc.	673,661	11,324,241

Professional Services 2.1%

Advisory Board Co. (The) (a)	153,316	8,096,618
TrueBlue, Inc. (a)	330,100	7,770,554
Wageworks, Inc. (a)	467,711	13,549,588
Total		29,416,760

Road & Rail 3.4%

Avis Budget Group, Inc. (a)	379,729	12,591,814
Genesee & Wyoming, Inc., Class A (a)	98,715	8,790,571
Roadrunner Transportation Systems, Inc. (a)	516,872	14,317,354
Werner Enterprises, Inc.	426,854	10,684,155
Total		46,383,894

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Trading Companies & Distributors 2.7%
TAL International Group, Inc.	309,273	$13,069,877
Titan Machinery, Inc. (a)	433,165	8,884,214
United Rentals, Inc. (a)	273,069	15,521,242
Total		37,475,333
TOTAL INDUSTRIALS		208,061,401

INFORMATION TECHNOLOGY 22.8%

Communications Equipment 0.6%

Ciena Corp. (a)	473,900	7,933,086

Electronic Equipment, Instruments & Components 3.4%

Cognex Corp.	287,215	12,904,570
FEI Co.	180,600	13,005,006
OSI Systems, Inc. (a)	251,830	14,565,847
Universal Display Corp. (a)	227,741	6,782,127
Total		47,257,550

Internet Software & Services 6.3%

Cornerstone OnDemand, Inc. (a)	305,939	12,433,361
CoStar Group, Inc. (a)	152,976	17,104,247
OpenTable, Inc. (a)	348,700	23,258,290
Shutterstock, Inc. (a)	124,042	5,872,148
Trulia, Inc. (a)	410,469	12,617,817
Yelp, Inc. (a)	526,498	15,694,905
Total		86,980,768

IT Services 1.2%

Cardtronics, Inc. (a)	251,463	7,174,239
WEX, Inc. (a)	135,954	10,042,922
Total		17,217,161

Semiconductors & Semiconductor Equipment 0.4%

Silicon Laboratories, Inc. (a)	119,883	5,150,174

Software 10.8%

Aspen Technology, Inc. (a)	617,639	18,912,106
CommVault Systems, Inc. (a)	240,346	16,824,220
Guidewire Software, Inc. (a)	353,130	14,464,205
Imperva, Inc. (a)	236,359	9,414,179
Infoblox, Inc. (a)	324,477	7,894,525
Proofpoint, Inc. (a)	402,284	8,126,137
QLIK Technologies, Inc. (a)	418,375	12,869,215
Rovi Corp. (a)	279,000	7,198,200
Splunk, Inc. (a)	303,304	14,182,495
TiVo, Inc. (a)	967,922	12,524,911
Tyler Technologies, Inc. (a)	117,941	8,139,108

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software (continued)
Ultimate Software Group, Inc. (a)	155,050	$17,257,065
Total		147,806,366
TOTAL INFORMATION TECHNOLOGY		312,345,105

MATERIALS 2.3%

Chemicals 0.8%

Axiall Corp.	252,900	10,912,635

Construction Materials 1.5%

Eagle Materials, Inc.	289,305	21,336,244
TOTAL MATERIALS		32,248,879

TELECOMMUNICATION SERVICES 1.3%

Diversified Telecommunication Services 1.3%

Cogent Communications Group, Inc.	633,172	17,405,898
TOTAL TELECOMMUNICATION SERVICES		17,405,898

UTILITIES 0.6%

Electric Utilities 0.6%

UIL Holdings Corp.	231,191	9,007,201
TOTAL UTILITIES		9,007,201

Total Common Stocks (Cost: $1,024,707,748)		$1,344,765,534

Rights —%

ENERGY —%

Oil, Gas & Consumable Fuels —%

CVR Energy, Inc.(a)(b)(c)(d)	11,473	$—
TOTAL ENERGY		—

Total Rights (Cost: $—)		$—

Warrants —%

ENERGY —%

Oil, Gas & Consumable Fuels —%

Magnum Hunter Resources Corp. (a)(b)	111,329	$96

Issuers	Shares	Value

Warrants (continued)

ENERGY (CONTINUED)

Oil, Gas & Consumable Fuels (continued)

TOTAL ENERGY		96

Total Warrants (Cost: $93,775)		$96

	Shares	Value

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 0.109% (e)(f)	20,702,921	$20,702,921

Total Money Market Funds (Cost: $20,702,921)		$20,702,921

Total Investments
(Cost: $1,045,504,444) (g)		$1,365,468,551(h)
Other Assets & Liabilities, Net		6,677,135
Net Assets		$1,372,145,686

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at May 31, 2013 was $96, representing less than 0.01% of net assets. Information concerning such security holdings at May 31, 2013 is as follows:

Security Description	Acquisition Dates	Cost ($)
CVR Energy, Inc.	05-07-12	—

Magnum Hunter Resources Corp.	03-07-11 - 06-29-11	93,775

(c)	Negligible market value.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2013, the value of these securities amounted to $0, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,046,846	362,634,699	(350,978,624)	20,702,921	22,038	20,702,921

(g)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,045,504,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$337,980,000
Unrealized Depreciation	(18,015,000)
Net Unrealized Appreciation	$319,965,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	242,183,883	—	—	242,183,883
Consumer Staples	32,900,137	—	—	32,900,137
Energy	75,104,757	—	—	75,104,757
Financials	103,877,897	—	—	103,877,897
Health Care	311,630,376	—	—	311,630,376
Industrials	208,061,401	—	—	208,061,401
Information Technology	312,345,105	—	—	312,345,105
Materials	32,248,879	—	—	32,248,879
Telecommunication Services	17,405,898	—	—	17,405,898
Utilities	9,007,201	—	—	9,007,201
Rights
Energy	—	—	—	—
Warrants
Energy	—	96	—	96
Total Equity Securities	1,344,765,534	96	—	1,344,765,630
Other
Money Market Funds	20,702,921	—	—	20,702,921
Total Other	20,702,921	—	—	20,702,921
Total	1,365,468,455	96	—	1,365,468,551

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Technology Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 9.4%
Diversified Consumer Services 1.1%
LifeLock, Inc. (a)	143,634	$1,482,303
Internet & Catalog Retail 5.4%
Amazon.com, Inc. (a)	10,495	2,823,470
HomeAway, Inc. (a)	32,505	994,003
Netflix, Inc. (a)	3,065	693,456
priceline.com, Inc. (a)	2,017	1,621,527
TripAdvisor, Inc. (a)	24,245	1,563,560
Total		7,696,016
Media 2.9%
Charter Communications Operating LLC, Class A (a)	7,300	817,016
Comcast Corp., Class A	35,150	1,411,272
Pandora Media, Inc. (a)	20,490	348,740
Walt Disney Co. (The)	24,860	1,568,169
Total		4,145,197
TOTAL CONSUMER DISCRETIONARY		13,323,516
INDUSTRIALS 1.2%
Professional Services 1.2%
Nielsen Holdings NV	30,690	1,040,698
Verisk Analytics, Inc., Class A (a)	11,375	669,078
Total		1,709,776
TOTAL INDUSTRIALS		1,709,776
INFORMATION TECHNOLOGY 85.5%
Communications Equipment 5.0%
Cisco Systems, Inc.	97,419	2,345,849
Oplink Communications, Inc. (a)	21,391	364,075
QUALCOMM, Inc.	48,495	3,078,463
Telefonaktiebolaget LM Ericsson, ADR	112,160	1,308,907
Total		7,097,294
Computers & Peripherals 6.7%
Apple, Inc.	9,090	4,087,591
EMC Corp. (a)	60,835	1,506,275
NetApp, Inc. (a)	20,346	763,585
QLogic Corp. (a)	73,314	714,078
SanDisk Corp. (a)	17,340	1,023,407
Seagate Technology PLC	31,285	1,347,758
Total		9,442,694
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp., Class A	20,150	1,569,685

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
InvenSense, Inc. (a)	69,279	$892,313
Radisys Corp. (a)	204,220	1,021,100
Research Frontiers, Inc. (a)	35,298	129,544
Total		3,612,642
Internet Software & Services 13.8%
ChannelAdvisor Corp. (a)	48,398	822,766
eBay, Inc. (a)	38,850	2,101,785
Equinix, Inc. (a)	6,470	1,311,081
Facebook, Inc., Class A (a)	58,770	1,431,050
Google, Inc., Class A (a)	6,125	5,331,261
LinkedIn Corp., Class A (a)	8,980	1,504,419
OpenTable, Inc. (a)	16,340	1,089,878
Shutterstock, Inc. (a)	26,306	1,245,326
Trulia, Inc. (a)	32,805	1,008,426
VeriSign, Inc. (a)	34,330	1,614,883
Yahoo!, Inc. (a)	43,045	1,132,084
Yelp, Inc. (a)	32,810	978,066
Total		19,571,025
IT Services 15.9%
Accenture PLC, Class A	19,575	1,607,303
Acxiom Corp. (a)	40,000	879,600
Alliance Data Systems Corp. (a)	13,080	2,316,337
Automatic Data Processing, Inc.	29,059	1,996,934
Blackhawk Network Holdings, Inc. (a)	4,194	99,901
Cognizant Technology Solutions Corp., Class A (a)	19,165	1,239,017
Computer Sciences Corp.	16,170	721,344
Fiserv, Inc. (a)	8,025	699,459
FleetCor Technologies, Inc. (a)	9,560	832,485
International Business Machines Corp.	6,995	1,455,100
Mastercard, Inc., Class A	2,530	1,442,733
Paychex, Inc.	37,285	1,388,121
ServiceSource International, Inc. (a)	149,830	1,221,115
Teradata Corp. (a)	14,135	788,026
Vantiv, Inc., Class A (a)	59,240	1,576,376
Visa, Inc., Class A	16,455	2,931,294
Western Union Co. (The)	79,335	1,299,507
Total		22,494,652
Semiconductors & Semiconductor Equipment 22.1%
Altera Corp.	25,645	851,158
Applied Materials, Inc.	116,880	1,776,576
ARM Holdings PLC, ADR	33,187	1,456,246
ASML Holding NV	17,730	1,440,917
Avago Technologies Ltd.	55,025	2,074,993

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Corp., Class A	42,470	$1,525,098
Cree, Inc. (a)	16,830	1,049,350
EZchip Semiconductor Ltd. (a)	36,930	998,587
Fairchild Semiconductor International, Inc. (a)	51,670	749,732
Formfactor, Inc. (a)	210,000	1,236,900
Inphi Corp. (a)	52,402	535,024
KLA-Tencor Corp.	33,415	1,880,930
Lam Research Corp. (a)	42,320	1,979,730
Linear Technology Corp.	29,920	1,122,000
Maxim Integrated Products, Inc.	24,189	713,334
Microchip Technology, Inc.	50,074	1,826,700
Micron Technology, Inc. (a)	165,915	1,937,887
NXP Semiconductor NV (a)	48,552	1,497,829
Power Integrations, Inc.	11,980	511,426
Rubicon Technology, Inc. (a)	97,075	822,225
Samsung Electronics Co., Ltd., GDR	3,224	2,153,997
Skyworks Solutions, Inc. (a)	47,347	1,129,699
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	45,525	849,496
Xilinx, Inc.	27,880	1,133,322
Total		31,253,156
Software 19.5%
Activision Blizzard, Inc.	98,375	1,419,551
Adobe Systems, Inc. (a)	30,570	1,311,759
Aspen Technology, Inc. (a)	28,695	878,641
Autodesk, Inc. (a)	38,800	1,463,924
Check Point Software Technologies Ltd. (a)	41,270	2,066,801
Citrix Systems, Inc. (a)	29,700	1,911,195
Electronic Arts, Inc. (a)	59,000	1,356,410
Fortinet, Inc. (a)	37,657	725,274
Guidewire Software, Inc. (a)	24,327	996,434
Intuit, Inc.	26,320	1,538,141
Microsoft Corp.	49,625	1,730,920
Model N, Inc. (a)	47,033	950,066
Nuance Communications, Inc. (a)	32,310	613,890
Oracle Corp.	41,355	1,396,145
Proofpoint, Inc. (a)	58,746	1,186,669
PTC, Inc. (a)	34,675	870,689

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Red Hat, Inc. (a)	20,378	$982,831
Salesforce.com, Inc. (a)	57,105	2,417,255
Splunk, Inc. (a)	19,135	894,753
Symantec Corp. (a)	73,750	1,651,262
Tableau Software, Inc., Class A (a)	6,162	314,878
TiVo, Inc. (a)	53,300	689,702
Workday, Inc., Class A (a)	4,629	297,321
Total		27,664,511
TOTAL INFORMATION TECHNOLOGY		121,135,974
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.1%
Cogent Communications Group, Inc.	24,465	672,543
Verizon Communications, Inc.	19,710	955,541
Total		1,628,084
Wireless Telecommunication Services 1.2%
SBA Communications Corp., Class A (a)	22,515	1,694,704
TOTAL TELECOMMUNICATION SERVICES		3,322,788
Total Common Stocks (Cost: $124,635,826)		$139,492,054

	Shares	Value

Exchange-Traded Funds 0.7%
Market Vectors Semiconductor ETF	24,025	919,917
Total Exchange-Traded Funds (Cost: $752,243)		$919,917

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	1,584,705	$1,584,705
Total Money Market Funds (Cost: $1,584,705)		$1,584,705
Total Investments
(Cost: $126,972,774) (d)		$141,996,676(e)
Other Assets & Liabilities, Net		(270,342)
Net Assets		$141,726,334

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends —Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,315,813	38,080,922	(38,812,030)	1,584,705	1,839	1,584,705

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $126,973,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,142,000
Unrealized Depreciation	(3,118,000)
Net Unrealized Appreciation	$15,024,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	13,323,516	—	—	13,323,516
Industrials	1,709,776	—	—	1,709,776
Information Technology	118,981,977	2,153,997	—	121,135,974
Telecommunication Services	3,322,788	—	—	3,322,788
Exchange-Traded Funds	919,917	—	—	919,917
Total Equity Securities	138,257,974	2,153,997	—	140,411,971
Other
Money Market Funds	1,584,705	—	—	1,584,705
Total Other	1,584,705	—	—	1,584,705
Total	139,842,679	2,153,997	—	141,996,676

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities or which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Value and Restructuring Fund

May 31, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.5%
CONSUMER DISCRETIONARY 12.8%
Auto Components 0.7%
Delphi Automotive PLC	336,180	$16,408,946
Automobiles 1.1%
General Motors Co. (a)	763,060	25,860,103
Hotels, Restaurants & Leisure 2.3%
McDonald’s Corp.	276,620	26,713,194
Wynn Resorts Ltd.	179,715	24,421,471
Total		51,134,665
Media 4.4%
Comcast Corp., Class A	194,225	7,798,134
DIRECTV (a)	442,820	27,069,587
Discovery Communications, Inc., Class A (a)	319,200	25,172,112
Viacom, Inc., Class B	617,240	40,669,943
Total		100,709,776
Specialty Retail 3.4%
Dick’s Sporting Goods, Inc.	317,710	16,628,942
Lowe’s Companies, Inc.	627,910	26,441,290
Tiffany & Co.	246,820	19,197,660
Ulta Salon Cosmetics & Fragrance, Inc. (a)	165,315	15,003,989
Total		77,271,881
Textiles, Apparel & Luxury Goods 0.9%
Nike, Inc., Class B	320,140	19,739,832
TOTAL CONSUMER DISCRETIONARY		291,125,203
CONSUMER STAPLES 10.7%
Beverages 3.0%
Diageo PLC, ADR	182,120	21,537,511
PepsiCo, Inc.	573,645	46,333,307
Total		67,870,818
Food & Staples Retailing 2.4%
CVS Caremark Corp.	634,840	36,554,088
Walgreen Co.	399,520	19,081,075
Total		55,635,163
Food Products 0.5%
Mondelez International, Inc., Class A	378,390	11,147,369

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 2.2%
Procter & Gamble Co. (The)	663,800	$50,953,288
Tobacco 2.6%
Philip Morris International, Inc.	650,400	59,127,864
TOTAL CONSUMER STAPLES		244,734,502
ENERGY 9.9%
Energy Equipment & Services 2.0%
Halliburton Co.	873,200	36,543,420
Tidewater, Inc.	180,855	9,963,302
Total		46,506,722
Oil, Gas & Consumable Fuels 7.9%
Anadarko Petroleum Corp.	177,800	15,552,166
Apache Corp.	263,500	21,641,255
Chevron Corp.	624,600	76,669,650
ConocoPhillips	373,900	22,935,026
Exxon Mobil Corp.	230,140	20,820,766
Noble Energy, Inc.	385,400	22,218,310
Total		179,837,173
TOTAL ENERGY		226,343,895
FINANCIALS 19.0%
Capital Markets 5.7%
BlackRock, Inc.	143,200	39,981,440
Goldman Sachs Group, Inc. (The)	78,995	12,803,510
Invesco Ltd.	962,100	32,461,254
Morgan Stanley	632,425	16,379,807
State Street Corp.	421,700	27,908,106
Total		129,534,117
Commercial Banks 1.7%
Wells Fargo & Co.	959,090	38,891,099
Diversified Financial Services 7.2%
Bank of America Corp.	2,842,890	38,833,877
Citigroup, Inc.	1,173,150	60,992,069
JPMorgan Chase & Co.	1,178,310	64,323,943
Total		164,149,889
Insurance 4.4%
Aon PLC	650,100	41,391,867

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Berkshire Hathaway, Inc., Class B (a)	524,095	$59,783,517
Total		101,175,384
TOTAL FINANCIALS		433,750,489
HEALTH CARE 14.0%
Biotechnology 1.5%
Ariad Pharmaceuticals, Inc. (a)	483,220	8,862,255
Celgene Corp. (a)	198,914	24,595,716
Total		33,457,971
Health Care Equipment & Supplies 3.4%
Abbott Laboratories	810,510	29,721,402
Baxter International, Inc.	340,820	23,969,870
Covidien PLC	372,600	23,697,360
Total		77,388,632
Health Care Providers & Services 3.9%
Cardinal Health, Inc.	725,000	34,046,000
CIGNA Corp.	414,100	28,117,390
Express Scripts Holding Co. (a)	441,360	27,417,283
Total		89,580,673
Pharmaceuticals 5.2%
Johnson & Johnson	868,950	73,148,211
Pfizer, Inc.	1,154,740	31,443,571
Salix Pharmaceuticals Ltd. (a)	214,360	13,005,221
Total		117,597,003
TOTAL HEALTH CARE		318,024,279
INDUSTRIALS 10.0%
Aerospace & Defense 2.7%
Honeywell International, Inc.	451,045	35,388,991
United Technologies Corp.	285,390	27,083,511
Total		62,472,502
Air Freight & Logistics 0.6%
FedEx Corp.	146,710	14,134,041
Commercial Services & Supplies 1.3%
Tyco International Ltd.	865,000	29,245,650
Electrical Equipment 1.2%
Eaton Corp. PLC	398,890	26,350,674

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.0%
General Electric Co.	966,010	$22,527,353
Machinery 0.3%
Caterpillar, Inc.	84,340	7,236,372
Professional Services 1.5%
Nielsen Holdings NV	998,400	33,855,744
Road & Rail 1.0%
Union Pacific Corp.	152,370	23,559,449
Trading Companies & Distributors 0.4%
MRC Global, Inc. (a)	316,877	8,996,138
TOTAL INDUSTRIALS		228,377,923
INFORMATION TECHNOLOGY 20.5%
Communications Equipment 1.5%
QUALCOMM, Inc.	535,860	34,016,393
Computers & Peripherals 5.6%
Apple, Inc.	156,830	70,523,314
EMC Corp. (a)	1,316,135	32,587,503
Hewlett-Packard Co.	981,557	23,969,622
Total		127,080,439
Internet Software & Services 4.3%
eBay, Inc. (a)	572,620	30,978,742
Facebook, Inc., Class A (a)	49,015	1,193,515
Google, Inc., Class A (a)	76,630	66,699,518
Total		98,871,775
IT Services 3.7%
International Business Machines Corp.	239,010	49,718,860
Mastercard, Inc., Class A	61,250	34,927,813
Total		84,646,673
Semiconductors & Semiconductor Equipment 0.8%
Skyworks Solutions, Inc. (a)	732,010	17,465,759
Software 4.6%
Activision Blizzard, Inc.	1,438,655	20,759,792
Citrix Systems, Inc. (a)	246,695	15,874,823
Electronic Arts, Inc. (a)	982,490	22,587,445

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	1,309,690	$45,681,987
Total		104,904,047
TOTAL INFORMATION TECHNOLOGY		466,985,086
MATERIALS 1.3%
Chemicals 1.3%
Celanese Corp., Class A	317,610	15,674,053
Dow Chemical Co. (The)	365,000	12,577,900
Total		28,251,953
TOTAL MATERIALS		28,251,953
TELECOMMUNICATION SERVICES 1.3%
Wireless Telecommunication Services 1.3%
Sprint Nextel Corp. (a)	1,660,950	12,124,935

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services (continued)
Vodafone Group PLC, ADR	630,010	$18,238,789
Total		30,363,724
TOTAL TELECOMMUNICATION SERVICES		30,363,724
Total Common Stocks (Cost: $1,751,997,926)		$2,267,957,054

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.109% (b)(c)	10,440,284	$10,440,284
Total Money Market Funds (Cost: $10,440,284)		$10,440,284
Total Investments
(Cost: $1,762,438,210) (d)		$2,278,397,338(e)
Other Assets & Liabilities, Net		1,035,595
Net Assets		$2,279,432,933

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2013.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended May 31, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	28,067,156	556,170,079	(573,796,951)	10,440,284	7,750	10,440,284

(d)

At May 31, 2013, the cost of securities for federal income tax purposes was approximately $1,762,438,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$534,727,000
Unrealized Depreciation	(18,768,000)
Net Unrealized Appreciation	$515,959,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	291,125,203	—	—	291,125,203
Consumer Staples	244,734,502	—	—	244,734,502
Energy	226,343,895	—	—	226,343,895
Financials	433,750,489	—	—	433,750,489
Health Care	318,024,279	—	—	318,024,279
Industrials	228,377,923	—	—	228,377,923
Information Technology	466,985,086	—	—	466,985,086
Materials	28,251,953	—	—	28,251,953
Telecommunication Services	30,363,724	—	—	30,363,724
Total Equity Securities	2,267,957,054	—	—	2,267,957,054
Other
Money Market Funds	10,440,284	—	—	10,440,284
Total Other	10,440,284	—	—	10,440,284
Total	2,278,397,338	—	—	2,278,397,338

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	July 22, 2013

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	July 22, 2013